UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Nathan Briggs
Artisan Partners Funds, Inc.	Simpson Thacher & Bartlett LLP
875 East Wisconsin Avenue, Suite 800	900 G Street, N.W.
Milwaukee, Wisconsin 53202	Washington, D.C. 20001

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 9/30/23

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Shareholders.

ANNUAL REPORT

Artisan Partners Funds

2023

September 30, 2023

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Emerging Markets Debt Opportunities Fund	APFOX	APDOX	APHOX
Artisan Floating Rate Fund	ARTUX	APDUX	APHUX
Artisan Focus Fund	ARTTX	APDTX	APHTX
Artisan Global Discovery Fund	APFDX	APDDX	APHDX
Artisan Global Equity Fund	ARTHX	APDHX	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Unconstrained Fund	APFPX	APDPX	APHPX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Explorer Fund	N/A	ARDBX	ARHBX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Select Equity Fund	ARTNX	APDNX	APHNX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	APDEX	APHEX
Artisan Value Fund	ARTLX	APDLX	APHLX
Artisan Value Income Fund	APFWX	APDWX	APHWX

As currently permitted by regulations previously adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ annual and semi-annual shareholder reports are not currently being sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available online at https://connect.rightprospectus.com/Artisan, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you invest directly with a Fund, by calling 800.344.1770 or by enrolling on the Funds’ website at www.artisanpartners.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSIONS ON FUND PERFORMANCE
2	Artisan Developing World Fund
3	Artisan Emerging Markets Debt Opportunities Fund
4	Artisan Floating Rate Fund
5	Artisan Focus Fund
7	Artisan Global Discovery Fund
9	Artisan Global Equity Fund
11	Artisan Global Opportunities Fund
12	Artisan Global Unconstrained Fund
14	Artisan Global Value Fund
15	Artisan High Income Fund
16	Artisan International Fund
18	Artisan International Explorer Fund
19	Artisan International Small-Mid Fund
21	Artisan International Value Fund
22	Artisan Mid Cap Fund
24	Artisan Mid Cap Value Fund
25	Artisan Select Equity Fund
26	Artisan Small Cap Fund
27	Artisan Sustainable Emerging Markets Fund
29	Artisan Value Fund
31	Artisan Value Income Fund

SCHEDULES OF INVESTMENTS
34	Artisan Developing World Fund
36	Artisan Emerging Markets Debt Opportunities Fund
40	Artisan Floating Rate Fund
43	Artisan Focus Fund
45	Artisan Global Discovery Fund
47	Artisan Global Equity Fund
49	Artisan Global Opportunities Fund
51	Artisan Global Unconstrained Fund
58	Artisan Global Value Fund
59	Artisan High Income Fund
64	Artisan International Fund
66	Artisan International Explorer Fund
68	Artisan International Small-Mid Fund
71	Artisan International Value Fund
73	Artisan Mid Cap Fund
75	Artisan Mid Cap Value Fund
77	Artisan Select Equity Fund
79	Artisan Small Cap Fund
81	Artisan Sustainable Emerging Markets Fund
83	Artisan Value Fund
85	Artisan Value Income Fund

88	STATEMENTS OF ASSETS AND LIABILITIES

94	STATEMENTS OF OPERATIONS

100	STATEMENTS OF CHANGES IN NET ASSETS

111	FINANCIAL HIGHLIGHTS

130	NOTES TO FINANCIAL STATEMENTS

167	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

170	SHAREHOLDER EXPENSE EXAMPLE

175	Factors Considered in Renewing the Funds’ Advisory Agreements

179	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

182	PROXY VOTING POLICIES AND PROCEDURES

182	INFORMATION ABOUT PORTFOLIO SECURITIES

183	DIRECTORS AND OFFICERS

ARTISAN PARTNERS FUNDS

P.O. BOX 219322
KANSAS CITY, MO 64121-9322

This report and the audited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of 30 September 2023. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

2	Artisan Partners Funds

ARTISAN DEVELOPING WORLD FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/29/2015 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Developing World Fund – Investor Shares (6/29/2015)	22.60%	-9.76%	8.63%	7.06%
Artisan Developing World Fund – Advisor Shares (6/29/2015)	22.80	-9.62	8.81	7.24
Artisan Developing World Fund – Institutional Shares (6/29/2015)	22.88	-9.54	8.91	7.34
MSCI Emerging Markets Index	11.70	-1.73	0.55	2.37*

*As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners Limited Partnership’s (the “Adviser” or “Artisan Partners”) contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

During the one-year period ended 30 September 2023, emerging markets rose but not as much as their European or US counterparts. Country-level returns were mostly positive during the period. Korea was the top contributor in the MSCI Emerging Markets Index, while Saudi Arabia and Qatar were the main detractors. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	15.2%	16.3%
Consumer Discretionary	21.9	25.4
Consumer Staples	9.3	5.4
Financials	14.5	5.0
Health Care	11.8	12.3
Industrials	2.5	—
Information Technology	20.1	32.1
Real Estate	2.9	2.0
Other assets less liabilities	1.8	1.5
	100.0%	100.0%

PERFORMANCE DISCUSSION

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Developing World Fund.

Top contributors within the portfolio during the period included: US-based technology company NVIDIA, US-based online trading site for Latin American markets MercadoLibre, US-based online travel marketplace Airbnb, US-based entertainment streaming business Netflix and Netherlands-based semiconductor manufacturing equipment company ASML Holding. Bottom contributors during the period included: Chinese local services platform, covering food delivery, hotel booking, merchant advertising services and management services Meituan, US-based beauty products manufacturer Estee Lauder, Singaporean provider of information technology services Sea, Netherlands-based payment solutions provider Adyen and Uruguay-based payment solutions company Dlocal.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Developed Markets	59.9%	62.2%
Emerging Asia	30.4	27.5
Latin America	7.9	8.8

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: Indian operator and manager of hospitals Apollo Hospitals, Indian online travel business MakeMyTrip, Singaporean technology platform Grab Holdings, US-based provider of monitoring and analytics for cloud-based applications Datadog and US-based manufacturer of non-alcoholic beverages Coca-Cola. We funded these purchases in part through exiting our positions in Align Technology, China Tourism Group Duty Free, Dlocal and Yandex.

Artisan Partners Funds	3

ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (4/7/2022 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	Since Inception
Artisan Emerging Markets Debt Opportunities Fund – Investor Shares (4/7/2022)	16.01%	9.25%
Artisan Emerging Markets Debt Opportunities Fund – Advisor Shares (4/7/2022)	16.26	9.37
Artisan Emerging Markets Debt Opportunities Fund – Institutional Shares (4/7/2022)	16.39	9.54
JP Morgan EMB Hard Currency/Local Currency 50/50	11.15	-1.02*

*As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. Unlike the Index, the Fund may hold loans and other security types. At times, this can cause material differences in relative performance. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

Central banks across the world continued to raise rates as inflation proved to be stickier than expected. The Fed embarked on its most aggressive rate hiking cycle in decades yet the impact on the US economy has been relatively sanguine - barring some cracks in the US regional banking sector earlier in the year. At the Jackson Hole Symposium, Fed Chair Jerome Powell reiterated the Fed’s commitment to bringing inflation down to its 2% target even if it means additional rate hikes or holding at the current restrictive level for longer. This message was echoed by central bankers across the developed world but is at odds with the monetary policy of many emerging market countries. These countries started raising rates earlier and subsequently have either already begun cutting rates or are contemplating it, specifically in Latin America and Central and Eastern Europe. Many emerging market central banks were particularly hawkish earlier on in the cycle and have now started cutting rates, including Poland, Brazil, Chile and Ukraine. The divergence of policies between countries has contributed to higher returns in many emerging market countries relative to their developed market counterparts.

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Emerging Markets Debt Opportunities Fund.

Over the period, the portfolio outperformed the J.P. Morgan EMB Hard Currency/Local Currency 50/50 Index. Top contributors within the portfolio during the period included exposures to: Hungarian carry and currency, Romanian sovereign credit and carry and Dominican Republic local interest rates and other factors, including carry and individual positions. Bottom contributors within the portfolio during the period included exposures to: Brazilian corporate credit, positions in Zambia and Indian local interest rates.

PORTFOLIO COMPOSITION

Type	9/30/2023	9/30/2022
Sovereign Government Bonds	69.0%	71.2%
Corporate Bonds	13.4	10.4
Other assets less liabilities	17.6	18.4
	100.0%	100.0%

Fund Changes

During the period, relative to weightings within the J.P. Morgan EMB Hard Currency/Local Currency 50/50 Index, the team increased investments in: Peru, Czech Republic, Uruguay, Uganda and Albania. These allocations were funded in part through decreases in investments in: Romania, Mexico, Colombia, Zambia and Macedonia.

4	Artisan Partners Funds

ARTISAN FLOATING RATE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/1/2021 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	Since Inception
Artisan Floating Rate Fund – Investor Shares (12/1/2021)	12.97%	4.44%
Artisan Floating Rate Fund – Advisor Shares (12/1/2021)	13.09	4.54
Artisan Floating Rate Fund – Institutional Shares (12/1/2021)	13.15	4.58
Credit Suisse Leveraged Loan Total Return Index	12.47	5.03*

*As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. Unlike the Index, the Fund may hold loans and other security types. At times, this can cause material differences in relative performance. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

During the one-year period ended 30 September 2023, credit markets rallied amid a better-than-expected macro backdrop. During the year, there was no shortage of market volatility including a regional banking crisis in Q1 2023 and a continued hawkish federal reserve, but spreads still tightened year-over-year as the economy outperformed expectations. As a result, lower-rated credit performed strongly with Bs and CCCs outperforming BBs. Leveraged loans have performed well, aided by their low duration and floating rate coupons, returning +12.5% for the year and outperforming high yield bonds by over 2%. Higher starting yields contributed significantly to returns year over year, with interest return (+9.3%) providing the bulk of total return for leveraged loans during the period.

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Floating Rate Fund.

Top contributors within the portfolio during the period included: US-based commercial fiber optic business Gridiron Fiber, US-based financial advisor Edelman Financial Engines, US-based cloud-based employee wellbeing solution Virgin Pulse, US-based early childhood education provider KUEHG Corp and US-based cloud-based human capital management solutions company Ultimate Software Group Inc. Bottom contributors during the period include: US-based nonprofit parent training and information center Matrix Parent Inc, US-based financial services company Orchid Finco LLC, US-based provider of life insurance and wealth management solutions NFP Corp, US-based financial software solutions provider Finastra USA Inc and US-based digital US government service provider for federal, state and local governments NIC Acquisition Corp.

PORTFOLIO COMPOSITION

Type	9/30/2023	9/30/2022
Bank Loans	78.3%	86.6%
Corporate Bonds	7.1	4.0
Warrants	—	—
Other assets less liabilities	14.6	9.4
	100.0%	100.0%

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: US-based industrial and mobile fluid power distribution company SunSource, US-based casualty and specialty insurance broker Amynta Group, US-based information, data and market measurement firm Nielsen, US-based manufacturer of electric motors and power transmission components Regal Rexnord and US-based provider of life insurance and wealth management solutions NFP Corp. We funded these purchases in part through exiting our positions in Gridiron Fiber, TransDigm, WMB Holdings, Focus Financial Partners and BCPE Empire Holdings.

Artisan Partners Funds	5

ARTISAN FOCUS FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (4/24/2017 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Focus Fund – Investor Shares (4/24/2017)	8.57%	2.64%	8.15%	14.16%
Artisan Focus Fund – Advisor Shares (7/31/2018)	8.83	2.83	8.33	8.90
Artisan Focus Fund – Institutional Shares (2/3/2020)	8.94	2.91	n/a	5.67
S&P 500® Index	21.62	10.15	9.92	11.59*

*As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) have made a material contribution to performance during some or all of the periods shown above. IPO investments may contribute significantly to a small portfolio’s return, an effect that will generally decrease as assets grow. IPO investments may be unavailable in the future. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

During the one-year period ended 30 September 2023, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for real estate and utilities. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	5.0%	7.8%
Consumer Discretionary	3.6	3.4
Consumer Staples	1.8	4.2
Energy	—	1.3
Financials	11.0	9.5
Health Care	9.6	23.8
Industrials	32.0	15.2
Information Technology	21.2	16.2
Materials	10.2	0.5
Real Estate	1.3	7.6
Utilities	3.5	6.3
Other assets less liabilities	0.8	4.2
	100.0%	100.0%

6	Artisan Partners Funds

Performance Discussion*

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Focus Fund.

Top contributors within the portfolio during the period included: US-based technology company NVIDIA, US-based aerospace components and systems company TransDigm Group, US-based software supplier Oracle, US-based semiconductor company Advanced Micro Devices and US-based retail electronic payments network provider Visa. Bottom contributors during the period included: US-based electric power and energy infrastructure company NextEra Energy, US-based online retailer Amazon, US-based aerospace company Boeing, US-based health benefits company Elevance and US-based software provider Microsoft. The use of derivatives, including options used to hedge short-term portfolio volatility, had a negative overall impact on performance during the period.

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: US-based multinational conglomerate General Electric, US-based social networking website operator Meta, US-based aerospace components and systems company TransDigm Group, US-based technology company NVIDIA and US-based provider of water, hygiene and infection prevention solutions and services Ecolab. We funded these purchases in part through exiting our positions in T-Mobile, Amazon, American Tower, McKesson and Thermo Fisher Scientific.

*For options, exposures have been delta-adjusted to determine contribution to return.

Artisan Partners Funds	7

ARTISAN GLOBAL DISCOVERY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (8/21/2017 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Discovery Fund – Investor Shares (8/21/2017)	16.82%	-0.39%	7.96%	10.40%
Artisan Global Discovery Fund – Advisor Shares (2/3/2020)	16.93	-0.31	n/a	5.57
Artisan Global Discovery Fund – Institutional Shares (2/3/2020)	17.19	-0.08	n/a	5.77
MSCI ACWI Index	20.80	6.89	6.46	7.49*

*As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ and Advisor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

During the one-year period ended 30 September 2023, global equities rose meaningfully. European and US markets led while emerging markets trailed, although all three markets were up double digits during the period. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	3.4%	2.1%
Consumer Discretionary	5.1	3.9
Consumer Staples	2.2	—
Financials	10.1	13.9
Health Care	25.9	25.1
Industrials	18.2	17.4
Information Technology	31.1	31.6
Materials	—	0.7
Real Estate	—	0.9
Other assets less liabilities	4.0	4.4
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Global Discovery Fund.

Top contributors within the portfolio during the period included: US-based developer of programmable logic products Lattice Semiconductor, US-based semiconductor company Advanced Micro Devices, US-based provider of cloud-based inbound marketing and sales software Hubspot, US-based minimally invasive medical devices manufacturer Boston Scientific and US-based market leader in power management and image sensors ON Semiconductor. Bottom contributors during the period included: US-based banking services provider SVB Financial, US-based contract manufacturing supplier to the pharmaceuticals industry Catalent, Brazilian operator of hospitals and clinics Hapvida Participações e Investimentos, Australian enterprise software designer and developer Atlassian and Danish biotechnology company Ascendis Pharma.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Americas	65.4%	64.8%
Europe	23.9	21.3
Pacific Basin	3.8	5.7
Emerging Markets	2.9	3.8

8	Artisan Partners Funds

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: UK-based aerospace manufacturing and industrial business Melrose Industries, US-based software provider Tyler Technologies, US-based transportation company Saia, US-based designer and manufacturer of injectable pharmaceutical packaging and delivery systems West Pharmaceutical Services and US-based investment portfolio accounting, reporting and reconciliation services company Clearwater Analytics Holdings. We funded these purchases in part through exiting our positions in Catalent, Valmont Industries, Nasdaq, SVB Financial and First Republic Bank.

Artisan Partners Funds	9

ARTISAN GLOBAL EQUITY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/29/2010 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Equity Fund – Investor Shares (3/29/2010)	17.16%	-1.32%	4.60%	7.21%	9.47%
Artisan Global Equity Fund – Advisor Shares (8/5/2020)	17.26	-1.31	n/a	n/a	-0.93
Artisan Global Equity Fund – Institutional Shares (10/15/2015)	17.52	-1.09	4.83	n/a	7.72
MSCI ACWI Index	20.80	6.89	6.46	7.56	7.89*

*As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ and Advisor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

During the one-year period ended 30 September 2023, global equities rose meaningfully. European and US markets led while emerging markets trailed, although all three markets were up double digits during the period. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	12.2%	7.6%
Consumer Discretionary	11.6	11.5
Consumer Staples	4.8	4.9
Energy	—	18.4
Financials	24.7	12.8
Health Care	19.6	15.6
Industrials	10.5	15.1
Information Technology	8.3	6.6
Materials	5.4	0.7
Utilities	—	1.9
Other assets less liabilities	2.9	4.9
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Global Equity Fund.

Top contributors within the portfolio during the period included: US-based oilfield services and equipment company Schlumberger, Danish leader in insulin production and diabetes treatment Novo Nordisk, Swiss financial services provider UBS, Italian specialty finance company BFF Bank and Netherlands-based diversified financial services provider ING Groep. Bottom contributors during the period included: Chinese financial services platform company Lufax, Chinese automobile dealership China Meidong Auto, Japanese pharmaceutical company Daiichi Sankyo, Chinese monitoring of travel services and the sale of merchandise company China Tourism Group Duty Free and Netherlands-based payment solutions provider Adyen.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Americas	61.7%	50.4%
Europe	28.9	37.2
Pacific Basin	5.8	3.3
Emerging Markets	0.7	4.2

10	Artisan Partners Funds

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: US-based social networking website operator Meta, US-based insurance company Arthur J Gallagher & Co, US-based health care company Cigna Group, US-based entertainment streaming business Netflix and French supplier of industrial gasses and services Air Liquide. We funded these purchases in part through exiting our positions in Shell, Schlumberger, Argenx, EQT and Darling Ingredients.

Artisan Partners Funds	11

ARTISAN GLOBAL OPPORTUNITIES FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/22/2008 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Opportunities Fund – Investor Shares (9/22/2008)	15.17%	-1.66%	6.65%	9.06%	10.03%
Artisan Global Opportunities Fund – Advisor Shares (4/1/2015)	15.34	-1.52	6.80	n/a	9.23
Artisan Global Opportunities Fund – Institutional Shares (7/26/2011)	15.44	-1.42	6.90	9.33	10.01
MSCI ACWI Index	20.80	6.89	6.46	7.56	7.11*

*As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ and Advisor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

During the one-year period ended 30 September 2023, global equities rose meaningfully. European and US markets led while emerging markets trailed, although all three markets were up double digits during the period. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	6.9%	3.8%
Consumer Discretionary	10.1	11.7
Financials	8.9	15.1
Health Care	30.9	24.5
Industrials	9.5	10.9
Information Technology	24.6	23.8
Materials	2.3	0.5
Real Estate	1.2	—
Utilities	2.1	5.5
Other assets less liabilities	3.5	4.2
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Global Opportunities Fund.

Top contributors within the portfolio during the period included: US-based semiconductor company Advanced Micro Devices, Danish leader in insulin production and diabetes treatment Novo Nordisk, US-based minimally invasive medical devices manufacturer Boston Scientific, US-based cloud computing company Veeva Systems and Swiss financial services provider UBS. Bottom contributors during the period included: US-based banking services provider SVB Financial, US-based electric power and energy infrastructure company NextEra Energy, Australian enterprise software designer and developer Atlassian, US-based car manufacturer Tesla and US-based financial services provider Charles Schwab.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Americas	61.7%	58.4%
Europe	24.7	26.4
Pacific Basin	7.1	9.9
Emerging Markets	3.0	1.1

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: US-based business and financial management solutions provider Intuit, US-based entertainment streaming business Netflix, Dutch biotechnology company Argenx, UK-based industrial gas producer Linde and US-based online retailer Amazon. We funded these purchases in part through exiting our positions in Charles Schwab, Telefonaktiebolaget LM Ericsson, AIA, Fidelity National Information Services (FIS) and Genmab.

12	Artisan Partners Funds

ARTISAN GLOBAL UNCONSTRAINED FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/31/2022 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	Since Inception
Artisan Global Unconstrained Fund – Investor Shares (3/31/2022)	10.82%	8.57%
Artisan Global Unconstrained Fund – Advisor Shares (3/31/2022)	10.87	8.71
Artisan Global Unconstrained Fund – Institutional Shares (3/31/2022)	10.97	8.80
ICE BofAML 3 Month U.S. Treasury Bill Index	4.47	3.35*

*As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. Unlike the Index, the Fund may hold loans and other security types. At times, this can cause material differences in relative performance. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

Central banks across the world continued to raise rates as inflation proved to be stickier than expected. The Fed embarked on its most aggressive rate hiking cycle in decades yet the impact on the US economy has been relatively sanguine - barring some cracks in the US regional banking sector earlier in the year. At the Jackson Hole Symposium, Fed Chair Jerome Powell reiterated the Fed’s commitment to bringing inflation down to its 2% target even if it means additional rate hikes or holding at the current restrictive level for longer. This message was echoed by central bankers across the developed world but is at odds with the monetary policy of many emerging market countries. These countries started raising rates earlier and subsequently have either already begun cutting rates or are contemplating it, specifically in Latin America and Central and Eastern Europe. Many emerging market central banks were particularly hawkish earlier on in the cycle and have now started cutting rates, including Poland, Brazil, Chile and Ukraine. The divergence of policies between countries has contributed to higher returns in many emerging market countries relative to their developed market counterparts.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	5.0%	7.8%
Consumer Discretionary	3.6	3.4
Consumer Staples	1.8	4.2
Energy	—	1.3
Financials	11.0	9.5
Health Care	9.6	23.8
Industrials	32.0	15.2
Information Technology	21.2	16.2
Materials	10.2	0.5
Real Estate	1.3	7.6
Utilities	3.5	6.3
Other assets less liabilities	0.8	4.2
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Global Unconstrained Fund.

Over the period, the portfolio outperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Top contributors within the portfolio during the period included exposures to: Dominican Republic local interest rates and sovereign credit, Romanian sovereign credit and Serbian sovereign credit. Bottom

Artisan Partners Funds	13

contributors within the portfolio during the period included exposures to: Brazilian corporate credit, South African sovereign credit, rates and carry and positions in Zambia and carry.

Fund Changes

During the period the team increased investments in: Guatemala, Uruguay, Uganda, Czech Republic and Vietnam. These allocations were funded in part though decreased investments in: United States, Dominican Republic, Brazil, Macedonia and Colombia.

14	Artisan Partners Funds

ARTISAN GLOBAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Value Fund – Investor Shares (12/10/2007)	28.28%	11.09%	5.18%	6.66%	7.04%
Artisan Global Value Fund – Advisor Shares (4/1/2015)	28.46	11.25	5.32	n/a	6.36
Artisan Global Value Fund – Institutional Shares (7/17/2012)	28.58	11.35	5.43	6.92	9.08
MSCI ACWI Index	20.80	6.89	6.46	7.56	5.02*

*As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

During the one-year period ended 30 September 2023, global equities rose meaningfully. European and US markets led while emerging markets trailed, although all three markets were up double digits during the period. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	9.5%	10.8%
Consumer Discretionary	11.8	14.4
Consumer Staples	7.9	4.5
Energy	4.8	4.6
Financials	28.7	31.8
Health Care	13.8	14.8
Industrials	5.0	6.7
Information Technology	6.3	5.7
Materials	4.3	2.8
Other assets less liabilities	7.9	3.9
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Global Value Fund.

Top contributors within the portfolio during the period included: US-based social networking website operator Meta, German building materials company Heidelberg Materials, Swiss financial services provider UBS, Swiss pharmaceutical company Novartis and Korean electronic products and solutions manufacturer Samsung Electronics. Bottom contributors during the period included: US-based auto parts and accessories retailer Advance Auto Parts, Dutch manufacturer and distributor of beverages Heineken, UK-based consumer goods company Reckitt Benckiser Group, US-based airline Southwest Airlines and US-based financial services provider Charles Schwab.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Americas	40.2%	46.5%
Europe	43.4	38.6
Emerging Markets	7.5	8.0
Pacific Basin	1.0	3.0

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: Dutch manufacturer and distributor of beverages Heineken, US-based financial services provider Charles Schwab and UK-based consumer goods company Reckitt Benckiser Group. We funded these purchases in part through exiting our positions in Imperial Oil, ING Groep, Advance Auto Parts, Telefonica Brasil and Sensata Technologies Holding.

Artisan Partners Funds	15

ARTISAN HIGH INCOME FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/19/2014 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan High Income Fund – Investor Shares (3/19/2014)	10.44%	3.80%	4.27%	5.34%
Artisan High Income Fund – Advisor Shares (3/19/2014)	10.62	3.92	4.41	5.49
Artisan High Income Fund – Institutional Shares (10/3/2016)	10.72	4.02	4.50	5.34
ICE BofAML US High Yield Master II Index	10.19	1.82	2.80	3.70*

*As of Investor and Advisor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. Unlike the Index, the Fund may hold loans and other security types. At times, this can cause material differences in relative performance. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

During the one-year period ended 30 September 2023, credit markets rallied amid a better-than-expected macro backdrop. During the year, there was no shortage of market volatility including a regional banking crisis in Q1 2023 and a continued hawkish federal reserve, but spreads still tightened year-over-year as the economy outperformed expectations. As a result, lower-rated credit performed strongly with Bs and CCCs outperforming BBs. In addition, higher starting yields following the market repricing in 2022 contributed significantly to returns year over year, with income return (+6.9%) driving the bulk of total return (+10.2%) for the broad high yield market. Leveraged loans have performed well, aided by their low duration and floating rate coupons, outperforming bonds by over 2% during the 12-month period.

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan High Income Fund.

Top contributors within the portfolio during the period included: US-based cruise ship operator Carnival, US-based leading global cruise company NCL Corp, US-based financial technology and insurance company Acrisure, US-based provider of life insurance and wealth management solutions NFP Corp and US-based global cruise company Royal Caribbean Cruises. Bottom contributors during the period include US-based food contract manufacturer and private bakery Hearthside Food Solutions, US-based telecom company Altice USA, US-based telecommunications conglomerate Sinclair, French telecom company Altice France, and US-based database tools and software provider Castle US Holding Co.

PORTFOLIO COMPOSITION

Type	9/30/2023	9/30/2022
Corporate Bonds	72.9%	72.4%
Bank Loans	15.3	14.9
Common Stock	0.3	0.4
Warrants	—	—
Other assets less liabilities	11.5	12.3
	100.0%	100.0%

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: Canadian insurance brokerage firm Navacord, US-based property, casualty and specialty insurance broker Amynta Group, US-based manufacturer of electric motors and power transmission components Regal Rexnord, US-based global leader in audience insights, data and analytics Nielsen and US-based chemical and ingredients distributor Univar Solutions. We funded these purchases in part through exiting our positions in Laredo Petroleum, Maxar Technologies, Big River Steel, NIC Acquisition Corp and Jacobs Entertainment Inc.

16	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund – Investor Shares (12/28/1995)	21.79%	-0.25%	2.36%	3.17%	7.71%
Artisan International Fund – Advisor Shares (4/1/2015)	21.99	-0.11	2.52	n/a	2.64
Artisan International Fund – Institutional Shares (7/1/1997)	22.04	-0.02	2.60	3.41	6.86
MSCI EAFE Index	25.65	5.75	3.24	3.82	4.58*
MSCI ACWI ex US Index††	20.39	3.74	2.58	3.35	4.79*

*As of Investor Shares inception date.

††The performance of the Index represents linked performance data for the MSCI ACWI ex US (Gross) Index from Investor Shares’ inception date to 12/31/2000 and the MSCI ACWI ex US (Net) Index from 1/1/2001 forward.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

Investing Environment

During the one-year period ended 30 September 2023, global equities rose meaningfully. European and US markets led while emerging markets trailed, although all three markets were up double digits during the period. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	3.8%	7.1%
Consumer Discretionary	7.7	9.6
Consumer Staples	10.4	7.7
Energy	2.5	10.8
Financials	22.8	21.2
Health Care	18.0	12.9
Industrials	16.3	14.9
Information Technology	0.4	3.2
Materials	11.1	8.6
Utilities	0.5	—
Other assets less liabilities	6.5	4.0
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan International Fund.

Top contributors within the portfolio during the period included: US-based oilfield services and equipment company Schlumberger, French international banking group BNP Paribas, UK-based industrial gas producer Linde, Danish leader in insulin production and diabetes treatment Novo Nordisk and Swiss financial services provider UBS. Bottom contributors during the period included: Japanese pharmaceutical company Daiichi Sankyo and Chinese monitoring of travel services and the sale of merchandise company China Tourism Group Duty Free, Netherlands-based payment solutions provider Adyen, Hong Kong-based life insurance provider AIA and Dutch manufacturer and distributor of beverages Heineken.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Europe	60.0%	69.2%
Americas	27.8	24.0
Pacific Basin	5.7	1.2
Emerging Markets	—	1.6

Artisan Partners Funds	17

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: UK-based pharmaceutical and biopharmaceutical company AstraZeneca, Japanese pharmaceutical company Daiichi Sankyo, UK-based analytics solutions provider for professional and business customers RELX, UK-based manufacturer of consumer brand products Reckitt Benckiser Group and Dutch manufacturer and distributor of beverages Heineken. We funded these purchases in part through exiting our positions in Shell, Alphabet, Barclays, Capgemini and ING Groep.

18	Artisan Partners Funds

ARTISAN INTERNATIONAL EXPLORER FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (5/16/2022 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	Since Inception
Artisan International Explorer Fund – Advisor Shares (5/16/2022)	20.62%	3.48%
Artisan International Explorer Fund – Institutional Shares (5/16/2022)	20.80	3.59
MSCI ACWI ex USA Small Cap Net Index	19.01	1.39*

*As of Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

During the one-year period ended 30 September 2023, global equities rose meaningfully. European and US markets led while emerging markets trailed, although all three markets were up double digits during the period. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	9.1%	11.1%
Consumer Discretionary	19.8	17.3
Consumer Staples	—	1.0
Financials	10.4	9.4
Health Care	6.0	7.5
Industrials	17.7	21.5
Information Technology	16.8	13.8
Materials	4.0	2.7
Real Estate	2.2	2.4
Other assets less liabilities	14.0	13.3
	100.0%	100.0%

Performance Discussion

The following commentary reflects one-year period ended 30 September 2023 for Artisan International Explorer Fund.

Top contributors within the portfolio during the period included: Canadian producer of factory automation systems ATS, German producer and distributor of sensor surveillance systems Hensoldt, Indonesian retailer and local operator Mitra Adiperkasa (MAPI), Korean battery manufacturing company Vitzrocell and Mexico-based insurance holding company Qualitas Controladora. Bottom contributors during the period included: Chinese manufacturer of nuclear products China Isotope & Radiation, UK-based semiconductor company IQE, Danish pharmaceutical company ALK-Abello, Japanese copyright management and consulting business NexTone and UK-based retail company Kingfisher.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Europe	41.3%	39.0%
Emerging Markets	22.2	22.6
Pacific Basin	14.6	11.1
Americas	7.9	14.0

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: Japanese provider of automatic identification and data collection solutions Sato Holdings, UK-based retail company Kingfisher, Italian information technology company Sesa and UK-based wealth technology company Allfunds Group. We funded these purchases in part through exiting our positions in ATS, Euromoney, Cashbuild, Bid Corp and Boyd Group Services.

Artisan Partners Funds	19

ARTISAN INTERNATIONAL SMALL-MID FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Small-Mid Fund – Investor Shares (12/21/2001)	11.87%	-2.45%	3.15%	3.97%	9.68%
Artisan International Small-Mid Fund – Advisor Shares (12/4/2018)	12.08	-2.30	n/a	n/a	6.61
Artisan International Small-Mid Fund – Institutional Shares (4/12/2016)	12.10	-2.23	3.38	n/a	5.57
MSCI ACWI ex US SMID Net Index	19.95	3.24	1.95	3.82	7.64*
MSCI ACWI ex US Small Cap Net Index	19.01	4.01	2.58	4.35	8.42*

*As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

Investing Environment

During the one-year period ended 30 September 2023, global equities rose meaningfully. European and US markets led while emerging markets trailed, although all three markets were up double digits during the period. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	0.9%	1.0%
Consumer Discretionary	4.2	3.1
Consumer Staples	7.6	5.7
Energy	2.0	1.6
Financials	4.6	2.3
Health Care	22.6	23.5
Industrials	28.2	24.4
Information Technology	24.2	27.0
Materials	2.6	1.9
Real Estate	0.6	1.3
Utilities	0.4	—
Other assets less liabilities	2.1	8.2
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan International Small-Mid Fund.

Top contributors within the portfolio during the period included: Finnish industrial machinery company Metso, US-based electronic manufacturing services provider Fabrinet, German manufacturer of glass and plastic products Gerresheimer, UK-based packaged holiday business Jet2 and German technology manufacturing company AIXTRON. Bottom contributors during the period included: US-based manufacturer of lighting products and radio frequency applications Wolfspeed, US-based designer, manufacturer and marketer of magnetic resonance imaging (MRI) systems ViewRay, Israeli commercial printing solutions company Kornit Digital, Israeli provider of cloud-based and on-premise enterprise software solutions Nice and US-based biopharmaceutical company FibroGen.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Europe	48.9%	39.8%
Americas	21.9	24.1
Pacific Basin	12.7	13.3
Emerging Markets	8.2	6.6
Middle East	6.2	8.0

20	Artisan Partners Funds

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: US-based maker of light adjustable lenses RxSight, Japanese chemicals, life sciences and pharmaceutical business NOF, UK-based electrical thermal energy and steam systems company Spirax-Sarco Engineering, US-based discovery and development company for cancer antibodies ImmunoGen and Japanese manufacturer and seller of pharmaceutical products Rohto Pharmaceutical Co. We funded these purchases in part through exiting our positions in RS GROUP, Toshiba, Varex Imaging, BioCryst Pharmaceuticals and Almirall.

Artisan Partners Funds	21

ARTISAN INTERNATIONAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Value Fund – Investor Shares (9/23/2002)	31.97%	13.60%	7.44%	6.44%	11.19%
Artisan International Value Fund – Advisor Shares (4/1/2015)	32.17	13.77	7.60	n/a	6.51
Artisan International Value Fund – Institutional Shares (10/1/2006)	32.27	13.87	7.70	6.69	7.26
MSCI EAFE Index	25.65	5.75	3.24	3.82	6.79*
MSCI ACWI ex US Index	20.39	3.74	2.58	3.35	7.00*

*As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

Investing Environment

During the one-year period ended 30 September 2023, global equities rose meaningfully. European and US markets led while emerging markets trailed, although all three markets were up double digits during the period. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	5.3%	6.4%
Consumer Discretionary	16.2	18.5
Consumer Staples	13.0	13.5
Energy	1.9	1.6
Financials	15.5	17.4
Health Care	10.2	7.8
Industrials	14.2	13.7
Information Technology	11.9	10.0
Materials	4.5	4.4
Other assets less liabilities	7.3	6.7
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan International Value Fund.

Top contributors within the portfolio during the period included: US-based insurance company Arch Capital, Korean electronic products and solutions manufacturer Samsung Electronics, French multinational aircraft engine, rocket engine, aerospace-component and defense company Safran, Swiss pharmaceutical company Novartis and Swiss financial services provider UBS. Bottom contributors during the period included: German pharmaceutical and biotechnology company Bayer, Chinese hygiene company Hengan International Group, Finish telecommunications company Nokia, UK-based consumer goods company Unilever and Indian telecommunications infrastructure company Indus Towers.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Europe	55.9%	53.1%
Americas	18.3	18.1
Emerging Markets	16.7	19.7
Pacific Basin	1.8	2.4

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: UK-based consumer goods company Unilever, French information technology services company Capgemini, German pharmaceutical and biotechnology company Bayer, UK-based publishing company Pearson and Bermuda-based insurance entity Voussoir. We funded these purchases in part through exiting our positions in ING Groep, CaixaBank and Iveco Group.

22	Artisan Partners Funds

ARTISAN MID CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund – Investor Shares (6/27/1997)	12.62%	-2.47%	7.27%	8.60%	12.32%
Artisan Mid Cap Fund – Advisor Shares (4/1/2015)	12.76	-2.34	7.44	n/a	8.51
Artisan Mid Cap Fund – Institutional Shares (7/1/2000)	12.86	-2.25	7.52	8.86	8.40
Russell Midcap® Index	13.45	8.09	6.38	8.98	9.28*
Russell Midcap® Growth Index	17.47	2.61	6.97	9.94	8.60*

*As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

Investing Environment

During the one-year period ended 30 September 2023, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for real estate and utilities. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	4.7%	4.1%
Consumer Discretionary	10.3	8.7
Consumer Staples	0.9	—
Financials	9.3	13.0
Health Care	26.4	25.3
Industrials	14.6	10.5
Information Technology	30.7	34.5
Real Estate	1.5	—
Other assets less liabilities	1.6	3.9
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Mid Cap Fund.

Top contributors within the portfolio during the period included: US-based provider of cloud-based inbound marketing and sales software Hubspot, US-based developer of programmable logic products Lattice Semiconductor, US-based market leader in power management and image sensors ON Semiconductor, US-based industrial solutions company Ingersoll Rand and US-based designer and manufacturer of injectable pharmaceutical packaging and delivery systems West Pharmaceutical Services. Bottom contributors during the period included: US-based contract manufacturing supplier to the pharmaceuticals industry Catalent, US-based banking services provider SVB Financial, US-based cloud-based sales and marketing company ZoomInfo Technologies, US-based pipe manufacturing company Advanced Drainage Systems and Australian enterprise software designer and developer Atlassian.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Americas	88.2%	85.0%
Europe	8.4	10.1
Middle East	0.7	1.0
Emerging Markets	1.1	—

Artisan Partners Funds	23

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: US-based transportation company Saia, US-based insurance company Arthur J Gallagher & Co, US-based software solutions company Bentley Systems, US-based cloud-based provider of payroll and related software Ceridian HCM Holding and German manufacturer of glass and plastic products Gerresheimer. We funded these purchases in part through exiting our positions in Catalent, Nasdaq, SVB Financial, ZoomInfo Technologies and LPL Financial Holdings.

24	Artisan Partners Funds

ARTISAN MID CAP VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Value Fund – Investor Shares (3/28/2001)	16.19%	12.53%	4.82%	5.87%	9.23%
Artisan Mid Cap Value Fund – Advisor Shares (4/1/2015)	16.39	12.68	4.98	n/a	5.80
Artisan Mid Cap Value Fund – Institutional Shares (2/1/2012)	16.53	12.79	5.07	6.11	7.85
Russell Midcap® Index	13.45	8.09	6.38	8.98	9.18*
Russell Midcap® Value Index	11.05	10.98	5.18	7.92	9.05*

*As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

Investing Environment

During the one-year period ended 30 September 2023, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for real estate and utilities. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	11.0%	13.6%
Consumer Discretionary	14.0	15.4
Consumer Staples	6.4	6.3
Energy	2.9	2.8
Financials	23.2	20.3
Health Care	10.2	5.3
Industrials	12.7	11.5
Information Technology	10.6	8.5
Materials	—	3.5
Real Estate	5.0	7.3
Utilities	2.3	2.9
Other assets less liabilities	1.7	2.6
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Mid Cap Value Fund.

Top contributors within the portfolio during the period included: US-based family-controlled bank First Citizens, US-based insurance company Arch Capital, US-based industrial technology company Vontier, US-based electrical contractor nVent Electric and US-based semiconductor company specializing in high-performance analog signal processing chips Analog Devices. Bottom contributors during the period included: US-based cable company Cable One, US-based discount retail store operator Dollar General, US-based commercial bank Washington Federal, US-based bank holding company M&T Bank and US-based food processing company Tyson Foods.

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: US-based financial services company Corebridge Financial, US-based financial services company Fifth Third Bank, US-based analytical laboratory instrument manufacturing company Waters Corp, US-based global medical technology company Baxter International and US-based commercial bank Washington Federal. We funded these purchases in part through exiting our positions in Corteva, Synchrony Financial, Liberty SiriusXM, Northern Trust and STORE Capital.

Artisan Partners Funds	25

ARTISAN SELECT EQUITY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (2/28/2020 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Select Equity Fund – Investor Shares (2/28/2020)	24.93%	8.23%	7.34%
Artisan Select Equity Fund – Advisor Shares (2/28/2020)	24.90	8.30	7.42
Artisan Select Equity Fund – Institutional Shares (2/28/2020)	25.12	8.38	7.49
S&P 500® Index	21.62	10.15	12.75*

*As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

During the one-year period ended 30 September 2023, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for real estate and utilities. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	10.5%	9.5%
Consumer Discretionary	14.8	17.8
Consumer Staples	4.8	4.7
Financials	29.6	34.0
Health Care	11.2	10.0
Industrials	2.0	3.1
Information Technology	8.4	6.3
Materials	8.8	9.9
Other assets less liabilities	9.9	4.7
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Select Equity Fund.

Top contributors within the portfolio during the period included: US-based social networking website operator Meta, German building materials company Heidelberg Materials, US-based manufacturer, marketer and distributor of coating systems Axalta, Korean electronic products and solutions manufacturer Samsung Electronics and US-based diversified holding company Berkshire Hathaway. Bottom contributors during the period included: US-based auto parts and accessories retailer Advance Auto Parts, US-based airline Southwest Airlines, US-based health care products and services company Henry Schein, US-based financial services provider Charles Schwab and US-based reinsurance company Alleghany.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Americas	70.7%	77.9%
Europe	9.8	9.0
Emerging Markets	9.6	8.4

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: US-based health care products and services company Henry Schein and US-based financial services provider Charles Schwab. We funded these purchases in part through exiting our positions in Alleghany, Advance Auto Parts and FedEx.

26	Artisan Partners Funds

ARTISAN SMALL CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund – Investor Shares (3/28/1995)	6.38%	-6.49%	3.08%	7.80%	8.65%
Artisan Small Cap Fund – Advisor Shares (2/1/2017)	6.56	-6.35	3.22	n/a	9.39
Artisan Small Cap Fund – Institutional Shares (5/7/2012)	6.62	-6.28	3.31	8.03	10.30
Russell 2000® Index	8.93	7.16	2.40	6.65	8.44*
Russell 2000® Growth Index	9.59	1.09	1.55	6.72	7.14*

*As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

Investing Environment

During the one-year period ended 30 September 2023, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for real estate and utilities. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	—%	0.6%
Consumer Discretionary	10.2	11.0
Consumer Staples	0.7	0.6
Financials	1.7	3.3
Health Care	31.3	33.3
Industrials	15.2	12.6
Information Technology	40.3	38.2
Other assets less liabilities	0.6	0.4
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Small Cap Fund.

Top contributors within the portfolio during the period included: US-based developer of programmable logic products Lattice Semiconductor, Dutch biotechnology company Argenx, US-based franchisor and operator of restaurants Wingstop, US-based provider of cloud-based inbound marketing and sales software Hubspot and US-based software services company Guidewire Software. Bottom contributors during the period included: US-based developer of medical devices Shockwave Medical, US-based banking services provider SVB Financial, US-based biopharmaceutical company Iovance Biotherapeutics, US-based digital education company Chegg and US-based pipe manufacturing company Advanced Drainage Systems.

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: US-based transportation company Saia, US-based supplier of infrastructure equipment SPX Technologies, US-based cancer screening and diagnostics company Exact Sciences, US-based investment electronic trading platform MarketAxess Holdings and US-based language-learning website and application Duolingo. We funded these purchases in part through exiting our positions in Ingersoll Rand, Wolfspeed, Q2 Holdings, Chegg and Morningstar.

Artisan Partners Funds	27

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Sustainable Emerging Markets Fund – Investor Shares (6/2/2008)	21.37%	-1.70%	1.19%	2.94%	-0.05%
Artisan Sustainable Emerging Markets Fund – Advisor Shares (4/27/2022)	21.58	n/a	n/a	n/a	2.63
Artisan Sustainable Emerging Markets Fund – Institutional Shares (6/26/2006)	21.57	-1.55	1.33	3.05	3.64
MSCI Emerging Markets Index	11.70	-1.73	0.55	2.07	0.89*

*As of Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

During the one-year period ended 30 September 2023, emerging markets rose but not as much as their European or US counterparts. Country-level returns were mostly positive during the period. Korea was the top contributor in the MSCI Emerging Markets Index, while Saudi Arabia and Qatar were the main detractors. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	5.6%	4.9%
Consumer Discretionary	13.2	13.9
Consumer Staples	1.9	3.5
Energy	4.6	3.1
Financials	20.6	20.1
Health Care	6.4	6.2
Industrials	13.6	13.6
Information Technology	25.5	26.2
Materials	3.0	3.3
Real Estate	—	1.6
Utilities	1.4	—
Other assets less liabilities	4.2	3.6
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Sustainable Emerging Markets Fund.

Top contributors within the portfolio during the period included: Korean electronic products and solutions manufacturer Samsung Electronics, Taiwanese foundry services provider Taiwan Semiconductor Manufacturing Co, Greek industrial conglomerate Mytilineos, US-based online trading site for Latin American markets MercadoLibre and Greek bank Alpha Bank. Bottom contributors during the period included: Brazilian fashion retailer Lojas Renner, Chinese automobile manufacturer NIO, Taiwan-based producer of e-paper technology E Ink, Chinese train-borne electrical systems provider Zhuzhou CRRC Times Electric Co and Chinese producer and distributor of feedstuffs Tongwei.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Emerging Asia	63.9%	65.4%
Latin America	17.5	16.7
Europe, Middle East and Africa	11.4	7.6
Developed Markets	3.0	6.7

28	Artisan Partners Funds

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: Chinese pharmaceutical company Wuxi Biologics, Mexican banking and credit services company Gentera, Romanian hydroelectric energy company Hidroelectrica, Netherlands-based logistics company InPost and Mexico-based energy company Vista Energy. We funded these purchases in part through exiting our positions in Sino Biopharmaceutical, Vesta, Public Bank, Sunny Friend Environmental Technology and Tongwei.

As of 3 March 2022 through period end, Russian securities within the portfolio had been valued at zero due to sanctions related to the war in Ukraine.

Artisan Partners Funds	29

ARTISAN VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Value Fund – Investor Shares (3/27/2006)	29.09%	15.07%	8.47%	8.94%	7.67%
Artisan Value Fund – Advisor Shares (4/1/2015)	29.30	15.25	8.66	n/a	9.08
Artisan Value Fund – Institutional Shares (7/26/2011)	29.35	15.29	8.71	9.18	9.75
Russell 1000® Index	21.19	9.53	9.63	11.63	9.17*
Russell 1000® Value Index	14.44	11.05	6.23	8.45	6.86*

*As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ and Advisor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

Investing Environment

During the one-year period ended 30 September 2023, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for real estate and utilities. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	19.7%	17.7%
Consumer Discretionary	9.4	11.3
Consumer Staples	9.0	6.6
Energy	6.7	6.8
Financials	24.9	18.8
Health Care	10.9	11.8
Industrials	12.5	14.2
Information Technology	3.7	10.7
Other assets less liabilities	3.2	2.1
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Value Fund.

Top contributors within the portfolio during the period included: US-based social networking website operator Meta, US-based leading provider of online travel and related services Booking Holdings, US-based insurance company Arch Capital, US-based package and freight delivery company FedEx and US-based oilfield services and equipment company Schlumberger. Bottom contributors during the period included: US-based discount retail store operator Dollar General, US-based diversified financial services organization PNC Financial Services, US-based global medical technology company Baxter International, US-based entertainment company Disney and US-based banking company US Bancorp.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Americas	80.4%	83.8%
Europe	12.7	9.9
Emerging Markets	3.7	4.2

30	Artisan Partners Funds

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: US-based banking company US Bancorp, US-based diversified financial services organization PNC Financial Services, US-based global medical technology company Baxter International and US-based discount retail store operator Dollar General. We funded these purchases in part through exiting our positions in Synchrony Financial, Vertex Pharmaceuticals, RTX, Blackstone and Cisco.

Artisan Partners Funds	31

ARTISAN VALUE INCOME FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (2/28/2022 to 9/30/2023)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2023)

Fund / Index	1-Year	Since Inception
Artisan Value Income Fund – Investor Shares (2/28/2022)	10.67%	-5.33%
Artisan Value Income Fund – Advisor Shares (2/28/2022)	10.68	-5.29
Artisan Value Income Fund – Institutional Shares (2/28/2022)	10.83	-5.20
S&P 500® Index	21.62	0.41*
Dow Jones US Select Dividend Index	4.84	-4.32*

*As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. Unlike the Index, the Fund may hold loans and other security types. At times, this can cause material differences in relative performance. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

Investing Environment

During the one-year period ended 30 September 2023, US equities rose meaningfully. Large-cap stocks led while mid- and small-cap stocks trailed, though all finished the period in positive territory. From a style perspective, growth outperformed value during the period. Sector returns were all positive, except for real estate and utilities. Despite the uptick in markets, the global recovery from the COVID-19 pandemic and war in Ukraine has been slow, and markets have been plagued by inflation, global growth concerns and tighter financial conditions.

SECTOR DIVERSIFICATION

Sector	9/30/2023	9/30/2022
Communication Services	9.3%	5.8%
Consumer Discretionary	7.0	6.2
Consumer Staples	14.2	14.3
Energy	2.9	4.5
Financials	24.3	21.7
Health Care	7.8	6.9
Industrials	12.1	14.4
Information Technology	4.1	7.0
Real Estate	6.4	9.3
Utilities	8.7	7.9
Other assets less liabilities	3.2	2.0
	100.0%	100.0%

Performance Discussion

The following commentary reflects the one-year period ended 30 September 2023 for Artisan Value Income Fund.

Top contributors within the portfolio during the period included: US-based media and television broadcasting company Comcast, US-based electrical contractor nVent Electric, French multinational aircraft engine, rocket engine, aerospace-component and defense company Safran, French airplane and military equipment manufacturer Airbus and US-based boutique investment bank Moelis & Co. Bottom contributors during the period included: US-based commercial banking company Bank of Hawaii, US-based commercial bank Washington Federal, US-based food processing company Tyson Foods, US-based diversified financial services organization PNC Financial Services and US-based cable company Cable One.

REGION ALLOCATION

Region	9/30/2023	9/30/2022
Americas	85.3%	86.5%
Europe	9.4	9.6
Emerging Markets	2.1	1.9

Fund Changes

During the period, we identified the following new investment opportunities for the portfolio: US-based bank holding company M&T Bank, US-based financial services company Corebridge Financial, US-based global medical technology company Baxter International, US-based banking company US Bancorp and US-based diversified financial services organization PNC Financial Services. We funded these purchases in part through exiting our positions in STORE Capital, Bank of Hawaii, Northern Trust, RTX and Cohen & Steers.

32	Artisan Partners Funds

ARTISAN PARTNERS FUNDS, INC

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

*	Non-income producing security
#	Percentages for the various classifications relate to total net assets
^	Amount rounds to less than $1 or 0.1%
‡	One contract is equal to 100 shares.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Investment abbreviations

ADR	American Depositary Receipt
BA	Bankers Acceptance Rate
BUBOR	Budapest Interbank Offered Rate
CAONREPO	Canadian Overnight Repo Rate
CDI	Certificate of Interbank Deposit
CITI	Citibank, N.A.
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GS	Goldman Sachs International
ICE	Intercontinental Exchange
JPM	JPMorganChase Bank, N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MIBOR	Mumbai Interbank Offered Rate
NYSE	New York Stock Exchange
PIK	Payment-In-Kind
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
SCB	Standard Chartered Bank
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
TIIE	Mexican Interbank Equilibrium Interest Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offer Rate

Artisan Partners Funds	33

Currency abbreviations

AED	United Arab Emirates dirham
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Chinese yuan
CNY	Chinese yuan
CZK	Czech koruna
DKK	Danish krone
DOP	Dominican peso
EUR	Euro
GBP	British pound
GEL	Georgian lari
HKD	Hong Kong dollar
HUF	Hungarian forint
IDR	Indonesian rupiah
ILS	Israel new shekel
INR	Indian rupee
ISK	Iceland krona
JPY	Japanese yen
KES	Kenyan shilling

KRW	Korean won
KZT	Kazakhstan tenge
MXN	Mexican peso
MYR	Malaysia ringgit
NGN	Nigerian naira
NOK	Norwegian krone
PEN	Peruvian nuevo sol
PLN	Polish zloty
RON	Romanian leu
RSD	Serbian dinar
RUB	Russian ruble
SEK	Swedish krona
SGD	Singapore dollar
THB	Thailand baht
TWD	New Taiwan dollar
UGX	Ugandan shilling
USD	U.S. dollar
UYU	Uruguayan peso
UZS	Uzbekistani som
VND	Vietnamese dong
ZAR	South African rand

34	Artisan Partners Funds

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments — September 30, 2023

Principal amount, shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.2%

Brazil - 7.9%
MercadoLibre, Inc.*	124	$157,566
NU Holdings Ltd., Class A*	8,848	64,145
		221,711
China - 22.0%
Bilibili, Inc., ADR*	3,311	45,589
JD Health International, Inc.*(1)(2)	11,625	59,632
Kanzhun Ltd., ADR*	2,123	32,199
KE Holdings, Inc., ADR	5,211	80,874
Kweichow Moutai Co. Ltd., Class A(1)	350	86,858
Meituan, Class B*(1)(2)	7,453	108,198
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A(1)	1,704	63,119
Tencent Holdings Ltd.(1)	1,550	60,087
Wuxi Biologics Cayman, Inc.*(1)(2)	10,231	60,087
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A(1)	545	20,506
		617,149
France - 5.2%
Hermes International SCA(1)	17	31,082
LVMH Moet Hennessy Louis Vuitton SE(1)	115	86,672
Sartorius Stedim Biotech(1)	119	28,261
		146,015
India - 8.4%
Apollo Hospitals Enterprise Ltd.(1)	1,201	74,366
HDFC Bank Ltd., ADR	1,489	87,872
MakeMyTrip Ltd.*	1,832	74,231
		236,469
Netherlands - 6.2%
Adyen NV*(1)(2)	116	85,911
ASML Holding NV, ADR	149	87,821
		173,732
Singapore - 7.4%
Grab Holdings Ltd., Class A*	19,540	69,172
Sea Ltd., ADR*	3,190	140,220
		209,392
United States - 41.1%
Airbnb, Inc., Class A*	1,149	157,657
Coca-Cola Co. (The)	563	31,516
Crowdstrike Holdings, Inc., Class A*	723	121,076
Datadog, Inc., Class A*	739	67,291
Estee Lauder Cos., Inc. (The), Class A	584	84,479
Mastercard, Inc., Class A	79	31,433
Netflix, Inc.*	227	85,543
NVIDIA Corp.	360	156,680
Snap, Inc., Class A*	7,222	64,345
Snowflake, Inc., Class A*	433	66,156
Unity Software, Inc.*	2,124	66,678
Veeva Systems, Inc., Class A*	415	84,367
Visa, Inc., Class A	598	137,441
		1,154,662
Total common stocks (Cost $2,065,643)		2,759,130

	Shares Held	Value
SHORT-TERM INVESTMENT - 0.7%

INVESTMENT COMPANY - 0.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $19,650)	19,650	$19,650
Total investments - 98.9% (Cost $2,085,293)		2,778,780

Other assets less liabilities - 1.1%		30,568

Total net assets - 100.0%#		$2,809,348

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $764,779, or 27.2% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)  Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the value of these securities was $313,828 or 11.2% of net assets.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$427,983	15.4%
Consumer Discretionary	615,406	22.1
Consumer Staples	262,485	9.5
Financials	406,802	14.6
Health Care	330,706	11.9
Industrials	69,172	2.5
Information Technology	565,702	20.4
Real Estate	80,874	2.9
Short-Term Investment	19,650	0.7
Total investments	$2,778,780	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CNY	$170,483	6.1%
EUR	231,926	8.3
HKD	288,004	10.4
INR	74,366	2.7
USD	2,014,001	72.5
Total investments	$2,778,780	100.0%

FOREIGN CURRENCY FORWARD CONTRACT

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	446	CNH	3,260	JPM	10/10/2023	$(1)
Total unrealized depreciation						$(1)

Artisan Partners Funds	35

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Airbnb, Inc.	United States	5.6%
MercadoLibre, Inc.	Brazil	5.6
NVIDIA Corp.	United States	5.6
Sea Ltd.	Singapore	5.0
Visa, Inc.	United States	4.9
Crowdstrike Holdings, Inc.	United States	4.3
Meituan	China	3.9
HDFC Bank Ltd.	India	3.1
ASML Holding NV	Netherlands	3.1
Kweichow Moutai Co. Ltd.	China	3.1
Total		44.2%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

36	Artisan Partners Funds

ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND

Consolidated Schedule of Investments — September 30, 2023

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS AND BOND PARTICIPATION NOTE - 69.0%

Albania - 4.2%
Republic of Albania
5.90%, 6/9/2028(1)	EUR	1,475	$1,517

Angola - 1.7%
Republic of Angola
6.93%, 2/19/2027(1)		$145	134
8.25%, 5/9/2028(1)		250	216
9.13%, 11/26/2049(1)		350	250
			600
Bahamas - 2.9%
Commonwealth of the Bahamas
5.75%, 1/16/2024(1)		740	729
6.00%, 11/21/2028(1)		415	341
			1,070
Bahrain - 0.5%
Kingdom of Bahrain
5.63%, 9/30/2031(1)		200	179

Benin - 2.3%
Benin Government Bond
4.88%, 1/19/2032(1)	EUR	1,070	839

Cameroon - 3.7%
Republic of Cameroon
9.50%, 11/19/2025(1)		1,380	1,329

Dominican Republic - 2.0%
Dominican Republic Government Bond
5.50%, 1/27/2025(1)		725	714

Egypt - 1.4%
Arab Republic of Egypt
7.50%, 2/16/2061(1)		1,030	518

Indonesia - 6.0%
Republic of Indonesia
6.38%, 4/15/2032	IDR	4,100,000	258
8.25%, 5/15/2036	IDR	9,854,000	709
7.13%, 6/15/2042	IDR	18,400,000	1,206
			2,173
Iraq - 4.4%
Republic of Iraq
5.80%, 1/15/2028(1)		1,730	1,597

Ivory Coast - 2.3%
Republic of Cote d’Ivoire
5.25%, 3/22/2030(1)	EUR	445	393
6.88%, 10/17/2040(1)	EUR	550	430
			823
Kenya - 2.8%
Republic of Kenya
6.88%, 6/24/2024(1)		730	674
7.00%, 5/22/2027(1)		400	338
			1,012

	Principal Amount		Value
Macedonia - 2.0%
Republic of North Macedonia
6.96%, 3/13/2027(1)	EUR	340	$366
1.63%, 3/10/2028(1)	EUR	441	377
			743
Montenegro - 1.8%
Republic of Montenegro
2.55%, 10/3/2029(1)	EUR	795	664

Nigeria - 1.0%
Federal Republic of Nigeria
7.63%, 11/21/2025(2)		$281	269
8.25%, 9/28/2051(1)		125	86
			355
Papua New Guinea - 1.5%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(1)		575	535

Paraguay - 0.8%
Paraguay Treasury Bond
Zero Coupon, 2/15/2030, Bond Participation Note(7)(9)(10)(11)		307	301

Peru - 8.2%
Bonos de la Tesoreria
5.94%, 2/12/2029	PEN	11,685	2,994

Romania - 5.1%
Romania Government Bond
8.75%, 10/30/2028	RON	1,060	243
3.62%, 5/26/2030(1)	EUR	360	327
2.12%, 7/16/2031(1)	EUR	150	117
2.00%, 1/28/2032(1)	EUR	340	259
Series 10Y, 8.25%, 9/29/2032	RON	4,010	914
			1,860
Rwanda - 0.5%
Republic of Rwanda
5.50%, 8/9/2031(1)		225	174

Senegal - 0.5%
Republic of Senegal
6.25%, 7/30/2024(1)		200	196

Serbia - 6.2%
Republic of Serbia
1.50%, 6/26/2029(1)	EUR	195	158
4.50%, 8/20/2032	RSD	123,670	992
1.65%, 3/3/2033(1)	EUR	400	276
2.05%, 9/23/2036(1)	EUR	1,310	818
			2,244
South Africa - 1.7%
Republic of South Africa
8.25%, 3/31/2032	ZAR	14,500	624

Tajikistan - 0.8%
Republic of Tajikistan
7.13%, 9/14/2027(1)		340	276

Artisan Partners Funds	37

	Principal Amount		Value
Uzbekistan - 2.2%
Republic of Uzbekistan
14.50%, 11/25/2023(1)	UZS	10,000,000	$816

Vietnam - 2.5%
Socialist Republic of Vietnam
4.80%, 11/19/2024(1)		920	902
Total sovereign government bonds and bond participation note (Cost $25,573)			25,055

CORPORATE BONDS - 14.1%

Brazil - 0.9%
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(1)		290	222
Unigel Luxembourg SA
8.75%, 10/1/2026(1)		253	85
			307
Colombia - 2.9%
Aris Mining Corp.
6.88%, 8/9/2026(1)		477	381
EnfraGen Energia Sur SA
5.38%, 12/30/2030(1)		600	420
Gran Tierra Energy International Holdings Ltd.
6.25%, 2/15/2025(1)		275	259
			1,060
Czech Republic - 1.2%
Energo-Pro A/S
8.50%, 2/4/2027(1)		450	439

Dominican Republic - 3.9%
Banco Central de la Republica Dominicana
13.00%, 12/5/2025(1)	DOP	57,370	1,045
13.00%, 1/30/2026(1)	DOP	20,330	373
			1,418
Georgia - 1.0%
Bank of Georgia JSC
(USD Swap Semi 5 Year + 8.72%), 11.13%, 6/28/2024(1)(3)		355	350

Mexico - 0.7%
Petroleos Mexicanos
6.95%, 1/28/2060		430	254

Nigeria - 1.1%
SEPLAT Energy plc
7.75%, 4/1/2026(1)		485	411

Peru - 1.8%
Inkia Energy Ltd.
5.88%, 11/9/2027(1)		687	658

Romania - 0.6%
Banca Transilvania SA
(EURIBOR ICE Swap Rate 1 Year + 5.58%), 8.88%, 4/27/2027(1)(4)	EUR	200	219
Total corporate bonds (Cost $5,260)			5,116

	Principal Amount			Value
SHORT-TERM INVESTMENTS - 10.4%

SOVEREIGN GOVERNMENT TREASURY BILLS - 3.8%
Banco Central del Uruguay
9.78%, 2/2/2024(5)	UYU	3,050		$77
9.40%, 3/1/2024(5)	UYU	34,281		858
9.80%, 5/3/2024(5)	UYU	12,300		302
9.80%, 5/17/2024(5)	UYU	5,650		138
Total sovereign government treasury bills (Cost $1,359)				1,375

U.S. TREASURY OBLIGATIONS - 4.9%
U.S. Treasury Bills
1.75%, 10/3/2023(5)		$1,700		1,700
4.85%, 10/24/2023(5)		100		100
Total U.S. treasury obligations (Cost $1,799)				1,800

REPURCHASE AGREEMENT - 0.8%

JPMorgan Chase Bank, N.A., Dated 5/3/23, with an interest rate of 4.75% payable by the Fund, collateralized by Par $275 Petroleos Mexicanos, 6.88% due 10/16/2025 and a market value of $264(6) (Cost $279)		279		279
	Shares Held
INVESTMENT COMPANIES - 0.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23%		315		315
Federated Treasury Obligations Fund - Institutional Class, 5.22%		1		1
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 5.27%		—	^	—	^
Total investment companies (Cost $316)				316

Total short-term investments (Cost $3,753)				3,770

Total investments - 93.5% (Cost $34,586)				33,941
	Principal Amount
SECURITY SOLD SHORT - (0.7)%

CORPORATE BOND - (0.7)%

Mexico - (0.7)%
Petroleos Mexicanos
6.88%, 10/16/2025(8) (Proceeds $(270))		$(275)		(264)
Total investments after security sold short - 92.8% (Cost $34,316)				33,677

Other assets less liabilities - 7.2%				2,632

Total net assets - 100.0%#				$36,309

(1)  Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the value of these securities was $21,407 or 59.0% of net assets.

(2)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Perpetual security with floating rate, linked to the referenced benchmark. The rate reflected was the rate in effect on September 30, 2023. The maturity date reflects the next call date.

(4)   Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.

(5)   Yield to maturity.

38	Artisan Partners Funds

(6)  Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(7)  Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(8)  At September 30, 2023, all or a portion of this security was pledged to cover collateral requirements for repurchase agreements.

(9)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $301, or 0.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(10)  Security is restricted.

(11)  Security is a bond participation note issued by Itau BBA International plc. As described in 2(h) in Notes to Financial Statements, bond participation notes are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Paraguay Treasury Bond	08/17/2023	$307	$301	0.8%

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Energy	$1,585	4.7%
Financials	1,987	5.9
Sovereign Government Bonds	25,055	73.8
Materials	466	1.4
Utilities	1,078	3.1
Short-Term Investments	3,770	11.1
Total investments	$33,941	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
DOP	$1,418	4.2%
EUR	6,760	19.9
IDR	2,173	6.4
PEN	2,994	8.8
RON	1,157	3.4
RSD	992	2.9
USD	15,632	46.1
UYU	1,375	4.1
UZS	816	2.4
ZAR	624	1.8
Total investments	$33,941	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	4,200	USD	239	SCB	10/10/2023	$2
USD	1,796	PEN**	6,744	CITI	10/10/2023	16
MXN	770	USD	44	SCB	10/11/2023	—^
USD	1,204	RON	5,581	JPM	10/11/2023	18
USD	567	KZT**	265,000	SCB	10/17/2023	18
USD	567	KZT**	265,000	SCB	10/17/2023	18
USD	479	UZS**	5,700,000	CITI	10/17/2023	13
CZK	31,100	EUR	1,273	JPM	10/23/2023	—^
USD	520	IDR**	7,983,140	CITI	10/23/2023	4
CLP**	60,300	USD	67	CITI	10/24/2023	1
USD	68	CLP**	60,300	CITI	10/24/2023	—^
HUF	111,778	USD	297	SCB	11/2/2023	4
USD	316	HUF	111,778	SCB	11/2/2023	14
USD	324	IDR**	4,883,621	CITI	12/4/2023	8
USD	162	KES**	23,300	SCB	12/6/2023	12
USD	7,823	EUR	7,297	SCB	12/20/2023	79
UZS**	1,600,000	USD	127	SCB	1/22/2024	—^
USD	361	NGN**	330,000	SCB	7/8/2024	13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Total unrealized appreciation						220
BRL**	5,350	USD	1,088	CITI	10/3/2023	$(23)
THB	10,290	USD	294	SCB	10/5/2023	(11)
PEN**	1,325	USD	357	CITI	10/10/2023	(7)
PLN	3,445	EUR	762	SCB	10/10/2023	(18)
USD	664	ZAR	12,699	JPM	10/10/2023	(6)
UZS**	4,950,000	USD	420	JPM	10/16/2023	(16)
KZT**	18,300	USD	40	SCB	10/17/2023	(2)
UZS**	3,650,000	USD	299	CITI	10/17/2023	(1)
RON	3,420	EUR	687	SCB	10/20/2023	(— )^
KZT**	81,000	USD	168	SCB	10/23/2023	(1)
HUF	1,076,634	EUR	2,792	SCB	11/2/2023	(49)
UZS**	567,859	USD	48	CITI	11/2/2023	(2)
BRL**	5,350	USD	1,071	CITI	11/3/2023	(11)
IDR**	2,300,000	USD	151	CITI	12/4/2023	(2)
KES**	123,000	USD	901	SCB	12/6/2023	(105)
USD	637	KES**	99,700	SCB	12/6/2023	(8)
USD	265	EUR	251	SCB	12/20/2023	(2)
UZS**	5,416,800	USD	456	JPM	1/11/2024	(24)
UZS**	5,900,000	USD	494	JPM	1/16/2024	(24)
KZT**	1,024,790	USD	2,198	SCB	1/26/2024	(158)
NGN**	330,000	USD	367	SCB	7/8/2024	(19)
Total unrealized depreciation						(489)
Net unrealized depreciation						$(269)

**Non-deliverable.

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation
Short Positions Contracts
Euro-Bobl	(33)	12/7/2023	EUR	$(3,300)	$(4,038)	$33
Euro-Bund	(21)	12/7/2023	EUR	(2,100)	(2,856)	46
U.S. Treasury 2 Year Note	(21)	12/29/2023	USD	(4,200)	(4,257)	14
U.S. Treasury 5 Year Note	(18)	12/29/2023	USD	(1,800)	(1,896)	17
U.S. Treasury 10 Year Note	(9)	12/19/2023	USD	(900)	(973)	18
U.S. Treasury 10 Year Ultra Note	(8)	12/19/2023	USD	(800)	(893)	28
Net unrealized appreciation						$156

The Fund has recorded a liability of $24 as of September 30, 2023, related to the current day’s variation margin related to these contracts.

Artisan Partners Funds	39

Centrally Cleared Credit Default Swap - Sell Protection

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	6/20/2024	275	—^	—^	—^
Total					—^	—^	—^

Centrally Cleared Interest Rate Swaps

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
4 week TIIE monthly	9.52 monthly	Pay	9/14/2033	MXN 11,000	—	2	2
1 day CDI at termination	10.94 at termination	Pay	1/2/2026	BRL 18,050	32	(32)	—^
					32	(30)	2
4 week TIIE monthly	10.63 monthly	Pay	9/24/2025	MXN 40,800	—	—^	—^
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 51,000	—	(30)	(30)
1 day CDI at termination	10.30 at termination	Pay	1/2/2029	BRL 2,100	—	(19)	(19)
1 day MIBOR semi-annually	6.65 semi-annually	Pay	8/25/2028	INR 43,100	—	(3)	(3)
					—	(52)	(52)
Total					32	(82)	(50)

The Fund has recorded an asset of $252 as of September 30, 2023, related to the current day’s variation margin related to these contracts.

Otc Credit Default Swap - Sell Protection

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	CITI	6/20/2024	260	—^	—^	—^
Total						—^	—^	—^

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	8.2%
Republic of Indonesia	Indonesia	6.0
Romania Government Bond	Romania	5.1
Republic of Iraq	Iraq	4.4
Republic of Albania	Albania	4.2
Banco Central de la Republica Dominicana	Dominican Republic	3.9
Republic of Cameroon	Cameroon	3.7
Republic of Serbia	Serbia	3.4
Commonwealth of the Bahamas	Bahamas	2.9
Republic of Kenya	Kenya	2.8
Total		44.6%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

40	Artisan Partners Funds

ARTISAN FLOATING RATE FUND

Schedule of Investments — September 30, 2023

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
BANK LOANS - 78.3%

Auto Components - 0.5%
WP NewCo LLC Term Loan (SOFR + 4.50%), 9.94%, 5/11/2028(1)
	$297	$243

Automobile Components - 0.1%
Wheel Pros, Inc. Term Loan (SOFR + 8.88%), 14.31%, 5/11/2028(1)
	67	72

Building Products - 0.7%
CP Atlas Buyer, Inc. Term Loan B (SOFR + 3.75%), 9.17%, 11/23/2027(1)
	407	383

Capital Markets - 2.4%
Edelman Financial Engines Center LLC Second Lien Term Loan (SOFR + 6.75%), 12.18%, 7/20/2026(1)
	1,250	1,245

Chemicals - 0.9%
Iris Holding, Inc. First Lien Term Loan (SOFR + 4.75%), 10.22%, 6/28/2028(1)
	495	460

Commercial Services - 4.5%
Digital Room Holdings, Inc. First Lien Term Loan (SOFR + 5.25%), 10.67%, 12/21/2028(1)
	571	521
Employbridge Holding Co. Term Loan B (SOFR + 4.75%), 10.40%, 7/19/2028(1) (SOFR + 4.75%), 10.41%, 7/19/2028(1)
	4	3
	1,480	1,330
New SK Holdco Sub LLC Term Loan (SOFR + 6.75%), 12.17%, 6/30/2027(1)
	500	471
		2,325
Commercial Services & Supplies - 4.8%
Neptune BidCo US, Inc. First Lien Term Loan B (SOFR + 5.00%), 10.40%, 4/11/2029(1)
	1,149	1,032
OMNIA Partners LLC Term Loan (SOFR + 4.25%), 9.60%, 7/25/2030(1)
	357	357
Spin Holdco, Inc. Term Loan (SOFR + 4.00%), 9.66%, 3/4/2028(1)
	744	642
VT Topco, Inc. First Lien Term Loan (SOFR + 4.25%), 9.66%, 8/9/2030(1)
	475	475
		2,506
Communications Equipment - 1.9%
Delta Topco, Inc. First Lien Term Loan (SOFR + 3.75%), 9.07%, 12/1/2027(1)
	995	984
Delta Topco, Inc. Second Lien Term Loan (SOFR + 7.25%), 12.57%, 12/1/2028(1)
	25	24
		1,008
Construction & Engineering - 4.2%
CD&R Hydra Buyer, Inc. Term Loan (SOFR + 4.25%), 9.67%, 12/11/2024(1)
	2,194	2,193

Diversified Consumer Services - 1.8%
KUEHG Corp. Term Loan (SOFR + 5.00%), 10.39%, 6/12/2030(1)
	950	950

Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. Term Loan (SOFR + 3.00%), 8.43%, 3/9/2027(1)
	173	141

	Principal Amount	Value
Electrical Equipment - 0.5%
Indicor LLC First Lien Term Loan (SOFR + 4.50%), 9.89%, 11/22/2029(1)
	$284	$284

Entertainment - 1.9%
J&J Ventures Gaming LLC Term Loan (SOFR + 4.25%), 9.69%, 4/26/2028(1)
	357	341
TBD, 4/26/2028(1)	643	614
		955
Financial Services - 1.4%
Trans Union LLC Term Loan B5 (SOFR + 1.75%), 7.17%, 11/16/2026(1)
	737	736

Food - 1.0%
Chefs’ Warehouse, Inc. Term Loan (SOFR + 4.75%), 10.17%, 8/23/2029(1)
	507	508

Food Products - 2.9%
B&G Foods, Inc. Term Loan B4 (SOFR + 2.50%), 7.82%, 10/10/2026(1)
	1,079	1,065
H-Food Holdings LLC Term Loan (SOFR + 3.69%), 9.27%, 5/23/2025(1)
	272	236
H-Food Holdings LLC Term Loan B2 (SOFR + 4.00%), 9.58%, 5/23/2025(1)
	99	86
H-Food Holdings LLC Term Loan B3 (SOFR + 5.00%), 10.58%, 5/23/2025(1)
	11	10
Shearer’s Foods LLC First Lien Term Loan (SOFR + 3.50%), 8.93%, 9/23/2027(1)
	118	117
		1,514
Food Service - 2.4%
TKC Holdings, Inc. Term Loan (SOFR + 5.50%), 10.93%, 5/15/2028(1)
	1,196	1,141
TKC Midco 1 LLC Term Loan
12.00% Cash, 13.50% PIK, 2/15/2027	213	96
		1,237
Health Care Equipment & Supplies - 2.8%
GHX Ultimate Parent Corp. First Lien Term Loan (SOFR + 4.75%), 10.12%, 6/30/2027(1)
	196	195
Medline Borrower LP Term Loan (SOFR + 3.25%), 8.68%, 10/23/2028(1)
	1,245	1,241
		1,436
Health Care Providers & Services - 0.3%
Surgery Center Holdings, Inc. Term Loan (SOFR + 3.75%), 9.19%, 8/31/2026(1)
	183	183

Hotels, Restaurants & Leisure - 2.9%
Fogo de Chao, Inc. Term Loan B (SOFR + 4.75%), 10.14%, 9/20/2030(1)
	1,566	1,531

Insurance - 11.9%
Acrisure LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 9.68%, 2/15/2027(1)
	231	230
Amynta Agency Borrower, Inc. First Lien Term Loan (SOFR + 5.00%), 10.42%, 2/28/2028(1)
	1,496	1,494
AssuredPartners, Inc. Term Loan (SOFR + 3.50%), 8.82%, 2/12/2027(1)
	761	758
(SOFR + 3.75%), 9.07%, 2/12/2027(1)	500	500

BroadStreet Partners, Inc. Term Loan (SOFR + 3.00%), 8.43%, 1/27/2027(1)
	1,128	1,121

Artisan Partners Funds	41

	Principal Amount	Value
Insurance (CONTINUED)
Hub International Ltd. Term Loan (SOFR + 4.00%), 9.37%, 11/10/2029(1) (SOFR + 4.25%), 9.58%, 6/20/2030(1)
	$496	$497
	98	98
NFP Corp. Term Loan (SOFR + 3.25%), 8.68%, 2/16/2027(1)
	757	747
USI, Inc. Term Loan (SOFR + 3.75%), 9.14%, 11/22/2029(1)
	796	794
		6,239
Investment Companies - 4.1%
Nexus Buyer LLC First Lien Term Loan (SOFR + 3.75%), 9.17%, 11/9/2026(1)
	992	977
Nexus Buyer LLC Second Lien Term Loan (SOFR + 6.25%), 11.67%, 11/5/2029(1)
	1,211	1,142
		2,119
IT Services - 1.5%
Arches Buyer, Inc. Term Loan (SOFR + 3.25%), 8.67%, 12/6/2027(1)
	788	770

Life Sciences Tools & Services - 0.3%
Fortrea Holdings, Inc. Term Loan B (SOFR + 3.75%), 9.07%, 7/1/2030(1)
	143	142

Machinery - 0.9%
CD&R Hydra Buyer, Inc. Second Lien Term Loan (SOFR + 8.00%), 13.42%, 4/30/2026(1)
	484	455

Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Forest City Enterprises LP Term Loan (SOFR + 3.50%), 8.93%, 12/8/2025(1)
	407	366

Software - 18.2%
Applied Systems, Inc. First Lien Term Loan (SOFR + 4.50%), 9.89%, 9/18/2026(1)
	231	231
Applied Systems, Inc. Second Lien Term Loan (SOFR + 6.75%), 12.14%, 9/17/2027(1)
	118	119
Central Parent, Inc. First Lien Term Loan (SOFR + 4.25%), 9.64%, 7/6/2029(1)
	496	496
CommerceHub, Inc. First Lien Term Loan (SOFR + 4.00%), 9.52%, 12/29/2027(1)
	706	681
CommerceHub, Inc. Second Lien Term Loan (SOFR + 7.00%), 12.52%, 12/29/2028(1)
	60	47
Epicor Software Corp. Term Loan C (SOFR + 3.25%), 8.68%, 7/30/2027(1)
	1,041	1,039
Matrix Parent, Inc. First Lien Term Loan (SOFR + 5.00%), 10.54%, 3/1/2029(1)
	917	627
Orchid Merger Sub II LLC Term Loan (SOFR + 4.75%), 10.29%, 7/27/2027(1)
	786	568
Renaissance Holdings Corp. First Lien Term Loan (SOFR + 4.75%), 10.07%, 4/5/2030(1)
	517	512
Renaissance Holdings Corp. Second Lien Term Loan (SOFR + 7.00%), 12.43%, 5/29/2026(1)
	5	5
SS&C Technologies Holdings, Inc. Term Loan B3 (SOFR + 1.75%), 7.18%, 4/16/2025(1)
	369	369
SS&C Technologies Holdings, Inc. Term Loan B4 (SOFR + 1.75%), 7.18%, 4/16/2025(1)
	349	348
UKG, Inc. First Lien Term Loan (SOFR + 3.25%), 8.62%, 5/4/2026(1)
	1,755	1,749
UKG, Inc. Second Lien Term Loan (SOFR + 5.25%), 10.62%, 5/3/2027(1)
	985	983
Virgin Pulse, Inc. First Lien Term Loan (SOFR + 3.75%), 9.18%, 4/6/2028(1)
	1,732	1,728
		9,502
Technology Hardware, Storage & Peripherals - 0.4%
Ivanti Software, Inc. First Lien Term Loan (SOFR + 4.00%), 9.54%, 12/1/2027(1) (SOFR + 4.25%), 9.91%, 12/1/2027(1)
	227	195
	22	19
		214

	Principal Amount	Value
Transportation - 2.1%
SIRVA Worldwide, Inc. First Lien Term Loan (SOFR + 5.50%), 10.95%, 8/4/2025(1) (SOFR + 5.50%), 11.13%, 8/4/2025(1) (SOFR + 5.50%), 11.18%, 8/4/2025(1)
	$893	$799
	201	180
	152	135
		1,114
Total bank loans (Cost $41,604)		40,831

CORPORATE BONDS - 7.1%

Banks - 1.1%
Goldman Sachs Capital II
(SOFR + 1.03%), 6.44%, 10/30/2023(1)(3)	720	588

Electrical Equipment - 1.8%
Regal Rexnord Corp.
6.30%, 2/15/2030(4)	946	914

Health Care Equipment & Supplies - 1.0%
Medline Borrower LP
3.88%, 4/1/2029(4)	600	507

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.
4.00%, 8/1/2028(4)	648	562
TKC Holdings, Inc.
6.88%, 5/15/2028(4)	274	244
		806
Insurance - 0.5%
Acrisure LLC
4.25%, 2/15/2029(4)	320	269

IT Services - 1.0%
Arches Buyer, Inc.
4.25%, 6/1/2028(4)	585	499

Specialty Retail - 0.2%
Evergreen Acqco 1 LP
9.75%, 4/26/2028(4)	114	117
Total corporate bonds (Cost $3,929)		3,700
	No.of Warrants‡
WARRANTS - 0.0%

Financial Services - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10 (Cost $—)*(2)(5)(6)	1	—
	Shares Held
SHORT-TERM INVESTMENT - 16.6%

INVESTMENT COMPANY - 16.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $8,685)	8,685	8,685
Total investments - 102.0% (Cost $54,218)		53,216

Other assets less liabilities - (2.0%)		(1,051)

Total net assets - 100.0%#		$52,165

(1)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.

(2)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

42	Artisan Partners Funds

(3)  Perpetual security. The rate reflected was the rate in effect on September 30, 2023. The maturity date reflects the next call date.

(4)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)  Defaulted security.

(6)  Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $33 or 0.1% of the total net assets as of September 30, 2023, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized (Depreciation)
OMNIA Partners LLC Term Loan, delayed-draw	$33	$33	$—^
	$33	$33	$—^

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,096	2.1%
Consumer Discretionary	3,476	6.5
Consumer Staples	3,259	6.1
Financials	12,033	22.6
Health Care	2,268	4.3
Industrials	9,946	18.7
Information Technology	11,993	22.5
Materials	460	0.9
Short-Term Investment	8,685	16.3
Total investments	$53,216	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UKG, Inc.	United States	5.2%
CD&R Hydra Buyer, Inc.	United States	5.1
Nexus Buyer LLC	United States	4.1
Medline Borrower LP	United States	3.4
Virgin Pulse, Inc.	United States	3.3
Fogo de Chao, Inc.	United States	2.9
Amynta Agency Borrower, Inc.	United States	2.9
TKC Holdings, Inc.	United States	2.7
Employbridge Holding Co.	United States	2.6
Arches Buyer, Inc.	United States	2.5
Total		34.7%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN FOCUS FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.0%

Aerospace & Defense - 10.3%
Boeing Co. (The)*	133	$25,513
Howmet Aerospace, Inc.	524	24,232
TransDigm Group, Inc.*	54	45,224
		94,969
Capital Markets - 5.5%
Intercontinental Exchange, Inc.	296	32,616
S&P Global, Inc.	49	17,860
		50,476
Chemicals - 10.2%
Ecolab, Inc.	196	33,259
Linde plc	163	60,879
		94,138
Construction & Engineering - 0.7%
Quanta Services, Inc.	37	6,931

Electric Utilities - 3.5%
NextEra Energy, Inc.	557	31,910

Financial Services - 3.3%
Visa, Inc., Class A	132	30,451

Ground Transportation - 8.0%
Canadian Pacific Kansas City Ltd.(1)	780	58,062
Old Dominion Freight Line, Inc.	38	15,582
		73,644
Health Care Equipment & Supplies - 0.5%
Intuitive Surgical, Inc.*	16	4,573

Health Care Providers & Services - 3.3%
Elevance Health, Inc.	49	21,499
UnitedHealth Group, Inc.	18	9,166
		30,665
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc.*	10	19,141
DraftKings, Inc., Class A*	480	14,130
		33,271
Industrial Conglomerates - 10.0%
General Electric Co.	838	92,652

Insurance - 2.3%
Progressive Corp. (The)	149	20,806

Interactive Media & Services - 5.0%
Meta Platforms, Inc., Class A*	154	46,371

IT Services - 2.0%
Gartner, Inc.*	53	18,219

Life Sciences Tools & Services - 4.8%
Danaher Corp.	62	15,468
ICON plc*	97	23,924
IQVIA Holdings, Inc.*	24	4,767
		44,159

	Shares Held	Value
Personal Care Products - 1.8%
Kenvue, Inc.	828	$16,626

Pharmaceuticals - 1.0%
Eli Lilly & Co.	17	9,262

Professional Services - 2.9%
Verisk Analytics, Inc.	113	26,625

Real Estate Management & Development - 0.7%
CoStar Group, Inc.*	90	6,886

Semiconductors & Semiconductor Equipment - 6.7%
NVIDIA Corp.	86	37,575
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	275	23,899
		61,474
Software - 12.4%
Adobe, Inc.*	37	18,700
Microsoft Corp.(2)	302	95,283
		113,983
Specialized REITs - 0.5%
Equinix, Inc.	6	4,673
Total common stocks (Cost $860,172)		912,764
	No. of Contracts‡
OPTIONS PURCHASED - 0.2%

Call Option - 0.2%

Software - 0.2%
Microsoft Corp.
12/15/2023 at USD 325.00; Notional Amount: USD 36,248	1,148	1,386
Total Call Option		1,386

Put Option - 0.0%^

Hotels, Restaurants & Leisure - 0.0%^
DraftKings, Inc.
10/20/2023 at USD 28.00; Notional Amount: USD 12,035	4,088	288
Total Put Option		288
Total Options Purchased (Cost $1,790)		1,674
	Shares Held
SHORT-TERM INVESTMENT - 0.6%

INVESTMENT COMPANY - 0.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $5,876)	5,876	5,876
Total investments - 99.8% (Cost $867,838)		920,314

Written Option Contracts - 0.0%^ (Premium received $(238))		(233)

Other assets less liabilities - 0.2%		1,755

Total net assets - 100.0%#		$921,836

44	Artisan Partners Funds

(1)  The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canadian Pacific Kansas City Ltd.	Canada	USD
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	USD

(2)  At September 30, 2023, all or a portion of this security was pledged to cover collateral requirements for written options.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$46,371	5.0%
Consumer Discretionary	33,559	3.6
Consumer Staples	16,626	1.8
Financials	101,733	11.1
Health Care	88,658	9.6
Industrials	294,820	32.1
Information Technology	195,063	21.2
Materials	94,139	10.2
Real Estate	11,559	1.3
Utilities	31,910	3.5
Short-Term Investment	5,876	0.6
Total investments	$920,314	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,590	USD	1,894	JPM	10/19/2023	$13
USD	64,903	CAD	85,609	JPM	10/19/2023	1,860
Total unrealized appreciation						1,873
CAD	10,756	USD	8,078	JPM	10/19/2023	(157)
USD	1,925	CAD	2,617	JPM	10/19/2023	(2)
Total unrealized depreciation						(159)
Net unrealized appreciation						$1,714

WRITTEN OPTION CONTRACTS

Dollar values in thousands except exercise price

Call Option
Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums Paid/(Received) by Fund	Market Value	Unrealized Appreciation
4,088	DraftKings, Inc.	$31.50	$12,035	10/20/23	$(238)	$(233)	$5
Total written option contracts					$(238)	$(233)	$5

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	10.5%
General Electric Co.	United States	10.0
Linde plc	United States	6.6
Canadian Pacific Kansas City Ltd.	Canada	6.3
Meta Platforms, Inc.	United States	5.0
TransDigm Group, Inc.	United States	4.9
NVIDIA Corp.	United States	4.1
Ecolab, Inc.	United States	3.6
Intercontinental Exchange, Inc.	United States	3.5
NextEra Energy, Inc.	United States	3.5
Total		58.0%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.0%

Brazil - 1.6%
NU Holdings Ltd., Class A*	492	$3,564

Canada - 1.5%
CAE, Inc.*	136	3,180

China - 1.3%
Proya Cosmetics Co. Ltd., Class A(1)	116	1,608
Silergy Corp.(1)	137	1,294
		2,902
Denmark - 2.3%
Ascendis Pharma A/S, ADR*	39	3,645
Vestas Wind Systems A/S*(1)	67	1,428
		5,073
Finland - 1.3%
Metso Oyj(1)	271	2,842

Germany - 6.1%
adidas AG(1)	17	2,954
Gerresheimer AG(1)	61	6,393
Nemetschek SE(1)	17	1,053
Sartorius AG (Preference)(1)	9	3,037
		13,437
Hong Kong - 2.2%
Techtronic Industries Co. Ltd.(1)	492	4,781

Italy - 1.8%
Davide Campari-Milano NV(1)	143	1,688
Moncler SpA(1)	37	2,155
		3,843
Japan - 1.6%
Obic Co. Ltd.(1)	23	3,469

Luxembourg - 0.4%
Eurofins Scientific SE(1)	16	904

Netherlands - 4.0%
Argenx SE, ADR*	18	8,729

United Kingdom - 8.0%
CNH Industrial NV(1)	165	1,994
London Stock Exchange Group plc(1)	67	6,696
Melrose Industries plc(1)	756	4,307
Smiths Group plc(1)	233	4,584
		17,581
United States - 63.9%
Advanced Micro Devices, Inc.*	52	5,307
Arista Networks, Inc.*	18	3,282
Atlassian Corp., Class A*	29	5,795
Bentley Systems, Inc., Class B	91	4,582
BJ’s Wholesale Club Holdings, Inc.*	23	1,619
Boston Scientific Corp.*	198	10,436
Ceridian HCM Holding, Inc.*	44	2,972
Clearwater Analytics Holdings, Inc., Class A*	160	3,095
Exact Sciences Corp.*	16	1,110
Five Below, Inc.*	15	2,403
Global Payments, Inc.	19	2,159
Guidewire Software, Inc.*	45	4,058

	Shares Held	Value
United States (CONTINUED)
Hubbell, Inc.	5	$1,643
HubSpot, Inc.*	9	4,333
Ingersoll Rand, Inc.	59	3,742
iRhythm Technologies, Inc.*	30	2,836
Lattice Semiconductor Corp.*	86	7,400
Live Nation Entertainment, Inc.*	27	2,210
MACOM Technology Solutions Holdings, Inc.*	52	4,245
MarketAxess Holdings, Inc.	9	1,972
Monolithic Power Systems, Inc.	6	2,984
ON Semiconductor Corp.*	88	8,202
Pool Corp.	7	2,381
ROBLOX Corp., Class A*	48	1,392
S&P Global, Inc.	10	3,620
Saia, Inc.*	10	4,140
Shockwave Medical, Inc.*	12	2,373
Spotify Technology SA*	16	2,502
Take-Two Interactive Software, Inc.*	10	1,338
Teledyne Technologies, Inc.*	1	547
Tradeweb Markets, Inc., Class A	52	4,200
Trex Co., Inc.*	44	2,685
Tyler Technologies, Inc.*	11	4,269
Veeva Systems, Inc., Class A*	66	13,381
WESCO International, Inc.	12	1,674
West Pharmaceutical Services, Inc.	10	3,883
Wingstop, Inc.	7	1,302
Workiva, Inc., Class A*	43	4,313
		140,385
Total common stocks (Cost $164,167)		210,690
SHORT-TERM INVESTMENT - 3.3%

INVESTMENT COMPANY - 3.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $7,197)	7,197	7,197
Total investments - 99.3% (Cost $171,364)		217,887

Other assets less liabilities - 0.7%		1,684

Total net assets - 100.0%#		$219,571

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $51,187, or 23.3% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$7,442	3.4%
Consumer Discretionary	11,195	5.1
Consumer Staples	4,915	2.3
Financials	22,211	10.2
Health Care	56,727	26.0
Industrials	39,972	18.3
Information Technology	68,228	31.4
Short-Term Investment	7,197	3.3
Total investments	$217,887	100.0%

46	Artisan Partners Funds

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$3,180	1.5%
CNY	1,608	0.7
DKK	1,428	0.7
EUR	23,020	10.5
GBP	15,587	7.2
HKD	4,781	2.2
JPY	3,469	1.6
TWD	1,294	0.6
USD	163,520	75.0
Total investments	$217,887	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Veeva Systems, Inc.	United States	6.1%
Boston Scientific Corp.	United States	4.8
Argenx SE	Netherlands	4.0
ON Semiconductor Corp.	United States	3.7
Lattice Semiconductor Corp.	United States	3.4
London Stock Exchange Group plc	United Kingdom	3.0
Gerresheimer AG	Germany	2.9
Atlassian Corp.	United States	2.6
Advanced Micro Devices, Inc.	United States	2.4
Techtronic Industries Co. Ltd.	Hong Kong	2.2
Total		35.1%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	47

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.1%

Belgium - 1.1%
UCB SA(1)	24	$1,978

Canada - 3.3%
Canadian National Railway Co.	23	2,512
Canadian Pacific Kansas City Ltd.	36	2,654
Descartes Systems Group, Inc. (The)*	14	1,020
		6,186
China - 0.2%
Lufax Holding Ltd., ADR	439	466

Denmark - 4.7%
Novo Nordisk A/S, ADR	21	1,889
Novo Nordisk A/S, Class B(1)	75	6,788
		8,677
France - 4.0%
Air Liquide SA(1)	32	5,318
Airbus SE(1)	1	81
AXA SA(1)	31	920
Pernod Ricard SA(1)	7	1,185
		7,504
Germany - 2.7%
AIXTRON SE(1)	93	3,407
Puma SE(1)	25	1,537
		4,944
Indonesia - 0.5%
Mitra Adiperkasa Tbk. PT(1)	7,440	876

Italy - 3.8%
BFF Bank SpA(1)(2)	710	7,094

Japan - 3.6%
Daiichi Sankyo Co. Ltd.(1)	140	3,837
Nippon Sanso Holdings Corp.(1)	118	2,792
		6,629
Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR*(1)(3)(4)	136	—
Sberbank of Russia PJSC(1)(3)(4)	1,137	—
		—
Singapore - 2.2%
DBS Group Holdings Ltd.(1)	82	2,017
United Overseas Bank Ltd.(1)	101	2,096
		4,113
Switzerland - 8.1%
Cie Financiere Richemont SA(1)	27	3,334
Lonza Group AG(1)	1	524
Medacta Group SA(1)(2)	7	830
UBS Group AG(1)	420	10,371
		15,059
United Kingdom - 4.6%
BAE Systems plc(1)	239	2,899
Domino’s Pizza Group plc(1)	633	2,903
Reckitt Benckiser Group plc(1)	39	2,738
		8,540

	Shares Held	Value
United States - 58.3%
Alphabet, Inc., Class C*	58	$7,641
Amazon.com, Inc.*	73	9,234
Aon plc, Class A	10	3,144
Arthur J Gallagher & Co.	32	7,266
Cigna Group (The)	20	5,585
Experian plc(1)	23	761
Ferguson plc	26	4,340
General Electric Co.	35	3,828
Halozyme Therapeutics, Inc.*	178	6,784
Interactive Brokers Group, Inc., Class A	25	2,187
Intercontinental Exchange, Inc.	38	4,231
Intuit, Inc.	10	4,952
Legend Biotech Corp., ADR*	24	1,581
Linde plc	5	1,951
Live Nation Entertainment, Inc.*	22	1,818
M&T Bank Corp.	14	1,709
Meta Platforms, Inc., Class A*	25	7,526
Microsoft Corp.	19	5,996
Natera, Inc.*	70	3,094
Nestle SA(1)	45	5,032
Netflix, Inc.*	14	5,426
Stryker Corp.	13	3,503
TJX Cos., Inc. (The)	42	3,691
T-Mobile US, Inc.*	1	187
Trane Technologies plc	5	984
Union Pacific Corp.	8	1,652
Visa, Inc., Class A	19	4,444
		108,547
Total common stocks (Cost $174,822)		180,613
SHORT-TERM INVESTMENT - 1.1%

INVESTMENT COMPANY - 1.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $2,022)	2,022	2,022
Total investments - 98.2% (Cost $176,844)		182,635

Other assets less liabilities - 1.8%		3,427

Total net assets - 100.0%#		$186,062

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $69,318, or 37.3% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)  Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the value of these securities was $7,924 or 4.3% of net assets.

(3)  Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(4)  Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	11/09/2020 - 01/14/2022	$4,291	$–	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	4,750	–	0.0%

48	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$22,598	12.4%
Consumer Discretionary	21,575	11.8
Consumer Staples	8,955	4.9
Financials	45,945	25.2
Health Care	36,393	19.9
Industrials	19,711	10.8
Information Technology	15,375	8.4
Materials	10,061	5.5
Short-Term Investment	2,022	1.1
Total investments	$182,635	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$6,186	3.4%
CHF	20,091	11.0
DKK	6,788	3.7
EUR	21,520	11.8
GBP	9,301	5.1
IDR	876	0.5
JPY	6,629	3.6
RUB	—	0.0
SGD	4,113	2.3
USD	107,131	58.6
Total investments	$182,635	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	5.6%
Amazon.com, Inc.	United States	5.0
Novo Nordisk A/S	Denmark	4.7
Alphabet, Inc.	United States	4.1
Meta Platforms, Inc.	United States	4.0
Arthur J Gallagher & Co.	United States	3.9
BFF Bank SpA	Italy	3.8
Halozyme Therapeutics, Inc.	United States	3.6
Microsoft Corp.	United States	3.2
Cigna Group (The)	United States	3.0
Total		40.9%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	49

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments — September 30, 2023

Principal amount, shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.5%

Brazil - 1.7%
NU Holdings Ltd., Class A*	6,352	$46,055

Canada - 0.6%
Shopify, Inc., Class A*	279	15,211

China - 1.3%
Tencent Holdings Ltd.(1)	863	33,457

Denmark - 6.3%
Novo Nordisk A/S, Class B(1)	1,419	129,058
Vestas Wind Systems A/S*(1)	1,649	35,206
		164,264
Hong Kong - 3.4%
Techtronic Industries Co. Ltd.(1)	9,171	89,038

Japan - 3.7%
Hoya Corp.(1)	380	39,161
Keyence Corp.(1)	153	56,977
		96,138
Netherlands - 2.4%
Argenx SE, ADR*	129	63,477

Sweden - 1.5%
Hexagon AB, Class B(1)	4,751	40,434

Switzerland - 7.3%
ABB Ltd.(1)	934	33,362
Cie Financiere Richemont SA(1)	281	34,295
Lonza Group AG(1)	180	83,457
UBS Group AG(1)	1,635	40,408
		191,522
United Kingdom - 7.2%
AstraZeneca plc(1)	616	82,906
CNH Industrial NV(1)	2,464	29,847
London Stock Exchange Group plc(1)	764	76,671
		189,424
United States - 61.1%
Advanced Micro Devices, Inc.*	1,181	121,429
Airbnb, Inc., Class A*	336	46,064
Alphabet, Inc., Class A*	562	73,525
Amazon.com, Inc.*	359	45,601
Arista Networks, Inc.*	208	38,328
Atlassian Corp., Class A*	505	101,846
Boston Scientific Corp.*	2,293	121,054
Chipotle Mexican Grill, Inc.*	37	67,122
CoStar Group, Inc.*	417	32,061
Danaher Corp.	251	62,161
Eaton Corp. plc	44	9,324
Ingersoll Rand, Inc.	807	51,404
Intuit, Inc.	175	89,259
Linde plc	159	59,354
Lowe’s Cos., Inc.	137	28,463
Lululemon Athletica, Inc.*	120	46,080
Microsoft Corp.	143	45,279
Netflix, Inc.*	192	72,357
NextEra Energy, Inc.	977	55,973
ON Semiconductor Corp.*	999	92,840

	Shares Held	Value
United States (CONTINUED)
Progressive Corp. (The)	126	$17,614
S&P Global, Inc.	141	51,694
Veeva Systems, Inc., Class A*	851	173,192
Vertex Pharmaceuticals, Inc.*	83	28,789
West Pharmaceutical Services, Inc.	66	24,674
Workday, Inc., Class A*	199	42,752
		1,598,239
Total common stocks (Cost $1,722,583)		2,527,259
SHORT-TERM INVESTMENT - 2.0%

INVESTMENT COMPANY - 2.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $51,192)	51,192	51,192
Total investments - 98.5% (Cost $1,773,775)		2,578,451

Other assets less liabilities - 1.5%		38,694

Total net assets - 100.0%#		$2,617,145

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $804,277, or 30.7% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$179,339	7.0%
Consumer Discretionary	267,625	10.4
Financials	232,442	9.0
Health Care	807,929	31.3
Industrials	248,181	9.6
Information Technology	644,355	25.0
Materials	59,354	2.3
Real Estate	32,061	1.2
Utilities	55,973	2.2
Short-Term Investment	51,192	2.0
Total investments	$2,578,451	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$191,522	7.3%
DKK	164,264	6.4
EUR	29,847	1.2
GBP	159,577	6.2
HKD	122,495	4.8
JPY	96,138	3.7
SEK	40,434	1.6
USD	1,774,174	68.8
Total investments	$2,578,451	100.0%

50	Artisan Partners Funds

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Veeva Systems, Inc.	United States	6.6%
Novo Nordisk A/S	Denmark	4.9
Advanced Micro Devices, Inc.	United States	4.6
Boston Scientific Corp.	United States	4.6
Atlassian Corp.	United States	3.9
ON Semiconductor Corp.	United States	3.5
Intuit, Inc.	United States	3.4
Techtronic Industries Co. Ltd.	Hong Kong	3.4
Lonza Group AG	Switzerland	3.2
AstraZeneca plc	United Kingdom	3.2
Total		41.3%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN GLOBAL UNCONSTRAINED FUND

Consolidated Schedule of Investments — September 30, 2023

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS AND BOND PARTICIPATION NOTE - 57.2%

Albania - 2.8%
Republic of Albania
5.90%, 6/9/2028(1)	EUR	1,305	$1,342

Angola - 1.5%
Republic of Angola
6.93%, 2/19/2027(1)		$80	73
8.25%, 5/9/2028(1)		290	251
9.13%, 11/26/2049(1)		520	372
			696
Bahamas - 2.6%
Commonwealth of the Bahamas
5.75%, 1/16/2024(1)		760	748
6.00%, 11/21/2028(1)		605	498
			1,246
Benin - 2.2%
Benin Government Bond
4.88%, 1/19/2032(1)	EUR	1,300	1,019

Cameroon - 3.1%
Republic of Cameroon
9.50%, 11/19/2025(1)		1,335	1,285
5.95%, 7/7/2032(1)	EUR	260	182
			1,467
Dominican Republic - 1.9%
Dominican Republic Government Bond
5.50%, 1/27/2025(1)		905	891

Egypt - 2.4%
Arab Republic of Egypt
4.75%, 4/11/2025(1)	EUR	660	561
7.50%, 2/16/2061(1)		1,180	594
			1,155
Iceland - 5.9%
Republic of Iceland
2.50%, 4/15/2024	ISK	402,587	2,809

Indonesia - 2.4%
Republic of Indonesia
7.13%, 6/15/2042	IDR	17,250,000	1,130

Iraq - 3.0%
Republic of Iraq
5.80%, 1/15/2028(1)		1,531	1,414

Ivory Coast - 2.2%
Republic of Cote d’Ivoire
5.25%, 3/22/2030(1)	EUR	186	165
5.88%, 10/17/2031(1)	EUR	280	244
6.88%, 10/17/2040(1)	EUR	810	633
			1,042
Kenya - 2.4%
Republic of Kenya
6.88%, 6/24/2024(1)		1,240	1,145

	Principal Amount		Value
Macedonia - 1.8%
Republic of North Macedonia
6.96%, 3/13/2027(1)	EUR	560	$602
1.63%, 3/10/2028(1)	EUR	270	231
			833
Montenegro - 1.3%
Republic of Montenegro
2.88%, 12/16/2027(1)	EUR	100	91
2.55%, 10/3/2029(1)	EUR	630	526
			617
Nigeria - 0.9%
Federal Republic of Nigeria
7.63%, 11/21/2025(2)		280	268
8.25%, 9/28/2051(1)		195	135
			403
Papua New Guinea - 1.7%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(1)		880	818

Paraguay - 0.8%
Paraguay Treasury Bond
Zero Coupon, 2/15/2030, Bond Participation Note(3)(7)(9)(10)		382	374

Peru - 5.3%
Bonos de la Tesoreria
5.94%, 2/12/2029	PEN	9,810	2,514

Romania - 2.8%
Romania Government Bond
8.75%, 10/30/2028	RON	170	39
3.62%, 5/26/2030(1)	EUR	100	91
1.75%, 7/13/2030(1)	EUR	600	479
2.00%, 1/28/2032(1)	EUR	460	350
Series 10Y, 8.25%, 9/29/2032	RON	1,515	345
			1,304
Rwanda - 0.3%
Republic of Rwanda
5.50%, 8/9/2031(1)		200	154

Serbia - 6.3%
Republic of Serbia
1.50%, 6/26/2029(1)	EUR	200	162
4.50%, 8/20/2032	RSD	159,830	1,283
1.65%, 3/3/2033(1)	EUR	775	534
2.05%, 9/23/2036(1)	EUR	1,590	993
			2,972
Tajikistan - 0.6%
Republic of Tajikistan
7.13%, 9/14/2027(1)		320	260

Uzbekistan - 0.5%
Republic of Uzbekistan
14.50%, 11/25/2023(2)	UZS	330,000	27
14.50%, 11/25/2023(1)	UZS	2,800,000	228
			255
Vietnam - 2.5%
Socialist Republic of Vietnam
4.80%, 11/19/2024(1)		$1,180	1,157
Total sovereign government bonds and bond participation note (Cost $27,675)			27,017

52	Artisan Partners Funds

	Principal Amount		Value
CORPORATE BONDS - 9.7%

Brazil - 1.2%
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(1)		580	$444
Unigel Luxembourg SA
8.75%, 10/1/2026(1)		340	114
			558
Colombia - 2.8%
Aris Mining Corp.
6.88%, 8/9/2026(1)		600	479
EnfraGen Energia Sur SA
5.38%, 12/30/2030(1)		675	472
Gran Tierra Energy International Holdings Ltd.
6.25%, 2/15/2025(1)		379	358
			1,309
Czech Republic - 1.2%
Energo-Pro A/S
8.50%, 2/4/2027(1)		600	585

Dominican Republic - 1.0%
Banco Central de la Republica Dominicana
13.00%, 12/5/2025(1)	DOP	6,370	116
13.00%, 1/30/2026(1)	DOP	19,430	357
			473
Egypt - 0.4%
Energean plc
6.50%, 4/30/2027(1)		200	181

Mexico - 0.5%
Petroleos Mexicanos
6.95%, 1/28/2060		400	237

Nigeria - 0.7%
SEPLAT Energy plc
7.75%, 4/1/2026(1)		400	339

Peru - 1.4%
Inkia Energy Ltd.
5.88%, 11/9/2027(1)		705	675

Romania - 0.5%
Banca Transilvania SA (EURIBOR ICE Swap Rate 1 Year + 5.58%), 8.88%, 4/27/2027(1)(8)	EUR	200	219
Total corporate bonds (Cost $4,707)			4,576

COMMON STOCK - 1.6%

Georgia - 1.6%
Georgia Capital plc (Cost $667)*(3)		65	777
		No. of Contracts‡
OPTIONS PURCHASED - 0.1%

Put OptionS - 0.1%

Future Equity Index Options - 0.1%
S&P 500 E-Mini Index
9/20/2024 at USD 4,300.00; Notional Amount: USD 429		2	22
12/15/2023 at USD 3,950.00; Notional Amount: USD 1,715		8	14
12/15/2023 at USD 4,250.00; Notional Amount: USD 214		1	5
Total Options Purchased (Cost $84)			41

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 30.6%

U.S. TREASURY OBLIGATIONS - 20.2%
U.S. Treasury Bills
1.75%, 10/3/2023(4)	$3,600	$3,599
4.21%, 10/10/2023(4)	971	970
4.85%, 10/24/2023(4)	5,000	4,984
Total U.S. treasury obligations (Cost $9,552)		9,553

REPURCHASE AGREEMENTS - 9.1%
JPMorgan Chase Bank, N.A., Dated 5/3/23, with an interest rate of 3.75% payable by the Fund, collateralized by Par 1,040 Republic of Senegal, 6.25% due 5/23/2033 and a market value of $840(5)	521	521
JPMorgan Chase Bank, N.A., Dated 5/3/23, with an interest rate of 4.75% payable by the Fund, collateralized by Par 650 Republic of Turkey, 4.38% due 7/8/2027 and a market value of $649(5)	264	264
JPMorgan Chase Bank, N.A., Dated 4/21/23, with an interest rate of 1.50% payable by the Fund, collateralized by Par 740 Arab Republic of Egypt, 5.25% due 10/6/2025 and a market value of $574(5)	652	690
JPMorgan Chase Bank, N.A., Dated 9/19/23, with an interest rate of 4.70% payable by the Fund, collateralized by Par 500 Republic of Paraguay, 4.70% due 3/27/2027 and a market value of $482(5)	527	527
JPMorgan Chase Bank, N.A., Dated 9/18/23, with an interest rate of 3.30% payable by the Fund, collateralized by Par 750 Plurinational State of Bolivia, 4.50% due 3/20/2028 and a market value of $440 (5)	474	474
JPMorgan Chase Bank, N.A., Dated 8/15/23, with an interest rate of 3.50% payable by the Fund, collateralized by Par 650 Republic of Turkey, 4.38% due 7/8/2027 and a market value of $649(5)	401	401
JPMorgan Chase Bank, N.A., Dated 5/3/23, with an interest rate of 3.50% payable by the Fund, collateralized by Par 1,040 Republic of Senegal, 6.25% due 5/23/2033 and a market value of $840(5)	457	457
JPMorgan Chase Bank, N.A., Dated 5/17/23, with an interest rate of 4.25% payable by the Fund, collateralized by Par 500 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $489(5)	554	554
Merrill Lynch Pierce Fenner & Smith, Inc., Dated 4/5/23, with an interest rate of 3.50% payable by the Fund, collateralized by Par 400 Republic of Guatemala, 6.13% due 6/1/2050 and a market value of $344(5)	200	200
Merrill Lynch Pierce Fenner & Smith, Inc., Dated 2/2/23, with an interest rate of 3.50% payable by the Fund, collateralized by Par 400 Republic of Guatemala, 6.13% due 6/1/2050 and a market value of $344(5)	208	208
Total repurchase agreements (Cost $4,322)		4,296
	Shares Held
INVESTMENT COMPANIES - 1.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23%	638	638
Federated Treasury Obligations Fund - Institutional Class, 5.22%	—^	—^
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 5.27%	—^	—^
Total investment companies (Cost $638)		638
Total short-term investments (Cost $14,512)		14,487
Total investments - 99.2% (Cost $47,645)		46,898

Artisan Partners Funds	53

		Shares Held	Value
SECURITIES SOLD SHORT - (9.1)%

COMMON STOCK - (0.5)%

United Kingdom - (0.5)%
Ashmore Group plc (Proceeds $(272))(3)		(103)	$(237)
		Principal Amount
CORPORATE BOND - (0.5)%

Mexico - (0.5)%
Petroleos Mexicanos
6.88%, 10/16/2025 (Proceeds $(255))		$(260)	(249)

SOVEREIGN GOVERNMENT BONDS - (8.1)%

Bolivia - (0.9)%
Plurinational State of Bolivia
4.50%, 3/20/2028(1)(6)		(750)	(440)
Costa Rica - (1.1)%
Republic of Costa Rica
6.55%, 4/3/2034(1)(6)		(500)	(489)
Egypt - (1.2)%
Arab Republic of Egypt
5.25%, 10/6/2025(1)(6)		(740)	(574)
Guatemala - (0.7)%
Republic of Guatemala
6.13%, 6/1/2050(1)(6)		(400)	(344)
Paraguay - (1.0)%
Republic of Paraguay
4.70%, 3/27/2027(1)(6)		(500)	(482)
Senegal - (1.8)%
Republic of Senegal
6.25%, 5/23/2033(1)(6)		(1,040)	(840)
Turkey - (1.4)%
Republic of Turkey
4.38%, 7/8/2027(6)	EUR	(650)	(649)
Total sovereign government bonds (Proceeds $(3,866))			(3,818)

Total securities sold short (Proceeds $(4,393))			(4,304)

Total investments after securities sold short - 90.1% (Cost $43,252)			42,594

Other assets less liabilities - 9.9%			4,677

Total net assets - 100.0%#			$47,271

(1)  Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the value of these securities was $19,398 or 41.0% of net assets.

(2)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $914, or 1.9% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(4)  Yield to maturity.

(5)  Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(6)  At September 30, 2023, all or a portion of this security was pledged to cover collateral requirements for repurchase agreements.

(7)  Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Paraguay Treasury Bond	08/17/2023	$382	$374	0.8%

(8)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.

(9)  Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(10) Security is a bond participation note issued by Itau BBA International plc. As described in 2(h) in Notes to Financial Statements, bond participation notes are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Energy	$2,144	4.6%
Financials	1,510	3.2
Foreign Government Securities	27,017	57.6
Materials	593	1.3
Utilities	1,147	2.4
Short-Term Investments	14,487	30.9
Total investments	$46,898	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
DOP	$473	1.0%
EUR	9,114	19.4
GBP	777	1.7
IDR	1,130	2.4
ISK	2,809	6.0
PEN	2,514	5.4
RON	384	0.8
RSD	1,283	2.7
USD	28,159	60.1
UZS	255	0.5
Total investments	$46,898	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,616	PEN**	9,780	JPM	10/10/2023	$35
USD	1,565	ZAR	29,203	JPM	10/10/2023	23
MXN	2,050	USD	117	SCB	10/11/2023	1
USD	390	RON	1,806	JPM	10/11/2023	6
USD	1,064	KZT**	497,000	SCB	10/17/2023	32
USD	445	UZS**	5,300,000	CITI	10/17/2023	13
CZK	20,685	EUR	846	JPM	10/23/2023	—	^
USD	530	IDR**	8,138,770	JPM	10/23/2023	5
USD	878	CNH	6,400	SCB	10/24/2023	—	^
USD	13,621	EUR	12,711	SCB	12/20/2023	131
USD	391	MYR**	1,755	GS	1/29/2024	13
UGX**	1,260,000	USD	316	SCB	6/18/2024	6
USD	652	GEL**	1,810	SCB	6/24/2024	3
USD	333	NGN**	305,000	SCB	7/8/2024	12
Total unrealized appreciation						280

54	Artisan Partners Funds

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	1,964	EUR	435	SCB	10/10/2023	$(10)
USD	366	ZAR	7,030	JPM	10/10/2023	(5)
UZS**	2,450,000	USD	208	JPM	10/16/2023	(8)
KZT**	146,000	USD	321	SG	10/17/2023	(18)
KZT**	200,000	USD	438	SCB	10/17/2023	(23)
UZS**	2,450,000	USD	201	CITI	10/17/2023	(1)
UZS**	2,000,000	USD	170	SCB	10/17/2023	(6)
RON	4,400	EUR	884	SCB	10/20/2023	(— )^
KZT**	174,000	USD	361	SCB	10/23/2023	(1)
USD	66	CNH	480	SCB	10/24/2023	(— )^
HUF	828,431	EUR	2,148	SCB	11/2/2023	(38)
UZS**	2,971,581	USD	253	CITI	11/2/2023	(11)
KES**	42,000	USD	308	SCB	12/6/2023	(36)
USD	268	KES**	42,000	SCB	12/6/2023	(3)
USD	358	EUR	340	SCB	12/20/2023	(3)
USD	199	IDR**	3,100,000	JPM	1/2/2024	(1)
UZS**	10,404,200	USD	876	JPM	1/11/2024	(46)
UZS**	10,850,000	USD	908	JPM	1/16/2024	(44)
KZT**	546,410	USD	1,172	SCB	1/26/2024	(84)
USD	282	UGX**	1,260,000	SCB	6/18/2024	(40)
NGN**	305,000	USD	338	SCB	7/8/2024	(17)
Total unrealized depreciation						(395)
Net unrealized depreciation						$(115)

**Non-deliverable.

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Positions Contracts
U.S. Treasury 10 Year Note	3	12/19/2023	USD	$300	$324	$(4)
U.S. Treasury Ultra Bond	2	12/19/2023	USD	200	237	(18)
						(22)
Short Positions Contracts
Euro-Bobl	(45)	12/7/2023	EUR	(4,500)	(5,507)	48
Euro-BTP	(11)	12/7/2023	EUR	(1,100)	(1,276)	44
Euro-Bund	(27)	12/7/2023	EUR	(2,700)	(3,672)	62
Euro-Schatz	(6)	12/7/2023	EUR	(600)	(666)	2
S&P 500 E-Mini Index	(2)	12/15/2023	USD	— ^	(433)	19
U.S. Treasury 2 Year Note	(15)	12/29/2023	USD	(3,000)	(3,041)	10
U.S. Treasury 5 Year Note	(20)	12/29/2023	USD	(2,000)	(2,107)	18
U.S. Treasury 10 Year Ultra Note	(10)	12/19/2023	USD	(1,000)	(1,116)	35
						238
Net unrealized appreciation						$216

The Fund has recorded a liability of $107 as of September 30, 2023, related to the current day’s variation margin related to these contracts.

Artisan Partners Funds	55

Centrally Cleared Credit Default Swaps - Buy Protection

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/ Received	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil	1.00	Quarterly	6/20/2028	1,650	63	(18)	45
Hungary	1.00	Quarterly	6/20/2027	965	31	(21)	10
Hungary	1.00	Quarterly	6/20/2028	300	9	(3)	6
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2032	1,070	(11)	(6)	(17)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2033	1,670	(18)	(4)	(22)
Kingdom of Spain	1.00	Quarterly	6/20/2032	570	(11)	—^	(11)
Kingdom of Spain	1.00	Quarterly	6/20/2033	870	(15)	1	(14)
Malaysia	1.00	Quarterly	12/20/2027	500	(7)	(5)	(12)
Malaysia	1.00	Quarterly	6/20/2028	1,000	(19)	(3)	(22)
Petrobras Global Finance BV	1.00	Quarterly	12/20/2027	390	26	(17)	9
Republic of Chile	1.00	Quarterly	6/20/2028	750	(6)	(5)	(11)
Republic of Chile	1.00	Quarterly	6/20/2032	950	49	(36)	13
Republic of Colombia	1.00	Quarterly	12/20/2027	100	6	(3)	3
Republic of Colombia	1.00	Quarterly	6/20/2028	100	8	(3)	5
Republic of Indonesia	1.00	Quarterly	12/20/2027	690	3	(9)	(6)
Republic of Indonesia	1.00	Quarterly	6/20/2028	1,300	(9)	1	(8)
Republic of Kazakhstan	1.00	Quarterly	6/20/2028	2,085	45	(20)	25
Republic of Peru	1.00	Quarterly	6/20/2028	280	(1)	(2)	(3)
Republic of Peru	1.00	Quarterly	6/20/2032	300	14	(8)	6
Republic of Peru	1.00	Quarterly	12/20/2032	660	39	(23)	16
Republic of Poland	1.00	Quarterly	6/20/2027	325	2	(7)	(5)
Republic of Poland	1.00	Quarterly	12/20/2027	160	3	(6)	(3)
Republic of Poland	1.00	Quarterly	6/20/2028	1,110	(11)	(6)	(17)
Republic of South Africa	1.00	Quarterly	6/20/2028	600	42	(4)	38
Republic of South Africa	1.00	Quarterly	6/20/2032	765	99	24	123
Republic of South Africa	1.00	Quarterly	12/20/2032	220	34	3	37
Republic of South Africa	1.00	Quarterly	6/20/2033	1,760	305	6	311
Republic of Turkey	1.00	Quarterly	6/20/2028	1,760	264	(74)	190
State of Qatar	1.00	Quarterly	12/20/2032	200	(4)	(1)	(5)
State of Qatar	1.00	Quarterly	6/20/2033	100	(2)	—^	(2)
United Mexican States	1.00	Quarterly	12/20/2027	175	2	(2)	—^
United Mexican States	1.00	Quarterly	6/20/2028	2,960	8	9	17
Total Buy Protection					938	(242)	696

Centrally Cleared Credit Default Swaps - Sell Protection

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/ Received	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Emirate of Abu Dhabi	1.00	Quarterly	6/20/2027	290	5	2	7
Emirate of Abu Dhabi	1.00	Quarterly	6/20/2028	125	3	—^	3
Hungary	1.00	Quarterly	12/20/2023	310	—^	1	1
Republic of Colombia	1.00	Quarterly	12/20/2023	310	(1)	1	—^
Republic of South Africa	1.00	Quarterly	6/20/2024	40	—^	—^	—^
Republic of Turkey	1.00	Quarterly	6/20/2024	800	(22)	22	—^
Total Sell Protection					(15)	26	11

56	Artisan Partners Funds

Centrally Cleared Interest Rate Swaps

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month BA semi-annually	3.83 semi-annually	Receive	6/13/2033	CAD 170	—	7	7
6 month PRIBOR semi-annually	3.86 annually	Receive	4/4/2032	CZK 2,710	—	8	8
3 month BA semi-annually	4.04 semi-annually	Receive	7/11/2033	CAD 340	1	9	10
3 month BA semi-annually	3.66 semi-annually	Receive	5/18/2033	CAD 610	—	32	32
6 month BUBOR semi-annually	7.25 annually	Receive	5/13/2032	HUF 8,300	—	1	1
1 day CLICP semi-annually	6.39 semi-annually	Receive	9/26/2025	CLP 2,275,000	—	5	5
1 day CDI at termination	10.94 at termination	Pay	1/2/2026	BRL 5,450	12	(12)	—^
1 day THOR quarterly	2.83 quarterly	Receive	8/17/2033	THB 3,600	—	3	3
1 day CAONREPO semi-annually	3.91 semi-annually	Receive	8/15/2033	CAD 310	—^	5	5
1 day THOR quarterly	2.99 quarterly	Receive	9/26/2032	THB 5,300	—	2	2
1 day THOR quarterly	2.89 quarterly	Receive	6/17/2032	THB 2,750	—	1	1
1 day THOR quarterly	2.59 quarterly	Receive	9/1/2032	THB 7,450	(2)	10	8
Total unrealized appreciation					11	71	82
6 month WIBOR semi-annually	6.45 annually	Receive	5/13/2032	PLN 225	—	(5)	(5)
3 month BA semi-annually	4.99 semi-annually	Pay	6/13/2025	CAD 970	—	(6)	(6)
3 month BA semi-annually	4.68 semi-annually	Pay	5/18/2025	CAD 2,740	—	(30)	(30)
6 month WIBOR semi-annually	5.30 annually	Receive	4/15/2032	PLN 1,491	(3)	(4)	(7)
3 month BA semi-annually	5.28 semi-annually	Pay	7/11/2025	CAD 1,730	(1)	(3)	(4)
6 month PRIBOR semi-annually	4.99 annually	Receive	5/13/2032	CZK 7,900	(11)	3	(8)
6 month BUBOR semi-annually	8.16 annually	Receive	6/17/2032	HUF 174,000	10	(23)	(13)
6 month PRIBOR semi-annually	5.75 annually	Receive	6/17/2032	CZK 2,360	(2)	(7)	(9)
6 month WIBOR semi-annually	7.45 annually	Receive	6/20/2032	PLN 3,375	(140)	6	(134)
1 day MIBOR semi-annually	6.39 semi-annually	Pay	7/12/2028	INR 110,800	(10)	(13)	(23)
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 45,100	—	(27)	(27)
1 day THOR quarterly	2.95 quarterly	Receive	10/2/2028	THB 23,260	—	(4)	(4)
1 day CAONREPO semi-annually	4.95 semi-annually	Pay	8/15/2025	CAD 1,650	—^	(1)	(1)
1 day CDI at termination	10.43 at termination	Pay	1/2/2029	BRL 6,250	6	(56)	(50)
1 day TONAR annually	0.92 annually	Receive	1/5/2033	JPY 220,900	(28)	15	(13)
Total unrealized depreciation					(179)	(155)	(334)
Total					(168)	(84)	(252)

The Fund has recorded an liability of $30 as of September 30, 2023, related to the current day’s variation margin related to these contracts.

OTC Credit Default Swap - Sell Protection

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	CITI	6/20/2024	340	—^	—^	—^
Total						—^	—^	—^

OTC Interest Rate Swap

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Counterparty	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month KLIBOR quarterly	3.78 quarterly	Receive	GS	3/14/2033	MYR 2,210	7	6	13
3 month KLIBOR quarterly	3.98 quarterly	Receive	GS	8/15/2033	MYR 450	—	1	1
Total						7	7	14

Artisan Partners Funds	57

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Republic of Serbia	Serbia	6.3%
Republic of Iceland	Iceland	5.9
Bonos de la Tesoreria	Peru	5.3
Republic of Cameroon	Cameroon	3.1
Republic of Iraq	Iraq	3.0
Republic of Albania	Albania	2.8
Romania Government Bond	Romania	2.8
Commonwealth of the Bahamas	Bahamas	2.6
Socialist Republic of Vietnam	Vietnam	2.4
Arab Republic of Egypt	Egypt	2.4
Total		36.6%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

58	Artisan Partners Funds

ARTISAN GLOBAL VALUE FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.1%

Belgium - 1.2%
Groupe Bruxelles Lambert NV(1)	340	$25,299

China - 2.8%
Alibaba Group Holding Ltd.*(1)	5,272	57,160

France - 7.5%
Danone SA(1)	1,608	88,604
Sodexo SA(1)	296	30,453
TotalEnergies SE(1)	538	35,434
		154,491
Germany - 5.3%
Daimler Truck Holding AG(1)	602	20,867
Heidelberg Materials AG(1)	1,122	87,144
		108,011
Japan - 1.0%
Nintendo Co. Ltd.(1)	515	21,434

Netherlands - 8.1%
Heineken NV(1)	491	43,227
Koninklijke Philips NV*(1)	2,996	59,700
Shell plc(1)	1,968	62,494
		165,421
South Korea - 4.8%
Samsung Electronics Co. Ltd.(1)	1,922	97,354

Switzerland - 11.7%
Cie Financiere Richemont SA(1)	322	39,253
Novartis AG(1)	999	101,913
Swatch Group AG (The)(1)	13	3,442
UBS Group AG(1)	3,892	96,198
		240,806
United Kingdom - 9.6%
BAE Systems plc(1)	4,562	55,380
Compass Group plc(1)	3,162	77,034
Lloyds Banking Group plc(1)	60,308	32,474
Reckitt Benckiser Group plc(1)	438	30,955
		195,843
United States - 40.1%
Alphabet, Inc., Class A*	717	93,773
American Express Co.	388	57,870
Bank of New York Mellon Corp. (The)	1,760	75,079
Berkshire Hathaway, Inc., Class B*	234	82,050
Charles Schwab Corp. (The)	727	39,895
Citigroup, Inc.	1,000	41,133
Dentsply Sirona, Inc.	982	33,542
Elevance Health, Inc.	201	87,497
Expedia Group, Inc.*	340	35,067
Lam Research Corp.	50	31,299
Marsh & McLennan Cos., Inc.	307	58,414
Meta Platforms, Inc., Class A*	265	79,685
Progressive Corp. (The)	448	62,358
Southwest Airlines Co.	955	25,850
Willis Towers Watson plc	95	19,849
		823,361
Total common stocks (Cost $1,433,472)		1,889,180

	Shares Held	Value
SHORT-TERM INVESTMENT - 6.3%

INVESTMENT COMPANY - 6.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $128,833)	128,833	$128,833
Total investments - 98.4% (Cost $1,562,305)		2,018,013

Other assets less liabilities - 1.6%		33,704

Total net assets - 100.0%#		$2,051,717

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,065,819, or 51.9% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$194,892	9.7%
Consumer Discretionary	242,409	12.0
Consumer Staples	162,786	8.1
Energy	97,928	4.8
Financials	590,619	29.2
Health Care	282,652	14.0
Industrials	102,097	5.1
Information Technology	128,653	6.4
Materials	87,144	4.3
Short-Term Investment	128,833	6.4
Total investments	$2,018,013	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$240,806	11.9%
EUR	390,728	19.4
GBP	258,337	12.8
HKD	57,160	2.8
JPY	21,434	1.1
KRW	97,354	4.8
USD	952,194	47.2
Total investments	$2,018,013	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Novartis AG	Switzerland	5.0%
Samsung Electronics Co. Ltd.	South Korea	4.8
UBS Group AG	Switzerland	4.7
Alphabet, Inc.	United States	4.6
Danone SA	France	4.3
Elevance Health, Inc.	United States	4.3
Heidelberg Materials AG	Germany	4.2
Berkshire Hathaway, Inc.	United States	4.0
Meta Platforms, Inc.	United States	3.9
Compass Group plc	United Kingdom	3.8
Total		43.6%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN HIGH INCOME FUND

Schedule of Investments — September 30, 2023

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value
CORPORATE BONDS - 72.9%

Aerospace & Defense - 0.5%
Bombardier, Inc.
6.00%, 2/15/2028(1)(2)	$24,875	$22,566
7.88%, 4/15/2027(1)(2)	15,894	15,509
		38,075
Automobile Components - 0.1%
Patrick Industries, Inc.
4.75%, 5/1/2029(1)	7,361	6,146

Broadline Retail - 1.9%
Millennium Escrow Corp.
6.63%, 8/1/2026(1)	8,016	6,389
Nordstrom, Inc.
4.00%, 3/15/2027	14,636	12,791
4.25%, 8/1/2031	21,278	15,431
4.38%, 4/1/2030	56,341	43,343
5.00%, 1/15/2044	98,226	57,963
		135,917
Building Products - 0.3%
Eco Material Technologies, Inc.
7.88%, 1/31/2027(1)	23,622	22,519

Capital Markets - 0.6%
AG Issuer LLC
6.25%, 3/1/2028(1)	46,621	43,539

Chemicals - 2.3%
Consolidated Energy Finance SA
5.63%, 10/15/2028(1)(2)	19,189	15,855
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029(1)	9,429	7,839
Methanex Corp.
5.13%, 10/15/2027(2)	28,114	25,934
5.25%, 12/15/2029(2)	91,452	81,552
5.65%, 12/1/2044(2)	4,854	3,909
SK Invictus Intermediate II SARL
5.00%, 10/30/2029(1)	35,487	28,440
		163,529
Commercial Services & Supplies - 1.0%
Neptune Bidco US, Inc.
9.29%, 4/15/2029(1)	75,956	68,764

Construction & Engineering - 0.4%
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028(1)	32,372	28,814

Containers & Packaging - 0.8%
Iris Holding, Inc.
10.00%, 12/15/2028(1)	39,938	31,284
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(1)	22,731	20,174
Sealed Air Corp.
5.00%, 4/15/2029(1)	5,078	4,566
		56,024

	Principal Amount	Value
Distributors - 0.7%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029(1)	$4,150	$3,458
Windsor Holdings III LLC
8.50%, 6/15/2030(1)	43,264	42,680
		46,138
Diversified REITs - 1.1%
Global Net Lease, Inc.
3.75%, 12/15/2027(1)	53,117	41,126
Necessity Retail REIT, Inc. (The)
4.50%, 9/30/2028(1)	31,343	23,807
Uniti Group LP
4.75%, 4/15/2028(1)	17,806	14,540
		79,473
Diversified Telecommunication Services - 9.1%
Altice France Holding SA
6.00%, 2/15/2028(1)(2)	89,835	44,417
10.50%, 5/15/2027(1)(2)	25,971	16,197
Altice France SA
5.13%, 1/15/2029(1)(2)	8,119	5,773
5.13%, 7/15/2029(1)(2)	52,694	37,460
5.50%, 1/15/2028(1)(2)	7,974	6,142
5.50%, 10/15/2029(1)(2)	118,339	85,099
CCO Holdings LLC
4.25%, 2/1/2031(1)	95,593	76,096
4.25%, 1/15/2034(1)	24,208	17,824
4.50%, 8/15/2030(1)	81,193	66,644
4.50%, 5/1/2032	94,019	73,791
4.75%, 3/1/2030(1)	31,605	26,531
5.13%, 5/1/2027(1)	17,084	15,917
Virgin Media Finance plc
5.00%, 7/15/2030(1)(2)	113,648	89,331
Virgin Media Secured Finance plc
4.50%, 8/15/2030(1)(2)	22,046	18,212
5.50%, 5/15/2029(1)(2)	27,393	24,404
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(1)	31,931	23,689
6.13%, 3/1/2028(1)	40,256	25,873
		653,400
Electrical Equipment - 1.3%
Regal Rexnord Corp.
6.05%, 2/15/2026(1)	1,768	1,748
6.05%, 4/15/2028(1)	3,998	3,889
6.30%, 2/15/2030(1)	47,835	46,207
6.40%, 4/15/2033(1)	46,270	44,568
		96,412
Food Products - 0.6%
B&G Foods, Inc.
5.25%, 9/15/2027	23,741	19,882
H-Food Holdings LLC
8.50%, 6/1/2026(1)	79,712	19,928
		39,810
Health Care Equipment & Supplies - 2.5%
Medline Borrower LP
3.88%, 4/1/2029(1)	156,104	131,992
5.25%, 10/1/2029(1)	56,098	48,485
		180,477

60	Artisan Partners Funds

	Principal Amount	Value
Health Care Providers & Services - 0.3%
HCA, Inc.
3.50%, 9/1/2030	$14,382	$12,168
Surgery Center Holdings, Inc.
6.75%, 7/1/2025(1)	5,926	5,882
		18,050
Hotel & Resort REITs - 0.4%
XHR LP
4.88%, 6/1/2029(1)	32,812	27,890

Hotels, Restaurants & Leisure - 13.0%
Acushnet Co.
7.38%, 10/15/2028(1)	4,247	4,279
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029(1)(2)	4,660	4,707
Brinker International, Inc.
5.00%, 10/1/2024(1)	26,345	25,691
8.25%, 7/15/2030(1)	1,699	1,635
Carnival Corp.
4.00%, 8/1/2028(1)	13,445	11,658
5.75%, 3/1/2027(1)	120,587	109,158
6.00%, 5/1/2029(1)	147,473	125,792
7.63%, 3/1/2026(1)	7,882	7,667
10.50%, 6/1/2030(1)	18,945	19,511
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/2028(1)	4,169	4,470
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/2028(1)	16,878	16,841
Lindblad Expeditions LLC
6.75%, 2/15/2027(1)	39,985	37,436
Melco Resorts Finance Ltd.
5.38%, 12/4/2029(1)(2)	21,396	17,551
MGM Resorts International
4.63%, 9/1/2026	4,758	4,444
4.75%, 10/15/2028	40,099	35,328
5.50%, 4/15/2027	2,484	2,318
Motion Bondco DAC
6.63%, 11/15/2027(1)(2)	32,573	30,130
NCL Corp. Ltd.
3.63%, 12/15/2024(1)	17,414	16,723
5.88%, 3/15/2026(1)	54,925	50,709
5.88%, 2/15/2027(1)	6,824	6,489
7.75%, 2/15/2029(1)	43,369	40,252
NCL Finance Ltd.
6.13%, 3/15/2028(1)	113,918	100,533
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(1)	19,431	17,816
5.38%, 7/15/2027(1)	8,553	7,916
5.50%, 8/31/2026(1)	26,365	24,886
5.50%, 4/1/2028(1)	49,465	45,359
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(1)	18,440	16,198
Station Casinos LLC
4.63%, 12/1/2031(1)	29,589	23,668
Studio City Finance Ltd.
5.00%, 1/15/2029(1)(2)	21,809	16,394
6.50%, 1/15/2028(1)(2)	2,593	2,198
TKC Holdings, Inc.
6.88%, 5/15/2028(1)	50,254	44,699
10.50%, 5/15/2029(1)	76,615	63,878
		936,334
Household Durables - 0.2%
Tempur Sealy International, Inc.
3.88%, 10/15/2031(1)	19,694	15,193

	Principal Amount	Value
Insurance - 13.1%
Acrisure LLC
4.25%, 2/15/2029(1)	$38,045	$31,969
6.00%, 8/1/2029(1)	85,996	72,266
7.00%, 11/15/2025(1)	94,121	91,420
10.13%, 8/1/2026(1)	48,540	49,768
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(1)	3,392	3,037
5.88%, 11/1/2029(1)	20,595	17,836
6.75%, 10/15/2027(1)	26,747	24,875
Ardonagh Midco 2 plc
11.50% Cash, 12.75% PIK, 1/15/2027(1)(2)	148,373	145,034
AssuredPartners, Inc.
5.63%, 1/15/2029(1)	2,600	2,251
7.00%, 8/15/2025(1)	25,180	24,876
BroadStreet Partners, Inc.
5.88%, 4/15/2029(1)	65,204	57,531
GTCR AP Finance, Inc.
8.00%, 5/15/2027(1)	60,606	59,573
Highlands Holdings Bond Issuer Ltd.
7.63% Cash, 8.38% PIK, 10/15/2025(1)(2)	10,803	10,559
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030(1)(2)	77,597	78,166
10.50%, 12/15/2030(1)(2)	42,323	43,061
NFP Corp.
4.88%, 8/15/2028(1)	26,065	22,947
6.88%, 8/15/2028(1)	236,725	202,797
Ryan Specialty LLC
4.38%, 2/1/2030(1)	7,638	6,651
		944,617
IT Services - 1.7%
Arches Buyer, Inc.
4.25%, 6/1/2028(1)	144,065	122,829

Life Sciences Tools & Services - 0.1%
Fortrea Holdings, Inc.
7.50%, 7/1/2030(1)	8,838	8,599

Machinery - 2.1%
Calderys Financing LLC
11.25%, 6/1/2028(1)(2)	38,672	39,612
Chart Industries, Inc.
7.50%, 1/1/2030(1)	18,527	18,629
9.50%, 1/1/2031(1)	12,093	12,852
Werner FinCo. LP
8.75% Cash, 5.75% PIK, 10/15/2028(1)	46,856	37,235
11.50%, 6/15/2028(1)	50,221	51,539
		159,867
Media - 4.5%
CMG Media Corp.
8.88%, 12/15/2027(1)	17,741	13,886
CSC Holdings LLC
4.50%, 11/15/2031(1)	8,967	6,347
4.63%, 12/1/2030(1)	103,809	55,190
5.25%, 6/1/2024	15,676	14,912
5.38%, 2/1/2028(1)	6,632	5,399
6.50%, 2/1/2029(1)	17,361	14,382
7.50%, 4/1/2028(1)	57,856	37,566
11.25%, 5/15/2028(1)	4,509	4,491
Sinclair Television Group, Inc.
5.13%, 2/15/2027(1)	49,796	39,837
5.50%, 3/1/2030(1)	89,825	48,236
UPC Holding BV
5.50%, 1/15/2028(1)(2)	3,108	2,758
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(1)(2)	20,967	18,093

Artisan Partners Funds	61

	Principal Amount	Value
Media (CONTINUED)
Ziggo Bond Co. BV
5.13%, 2/28/2030(1)(2)	$18,989	$14,166
6.00%, 1/15/2027(1)(2)	27,070	24,783
Ziggo BV
4.88%, 1/15/2030(1)(2)	24,246	19,752
		319,798
Metals & Mining - 0.9%
Commercial Metals Co.
3.88%, 2/15/2031	3,702	3,095
4.13%, 1/15/2030	12,069	10,507
Compass Minerals International, Inc.
6.75%, 12/1/2027(1)	55,979	53,036
		66,638
Oil, Gas & Consumable Fuels - 3.9%
Callon Petroleum Co.
8.00%, 8/1/2028(1)	78,384	78,496
CrownRock LP
5.00%, 5/1/2029(1)	29,058	27,226
5.63%, 10/15/2025(1)	5,946	5,851
MEG Energy Corp.
5.88%, 2/1/2029(1)(2)	49,663	46,379
SM Energy Co.
6.50%, 7/15/2028	19,854	19,060
6.63%, 1/15/2027	3,778	3,702
Strathcona Resources Ltd.
6.88%, 8/1/2026(1)(2)	36,563	34,461
Sunnova Energy Corp.
5.88%, 9/1/2026(1)	40,945	35,094
11.75%, 10/1/2028(1)	26,758	25,766
		276,035
Paper & Forest Products - 0.4%
Ahlstrom Holding 3 Oy
4.88%, 2/4/2028(1)(2)	33,404	27,764

Passenger Airlines - 3.3%
Delta Air Lines, Inc.
3.75%, 10/28/2029	54,212	46,590
4.38%, 4/19/2028	9,849	9,052
7.38%, 1/15/2026	37,312	37,762
VistaJet Malta Finance plc
6.38%, 2/1/2030(1)(2)	137,339	106,074
7.88%, 5/1/2027(1)(2)	38,637	33,276
		232,754
Personal Care Products - 1.4%
BellRing Brands, Inc.
7.00%, 3/15/2030(1)	77,724	76,532
Prestige Brands, Inc.
3.75%, 4/1/2031(1)	22,886	18,423
		94,955
Real Estate Management & Development - 0.4%
Realogy Group LLC
5.75%, 1/15/2029(1)	36,031	26,049

Software - 0.3%
Castle US Holding Corp.
9.50%, 2/15/2028(1)	25,953	13,917
Central Parent LLC
8.00%, 6/15/2029(1)	3,382	3,369
		17,286
Specialized REITs - 0.2%
Iron Mountain, Inc.
5.00%, 7/15/2028(1)	2,053	1,868
5.25%, 7/15/2030(1)	16,752	14,635
		16,503

	Principal Amount	Value
Specialty Retail - 2.6%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029(1)	$27,360	$23,499
Bath & Body Works, Inc.
6.63%, 10/1/2030(1)	9,413	8,825
6.75%, 7/1/2036	10,753	9,421
6.88%, 11/1/2035	26,806	23,940
Evergreen Acqco 1 LP
9.75%, 4/26/2028(1)	16,742	17,238
Gap, Inc. (The)
3.63%, 10/1/2029(1)	38,970	28,839
3.88%, 10/1/2031(1)	26,947	18,933
Specialty Building Products Holdings LLC
6.38%, 9/30/2026(1)	7,692	7,193
SRS Distribution, Inc.
6.00%, 12/1/2029(1)	51,705	43,432
6.13%, 7/1/2029(1)	5,441	4,634
		185,954
Trading Companies & Distributors - 0.4%
United Rentals North America, Inc.
6.00%, 12/15/2029(1)	28,980	28,216

Wireless Telecommunication Services - 0.5%
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(1)(2)	42,712	34,012
Total corporate bonds (Cost $5,869,608)		5,218,380

BANK LOANS - 15.3%

Auto Components - 0.6%
WP NewCo LLC Term Loan (SOFR + 4.50%), 9.94%, 5/11/2028(3)
	56,421	46,124

Automobile Components - 0.2%
Wheel Pros, Inc. Term Loan (SOFR + 8.88%), 14.31%, 5/11/2028(3)
	12,709	13,718

Capital Markets - 0.2%
Aretec Group, Inc. Term Loan B1 (SOFR + 4.50%), 9.92%, 8/9/2030(3)
	12,566	12,456

Chemicals - 0.2%
Iris Holding, Inc. First Lien Term Loan (SOFR + 4.75%), 10.22%, 6/28/2028(3)
	15,548	14,447

Commercial Services - 2.2%
Ankura Consulting Group LLC Second Lien Term Loan (SOFR + 8.00%), 13.61%, 3/19/2029(3)
	17,830	15,523
Digital Room Holdings, Inc. First Lien Term Loan (SOFR + 5.25%), 10.67%, 12/21/2028(3)
	28,762	26,209
Employbridge Holding Co. Term Loan B (SOFR + 4.75%), 10.40%, 7/19/2028(3) (SOFR + 4.75%), 10.41%, 7/19/2028(3)
	132	119
	51,690	46,447
New SK Holdco Sub LLC Term Loan (SOFR + 6.75%), 12.17%, 6/30/2027(3)
	67,116	62,968
		151,266
Commercial Services & Supplies - 0.4%
Neptune BidCo US, Inc. First Lien Term Loan B (SOFR + 5.00%), 10.40%, 4/11/2029(3)
	24,252	21,777
OMNIA Partners LLC Term Loan (SOFR + 4.25%), 9.60%, 7/25/2030(3)
	9,319	9,321
		31,098

62	Artisan Partners Funds

	Principal Amount	Value
Communications Equipment - 0.6%
Delta Topco, Inc. First Lien Term Loan (SOFR + 3.75%), 9.07%, 12/1/2027(3)
	$3,000	$2,967
Delta Topco, Inc. Second Lien Term Loan (SOFR + 7.25%), 12.57%, 12/1/2028(3)
	41,516	39,648
		42,615
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. Term Loan (SOFR + 3.00%), 8.43%, 3/9/2027(3)
	22,350	18,200

Electrical Equipment - 0.2%
Indicor LLC First Lien Term Loan (SOFR + 4.50%), 9.89%, 11/22/2029(3)
	17,239	17,264

Entertainment - 0.7%
J&J Ventures Gaming LLC Term Loan (SOFR + 4.00%), 9.65%, 4/26/2028(3) (SOFR + 4.25%), 9.69%, 4/26/2028(3)
	13,309	12,674
	14,808	14,142
TBD, 4/26/2028(3)	26,655	25,455
		52,271
Food Products - 0.6%
H-Food Holdings LLC Term Loan (SOFR + 3.69%), 9.27%, 5/23/2025(3)
	29,807	25,899
H-Food Holdings LLC Term Loan B2 (SOFR + 4.00%), 9.58%, 5/23/2025(3)
	13,407	11,689
H-Food Holdings LLC Term Loan B3 (SOFR + 5.00%), 10.58%, 5/23/2025(3)
	1,513	1,317
		38,905
Food Service - 1.0%
TKC Holdings, Inc. Term Loan (SOFR + 5.50%), 10.93%, 5/15/2028(3)
	67,524	64,417
TKC Midco 1 LLC Term Loan
12.00% Cash, 13.50% PIK, 2/15/2027	20,504	9,227
		73,644
Health Care Equipment & Supplies - 0.1%
GHX Ultimate Parent Corp. First Lien Term Loan (SOFR + 4.75%), 10.12%, 6/30/2027(3)
	8,070	8,060

Health Care Providers & Services - 0.4%
Surgery Center Holdings, Inc. Term Loan (SOFR + 3.75%), 9.19%, 8/31/2026(3)
	30,073	30,085

Hotels, Restaurants & Leisure - 0.3%
Fogo de Chao, Inc. Term Loan B (SOFR + 4.75%), 10.14%, 9/20/2030(3)
	24,154	23,611

Insurance - 1.5%
Amynta Agency Borrower, Inc. First Lien Term Loan (SOFR + 5.00%), 10.42%, 2/28/2028(3)
	101,465	101,309
Hub International Ltd. Term Loan (SOFR + 4.25%), 9.58%, 6/20/2030(3)
	4,130	4,137
		105,446
Investment Companies - 1.2%
Nexus Buyer LLC First Lien Term Loan (SOFR + 3.75%), 9.17%, 11/9/2026(3)
	26,303	25,894
Nexus Buyer LLC Second Lien Term Loan (SOFR + 6.25%), 11.67%, 11/5/2029(3)
	62,871	59,296
		85,190
IT Services - 0.1%
Arches Buyer, Inc. Term Loan (SOFR + 3.25%), 8.67%, 12/6/2027(3)
	9,224	9,017

Life Sciences Tools & Services - 0.1%
Fortrea Holdings, Inc. Term Loan B (SOFR + 3.75%), 9.07%, 7/1/2030(3)
	4,082	4,065

	Principal Amount	Value
Software - 3.6%
Applied Systems, Inc. Second Lien Term Loan (SOFR + 6.75%), 12.14%, 9/17/2027(3)
	$15,727	$15,750
Castle US Holding Corp. Term Loan (SOFR + 3.75%), 9.43%, 1/29/2027(3)
	4,854	3,791
CommerceHub, Inc. Second Lien Term Loan (SOFR + 7.00%), 12.52%, 12/29/2028(3)
	10,610	8,263
Constant Contact, Inc. Second Lien Term Loan (SOFR + 7.50%), 13.06%, 2/12/2029(3)
	28,018	23,693
Ivanti Software, Inc. Second Lien Term Loan (SOFR + 7.25%), 12.91%, 12/1/2028(3)
	6,435	4,580
Matrix Parent, Inc. First Lien Term Loan (SOFR + 5.00%), 10.54%, 3/1/2029(3)
	20,896	14,278
Orchid Merger Sub II LLC Term Loan (SOFR + 4.75%), 10.29%, 7/27/2027(3)
	23,625	17,069
Renaissance Holdings Corp. First Lien Term Loan (SOFR + 4.75%), 10.07%, 4/5/2030(3)
	63,503	62,924
Renaissance Holdings Corp. Second Lien Term Loan (SOFR + 7.00%), 12.43%, 5/29/2026(3)
	1,642	1,638
UKG, Inc. Second Lien Term Loan (SOFR + 5.25%), 10.62%, 5/3/2027(3)
	74,902	74,715
Virgin Pulse, Inc. First Lien Term Loan (SOFR + 3.75%), 9.18%, 4/6/2028(3)
	34,533	34,446
		261,147
Technology Hardware, Storage & Peripherals - 0.3%
Ivanti Software, Inc. First Lien Term Loan (SOFR + 4.00%), 9.54%, 12/1/2027(3) (SOFR + 4.25%), 9.91%, 12/1/2027(3)
	24,270	20,842
	2,364	2,037
		22,879
Transportation - 0.5%
SIRVA Worldwide, Inc. First Lien Term Loan (SOFR + 5.50%), 10.95%, 8/4/2025(3) (SOFR + 5.50%), 11.13%, 8/4/2025(3) (SOFR + 5.50%), 11.18%, 8/4/2025(3)
	26,734	23,913
	6,027	5,391
	4,505	4,030
		33,334
Total bank loans (Cost $1,156,988)		1,094,842
	Shares Held
COMMON STOCK - 0.3%

Machinery - 0.3%
Utex Equity (Cost $10,178)*(4)(5)	364	22,385
	No.of Warrants‡
WARRANTS - 0.0%

Financial Services - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10 (Cost $—)*(4)(5)(6)	71	—
	Shares Held
SHORT-TERM INVESTMENT - 9.9%

INVESTMENT COMPANY - 9.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $709,789)	709,789	709,789
Total investments - 98.4% (Cost $7,746,563)		7,045,396

Other assets less liabilities - 1.6%		113,671

Total net assets - 100.0%#		$7,159,067

Artisan Partners Funds	63

(1)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ahlstrom Holding 3 Oy, 4.88%, 2/4/2028	Finland	USD
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029	Czech Republic	USD
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	USD
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	USD
Altice France SA, 5.13%, 1/15/2029	France	USD
Altice France SA, 5.13%, 7/15/2029	France	USD
Altice France SA, 5.50%, 1/15/2028	France	USD
Altice France SA, 5.50%, 10/15/2029	France	USD
Ardonagh Midco 2 plc, 11.50% Cash, 12.75% PIK, 1/15/2027	United Kingdom	USD
Bombardier, Inc., 6.00%, 2/15/2028	Canada	USD
Bombardier, Inc., 7.88%, 4/15/2027	Canada	USD
Calderys Financing LLC, 11.25%, 6/1/2028	France	USD
Consolidated Energy Finance SA, 5.63%, 10/15/2028	Switzerland	USD
Highlands Holdings Bond Issuer Ltd., 7.63%, 10/15/2025	Bermuda	USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030	Canada	USD
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030	Canada	USD
MEG Energy Corp., 5.88%, 2/1/2029	Canada	USD
Melco Resorts Finance Ltd., 5.38%, 12/4/2029	Hong Kong	USD
Methanex Corp., 5.13%, 10/15/2027	Canada	USD
Methanex Corp., 5.25%, 12/15/2029	Canada	USD
Methanex Corp., 5.65%, 12/1/2044	Canada	USD
Motion Bondco DAC, 6.63%, 11/15/2027	United Kingdom	USD
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	USD
Studio City Finance Ltd., 5.00%, 1/15/2029	Macau	USD
Studio City Finance Ltd., 6.50%, 1/15/2028	Macau	USD
UPC Holding BV, 5.50%, 1/15/2028	Netherlands	USD
Virgin Media Finance plc, 5.00%, 7/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028	United Kingdom	USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027	Switzerland	USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	USD
Ziggo Bond Co. BV, 5.13%, 2/28/2030	Netherlands	USD
Ziggo Bond Co. BV, 6.00%, 1/15/2027	Netherlands	USD
Ziggo BV, 4.88%, 1/15/2030	Netherlands	USD

(3)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.

(4)  Defaulted securities.

(5)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $22,385, or 0.3% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(6)  Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $867 or less than 0.1% of the total net assets as of September 30, 2023, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized (Depreciation)
OMNIA Partners LLC Term Loan, delayed-draw	$867	$876	$9
	$867	$876	$9

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,065,007	15.1%
Consumer Discretionary	1,375,685	19.5
Consumer Staples	247,314	3.5
Energy	276,035	3.9
Financials	1,254,216	17.8
Health Care	249,336	3.5
Industrials	913,924	13.0
Information Technology	475,773	6.8
Materials	328,402	4.7
Real Estate	149,915	2.1
Short-Term Investment	709,789	10.1
Total investments	$7,045,396	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
CAD	6,027	USD	4,464	JPM	11/14/2023	$(24)
USD	4,438	CAD	6,027	JPM	11/14/2023	(2)
Total unrealized depreciation						(26)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.9%
Carnival Corp.	United States	3.8
Acrisure LLC	United States	3.4
NFP Corp.	United States	3.2
Medline Borrower LP	United States	2.5
TKC Holdings, Inc.	United States	2.4
Ardonagh Midco 2 plc	United Kingdom	2.0
VistaJet Malta Finance plc	Switzerland	1.9
CSC Holdings LLC	United States	1.9
Altice France SA	France	1.9
Total		26.9%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

64	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 93.5%

Belgium - 1.8%
UCB SA(1)	1,105	$90,399

Canada - 5.7%
Canadian National Railway Co.	971	105,142
Canadian Pacific Kansas City Ltd.	2,094	155,614
Kinaxis, Inc.*	159	17,952
		278,708
Denmark - 8.3%
Ascendis Pharma A/S, ADR*	641	60,050
Carlsberg A/S, Class B(1)	309	38,886
Danske Bank A/S(1)	2,637	61,434
Novo Nordisk A/S, ADR	477	43,358
Novo Nordisk A/S, Class B(1)	2,206	200,647
		404,375
France - 11.6%
Air Liquide SA(1)	1,391	234,340
Airbus SE(1)	565	75,598
AXA SA(1)	982	29,079
BNP Paribas SA(1)	2,326	148,076
Pernod Ricard SA(1)	157	26,175
Safran SA(1)	342	53,466
		566,734
Germany - 10.2%
Allianz SE(1)	597	142,398
Deutsche Boerse AG(1)	832	143,790
Deutsche Telekom AG(1)	8,864	186,135
RWE AG(1)	665	24,703
		497,026
Hong Kong - 0.4%
AIA Group Ltd.(1)	2,557	20,680

Ireland - 2.7%
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	7,993	134,384

Japan - 3.0%
Daiichi Sankyo Co. Ltd.(1)	3,853	105,760
Nippon Sanso Holdings Corp.(1)	1,754	41,573
		147,333
Netherlands - 3.0%
Argenx SE, ADR*	164	80,764
Argenx SE*(1)	9	4,477
Heineken NV(1)	715	62,877
		148,118
Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR*(1)(4)(5)	4,881	—
Sberbank of Russia PJSC(1)(4)(5)	38,445	—
		—
Singapore - 2.2%
DBS Group Holdings Ltd.(1)	2,269	55,712
United Overseas Bank Ltd.(1)	2,555	53,185
		108,897
Switzerland - 12.5%
Alcon, Inc.(1)	1,245	96,218
Cie Financiere Richemont SA(1)	1,263	153,845
Lonza Group AG(1)	31	14,368
Medacta Group SA(1)(6)	388	49,033
UBS Group AG(1)	11,958	295,578
		609,042

	Shares Held	Value
United Kingdom - 9.9%
AstraZeneca plc(1)	483	$65,011
AstraZeneca plc, ADR	1,025	69,390
BAE Systems plc(1)	6,104	74,091
Diageo plc(1)	1,052	38,784
Reckitt Benckiser Group plc(1)	1,184	83,688
RELX plc(1)	2,636	88,906
Unilever plc(1)	1,269	62,641
		482,511
United States - 22.2%
Amazon.com, Inc.*	1,731	220,097
Aon plc, Class A	507	164,277
CRH plc (LSE)(1)	319	17,604
CRH plc (NYSE)	44	2,388
Experian plc(1)	619	20,225
Ferrovial SE(1)	1,962	59,810
Linde plc	668	248,916
Nestle SA(1)	1,737	196,187
Schlumberger NV	2,113	123,170
Schneider Electric SE(1)	188	31,051
		1,083,725
Total common stocks and equity-linked security (Cost $3,981,490)		4,571,932
SHORT-TERM INVESTMENT - 5.0%

INVESTMENT COMPANY - 5.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $242,809)	242,809	242,809
Total investments - 98.5% (Cost $4,224,299)		4,814,741

Other assets less liabilities - 1.5%		71,874

Total net assets - 100.0%#		$4,886,615

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,280,814, or 67.1% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)  Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 06/15/2023	$88,991	$134,384	2.7%

(3)  Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)  Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(5)  Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	11/09/2020 - 01/14/2022	$151,723	$—	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	159,810	—	0.0%

(6)  Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the value of these securities was $49,033 or 1.0% of net assets.

Artisan Partners Funds	65

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$186,135	3.9%
Consumer Discretionary	373,942	7.8
Consumer Staples	509,238	10.5
Energy	123,170	2.6
Financials	1,114,209	23.1
Health Care	879,475	18.3
Industrials	798,287	16.6
Information Technology	17,952	0.4
Materials	544,821	11.3
Utilities	24,703	0.5
Short-Term Investment	242,809	5.0
Total investments	$4,814,741	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$278,708	5.8%
CHF	805,229	16.7
DKK	300,967	6.2
EUR	1,312,374	27.2
GBP	450,950	9.4
HKD	20,680	0.4
JPY	147,333	3.1
RUB	—	0.0
SGD	108,897	2.3
USD	1,389,603	28.9
Total investments	$4,814,741	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	6.0%
Linde plc	United States	5.1
Novo Nordisk A/S	Denmark	5.0
Air Liquide SA	France	4.8
Amazon.com, Inc.	United States	4.5
Nestle SA	United States	4.0
Deutsche Telekom AG	Germany	3.8
Aon plc	United States	3.4
Canadian Pacific Kansas City Ltd.	Canada	3.2
Cie Financiere Richemont SA	Switzerland	3.1
Total		42.9%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN INTERNATIONAL EXPLORER FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.0%

Argentina - 6.4%
Despegar.com Corp.*	666	$4,827

Australia - 3.0%
Steadfast Group Ltd.(1)	619	2,246

Canada - 1.6%
Knight Therapeutics, Inc.*	183	606
Real Matters, Inc.*	129	590
		1,196
China - 1.2%
China Isotope & Radiation Corp.(1)	608	940

Denmark - 1.2%
ALK-Abello A/S, Class B*(1)	82	921

France - 4.0%
Alten SA(1)	23	3,006

Germany - 4.1%
AlzChem Group AG(1)	78	1,616
Hensoldt AG(1)	51	1,511
		3,127
India - 4.1%
Care Ratings Ltd.(1)	292	3,089

Indonesia - 3.9%
Mitra Adiperkasa Tbk. PT(1)	25,258	2,975

Ireland - 6.3%
Glenveagh Properties plc*(1)(2)	4,512	4,750

Italy - 2.5%
Enav SpA(1)(2)	212	785
Sesa SpA(1)	11	1,139
		1,924
Japan - 11.6%
Horiba Ltd.(1)	31	1,656
NexTone, Inc.*(1)	67	771
Sato Holdings Corp.(1)	233	3,295
Zuken, Inc.(1)	127	3,080
		8,802
Mexico - 3.0%
Qualitas Controladora SAB de CV	306	2,304

Norway - 0.9%
Sikri Group ASA*(1)	1,259	668

South Africa - 1.4%
Famous Brands Ltd.(1)	304	1,043

South Korea - 2.2%
Vitzrocell Co. Ltd.(1)	116	1,662

Switzerland - 2.0%
Medmix AG(1)(2)	59	1,490

	Shares Held	Value
United Kingdom - 20.3%
Allfunds Group plc(1)	36	$201
Essentra plc(1)	700	1,382
IDOX plc(1)	2,746	2,132
IQE plc*(1)	4,790	1,021
Kingfisher plc(1)	509	1,380
LSL Property Services plc(1)	349	1,107
Luxfer Holdings plc	102	1,326
M&C Saatchi plc(1)	3,589	6,129
Oxford Biomedica plc*(1)	190	707
		15,385
United States - 6.3%
Impro Precision Industries Ltd.(1)(2)	7,749	2,626
Signify NV(1)(2)	81	2,163
		4,789
Total common stocks (Cost $67,541)		65,144
SHORT-TERM INVESTMENT - 13.1%

INVESTMENT COMPANY - 13.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $9,883)	9,883	9,883
Total investments - 99.1% (Cost $77,424)		75,027

Other assets less liabilities - 0.9%		662

Total net assets - 100.0%#		$75,689

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $55,491, or 73.3% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)  Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the value of these securities was $11,814 or 15.6% of net assets.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$6,900	9.2%
Consumer Discretionary	14,975	20.0
Financials	7,840	10.4
Health Care	4,664	6.2
Industrials	13,368	17.8
Information Technology	12,702	16.9
Materials	2,998	4.0
Real Estate	1,697	2.3
Short-Term Investment	9,883	13.2
Total investments	$75,027	100.0%

Artisan Partners Funds	67

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AUD	$2,246	3.0%
CAD	1,196	1.6
CHF	1,490	2.0
DKK	921	1.2
EUR	15,171	20.2
GBP	13,858	18.5
HKD	3,566	4.8
IDR	2,975	4.0
INR	3,089	4.1
JPY	8,802	11.7
KRW	1,662	2.2
MXN	2,304	3.1
NOK	668	0.9
USD	16,036	21.3
ZAR	1,043	1.4
Total investments	$75,027	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
M&C Saatchi plc	United Kingdom	8.1%
Despegar.com Corp.	Argentina	6.4
Glenveagh Properties plc	Ireland	6.3
Sato Holdings Corp.	Japan	4.4
Care Ratings Ltd.	India	4.1
Zuken, Inc.	Japan	4.1
Alten SA	France	4.0
Mitra Adiperkasa Tbk. PT	Indonesia	3.9
Impro Precision Industries Ltd.	United States	3.5
Qualitas Controladora SAB de CV	Mexico	3.0
Total		47.8%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

68	Artisan Partners Funds

ARTISAN INTERNATIONAL SMALL-MID FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.9%

Belgium - 0.6%
Azelis Group NV(1)	1,154	$22,695

Brazil - 1.8%
Hapvida Participacoes e Investimentos SA*(2)	14,978	14,065
Rumo SA	6,497	29,586
Vibra Energia SA	8,184	30,771
		74,422
Canada - 6.0%
Altus Group Ltd.	732	25,355
CAE, Inc.*	3,312	77,313
Descartes Systems Group, Inc. (The)*	295	21,635
Kinaxis, Inc.*	448	50,576
Lightspeed Commerce, Inc.*	2,872	40,342
Whitecap Resources, Inc.	3,282	27,712
		242,933
Costa Rica - 0.2%
Establishment Labs Holdings, Inc.*	171	8,380

Denmark - 6.3%
ALK-Abello A/S, Class B*(1)	1,627	18,227
Ambu A/S, Class B*(1)	4,876	50,726
Carlsberg A/S, Class B(1)	176	22,128
DSV A/S(1)	144	26,939
FLSmidth & Co. A/S(1)	925	41,821
Genmab A/S*(1)	128	45,223
Royal Unibrew A/S(1)	280	21,581
Vestas Wind Systems A/S*(1)	904	19,305
Zealand Pharma A/S*(1)	263	11,367
		257,317
Finland - 2.2%
Konecranes OYJ(1)	24	786
Metso Oyj(1)	8,107	84,938
Revenio Group OYJ(1)	132	2,855
		88,579
France - 2.3%
Gaztransport Et Technigaz SA(1)	197	24,218
Lectra(1)	1,408	38,337
Remy Cointreau SA(1)	56	6,863
Ubisoft Entertainment SA*(1)	801	25,939
		95,357
Germany - 7.2%
AIXTRON SE(1)	2,247	82,659
BioNTech SE, ADR*	40	4,389
Brenntag SE(1)	278	21,620
Carl Zeiss Meditec AG(1)	143	12,487
Duerr AG(1)	1,050	28,518
Gerresheimer AG(1)	619	65,050
Hamburger Hafen und Logistik AG(1)	632	11,244
Hannover Rueck SE(1)	129	28,446
Immatics NV*	435	5,035
Symrise AG, Class A(1)	352	33,643
		293,091
Iceland - 0.5%
Ossur HF*(1)	4,455	17,989

	Shares Held	Value
India - 3.1%
IndiaMart InterMesh Ltd.(1)(2)	853	$29,502
PB Fintech Ltd.*(1)	2,943	27,138
WNS Holdings Ltd., ADR*	1,041	71,268
		127,908
Israel - 6.2%
Kornit Digital Ltd.*	2,380	45,014
Nice Ltd., ADR*	885	150,416
Radware Ltd.*	1,484	25,114
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(1)	189	10,838
Tel Aviv Stock Exchange Ltd.*(1)	3,931	22,574
		253,956
Italy - 2.0%
Davide Campari-Milano NV(1)	2,864	33,763
Ermenegildo Zegna NV	2,425	33,753
Intercos SpA(1)	29	391
Moncler SpA(1)	196	11,357
		79,264
Japan - 12.7%
Azbil Corp.(1)	2,398	73,382
Carenet, Inc.(1)	1,952	11,733
CKD Corp.(1)(3)	3,657	50,388
Daikokutenbussan Co. Ltd.(1)(3)	762	32,099
en Japan, Inc.(1)	578	8,989
Fujitec Co. Ltd.(1)	601	13,858
GMO Financial Gate, Inc.(1)	267	19,015
Jeol Ltd.(1)	571	17,019
Kobe Bussan Co. Ltd.(1)	442	10,375
Lion Corp.(1)	1,434	14,128
Money Forward, Inc.*(1)	631	20,359
Morinaga Milk Industry Co. Ltd.(1)	763	28,775
Nippon Gas Co. Ltd.(1)	1,009	14,948
NOF Corp.(1)	962	38,457
Rohm Co. Ltd.(1)	2,858	54,089
Rohto Pharmaceutical Co. Ltd.(1)	1,314	35,616
SCSK Corp.(1)	1,183	20,635
SG Holdings Co. Ltd.(1)	3,651	46,755
Temairazu, Inc.(1)	202	3,406
Ubicom Holdings, Inc.(1)	352	3,174
		517,200
Mexico - 0.5%
Qualitas Controladora SAB de CV	2,901	21,844

Netherlands - 1.1%
IMCD NV(1)	367	46,334

Spain - 0.5%
Fluidra SA(1)	975	19,826

Sweden - 3.6%
AAK AB(1)	1,713	30,832
Beijer Ref AB(1)	1,339	14,068
Fortnox AB(1)	5,186	27,592
Swedish Orphan Biovitrum AB*(1)	3,557	72,748
		145,240
Switzerland - 6.6%
Alcon, Inc.(1)	1,200	92,764
Baloise Holding AG(1)	256	37,204
Barry Callebaut AG(1)	19	29,762
Belimo Holding AG(1)	61	28,868

Artisan Partners Funds	69

	Shares Held	Value
Switzerland (CONTINUED)
Burckhardt Compression Holding AG(1)	56	$30,528
DSM-Firmenich AG(1)	297	25,106
Inficon Holding AG(1)	8	10,337
Tecan Group AG(1)	44	14,954
		269,523
Thailand - 2.0%
Fabrinet*	496	82,563

United Kingdom - 16.6%
Alphawave IP Group plc*(1)	18,067	25,170
Balfour Beatty plc(1)	8,982	35,045
boohoo Group plc*(1)	13,952	5,376
Britvic plc(1)	2,900	30,772
ConvaTec Group plc(1)(2)	40,219	106,916
Croda International plc(1)	176	10,569
Howden Joinery Group plc(1)	6,963	62,218
Immunocore Holdings plc, ADR*	80	4,143
ITM Power plc*(1)	4,194	3,870
JD Sports Fashion plc(1)	19,044	34,694
JET2 plc(1)	5,486	72,214
Kainos Group plc(1)	1,382	19,339
Moneysupermarket.com Group plc(1)	3,322	9,794
Rotork plc(1)	17,122	65,046
Smiths Group plc(1)	2,057	40,531
Spirax-Sarco Engineering plc(1)	332	38,334
St. James’s Place plc(1)	3,006	30,318
Subsea 7 SA(1)	2,254	31,011
Trainline plc*(1)(2)	10,402	35,233
WH Smith plc(1)	1,065	17,456
		678,049
United States - 15.9%
Agilysys, Inc.*	747	49,394
Akero Therapeutics, Inc.*	192	9,701
Alkermes plc*	1,156	32,389
Avidity Biosciences, Inc.*	1,337	8,527
Axonics, Inc.*	393	22,038
Calix, Inc.*	661	30,278
Chart Industries, Inc.*	80	13,568
CyberArk Software Ltd.*	422	69,184
Envista Holdings Corp.*	741	20,645
Glaukos Corp.*	827	62,211
ImmunoGen, Inc.*	2,299	36,481
Ingersoll Rand, Inc.	773	49,241
Insulet Corp.*	113	18,102
Lantheus Holdings, Inc.*	148	10,261
Legend Biotech Corp., ADR*	320	21,466
Madrigal Pharmaceuticals, Inc.*	172	25,157
Model N, Inc.*	1,565	38,194
Myriad Genetics, Inc.*	1,569	25,162
RxSight, Inc.*	1,499	41,799
STAAR Surgical Co.*	181	7,290
Tarsus Pharmaceuticals, Inc.*	246	4,371
ViewRay, Inc.*	9,051	74
Wolfspeed, Inc.*	1,403	53,444
		648,977
Total common stocks (Cost $3,827,142)		3,991,447

	Shares Held	Value
SHORT-TERM INVESTMENT - 1.1%

INVESTMENT COMPANY - 1.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $45,345)	45,345	$45,345
Total investments - 99.0% (Cost $3,872,487)		4,036,792

Other assets less liabilities - 1.0%		42,936

Total net assets - 100.0%#		$4,079,728

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,573,196, or 63.1% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)  Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the value of these securities was $185,716 or 4.6% of net assets.

(3)  Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$35,733	0.9%
Consumer Discretionary	172,046	4.3
Consumer Staples	307,923	7.6
Energy	82,941	2.1
Financials	186,539	4.6
Health Care	921,744	22.8
Industrials	1,150,230	28.5
Information Technology	986,213	24.4
Materials	107,775	2.7
Real Estate	25,355	0.6
Utilities	14,948	0.4
Short-Term Investment	45,345	1.1
Total investments	$4,036,792	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
BRL	$74,422	1.8%
CAD	242,933	6.0
CHF	244,417	6.1
DKK	275,306	6.8
EUR	627,075	15.6
GBP	642,895	15.9
ILS	33,412	0.8
INR	56,640	1.4
JPY	517,200	12.8
MXN	21,844	0.5
NOK	31,011	0.8
SEK	145,240	3.6
USD	1,124,397	27.9
Total investments	$4,036,792	100.0%

70	Artisan Partners Funds

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	3.7%
ConvaTec Group plc	United Kingdom	2.6
Alcon, Inc.	Switzerland	2.3
Metso Oyj	Finland	2.1
AIXTRON SE	Germany	2.0
Fabrinet	Thailand	2.0
CAE, Inc.	Canada	1.9
Azbil Corp.	Japan	1.8
Swedish Orphan Biovitrum AB	Sweden	1.8
JET2 plc	United Kingdom	1.8
Total		22.0%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 92.7%

Belgium - 1.3%
Groupe Bruxelles Lambert NV(1)	4,803	$357,016

Bermuda - 0.4%
Voussoir RE Ltd. (Preferred Shares)*(1)(2)	1	118,830

Brazil - 0.7%
Telefonica Brasil SA, ADR	21,591	184,604

Canada - 4.0%
Alimentation Couche-Tard, Inc.	11,444	581,188
Suncor Energy, Inc.	15,731	540,974
		1,122,162
China - 4.0%
Alibaba Group Holding Ltd.*(1)	56,258	609,920
Anhui Conch Cement Co. Ltd., Class H(1)	51,355	135,824
Hengan International Group Co. Ltd.(1)	37,890	120,902
Trip.com Group Ltd.*(1)	7,130	251,557
		1,118,203
Finland - 1.4%
Nokia OYJ, ADR	78,055	291,925
Nokia OYJ(1)	27,591	103,768
		395,693
France - 11.6%
Capgemini SE(1)	2,257	391,903
Danone SA(1)	21,762	1,198,996
Safran SA(1)	6,389	999,017
Sodexo SA(1)	5,909	608,501
Sodexo SA (Registered Shares)(1)(3)	737	75,930
		3,274,347
Germany - 3.8%
adidas AG(1)	2,112	371,901
Bayer AG(1)	7,926	380,694
Brenntag SE(1)	748	58,061
Fresenius Medical Care AG & Co. KGaA(1)	6,116	264,149
		1,074,805
India - 3.8%
HCL Technologies Ltd.(1)	60,089	891,385
Indus Towers Ltd.*(1)	70,493	163,020
		1,054,405
Ireland - 2.0%
Ryanair Holdings plc*(1)	1,846	31,029
Ryanair Holdings plc, Equity-Linked Security*(1)(4)(5)	31,071	522,387
		553,416
Japan - 1.8%
Nintendo Co. Ltd.(1)	5,438	226,553
Seven & i Holdings Co. Ltd.(1)	7,408	290,092
		516,645
Mexico - 0.8%
Gruma SAB de CV, Class B	13,385	228,622

Netherlands - 3.5%
Koninklijke Philips NV*(1)	35,503	707,561
Universal Music Group NV(1)	10,883	283,006
		990,567

	Shares Held	Value
South Korea - 7.1%
NAVER Corp.(1)	2,211	$329,901
Samsung Electronics Co. Ltd.(1)	23,110	1,170,886
Samsung Electronics Co. Ltd. (Preference)(1)	12,354	498,757
		1,999,544
Switzerland - 15.8%
ABB Ltd.(1)	28,076	1,003,329
Cie Financiere Richemont SA(1)	4,505	548,857
DSM-Firmenich AG(1)	1,024	86,476
Novartis AG(1)	14,850	1,515,341
UBS Group AG(1)	52,445	1,296,321
		4,450,324
United Kingdom - 16.4%
Associated British Foods plc(1)	16,592	417,028
Berkeley Group Holdings plc(1)(6)	5,947	296,654
CNH Industrial NV(1)	24,620	298,265
Compass Group plc(1)	36,448	887,932
Inchcape plc(1)	6,187	56,953
Liberty Global plc, Class A*	10,800	184,895
Liberty Global plc, Class C*	6,333	117,548
Lloyds Banking Group plc(1)	886,545	477,375
Pearson plc(1)	23,301	246,502
RELX plc (London Stock Exchange)(1)	22,862	771,012
RELX plc (Turquoise Stock Exchange)(1)	1,429	48,238
Unilever plc(1)	16,249	801,865
		4,604,267
United States - 14.3%
Arch Capital Group Ltd.*	17,572	1,400,638
CRH plc(1)	5,117	282,254
Garmin Ltd.	5,564	585,326
Holcim AG(1)	12,063	772,350
Sensata Technologies Holding plc	7,196	272,168
Willis Towers Watson plc	3,436	717,905
		4,030,641
Total common stocks and equity-linked security (Cost $21,503,035)		26,074,091
SHORT-TERM INVESTMENT - 7.0%

INVESTMENT COMPANY - 7.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $1,968,353)	1,968,353	1,968,353
Total investments - 99.7% (Cost $23,471,388)		28,042,444

Other assets less liabilities - 0.3%		98,303

Total net assets - 100.0%#		$28,140,747

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $20,968,298, or 74.5% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)  Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(3)  Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	09/04/2020	$63,852	$75,930	0.3%

72	Artisan Partners Funds

(4)  Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 06/15/2023	$359,097	$522,387	1.9%

(5)  Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)  Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,489,527	5.3%
Consumer Discretionary	4,540,033	16.2
Consumer Staples	3,638,693	13.0
Energy	540,974	1.9
Financials	4,368,085	15.6
Health Care	2,867,745	10.2
Industrials	4,003,506	14.3
Information Technology	3,348,624	11.9
Materials	1,276,904	4.6
Short-Term Investment	1,968,353	7.0
Total investments	$28,042,444	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$1,122,162	4.0%
CHF	5,136,198	18.3
EUR	6,264,511	22.3
GBP	4,237,575	15.1
HKD	1,118,203	4.0
INR	1,054,405	3.8
JPY	516,645	1.8
KRW	1,999,544	7.1
MXN	228,622	0.9
USD	6,364,579	22.7
Total investments	$28,042,444	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	5.9%
Novartis AG	Switzerland	5.4
Arch Capital Group Ltd.	United States	5.0
UBS Group AG	Switzerland	4.6
Danone SA	France	4.3
ABB Ltd.	Switzerland	3.6
Safran SA	France	3.6
HCL Technologies Ltd.	India	3.2
Compass Group plc	United Kingdom	3.2
RELX plc	United Kingdom	2.9
Total		41.7%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	73

ARTISAN MID CAP FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.4%

Banks - 1.1%
NU Holdings Ltd., Class A*(1)	6,591	$47,788

Biotechnology - 10.1%
Argenx SE, ADR*(1)	373	183,273
Ascendis Pharma A/S, ADR*(1)	1,125	105,365
BioNTech SE, ADR*(1)	217	23,571
Exact Sciences Corp.*	1,138	77,662
Halozyme Therapeutics, Inc.*	1,065	40,668
Sarepta Therapeutics, Inc.*	167	20,192
		450,731
Broadline Retail - 1.3%
Etsy, Inc.*	454	29,332
Global-e Online Ltd.*(1)	795	31,596
		60,928
Building Products - 1.2%
Trex Co., Inc.*	844	52,001

Capital Markets - 3.6%
MarketAxess Holdings, Inc.	111	23,748
MSCI, Inc.	125	64,126
Tradeweb Markets, Inc., Class A	908	72,805
		160,679
Communications Equipment - 1.8%
Arista Networks, Inc.*	445	81,930

Construction & Engineering - 0.6%
Quanta Services, Inc.	152	28,414

Consumer Staples Distribution & Retail - 0.9%
BJ’s Wholesale Club Holdings, Inc.*	570	40,663

Distributors - 0.9%
Pool Corp.	110	39,122

Electrical Equipment - 2.1%
Hubbell, Inc.	140	43,944
Rockwell Automation, Inc.	176	50,197
		94,141
Electronic Equipment, Instruments & Components - 1.8%
Jabil, Inc.	368	46,705
Keysight Technologies, Inc.*	248	32,816
		79,521
Entertainment - 4.7%
Liberty Media Corp-Liberty Formula One, Class C*	390	24,284
Live Nation Entertainment, Inc.*	678	56,321
ROBLOX Corp., Class A*	1,115	32,286
Spotify Technology SA*	370	57,238
Take-Two Interactive Software, Inc.*	287	40,356
		210,485
Financial Services - 1.9%
Global Payments, Inc.	731	84,299

Ground Transportation - 1.9%
Saia, Inc.*	219	87,348

	Shares Held	Value
Health Care Equipment & Supplies - 4.0%
Dexcom, Inc.*	817	$76,221
iRhythm Technologies, Inc.*	485	45,682
Shockwave Medical, Inc.*	278	55,441
		177,344
Health Care Providers & Services - 1.0%
agilon health, Inc.*	2,479	44,024

Health Care Technology - 5.3%
Veeva Systems, Inc., Class A*	1,179	239,931

Hotels, Restaurants & Leisure - 4.4%
Chipotle Mexican Grill, Inc.*	82	149,450
Domino’s Pizza, Inc.	60	22,862
Wingstop, Inc.	152	27,306
		199,618
Household Durables - 0.5%
NVR, Inc.*	4	23,096

Insurance - 2.8%
Arthur J Gallagher & Co.	323	73,595
Ryan Specialty Holdings, Inc., Class A*	1,067	51,663
		125,258
IT Services - 1.3%
Shopify, Inc., Class A*(1)	1,052	57,428

Life Sciences Tools & Services - 6.0%
Gerresheimer AG(1)(2)	608	63,889
Repligen Corp.*	420	66,789
West Pharmaceutical Services, Inc.	374	140,155
		270,833
Machinery - 4.6%
Fortive Corp.	1,224	90,737
Ingersoll Rand, Inc.	1,796	114,460
		205,197
Professional Services - 3.4%
Ceridian HCM Holding, Inc.*	977	66,321
Verisk Analytics, Inc.	367	86,807
		153,128
Real Estate Management & Development - 1.5%
CoStar Group, Inc.*	871	66,960

Semiconductors & Semiconductor Equipment - 9.7%
Lattice Semiconductor Corp.*	2,177	187,087
Monolithic Power Systems, Inc.	183	84,460
ON Semiconductor Corp.*	1,742	161,915
		433,462
Software - 16.2%
Atlassian Corp., Class A*	832	167,702
Bentley Systems, Inc., Class B	1,325	66,482
Datadog, Inc., Class A*	557	50,740
HubSpot, Inc.*	333	164,245
Synopsys, Inc.*	299	137,050
Tyler Technologies, Inc.*	235	90,834
Zscaler, Inc.*	301	46,814
		723,867
Specialty Retail - 1.1%
Five Below, Inc.*	313	50,423

74	Artisan Partners Funds

	Shares Held	Value
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp.*	53	$27,320
Lululemon Athletica, Inc.*	157	60,559
		87,879
Trading Companies & Distributors - 0.7%
WESCO International, Inc.	223	32,054
Total common stocks (Cost $2,991,662)		4,408,552
SHORT-TERM INVESTMENT - 0.9%

INVESTMENT COMPANY - 0.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $38,319)	38,319	38,319
Total investments - 99.3% (Cost $3,029,981)		4,446,871

Other assets less liabilities - 0.7%		29,224

Total net assets - 100.0%#		$4,476,095

(1)  The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
BioNTech SE	Germany	USD
Gerresheimer AG	Germany	EUR
Global-e Online Ltd.	Israel	USD
NU Holdings Ltd.	Brazil	USD
Shopify, Inc.	Canada	USD

(2)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $63,889, or 1.4% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$210,485	4.7%
Consumer Discretionary	461,066	10.4
Consumer Staples	40,663	0.9
Financials	418,023	9.4
Health Care	1,182,863	26.6
Industrials	652,283	14.7
Information Technology	1,376,209	30.9
Real Estate	66,960	1.5
Short-Term Investment	38,319	0.9
Total investments	$4,446,871	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$63,889	1.4%
USD	4,382,982	98.6
Total investments	$4,446,871	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Veeva Systems, Inc.	United States	5.3%
Lattice Semiconductor Corp.	United States	4.2
Argenx SE	Netherlands	4.1
Atlassian Corp.	United States	3.7
HubSpot, Inc.	United States	3.7
ON Semiconductor Corp.	United States	3.6
Chipotle Mexican Grill, Inc.	United States	3.3
West Pharmaceutical Services, Inc.	United States	3.1
Synopsys, Inc.	United States	3.1
Ingersoll Rand, Inc.	United States	2.6
Total		36.7%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	75

ARTISAN MID CAP VALUE FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.3%

Aerospace & Defense - 2.0%
CAE, Inc.*(1)	979	$22,861

Air Freight & Logistics - 2.0%
Expeditors International of Washington, Inc.	203	23,246

Automobile Components - 3.6%
BorgWarner, Inc.	382	15,436
Gentex Corp.	799	25,991
		41,427
Banks - 11.5%
Comerica, Inc.	212	8,807
Fifth Third Bancorp	909	23,023
First Citizens BancShares, Inc., Class A	39	54,404
M&T Bank Corp.	210	26,583
Washington Federal, Inc.	740	18,961
		131,778
Capital Markets - 1.9%
Moelis & Co., Class A	488	22,032

Consumer Staples Distribution & Retail - 4.4%
Dollar General Corp.	114	12,076
Kroger Co. (The)	501	22,403
Sysco Corp.	233	15,396
		49,875
Diversified Consumer Services - 1.6%
H&R Block, Inc.	434	18,705

Electric Utilities - 2.2%
OGE Energy Corp.	773	25,752

Electrical Equipment - 2.2%
nVent Electric plc	474	25,109

Electronic Equipment, Instruments & Components - 3.1%
Vontier Corp.	1,146	35,447

Energy Equipment & Services - 2.9%
NOV, Inc.	1,611	33,663

Entertainment - 3.3%
Electronic Arts, Inc.	165	19,813
Warner Bros Discovery, Inc.*	1,711	18,582
		38,395
Financial Services - 2.1%
Corebridge Financial, Inc.	1,220	24,087

Food Products - 2.0%
Tyson Foods, Inc., Class A	455	22,949

Ground Transportation - 3.1%
U-Haul Holding Co., Series N	613	32,133
U-Haul Holding Co.*	68	3,719
		35,852

	Shares Held	Value
Health Care Equipment & Supplies - 4.4%
Baxter International, Inc.	575	$21,706
Dentsply Sirona, Inc.	852	29,098
		50,804
Health Care Providers & Services - 2.4%
Centene Corp.*	395	27,180

Hotels, Restaurants & Leisure - 7.1%
Expedia Group, Inc.*	250	25,786
Marriott International, Inc., Class A	175	34,435
Vail Resorts, Inc.	96	21,199
		81,420
Insurance - 7.7%
Arch Capital Group Ltd.*	491	39,137
Globe Life, Inc.	315	34,242
Progressive Corp. (The)	106	14,744
		88,123
Interactive Media & Services - 1.9%
IAC, Inc.*	423	21,327

Life Sciences Tools & Services - 3.4%
Bio-Rad Laboratories, Inc., Class A*	48	17,277
Waters Corp.*	80	22,039
		39,316
Machinery - 1.8%
Otis Worldwide Corp.	250	20,087

Media - 5.8%
Cable One, Inc.	35	21,434
News Corp., Class A	1,292	25,911
Omnicom Group, Inc.	255	18,995
		66,340

Real Estate Management & Development - 1.1%
Jones Lang LaSalle, Inc.*	91	12,792

Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	249	43,570

Software - 2.1%
Check Point Software Technologies Ltd.*(1)	181	24,112

Specialized REITs - 3.9%
Lamar Advertising Co., Class A	311	26,001
Public Storage	69	18,304
		44,305
Specialty Retail - 1.7%
AutoNation, Inc.*	128	19,443
GNC Holdings, Inc. (escrow shares)*(2)(3)	220	—
		19,443
Technology Hardware, Storage & Peripherals - 1.7%
NetApp, Inc.	250	18,945

Trading Companies & Distributors - 1.6%
Air Lease Corp., Class A	478	18,844
Total common stocks (Cost $748,002)		1,127,786

76	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENT - 0.7%

INVESTMENT COMPANY - 0.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $7,994)	7,994	$7,994
Total investments - 99.0% (Cost $755,996)		1,135,780

Other assets less liabilities - 1.0%		11,107

Total net assets - 100.0%#		$1,146,887

(1)  The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
CAE, Inc.	Canada	USD
Check Point Software Technologies Ltd.	Israel	USD

(2)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(3)  Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$126,061	11.1%
Consumer Discretionary	160,995	14.2
Consumer Staples	72,825	6.4
Energy	33,663	3.0
Financials	266,019	23.4
Health Care	117,300	10.3
Industrials	146,000	12.9
Information Technology	122,074	10.7
Real Estate	57,097	5.0
Utilities	25,752	2.3
Short-Term Investment	7,994	0.7
Total investments	$1,135,780	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
First Citizens BancShares, Inc.	United States	4.7%
Analog Devices, Inc.	United States	3.8
Arch Capital Group Ltd.	United States	3.4
U-Haul Holding Co.	United States	3.1
Vontier Corp.	United States	3.1
Marriott International, Inc.	United States	3.0
Globe Life, Inc.	United States	3.0
NOV, Inc.	United States	2.9
Dentsply Sirona, Inc.	United States	2.5
Centene Corp.	United States	2.4
Total		31.9%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	77

ARTISAN SELECT EQUITY FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.1%

Automobiles - 4.1%
Harley-Davidson, Inc.	46	$1,510

Banks - 2.9%
Citigroup, Inc.	26	1,087

Broadline Retail - 4.3%
Alibaba Group Holding Ltd., ADR*(1)	18	1,598

Capital Markets - 7.4%
Bank of New York Mellon Corp. (The)	37	1,595
Charles Schwab Corp. (The)	21	1,126
		2,721
Chemicals - 3.8%
Axalta Coating Systems Ltd.*	53	1,416

Construction Materials - 5.0%
Heidelberg Materials AG(1)(2)	24	1,850

Consumer Finance - 4.7%
American Express Co.	12	1,756

Financial Services - 6.1%
Berkshire Hathaway, Inc., Class B*	6	2,248

Food Products - 4.8%
Danone SA(1)(2)	32	1,775

Health Care Equipment & Supplies - 2.2%
Dentsply Sirona, Inc.	24	809

Health Care Providers & Services - 9.0%
Elevance Health, Inc.	5	2,093
Henry Schein, Inc.*	17	1,241
		3,334
Hotels, Restaurants & Leisure - 6.4%
Aramark	43	1,495
Expedia Group, Inc.*	9	888
		2,383
Insurance - 8.5%
Marsh & McLennan Cos., Inc.	6	1,180
Progressive Corp. (The)	14	1,956
		3,136
Interactive Media & Services - 10.4%
Alphabet, Inc., Class A*	16	2,113
Meta Platforms, Inc., Class A*	6	1,754
		3,867
Passenger Airlines - 2.0%
Southwest Airlines Co.	27	744

Semiconductors & Semiconductor Equipment - 3.2%
Lam Research Corp.	2	1,168

Technology Hardware, Storage & Peripherals - 5.3%
Samsung Electronics Co. Ltd.(1)(2)	38	1,947
Total common stocks (Cost $29,918)		33,349

	Shares Held	Value
SHORT-TERM INVESTMENT - 9.3%

INVESTMENT COMPANY - 9.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $3,431)	3,431	$3,431
Total investments - 99.4% (Cost $33,349)		36,780

Other assets less liabilities - 0.6%		223

Total net assets - 100.0%#		$37,003

(1)  The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	USD
Danone SA	France	EUR
Heidelberg Materials AG	Germany	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $5,572, or 15.1% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$3,867	10.5%
Consumer Discretionary	5,492	14.9
Consumer Staples	1,775	4.8
Financials	10,947	29.8
Health Care	4,143	11.3
Industrials	744	2.0
Information Technology	3,115	8.5
Materials	3,266	8.9
Short-Term Investment	3,431	9.3
Total investments	$36,780	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$3,625	9.9%
KRW	1,947	5.3
USD	31,208	84.8
Total investments	$36,780	100.0%

78	Artisan Partners Funds

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway, Inc.	United States	6.1%
Alphabet, Inc.	United States	5.7
Elevance Health, Inc.	United States	5.7
Progressive Corp. (The)	United States	5.3
Samsung Electronics Co. Ltd.	South Korea	5.3
Heidelberg Materials AG	Germany	5.0
Danone SA	France	4.8
American Express Co.	United States	4.7
Meta Platforms, Inc.	United States	4.7
Alibaba Group Holding Ltd.	China	4.3
Total		51.6%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	79

ARTISAN SMALL CAP FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.4%

Biotechnology - 23.0%
Argenx SE, ADR*(1)	218	$107,169
Ascendis Pharma A/S, ADR*(1)	623	58,300
Avid Bioservices, Inc.*	891	8,408
Denali Therapeutics, Inc.*	216	4,450
Exact Sciences Corp.*	424	28,894
Halozyme Therapeutics, Inc.*	2,475	94,544
Iovance Biotherapeutics, Inc.*	2,692	12,248
Twist Bioscience Corp.*	938	19,002
Veracyte, Inc.*	1,804	40,281
		373,296
Broadline Retail - 1.3%
Etsy, Inc.*	168	10,831
Global-e Online Ltd.*(1)	255	10,122
		20,953
Building Products - 2.4%
Advanced Drainage Systems, Inc.	76	8,646
Trex Co., Inc.*	494	30,441
		39,087
Capital Markets - 1.3%
MarketAxess Holdings, Inc.	100	21,297

Construction & Engineering - 3.1%
Valmont Industries, Inc.	209	50,228

Diversified Consumer Services - 1.3%
Duolingo, Inc.*	125	20,813

Electrical Equipment - 1.0%
Shoals Technologies Group, Inc., Class A*	883	16,121

Electronic Equipment, Instruments & Components - 3.1%
Novanta, Inc.*	357	51,201

Financial Services - 0.4%
Shift4 Payments, Inc., Class A*	117	6,490

Food Products - 0.7%
Freshpet, Inc.*	168	11,081

Ground Transportation - 2.0%
Saia, Inc.*	82	32,592

Health Care Equipment & Supplies - 5.8%
iRhythm Technologies, Inc.*	242	22,849
Penumbra, Inc.*	54	12,965
Shockwave Medical, Inc.*	292	58,087
		93,901
Hotels, Restaurants & Leisure - 4.7%
Cava Group, Inc.*	133	4,071
Papa John’s International, Inc.	167	11,401
Wingstop, Inc.	334	60,148
		75,620
Life Sciences Tools & Services - 2.5%
Repligen Corp.*	210	33,346
Stevanato Group SpA(1)	262	7,778
		41,124

	Shares Held	Value
Machinery - 2.6%
John Bean Technologies Corp.	77	$8,072
Kornit Digital Ltd.*(1)	233	4,405
SPX Technologies, Inc.*	376	30,605
		43,082
Professional Services - 3.3%
Ceridian HCM Holding, Inc.*	557	37,805
Paycor HCM, Inc.*	666	15,216
		53,021
Semiconductors & Semiconductor Equipment - 16.7%
Allegro MicroSystems, Inc.*(1)	872	27,844
Ambarella, Inc.*	128	6,772
Lattice Semiconductor Corp.*	1,525	131,005
MACOM Technology Solutions Holdings, Inc.*	430	35,071
Monolithic Power Systems, Inc.	136	62,656
Rambus, Inc.*	150	8,347
		271,695
Software - 20.5%
Bentley Systems, Inc., Class B	701	35,184
Blackline, Inc.*	475	26,353
CCC Intelligent Solutions Holdings, Inc.*	680	9,074
Clearwater Analytics Holdings, Inc., Class A*	1,216	23,513
DoubleVerify Holdings, Inc.*	797	22,267
Guidewire Software, Inc.*	710	63,902
HashiCorp, Inc., Class A*	432	9,858
Model N, Inc.*	414	10,108
Olo, Inc., Class A*	1,073	6,502
Procore Technologies, Inc.*	193	12,599
Smartsheet, Inc., Class A*	209	8,453
Sprout Social, Inc., Class A*	207	10,301
Tyler Technologies, Inc.*	111	42,713
Workiva, Inc., Class A*	508	51,496
		332,323
Specialty Retail - 2.4%
Five Below, Inc.*	108	17,326
Floor & Decor Holdings, Inc., Class A*	247	22,395
		39,721
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	105	9,304

Trading Companies & Distributors - 0.7%
WESCO International, Inc.	82	11,838
Total common stocks (Cost $1,153,894)		1,614,788

Total investments - 99.4% (Cost $1,153,894)		1,614,788

Other assets less liabilities - 0.6%		9,873

Total net assets - 100.0%#		$1,624,661

(1)  The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Allegro MicroSystems, Inc.	Japan	USD
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Global-e Online Ltd.	Israel	USD
Kornit Digital Ltd.	Israel	USD
Stevanato Group SpA	Italy	USD

80	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$166,410	10.3%
Consumer Staples	11,081	0.7
Financials	27,786	1.7
Health Care	508,322	31.5
Industrials	245,970	15.2
Information Technology	655,219	40.6
Total investments	$1,614,788	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lattice Semiconductor Corp.	United States	8.1%
Argenx SE	Netherlands	6.6
Halozyme Therapeutics, Inc.	United States	5.8
Guidewire Software, Inc.	United States	3.9
Monolithic Power Systems, Inc.	United States	3.9
Wingstop, Inc.	United States	3.7
Ascendis Pharma A/S	Denmark	3.6
Shockwave Medical, Inc.	United States	3.6
Workiva, Inc.	United States	3.2
Novanta, Inc.	United States	3.1
Total		45.5%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	81

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.8%

Brazil - 10.3%
GPS Participacoes e Empreendimentos SA(1)	625	$2,139
Itau Unibanco Holding SA (Preference)	424	2,293
Lojas Renner SA	251	669
MercadoLibre, Inc.*	2	2,887
Vale SA	137	1,841
		9,829
Chile - 1.9%
Empresa Nacional de Telecomunicaciones SA	232	779
Vina Concha y Toro SA	907	1,009
		1,788
China - 21.9%
Alibaba Group Holding Ltd.*(2)	346	3,748
Baidu, Inc., Class A*(2)	85	1,436
China Traditional Chinese Medicine Holdings Co. Ltd.(2)	5,417	2,522
Estun Automation Co. Ltd., Class A(2)	787	2,379
Kingsoft Cloud Holdings Ltd., ADR*(6)	75	368
NIO, Inc., ADR*	67	601
Noah Holdings Ltd., ADR	28	345
Prosus NV*(2)	75	2,211
Trip.com Group Ltd.*(2)	38	1,336
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A(2)	258	896
Wuxi Biologics Cayman, Inc.*(2)(3)	379	2,223
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)(3)	1,086	454
Zhuzhou CRRC Times Electric Co. Ltd., Class H(2)	689	2,383
		20,902
Greece - 2.3%
Alpha Services and Holdings SA*(2)	580	770
Mytilineos SA(2)	39	1,429
		2,199
Hong Kong - 1.5%
AIA Group Ltd.(2)	180	1,455

India - 10.4%
Havells India Ltd.(2)	110	1,822
ICICI Bank Ltd.(2)	292	3,341
Infosys Ltd.(2)	114	1,966
Jio Financial Services Ltd.*(2)	170	473
Reliance Industries Ltd.(2)	83	2,319
		9,921
Indonesia - 2.3%
Bank Rakyat Indonesia Persero Tbk. PT(2)	4,258	1,439
Indofood CBP Sukses Makmur Tbk. PT(2)	1,106	792
		2,231
Kazakhstan - 2.4%
Kaspi.KZ JSC, GDR(2)(3)	24	2,314

Malaysia - 1.4%
Frontken Corp. Bhd.(2)	1,046	700
MR DIY Group M Bhd.(2)(3)	2,089	672
		1,372
Mexico - 3.8%
Cemex SAB de CV*	1,632	1,063
Gentera SAB de CV	1,252	1,469
Vista Energy SAB de CV, ADR*	35	1,078
		3,610
Peru - 1.5%
Credicorp Ltd.	11	1,437

	Shares Held	Value
Poland - 1.2%
InPost SA*(2)	101	$1,168

Romania - 1.4%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA*(2)	51	1,309

Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR*(2)(4)(5)	39	—
Sberbank of Russia PJSC(2)(4)(5)	265	—
		—
Singapore - 0.3%
Sea Ltd., ADR*	7	316

South Africa - 3.1%
FirstRand Ltd.(2)	423	1,426
MTN Group Ltd.(2)	249	1,481
		2,907
South Korea - 11.9%
HYBE Co. Ltd.*(2)	7	1,301
LG Energy Solution Ltd.*(2)	3	947
Samsung Biologics Co. Ltd.*(2)(3)	3	1,403
Samsung Electronics Co. Ltd.(2)	133	6,763
Shinhan Financial Group Co. Ltd.(2)	34	902
		11,316
Taiwan - 13.9%
E Ink Holdings, Inc.(2)	452	2,530
MediaTek, Inc.(2)	103	2,349
Taiwan Semiconductor Manufacturing Co. Ltd.(2)	519	8,417
		13,296
Thailand - 0.8%
Bangkok Bank PCL(2)	166	764

United Arab Emirates - 1.1%
ADNOC Logistics & Services*(2)	1,019	1,013

United States - 1.1%
Globant SA*	5	1,053

Vietnam - 1.3%
Vietnam Technological & Commercial Joint Stock Bank*(2)	879	1,216
Total common stocks (Cost $81,762)		91,416
SHORT-TERM INVESTMENT - 3.7%

INVESTMENT COMPANY - 3.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23%(7) (Cost $3,578)	3,578	3,578
Total investments - 99.5% (Cost $85,340)		94,994

Other assets less liabilities - 0.5%		508

Total net assets - 100.0%#		$95,502

(1)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $72,069, or 75.5% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

82	Artisan Partners Funds

(3)  Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2023, the value of these securities was $7,066 or 7.4% of net assets.

(4)  Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(5)  Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	09/25/2013 - 12/23/2021	$737	$–	0.0%
Sberbank of Russia PJSC	01/08/2019 - 03/25/2020	772	–	0.0%

(6)  All or a portion of security is on loan at September 30, 2023.

(7)  Security is partially used as collateral for securities lending. At September 30, 2023, the Fund had loaned securities with a total value of $349. This was collateralized by cash of $354 which was subsequently invested in an investment company.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$5,313	5.6%
Consumer Discretionary	12,578	13.2
Consumer Staples	1,801	1.9
Energy	4,410	4.6
Financials	19,644	20.7
Health Care	6,148	6.5
Industrials	12,967	13.7
Information Technology	24,342	25.6
Materials	2,904	3.1
Utilities	1,309	1.4
Short-Term Investment	3,578	3.7
Total investments	$94,994	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AED	$1,013	1.1%
BRL	6,942	7.3
CLP	1,788	1.9
CNY	3,275	3.4
EUR	5,578	5.9
HKD	15,557	16.4
IDR	2,231	2.3
INR	9,921	10.4
KRW	11,316	11.9
MXN	2,532	2.7
MYR	1,372	1.4
RON	1,309	1.4
THB	764	0.8
TWD	13,296	14.0
USD	13,977	14.7
VND	1,216	1.3
ZAR	2,907	3.1
Total investments	$94,994	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	8.8%
Samsung Electronics Co. Ltd.	South Korea	7.1
Alibaba Group Holding Ltd.	China	3.9
ICICI Bank Ltd.	India	3.5
MercadoLibre, Inc.	Brazil	3.0
E Ink Holdings, Inc.	Taiwan	2.6
China Traditional Chinese Medicine Holdings Co. Ltd.	China	2.6
Zhuzhou CRRC Times Electric Co. Ltd.	China	2.5
Estun Automation Co. Ltd.	China	2.5
MediaTek, Inc.	Taiwan	2.5
Total		39.0%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	83

ARTISAN VALUE FUND

Schedule of Investments — September 30, 2023

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.8%

Aerospace & Defense - 7.0%
Airbus SE(1)(2)	61	$8,135
Northrop Grumman Corp.	10	4,544
Safran SA(1)(2)	52	8,090
		20,769
Air Freight & Logistics - 3.8%
FedEx Corp.	43	11,327

Banks - 7.5%
Bank of America Corp.	253	6,936
PNC Financial Services Group, Inc. (The)	59	7,216
US Bancorp	245	8,113
		22,265
Beverages - 2.8%
Heineken Holding NV(1)(2)	110	8,275

Capital Markets - 6.8%
CME Group, Inc.	38	7,580
Goldman Sachs Group, Inc. (The)	18	5,897
Morgan Stanley	82	6,659
		20,136

Consumer Staples Distribution & Retail - 1.6%
Dollar General Corp.	43	4,578

Energy Equipment & Services - 3.5%
Schlumberger NV	176	10,235

Entertainment - 7.0%
Electronic Arts, Inc.	43	5,207
Netflix, Inc.*	19	7,139
Walt Disney Co. (The)*	57	4,619
Warner Bros Discovery, Inc.*	355	3,853
		20,818
Financial Services - 6.9%
Berkshire Hathaway, Inc., Class B*	17	5,881
Fiserv, Inc.*	55	6,269
Visa, Inc., Class A	36	8,220
		20,370
Health Care Equipment & Supplies - 6.3%
Baxter International, Inc.	172	6,491
Koninklijke Philips NV*(1)(2)	253	5,043
Medtronic plc	92	7,192
		18,726
Health Care Providers & Services - 2.7%
Cigna Group (The)	28	7,950

Hotels, Restaurants & Leisure - 8.1%
Booking Holdings, Inc.*	2	7,630
Compass Group plc(1)(2)	330	8,035
Marriott International, Inc., Class A	42	8,331
		23,996
Insurance - 3.7%
Arch Capital Group Ltd.*	137	10,894

	Shares Held	Value
Interactive Media & Services - 9.0%
Alphabet, Inc., Class C*	101	$13,364
Meta Platforms, Inc., Class A*	44	13,280
		26,644
Media - 3.6%
Comcast Corp., Class A	242	10,715

Oil, Gas & Consumable Fuels - 3.3%
EOG Resources, Inc.	76	9,661

Pharmaceuticals - 1.9%
Merck & Co., Inc.	53	5,487

Semiconductors & Semiconductor Equipment - 1.5%
NXP Semiconductors NV(1)	23	4,512

Specialty Retail - 1.4%
AutoNation, Inc.*	26	3,991

Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co. Ltd. (Preference)(1)(2)	157	6,328

Tobacco - 4.7%
Altria Group, Inc.	148	6,237
Philip Morris International, Inc.	82	7,635
		13,872
Trading Companies & Distributors - 1.6%
Air Lease Corp., Class A	123	4,867
Total common stocks (Cost $204,327)		286,416
SHORT-TERM INVESTMENT - 2.2%

INVESTMENT COMPANY - 2.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $6,399)	6,399	6,399
Total investments - 99.0% (Cost $210,726)		292,815

Other assets less liabilities - 1.0%		2,887

Total net assets - 100.0%#		$295,702

(1)  The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	China	USD
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $43,906, or 14.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

84	Artisan Partners Funds

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$58,176	19.9%
Consumer Discretionary	27,987	9.5
Consumer Staples	26,725	9.1
Energy	19,896	6.8
Financials	73,665	25.2
Health Care	32,163	11.0
Industrials	36,964	12.6
Information Technology	10,840	3.7
Short-Term Investment	6,399	2.2
Total investments	$292,815	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$29,543	10.1%
GBP	8,035	2.7
KRW	6,328	2.2
USD	248,909	85.0
Total investments	$292,815	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	4.5%
Meta Platforms, Inc.	United States	4.5
FedEx Corp.	United States	3.8
Arch Capital Group Ltd.	United States	3.7
Comcast Corp.	United States	3.6
Schlumberger NV	United States	3.5
EOG Resources, Inc.	United States	3.3
Marriott International, Inc.	United States	2.8
Heineken Holding NV	Netherlands	2.8
Visa, Inc.	United States	2.8
Total		35.3%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	85

ARTISAN VALUE INCOME FUND

Schedule of Investments — September 30, 2023

Principal amount, shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 85.3%

Aerospace & Defense - 3.3%
Airbus SE(1)(2)	1	$162
Safran SA(1)(2)	1	201
		363
Banks - 10.8%
Bank of America Corp.	8	206
Comerica, Inc.	2	75
Fifth Third Bancorp	6	141
M&T Bank Corp.	2	198
PNC Financial Services Group, Inc. (The)	2	197
US Bancorp	6	211
Washington Federal, Inc.	7	173
		1,201
Beverages - 4.6%
Coca-Cola Co. (The)	4	207
Heineken Holding NV(1)(2)	4	299
		506
Capital Markets - 5.5%
CME Group, Inc.	1	276
Moelis & Co., Class A	3	156
Morgan Stanley	2	175
		607
Consumer Staples Distribution & Retail - 1.2%
Sysco Corp.	2	134

Diversified Consumer Services - 1.8%
H&R Block, Inc.(3)	5	206

Electric Utilities - 7.0%
IDACORP, Inc.	2	159
OGE Energy Corp.	7	235
Portland General Electric Co.(3)	4	155
PPL Corp.	9	224
		773
Electrical Equipment - 2.4%
nVent Electric plc	5	266

Financial Services - 4.2%
Corebridge Financial, Inc.	12	233
Visa, Inc., Class A	1	229
		462
Food Products - 2.0%
Tyson Foods, Inc., Class A	4	227

Gas Utilities - 1.7%
Atmos Energy Corp.	2	189

Health Care Equipment & Supplies - 6.1%
Baxter International, Inc.	6	222
Koninklijke Philips NV*(1)(2)	8	154
Medtronic plc	4	305
		681
Health Care REITs - 1.2%
Universal Health Realty Income Trust	3	130

	Shares Held		Value
Hotels, Restaurants & Leisure - 3.8%
Compass Group plc(1)(2)	9		$227
Vail Resorts, Inc.	1		192
			419
Machinery - 2.3%
Otis Worldwide Corp.	3		260

Media - 7.1%
Cable One, Inc.	—	^	178
Comcast Corp., Class A	9		418
Omnicom Group, Inc.	3		188
			784
Oil, Gas & Consumable Fuels - 2.9%
EOG Resources, Inc.	3		326

Pharmaceuticals - 1.7%
Merck & Co., Inc.	2		187

Specialized REITs - 5.2%
Lamar Advertising Co., Class A	4		341
Public Storage	1		236
			577
Technology Hardware, Storage & Peripherals - 4.1%
NetApp, Inc.	3		221
Samsung Electronics Co. Ltd. (Preference)(1)(2)	6		237
			458
Tobacco - 6.4%
Altria Group, Inc.	8		345
Philip Morris International, Inc.	4		361
			706
Total common stocks (Cost $10,181)			9,462
	Principal Amount
CORPORATE BONDS - 8.8%

Aerospace & Defense - 2.4%
Boeing Co. (The)
1.43%, 2/4/2024	$266		262

Banks - 2.3%
M&T Bank Corp.
Series E, (SOFR + 3.87%), 6.45%, 2/15/2024(4)(5)	121		117
Wells Fargo & Co.
Series S, 5.90%, 6/15/2024(4)	146		143
			260
Broadline Retail - 1.4%
ANGI Group LLC
3.88%, 8/15/2028(6)	196		153

Media - 1.0%
Cable One, Inc.
4.00%, 11/15/2030(6)	150		114

Trading Companies & Distributors - 1.7%
Air Lease Corp.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 4.13%, 12/15/2026(4)(5)	249		185
Total corporate bonds (Cost $997)			974

86	Artisan Partners Funds

	Principal Amount	Value
CONVERTIBLE BONDS - 2.7%

Media - 1.2%
Cable One, Inc.
Zero Coupon, 3/15/2026	$91	$74
1.13%, 3/15/2028	83	62
		136
Mortgage Real Estate Investment Trusts (REITs) - 1.5%
Redwood Trust, Inc.
7.75%, 6/15/2027	185	166
Total convertible bonds (Cost $322)		302
	Shares Held
SHORT-TERM INVESTMENT - 2.5%

INVESTMENT COMPANY - 2.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.23% (Cost $275)	275	275
Total investments - 99.3% (Cost $11,775)		11,013

Written Option Contracts - 0.0%^ (Premiums received $(6))		(4)

Other assets less liabilities - 0.7%		77

Total net assets - 100.0%#		$11,086

(1)  The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Koninklijke Philips NV	Netherlands	EUR
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,280, or 11.5% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(3)  At September 30, 2023, all or a portion of this security was pledged to cover collateral requirements for written options.

(4)  Perpetual security. The rate reflected was the rate in effect on September 30, 2023. The maturity date reflects the next call date.

(5)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.

(6)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

WRITTEN OPTION CONTRACTS

Dollar values in thousands except exercise price

Call Options
Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums Paid/(Received) by Fund	Market Value	Unrealized Appreciation
2	Airbus SE	EUR140.00	$25	12/15/23	$(1)	$—^	$1
1	Compass Group plc	GBP21.00	24	12/15/23	(1)	—^	1
1	Compass Group plc	GBP22.00	24	06/21/24	(1)	(1)	—^
5	nVent Electric plc	$50.00	26	11/17/23	(2)	(2)	—^
1	Safran SA	EUR150.00	16	12/15/23	(1)	(1)	—^
Total written option contracts					$(6)	$(4)	$2

Artisan Partners Funds	87

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,034	9.4%
Consumer Discretionary	777	7.1
Consumer Staples	1,572	14.2
Energy	326	3.0
Financials	2,696	24.5
Health Care	868	7.9
Industrials	1,336	12.1
Information Technology	459	4.2
Real Estate	707	6.4
Utilities	963	8.7
Short-Term Investment	275	2.5
Total investments	$11,013	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$816	7.4%
GBP	227	2.1
KRW	238	2.2
USD	9,732	88.3
Total investments	$11,013	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Cable One, Inc.	United States	3.9%
Comcast Corp.	United States	3.8
Philip Morris International, Inc.	United States	3.3
Altria Group, Inc.	United States	3.1
Lamar Advertising Co.	United States	3.1
EOG Resources, Inc.	United States	2.9
M&T Bank Corp.	United States	2.8
Medtronic plc	United States	2.8
Heineken Holding NV	Netherlands	2.7
CME Group, Inc.	United States	2.5
Total		30.9%

Definitions of abbreviations and footnotes are detailed on page 32-33.

The accompanying notes are an integral part of the financial statements.

88	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2023

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	DEVELOPING WORLD	EMERGING MARKETS DEBT OPPORTUNITIES*		FLOATING RATE		FOCUS
ASSETS:
Investments in securities, unaffiliated, at value	$2,759,130	$30,171		$44,531		$914,438
Short-term investments, at value	19,650	3,770		8,685		5,876
Total investments	2,778,780	33,941		53,216		920,314
Cash	23,497	158		674		10,361
Cash pledged for centrally cleared swap contracts	—	423		—		—
Deposits with broker for forward contracts	—	1,066		—		—
Deposits with broker for futures contracts	—	225		—		—
Foreign currency	536	—		—		—	(1)
Unrealized appreciation on foreign currency forward contracts	—	220		—		1,873
Receivable from investments sold	12,941	318		1,774		35,697
Receivable from fund shares sold	1,639	1,089		55		401
Swaps contracts, at value	—	—	(1)	—		—
Receivable for variation margin on centrally cleared swap contracts	—	252		—		—
Dividends and interest receivable	1,369	692		374		463
Other assets	384	7		6		114
Total assets	2,819,146	38,391		56,099		969,223
LIABILITIES:
Written options, at value	—	—		—		233	(2)
Short positions in securities, at value	—	264		—		—
Unrealized depreciation on unfunded loan commitments	—	—		—	(1)	—
Unrealized depreciation on foreign currency forward contracts	1	489		—		159
Dividends payable	—	—		—	(1)	—
Payable for investments purchased	4,153	1,004		3,700		45,316
Payable for fund shares redeemed	4,393	2		134		1,193
Payable for variation margin on futures contracts	—	24		—		—
Foreign currency overdraft payable	—	190		—		—
Payable for operating expenses	575	100		87		281
Payable for management fees	312	4		8		102
Payable for deferred director’s compensation	364	5		5		103
Total liabilities	9,798	2,082		3,934		47,387
Total net assets	$2,809,348	$36,309		$52,165		$921,836
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$3,033,115	$36,082		$53,710		$925,546
Total distributable earnings (loss)	(223,767)	227		(1,545)		(3,710)
Total net assets	$2,809,348	$36,309		$52,165		$921,836
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$281,835	$2,646		$5,590		$47,959
Advisor Shares	$1,318,082	$9,466		$18,031		$517,439
Institutional Shares	$1,209,431	$24,197		$28,544		$356,438
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	18,994,806	260,878		577,329		2,918,506
Advisor Shares	87,971,655	933,798		1,862,874		31,323,895
Institutional Shares	80,234,608	2,384,953		2,949,478		21,518,370
Net asset value per share
Investor Shares	$14.84	$10.14		$9.68		$16.43
Advisor Shares	$14.98	$10.14		$9.68		$16.52
Institutional Shares	$15.07	$10.15		$9.68		$16.56
Cost of total investments	$2,085,293	$34,586		$54,218		$867,838
Cost of foreign currency held	$530	$(190)		$—		$—(1)
Proceeds from short positions in securities	$—	$270		$—		$—

*   Consolidated Statement

(1)  Amount rounds to less than $1

(2)  Written options, premiums received $238

Artisan Partners Funds	89

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Statements of Assets and Liabilities — September 30, 2023 (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL DISCOVERY	GLOBAL EQUITY		GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED*
ASSETS:
Investments in securities, unaffiliated, at value	$210,690	$180,613		$2,527,259	$32,411
Short-term investments, at value	7,197	2,022		51,192	14,487
Total investments	217,887	182,635		2,578,451	46,898
Cash	1,927	1,477		21,344	151
Cash pledged for centrally cleared swap contracts	—	—		—	1,724
Deposits with broker for forward contracts	—	—		—	1,785
Deposits with broker for futures contracts	—	—		—	290
Foreign currency	164	409		3,489	330
Unrealized appreciation on foreign currency forward contracts	—	—		—	280
Security lending income receivable	—	2		—	—
Receivable from investments sold	—	1,634		15,766	—
Receivable from fund shares sold	1	2		1,398	1,297
Swaps contracts, at value	—	—		—	14
Dividends and interest receivable	147	661		2,661	630
Other assets	21	23		352	5
Total assets	220,147	186,843		2,623,461	53,404
LIABILITIES:
Swap contracts, at value	—	—		—	—	(1)
Short positions in securities, at value	—	—		—	4,304
Unrealized depreciation on foreign currency forward contracts	—	—		—	395
Payable for investments purchased	259	618		3,652	1,183
Payable for fund shares redeemed	166	—	(1)	1,549	—
Payable for variation margin on futures contracts	—	—		—	107
Payable for variation margin on centrally cleared swap contracts	—	—		—	30
Payable for operating expenses	103	121		531	109
Payable for management fees	29	19		253	—	(1)
Payable for deferred director’s compensation	19	23		331	5
Total liabilities	576	781		6,316	6,133
Total net assets	$219,571	$186,062		$2,617,145	$47,271
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$207,403	$188,258		$1,799,459	$47,210
Total distributable earnings (loss)	12,168	(2,196)		817,686	61
Total net assets	$219,571	$186,062		$2,617,145	$47,271
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$32,117	$66,468		$680,672	$1,064
Advisor Shares	$17,886	$4,462		$466,663	$22,848
Institutional Shares	$169,568	$115,132		$1,469,810	$23,359
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	1,942,446	4,033,115		24,298,936	105,994
Advisor Shares	1,078,499	270,602		16,468,885	2,274,129
Institutional Shares	10,163,634	6,881,663		51,061,783	2,325,395
Net asset value per share
Investor Shares	$16.53	$16.48		$28.01	$10.04
Advisor Shares	$16.58	$16.49		$28.34	$10.05
Institutional Shares	$16.68	$16.73		$28.78	$10.05
Cost of total investments	$171,364	$176,844		$1,773,775	$47,645
Cost of foreign currency held	$159	$430		$3,489	$339
Proceeds from short positions in securities	$—	$—		$—	$4,393

* Consolidated statement

(1) Amount rounds to less than $1

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2023 (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL EXPLORER
ASSETS:
Investments in securities, unaffiliated, at value	$1,889,180	$6,335,607	$4,571,932	$65,144
Short-term investments, at value	128,833	709,789	242,809	9,883
Total investments	2,018,013	7,045,396	4,814,741	75,027
Cash	15,479	57,010	41,152	340
Foreign currency	3,018	—	12,524	319
Receivable from investments sold	7,015	52,234	26,922	—
Receivable from fund shares sold	2,480	16,619	1,828	45
Dividends and interest receivable	6,562	114,155	24,308	140
Other assets	244	461	916	5
Total assets	2,052,811	7,285,875	4,922,391	75,876
LIABILITIES:
Unrealized depreciation on unfunded loan commitments	—	9	—	—
Unrealized depreciation on foreign currency forward contracts	—	26	—	—
Dividends payable	—	13,139	—	—
Payable for investments purchased	—	93,313	30,485	—
Payable for fund shares redeemed	376	18,424	2,652	3
Payable for operating expenses	265	949	1,254	55
Payable for management fees	222	526	503	7
Payable for deferred director’s compensation	231	422	882	4
Payable for foreign taxes on unrealized gains	—	—	—	118
Total liabilities	1,094	126,808	35,776	187
Total net assets	$2,051,717	$7,159,067	$4,886,615	$75,689
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,601,067	$7,938,545	$4,257,598	$76,624
Total distributable earnings (loss)	450,650	(779,478)	629,017	(935)
Total net assets	$2,051,717	$7,159,067	$4,886,615	$75,689
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$209,160	$698,504	$1,513,239
Advisor Shares	$254,503	$3,021,295	$791,282	$39,616
Institutional Shares	$1,588,054	$3,439,268	$2,582,094	$36,073
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	10,882,866	80,947,874	60,867,396
Advisor Shares	13,254,330	350,398,336	31,948,399	3,782,865
Institutional Shares	82,449,939	398,921,376	103,163,665	3,443,465
Net asset value per share
Investor Shares	$19.22	$8.63	$24.86
Advisor Shares	$19.20	$8.62	$24.77	$10.47
Institutional Shares	$19.26	$8.62	$25.03	$10.48
Cost of total investments	$1,562,305	$7,746,563	$4,224,299	$77,424
Cost of foreign currency held	$3,059	$—	$13,011	$320

Artisan Partners Funds	91

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Statements of Assets and Liabilities — September 30, 2023 (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$3,908,960	$25,777,437	$4,408,552	$1,127,786
Investments in securities, affiliated, at value	82,487	296,654	—	—
Short-term investments, at value	45,345	1,968,353	38,319	7,994
Total investments	4,036,792	28,042,444	4,446,871	1,135,780
Cash	33,212	201,885	33,281	9,379
Foreign currency	3,451	58,560	1	—
Receivable from investments sold	7,483	23,298	4,259	795
Receivable from fund shares sold	4,740	38,342	3,276	367
Dividends and interest receivable	12,201	87,535	332	1,400
Other assets	292	1,781	557	221
Total assets	4,098,171	28,453,845	4,488,577	1,147,942
LIABILITIES:
Payable for investments purchased	9,613	222,905	8,663	—
Payable for fund shares redeemed	3,511	52,313	1,945	389
Payable for operating expenses	695	3,009	890	331
Payable for management fees	458	2,861	456	122
Payable for deferred director’s compensation	264	1,615	528	213
Payable for foreign taxes on unrealized gains	3,902	30,395	—	—
Total liabilities	18,443	313,098	12,482	1,055
Total net assets	$4,079,728	$28,140,747	$4,476,095	$1,146,887
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$4,130,680	$23,200,271	$3,188,012	$599,011
Total distributable earnings (loss)	(50,952)	4,940,476	1,288,083	547,876
Total net assets	$4,079,728	$28,140,747	$4,476,095	$1,146,887
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$264,373	$2,661,694	$1,350,885	$365,299
Advisor Shares	$1,142,603	$7,949,554	$619,561	$247,854
Institutional Shares	$2,672,752	$17,529,499	$2,505,649	$533,734
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	17,002,913	62,347,364	42,284,178	22,106,710
Advisor Shares	73,134,349	186,360,983	19,017,620	15,072,592
Institutional Shares	169,021,445	408,677,446	65,639,457	32,413,257
Net asset value per share
Investor Shares	$15.55	$42.69	$31.95	$16.52
Advisor Shares	$15.62	$42.66	$32.58	$16.44
Institutional Shares	$15.81	$42.89	$38.17	$16.47
Cost of total investments excluding affiliated issuers	$3,755,548	$23,134,040	$3,029,981	$755,996
Cost of securities of affiliated issuers held	$116,939	$337,348	$—	$—
Cost of foreign currency held	$3,446	$58,627	$1	$—

92	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2023 (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	SELECT EQUITY	SMALL CAP	SUSTAINABLE EMERGING MARKETS		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$33,349	$1,614,788	$91,416	(2)	$286,416
Short-term investments, at value	3,431	—	3,578		6,399
Total investments	36,780	1,614,788	94,994		292,815
Cash	276	10,202	616		1,881
Foreign currency	5	—	190		122
Security lending income receivable	—	—	—	(1)	—
Receivable from investments sold	559	—	—		—
Receivable from fund shares sold	—	766	394		444
Dividends and interest receivable	26	262	108		729
Other assets	9	216	16		38
Total assets	37,655	1,626,234	96,318		296,029
LIABILITIES:
Payable for investments purchased	555	—	—		—
Payable for fund shares redeemed	—	741	6		148
Payable upon return of securities loaned	—	—	354		—
Payable for operating expenses	79	459	124		129
Payable for management fees	8	170	4		14
Payable for deferred director’s compensation	10	203	16		36
Payable for foreign taxes on unrealized gains	—	—	312		—
Total liabilities	652	1,573	816		327
Total net assets	$37,003	$1,624,661	$95,502		$295,702
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$34,782	$1,529,741	$231,576		$198,905
Total distributable earnings (loss)	2,221	94,920	(136,074)		96,797
Total net assets	$37,003	$1,624,661	$95,502		$295,702
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,796	$526,681	$13,658		$83,594
Advisor Shares	$1,239	$262,669	$37,476		$87,610
Institutional Shares	$32,968	$835,311	$44,368		$124,498
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	233,634	17,843,416	909,340		6,329,150
Advisor Shares	103,297	8,808,922	2,497,078		6,666,056
Institutional Shares	2,763,732	27,384,335	2,902,333		9,466,551
Net asset value per share
Investor Shares	$11.97	$29.52	$15.02		$13.21
Advisor Shares	$11.99	$29.82	$15.01		$13.14
Institutional Shares	$11.93	$30.50	$15.29		$13.15
Cost of total investments	$33,349	$1,153,894	$85,340		$210,726
Cost of foreign currency held	$5	$—	$191		$123

(1) Amount rounds to less than $1

(2) Includes value of securities on loan of $349 for Sustainable Emerging Markets

Artisan Partners Funds	93

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — September 30, 2023 (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	VALUE INCOME
ASSETS:
Investments in securities, unaffiliated, at value	$10,738
Short-term investments, at value	275
Total investments	11,013
Cash	83
Foreign currency	34
Receivable from investments sold	18
Dividends and interest receivable	48
Other assets	4
Total assets	11,200
LIABILITIES:
Written options, at value	4	(1)
Payable for investments purchased	50
Payable for operating expenses	50
Payable for management fees	5
Payable for deferred director’s compensation	5
Total liabilities	114
Total net assets	$11,086
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$12,399
Total distributable loss	(1,313)
Total net assets	$11,086
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$754
Advisor Shares	$1,774
Institutional Shares	$8,558
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	85,969
Advisor Shares	202,231
Institutional Shares	975,125
Net asset value per share
Investor Shares	$8.77
Advisor Shares	$8.77
Institutional Shares	$8.78
Cost of total investments	$11,775
Cost of foreign currency held	$34

(1) Written options, premiums received $6

94	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2023

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	DEVELOPING WORLD	EMERGING MARKETS DEBT OPPORTUNITIES*	FLOATING RATE	FOCUS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$12,277	$34	$187	$15,348
Income from non-cash dividends	3,921	—	—	—
Interest	1,848	2,212	4,392	565
Income from securities lending	—	—	—	400
Total investment income	18,046	2,246	4,579	16,313
EXPENSES:
Management fees	32,491	208	319	13,740
Transfer agent fees
Investor	771	39	44	497
Advisor	1,209	28	43	631
Institutional	43	24	26	29
Shareholder Communications	216	4	13	70
Custodian fees	1	38	5	29
Accounting fees	79	146	167	73
Professional fees	266	62	36	130
Registration fees
Investor	25	15	16	22
Advisor	34	16	16	25
Institutional	25	25	16	20
Director’s fees	83	6	6	48
Dividends on securities sold short	—	1	—	—
Interest on securities sold short	—	8	—	—
Other operating expenses	136	12	16	65
Total operating expenses	35,379	632	723	15,379
Less amounts waived or paid by the Adviser	—	(316)	(214)	—
Total operating expenses	35,379	316	509	15,379
Net investment income (loss)	(17,333)	1,930	4,070	934
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(9,295)	295	(106)	103,875
Foreign currency forward contracts	—	647	—	4,903
Foreign currency related transactions	75	(7)	—	(4)
Futures contracts	—	670	—	—
Written options	—	—	—	(5,342)
Swap contracts	—	(318)	—	—
Total realized gain (loss)	(9,220)	1,287	(106)	103,432
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	694,937	887	1,848	61,278
Foreign currency forward contracts	(1)	(304)	—	(7,266)
Foreign currency related transactions	72	14	—	(2)
Futures contracts	—	(155)	—	—
Written options	—	—	—	5
Swap contracts	—	(35)	—	—
Unfunded loan commitments	—	—	— (1)	—
Securities sold short	—	6	—	—
Total increase in unrealized appreciation or depreciation	695,008	413	1,848	54,015
Net gain on investments and foreign currency related transactions	685,788	1,700	1,742	157,447
Net increase in net assets resulting from operations	$668,455	$3,630	$5,812	$158,381

*Consolidated statement (1)Amount rounds to less than $1 (2)Net of foreign taxes withheld on dividends, unaffiliated issuers	$943	$13	$—	$292

Artisan Partners Funds	95

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Statements of Operations — For the Year Ended September 30, 2023 (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL DISCOVERY	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED*
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$1,577	$3,240	$23,572	$38
Interest	82	66	1,339	1,883
Income from securities lending	—	25	—	—
Total investment income	1,659	3,331	24,911	1,921
EXPENSES:
Management fees	2,437	1,754	25,629	232
Transfer agent fees
Investor	114	197	1,753	38
Advisor	43	30	527	28
Institutional	26	26	37	24
Shareholder Communications	17	14	99	4
Custodian fees	18	19	44	42
Accounting fees	79	79	80	142
Professional fees	79	59	227	52
Registration fees
Investor	16	15	26	15
Advisor	15	14	24	18
Institutional	17	20	20	15
Director’s fees	8	6	87	6
Dividends on securities sold short	—	—	—	4
Interest on securities sold short	—	—	—	144
Other operating expenses	22	21	119	14
Total operating expenses	2,891	2,254	28,672	778
Less amounts waived or paid by the Adviser	(28)	(25)	—	(310)
Net expenses	2,863	2,229	28,672	468
Net investment income (loss)	(1,204)	1,102	(3,761)	1,453
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(14,219)	6,254	78,779	347
Foreign currency forward contracts	—	—	—	463
Foreign currency related transactions	13	(54)	38	68
Futures contracts	—	—	—	381
Securities sold short	—	—	—	191
Swap contracts	—	—	—	(298)
Total realized gain (loss)	(14,206)	6,200	78,817	1,152
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	55,447	23,259	371,808	129
Foreign currency forward contracts	—	—	—	(188)
Foreign currency related transactions	12	— (1)	128	(28)
Futures contracts	—	—	—	26
Swap contracts	—	—	—	(462)
Securities sold short	—	—	—	(35)
Total increase (decrease) in unrealized appreciation or depreciation	55,459	23,259	371,936	(558)
Net gain on investments and foreign currency related transactions	41,253	29,459	450,753	594
Net increase in net assets resulting from operations	$40,049	$30,561	$446,992	$2,047

*Consolidated statement (1)Amount rounds to less than $1 (2)Net of foreign taxes withheld on dividends, unaffiliated issuers	$46	$254	$771	$3

96	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2023 (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL EXPLORER
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$42,718	$22,031	$114,223	$1,206
Interest	633	507,556	2,506	4
Income from securities lending	—	7	853	—
Total investment income	43,351	529,594	117,582	1,210
EXPENSES:
Management fees	20,220	43,345	50,289	487
Transfer agent fees
Investor	509	1,786	3,895
Advisor	219	2,580	750	40
Institutional	31	57	45	28
Shareholder Communications	37	262	53	12
Custodian fees	80	57	255	45
Accounting fees	79	120	79	71
Professional fees	154	344	378	28
Registration fees
Investor	17	34	26
Advisor	23	80	29	19
Institutional	23	49	16	18
Director’s fees	67	209	168	6
Other operating expenses	82	257	211	9
Total operating expenses	21,541	49,180	56,194	763
Less amounts waived or paid by the Adviser	—	—	—	(128)
Total operating expenses	21,541	49,180	56,194	635
Net investment income	21,810	480,414	61,388	575
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	46,743	(55,303)	56,367	1,300
Foreign currency forward contracts	—	(6)	—	(25)
Foreign currency related transactions	535	(449)	280	2
Futures contracts	—	3,824	—	—
Total realized gain (loss)	47,278	(51,934)	56,647	1,277
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (2)	430,631	203,334	962,821	680
Foreign currency forward contracts	—	(74)	—	—
Foreign currency related transactions	221	5	1,243	(1)
Futures contracts	—	(4,289)	—	—
Unfunded loan commitments	—	(9)	—	—
Total increase in unrealized appreciation or depreciation	430,852	198,967	964,064	679
Net gain on investments and foreign currency related transactions	478,130	147,033	1,020,711	1,956
Net increase in net assets resulting from operations	$499,940	$627,447	$1,082,099	$2,531

(1)Net of foreign taxes withheld on dividends, unaffiliated issuers	$3,209	$—	$10,995	$70
(2)Net of increase in foreign taxes on unrealized gains	—	—	—	118

Artisan Partners Funds	97

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2023 (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$46,440	$569,961	$14,295	$23,903
Dividends, from affiliated issuers	2,181	13,114	—	—
Interest	1,772	18,089	1,801	474
Income from securities lending	—	245	—	—	(1)
Total investment income	50,393	601,409	16,096	24,377
EXPENSES:
Management fees	44,596	239,749	41,740	12,383
Transfer agent fees
Investor	739	5,969	3,359	867
Advisor	1,055	6,054	532	224
Institutional	42	64	55	30
Shareholder Communications	709	831	194	71
Custodian fees	129	1,588	29	14
Accounting fees	80	122	57	57
Professional fees	386	1,247	257	111
Registration fees
Investor	22	38	33	16
Advisor	30	237	23	17
Institutional	27	171	116	18
Director’s fees	137	829	137	43
Other operating expenses	163	1,154	185	46
Total operating expenses	48,115	258,053	46,717	13,897
Net investment income (loss)	2,278	343,356	(30,621)	10,480
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	4,446	197,465	(60,585)	189,366
Investments, from affiliated issuers	(25,861)	117,595	—	—
Foreign currency related transactions	410	1,823	(63)	—
Swap contracts	—	10,140	—	—
Total realized gain (loss)	(21,005)	327,023	(60,648)	189,366
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (3)	516,267	5,000,364	625,010	8,161
Investments, from affiliated issuers	(18,370)	677,305	—	—
Foreign currency related transactions	550	3,865	— (1)	—
Swap contracts	—	498	—	—
Total increase in unrealized appreciation or depreciation	498,447	5,682,032	625,010	8,161
Net gain on investments and foreign currency related transactions	477,442	6,009,055	564,362	197,527
Net increase in net assets resulting from operations	$479,720	$6,352,411	$533,741	$208,007

(1)Amount rounds to less than $1
(2)Net of foreign taxes withheld on dividends, unaffiliated issuers	$4,005	$52,732	$101	$—
(3)Net of increase in foreign taxes on unrealized gains	3,902	27,348	—	—

98	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2023 (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	SELECT EQUITY	SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$592	$3,111	$1,721	$5,302
Income from non-cash dividends	—	—	251	—
Interest	7	819	20	88
Income from securities lending	—	—	2	—
Total investment income	599	3,930	1,994	5,390
EXPENSES:
Management fees	271	17,731	689	1,944
Transfer agent fees
Investor	45	1,419	54	228
Advisor	26	263	56	92
Institutional	25	38	28	27
Shareholder Communications	15	224	28	34
Custodian fees	4	10	51	12
Accounting fees	57	57	79	57
Professional fees	72	138	55	50
Registration fees
Investor	14	20	15	17
Advisor	14	24	16	20
Institutional	14	18	15	22
Director’s fees	6	54	6	8
Other operating expenses	11	74	19	15
Total operating expenses	574	20,070	1,111	2,526
Less amounts waived or paid by the Adviser	(171)	—	(261)	(96)
Net expenses	403	20,070	850	2,430
Net investment income (loss)	196	(16,140)	1,144	2,960
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(840)	13,732	(11,517)	18,728
Foreign currency related transactions	— (1)	—	(60)	(16)
Total realized gain (loss)	(840)	13,732	(11,577)	18,712
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (3)	8,091	138,844	23,648	40,475
Foreign currency related transactions	— (1)	—	26	3
Total increase in unrealized appreciation or depreciation	8,091	138,844	23,674	40,478
Net gain on investments and foreign currency related transactions	7,251	152,576	12,097	59,190
Net increase in net assets resulting from operations	$7,447	$136,436	$13,241	$62,150

(1)Amount rounds to less than $1
(2)Net of foreign taxes withheld on dividends, unaffiliated issuers	$27	$—	$219	$88
(3)Net of increase in foreign taxes on unrealized gains	—	—	12	—

Artisan Partners Funds	99

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2023 (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

VALUE INCOME
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$355
Interest	62
Total investment income	417
EXPENSES:
Management fees	74
Transfer agent fees
Investor	42
Advisor	27
Institutional	25
Shareholder Communications	4
Custodian fees	16
Accounting fees	74
Professional fees	10
Registration fees
Investor	15
Advisor	15
Institutional	15
Director’s fees	6
Other operating expenses	9
Total operating expenses	332
Less amounts waived or paid by the Adviser	(218)
Net expenses	114
Net investment income	303
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(511)
Foreign currency related transactions	(1)
Written options	19
Total realized loss	(493)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,135
Foreign currency related transactions	— (1)
Written options	5
Total increase in unrealized appreciation or depreciation	1,140
Net gain on investments and foreign currency related transactions	647
Net increase in net assets resulting from operations	$950

(1)Amount rounds to less than $1
(2)Net of foreign taxes withheld on dividends, unaffiliated issuers	$3

100	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	DEVELOPING WORLD		EMERGING MARKETS DEBT OPPORTUNITIES*
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Period Ended 9/30/2022(1)
OPERATIONS:
Net investment income (loss)	$(17,333)	$(42,238)	$1,930	$491
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(9,295)	(616,472)	295	(97)
Foreign currency forward contracts	—	—	647	365
Foreign currency related transactions	75	(3,285)	(7)	(11)
Futures contracts	—	—	670	167
Swap contracts	—	—	(318)	(43)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	694,937	(3,057,117)	887	(1,525)
Foreign currency forward contracts	(1)	—	(304)	35
Foreign currency related transactions	72	(66)	14	(6)
Securities sold short	—	—	6	—
Futures contracts	—	—	(155)	311
Swap contracts	—	—	(35)	(46)
Net increase (decrease) in net assets resulting from operations	668,455	(3,719,178)	3,630	(359)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(387)	(71,898)	(58)	(2)
Advisor Shares	(6,812)	(366,044)	(262)	(9)
Institutional Shares	(7,043)	(246,476)	(2,175)	(497)
Total distributions to shareholders	(14,242)	(684,418)	(2,495)	(508)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(1,096,471)	(1,070,988)	13,975	22,066
Total increase (decrease) in net assets	(442,258)	(5,474,584)	15,110	21,199
Net assets, beginning of year	3,251,606	8,726,190	21,199	—
Net assets, end of year	$2,809,348	$3,251,606	$36,309	$21,199

* Consolidated statement

(1) For the period from commencement of operations (April 7, 2022) through September 30, 2022.

Artisan Partners Funds	101

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	FLOATING RATE		FOCUS
	Year Ended 9/30/2023	Period Ended 9/30/2022(1)	Year Ended 9/30/2023	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$4,070	$1,458	$934	$(3,382)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(106)	(600)	103,875	(134,890)
Foreign currency forward contracts	—	—	4,903	3,082
Foreign currency related transactions	—	—	(4)	(153)
Written options	—	—	(5,342)	17,350
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,848	(2,850)	61,278	(299,398)
Foreign currency forward contracts	—	—	(7,266)	8,501
Foreign currency related transactions	—	—	(2)	— (2)
Written options	—	—	5	(227)
Unfunded loan commitments	— (2)	—	—	—
Net increase (decrease) in net assets resulting from operations	5,812	(1,992)	158,381	(409,117)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(293)	(41)	(757)	(52,159)
Advisor Shares	(1,313)	(511)	(3,709)	(188,039)
Institutional Shares	(2,306)	(904)	(3,577)	(114,170)
Total distributions to shareholders	(3,912)	(1,456)	(8,043)	(354,368)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	3,032	50,681	(836,944)	73,552
Total increase (decrease) in net assets	4,932	47,233	(686,606)	(689,933)
Net assets, beginning of year	47,233	—	1,608,442	2,298,375
Net assets, end of year	$52,165	$47,233	$921,836	$1,608,442

(1) For the period from commencement of operations (December 1, 2021) through September 30, 2022.

(2) Amount rounds to less than $1

102	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL DISCOVERY		GLOBAL EQUITY
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$(1,204)	$(2,091)	$1,102	$1,355
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(14,219)	(18,524)	6,254	(9,000)
Foreign currency related transactions	13	26	(54)	(82)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	55,447	(107,589)	23,259	(81,813)
Foreign currency related transactions	12	(10)	— (1)	(41)
Net increase (decrease) in net assets resulting from operations	40,049	(128,188)	30,561	(89,581)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	(4,800)	(654)	(22,537)
Advisor Shares	—	(1,618)	(44)	(2,161)
Institutional Shares	(233)	(20,198)	(1,376)	(23,620)
Total distributions to shareholders	(233)	(26,616)	(2,074)	(48,318)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(52,646)	33,064	(18,676)	(19,588)
Total increase (decrease) in net assets	(12,830)	(121,740)	9,811	(157,487)
Net assets, beginning of year	232,401	354,141	176,251	333,738
Net assets, end of year	$219,571	$232,401	$186,062	$176,251

(1) Amount rounds to less than $1

Artisan Partners Funds	103

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL OPPORTUNITIES		GLOBAL UNCONSTRAINED*
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Period Ended 9/30/2022(1)
OPERATIONS:
Net investment income (loss)	$(3,761)	$(5,147)	$1,453	$186
Net realized gain (loss) on:
Investments, from unaffiliated issuers	78,779	(49,639)	347	(43)
Foreign currency forward contracts	—	—	463	430
Foreign currency related transactions	38	(502)	68	(13)
Securities sold short	—	—	191	7
Futures contracts	—	—	381	81
Swap contracts	—	—	(298)	(15)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	371,808	(1,521,743)	129	(876)
Foreign currency forward contracts	—	—	(188)	73
Foreign currency related transactions	128	(120)	(28)	(4)
Securities sold short	—	—	(35)	124
Futures contracts	—	—	26	190
Swap contracts	—	—	(462)	169
Net increase (decrease) in net assets resulting from operations	446,992	(1,577,151)	2,047	309
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	(152,763)	(59)	(3)
Advisor Shares	—	(124,592)	(412)	(20)
Institutional Shares	—	(303,744)	(1,644)	(137)
Total distributions to shareholders	—	(581,099)	(2,115)	(160)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(1,003,912)	(407,198)	32,304	14,886
Total increase (decrease) in net assets	(556,920)	(2,565,448)	32,236	15,035
Net assets, beginning of year	3,174,065	5,739,513	15,035	—
Net assets, end of year	$2,617,145	$3,174,065	$47,271	$15,035

*Consolidated statement

(1) For the period from commencement of operations (March 31, 2022) through September 30, 2022.

104	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL VALUE		HIGH INCOME
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Year Ended 9/30/2022
OPERATIONS:
Net investment income	$21,810	$23,334	$480,414	$362,065
Net realized gain (loss) on:
Investments, from unaffiliated issuers	46,743	95,660	(55,303)	75,704
Foreign currency forward contracts	—	—	(6)	1,011
Foreign currency related transactions	535	(857)	(449)	(251)
Futures contracts	—	—	3,824	14,566
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	430,631	(600,098)	203,334	(1,184,698)
Foreign currency forward contracts	—	—	(74)	37
Foreign currency related transactions	221	(255)	5	(4)
Futures contracts	—	—	(4,289)	441
Unfunded loan commitments	—	—	(9)	7
Net increase (decrease) in net assets resulting from operations	499,940	(482,216)	627,447	(731,122)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(8,029)	(24,940)	(57,902)	(90,749)
Advisor Shares	(10,883)	(29,976)	(229,274)	(238,921)
Institutional Shares	(62,232)	(171,531)	(232,715)	(193,092)
Total distributions to shareholders	(81,144)	(226,447)	(519,891)	(522,762)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(185,204)	51,359	1,242,439	(9,127)
Total increase (decrease) in net assets	233,592	(657,304)	1,349,995	(1,263,011)
Net assets, beginning of year	1,818,125	2,475,429	5,809,072	7,072,083
Net assets, end of year	$2,051,717	$1,818,125	$7,159,067	$5,809,072

Artisan Partners Funds	105

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	INTERNATIONAL		INTERNATIONAL EXPLORER
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Period Ended 9/30/2022(1)
OPERATIONS:
Net investment income	$61,388	$88,785	$575	$19
Net realized gain (loss) on:
Investments, from unaffiliated issuers	56,367	182,162	1,300	(199)
Foreign currency forward contracts	—	—	(25)	—
Foreign currency related transactions	280	(3,853)	2	8
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	962,821	(2,603,625)	680	(3,195)
Foreign currency related transactions	1,243	(2,787)	(1)	— (2)
Net increase (decrease) in net assets resulting from operations	1,082,099	(2,339,318)	2,531	(3,367)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(43,596)	(570,026)
Advisor Shares	(23,884)	(322,303)	(8)	—
Institutional Shares	(80,781)	(947,348)	(39)	—
Total distributions to shareholders	(148,261)	(1,839,677)	(47)	—
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(1,040,761)	(485,489)	52,669	23,903
Total increase (decrease) in net assets	(106,923)	(4,664,484)	55,153	20,536
Net assets, beginning of year	4,993,538	9,658,022	20,536	—
Net assets, end of year	$4,886,615	$4,993,538	$75,689	$20,536

(1) For the period from commencement of operations (May 16, 2022) through September 30, 2022.

(2) Amount rounds to less than $1

106	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	INTERNATIONAL SMALL-MID		INTERNATIONAL VALUE
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$2,278	$(6,495)	$343,356	$305,788
Net realized gain (loss) on:
Investments, from unaffiliated issuers	4,446	(129,249)	197,465	421,460
Investments, from affiliated issuers	(25,861)	(30,526)	117,595	1,258
Foreign currency forward contracts	—	—	—	56,644
Foreign currency related transactions	410	(1,472)	1,823	(5,636)
Swap contracts	—	—	10,140	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	516,267	(1,703,098)	5,000,364	(5,225,802)
Investments, from affiliated issuers	(18,370)	(144,548)	677,305	(83,625)
Foreign currency forward contracts	—	—	—	(5,810)
Foreign currency related transactions	550	(759)	3,865	(4,309)
Swap contracts	—	—	498	(498)
Net increase (decrease) in net assets resulting from operations	479,720	(2,016,147)	6,352,411	(4,540,530)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	(14,628)	(43,449)	(255,824)
Advisor Shares	(297)	(51,584)	(104,292)	(494,136)
Institutional Shares	(3,176)	(107,479)	(278,867)	(1,481,257)
Total distributions to shareholders	(3,473)	(173,691)	(426,608)	(2,231,217)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(365,082)	(127,455)	2,083,914	4,796,949
Total increase (decrease) in net assets	111,165	(2,317,293)	8,009,717	(1,974,798)
Net assets, beginning of year	3,968,563	6,285,856	20,131,030	22,105,828
Net assets, end of year	$4,079,728	$3,968,563	$28,140,747	$20,131,030

Artisan Partners Funds	107

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	MID CAP		MID CAP VALUE
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$(30,621)	$(48,169)	$10,480	$12,675
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(60,585)	(12,910)	189,366	277,492
Foreign currency related transactions	(63)	(21)	—	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	625,010	(2,500,946)	8,161	(529,378)
Foreign currency related transactions	— (1)	(3)	—	—
Net increase (decrease) in net assets resulting from operations	533,741	(2,562,049)	208,007	(239,211)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(3,829)	(396,844)	(70,676)	(90,957)
Advisor Shares	(2,663)	(143,826)	(73,203)	(71,587)
Institutional Shares	(10,835)	(550,241)	(100,129)	(101,879)
Total distributions to shareholders	(17,327)	(1,090,911)	(244,008)	(264,423)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(285,542)	479,163	(125,079)	(216,745)
Total increase (decrease) in net assets	230,872	(3,173,797)	(161,080)	(720,379)
Net assets, beginning of year	4,245,223	7,419,020	1,307,967	2,028,346
Net assets, end of year	$4,476,095	$4,245,223	$1,146,887	$1,307,967

(1) Amount rounds to less than $1

108	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	SELECT EQUITY		SMALL CAP
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Year Ended 9/30/2022
OPERATIONS:
Net investment income (loss)	$196	$57	$(16,140)	$(23,992)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(840)	605	13,732	(277,985)
Investments, from affiliated issuers	—	—	—	(30,484)
Foreign currency related transactions	— (1)	— (1)	—	— (1)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	8,091	(8,795)	138,844	(1,132,581)
Investments, from affiliated issuers	—	—	—	8,852
Foreign currency related transactions	— (1)	— (1)	—	—
Net increase (decrease) in net assets resulting from operations	7,447	(8,133)	136,436	(1,456,190)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(69)	(142)	(1,557)	(106,455)
Advisor Shares	(56)	(86)	(1,332)	(131,363)
Institutional Shares	(816)	(987)	(4,453)	(157,713)
Total distributions to shareholders	(941)	(1,215)	(7,342)	(395,531)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	941	14,298	(319,960)	(380,807)
Total increase (decrease) in net assets	7,447	4,950	(190,866)	(2,232,528)
Net assets, beginning of year	29,556	24,606	1,815,527	4,048,055
Net assets, end of year	$37,003	$29,556	$1,624,661	$1,815,527

(1) Amount rounds to less than $1

Artisan Partners Funds	109

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	SUSTAINABLE EMERGING MARKETS		VALUE
	Year Ended 9/30/2023	Year Ended 9/30/2022	Year Ended 9/30/2023	Year Ended 9/30/2022
OPERATIONS:
Net investment income	$1,144	$805	$2,960	$2,935
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(11,517)	(240)	18,728	45,254
Foreign currency related transactions	(60)	(28)	(16)	(35)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	23,648	(32,151)	40,475	(92,642)
Foreign currency related transactions	26	(56)	3	(8)
Net increase (decrease) in net assets resulting from operations	13,241	(31,670)	62,150	(44,496)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(112)	(659)	(13,355)	(12,565)
Advisor Shares	(277)	—	(9,301)	(11,837)
Institutional Shares	(277)	(89)	(16,019)	(19,119)
Total distributions to shareholders	(666)	(748)	(38,675)	(43,521)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	20,196	23,380	45,132	(56,154)
Total increase (decrease) in net assets	32,771	(9,038)	68,607	(144,171)
Net assets, beginning of year	62,731	71,769	227,095	371,266
Net assets, end of year	$95,502	$62,731	$295,702	$227,095

110	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	VALUE INCOME
	Year Ended 9/30/2023	Period Ended 9/30/2022(1)
OPERATIONS:
Net investment income	$303	$167
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(511)	(89)
Foreign currency related transactions	(1)	(1)
Written options	19	3
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,135	(1,897)
Foreign currency related transactions	— (2)	— (2)
Written options	5	(3)
Net increase (decrease) in net assets resulting from operations	950	(1,820)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(18)	(12)
Advisor Shares	(44)	(18)
Institutional Shares	(240)	(131)
Total distributions to shareholders	(302)	(161)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	1,332	11,087
Total increase in net assets	1,980	9,106
Net assets, beginning of year	9,106	—
Net assets, end of year	$11,086	$9,106

(1) For the period from commencement of operations (February 28, 2022) through September 30, 2022.

(2) Amount rounds to less than $1

Artisan Partners Funds	111

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
9/30/2023	$12.12	(0.11)	2.85	2.74	(0.02)	—	(0.02)	$14.84
9/30/2022	$25.55	(0.17)	(11.19)	(11.36)	—	(2.07)	(2.07)	$12.12
9/30/2021	$22.98	(0.29)	3.97	3.68	—	(1.11)	(1.11)	$25.55
9/30/2020	$13.44	(0.17)	9.71	9.54	—	—	—	$22.98
9/30/2019	$11.17	(0.07)	2.34	2.27	—(5)	—	—(5)	$13.44
Advisor Shares
9/30/2023	$12.25	(0.08)	2.86	2.78	(0.05)	—	(0.05)	$14.98
9/30/2022	$25.77	(0.14)	(11.31)	(11.45)	—	(2.07)	(2.07)	$12.25
9/30/2021	$23.13	(0.24)	3.99	3.75	—	(1.11)	(1.11)	$25.77
9/30/2020	$13.51	(0.14)	9.76	9.62	—	—	—	$23.13
9/30/2019	$11.21	(0.03)	2.34	2.31	(0.01)	—	(0.01)	$13.51
Institutional Shares
9/30/2023	$12.33	(0.07)	2.88	2.81	(0.07)	—	(0.07)	$15.07
9/30/2022	$25.90	(0.12)	(11.38)	(11.50)	—	(2.07)	(2.07)	$12.33
9/30/2021	$23.22	(0.22)	4.01	3.79	—	(1.11)	(1.11)	$25.90
9/30/2020	$13.55	(0.13)	9.80	9.67	—(5)	—	—(5)	$23.22
9/30/2019	$11.23	(0.02)	2.34	2.32	—(5)	—	—(5)	$13.55
EMERGING MARKETS DEBT OPPORTUNITIES FUND
Investor Shares
9/30/2023	$ 9.60	0.68	0.81	1.49	(0.72)	(0.23)	(0.95)	$10.14
4/7/2022 (Commencement) - 9/30/2022	$10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$ 9.60
Advisor Shares
9/30/2023	$ 9.60	0.70	0.80	1.50	(0.73)	(0.23)	(0.96)	$10.14
4/7/2022 (Commencement) - 9/30/2022	$10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$ 9.60
Institutional Shares
9/30/2023	$ 9.60	0.71	0.81	1.52	(0.74)	(0.23)	(0.97)	$10.15
4/7/2022 (Commencement) - 9/30/2022	$10.00	0.23	(0.39)	(0.16)	(0.24)	—	(0.24)	$ 9.60

112	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

				Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)
	Total Return(2)(17)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)			Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
9/30/2023	22.60%	$281,835	1.30%	n/a	(0.74)%	67.53%
9/30/2022	(48.39)%	$349,016	1.28%	n/a	(0.92)%	87.26%
9/30/2021	16.15%	$899,701	1.26%	n/a	(1.09)%	126.20%
9/30/2020	71.06%	$643,044	1.28%	n/a	(0.96)%	138.63%
9/30/2019	20.33%	$255,336	1.35%	n/a	(0.56)%	159.86%
Advisor Shares
9/30/2023	22.80%	$1,318,082	1.13%	n/a	(0.56)%	67.53%
9/30/2022	(48.32)%	$1,620,067	1.11%	n/a	(0.75)%	87.26%
9/30/2021	16.35%	$4,648,125	1.09%	n/a	(0.92)%	126.20%
9/30/2020	71.28%	$3,513,504	1.13%	n/a	(0.81)%	138.63%
9/30/2019	20.59%	$1,585,519	1.18%	n/a	(0.23)%	159.86%
Institutional Shares
9/30/2023	22.88%	$1,209,431	1.05%	n/a	(0.48)%	67.53%
9/30/2022	(48.27)%	$1,282,523	1.03%	n/a	(0.66)%	87.26%
9/30/2021	16.46%	$3,178,364	1.00%	n/a	(0.83)%	126.20%
9/30/2020	71.45%	$2,475,795	1.04%	n/a	(0.72)%	138.63%
9/30/2019	20.71%	$820,920	1.08%	n/a	(0.15)%	159.86%
EMERGING MARKETS DEBT OPPORTUNITIES FUND
Investor Shares
9/30/2023	16.01%	$2,646	1.30%(8)	8.04%(8)	6.64%	147.67%
4/7/2022 (Commencement) - 9/30/2022	(1.72)%	$88	1.25%	170.55%	5.07%	38.16%
Advisor Shares
9/30/2023	16.26%	$9,466	1.20%(8)	2.99%(8)	6.80%	147.67%
4/7/2022 (Commencement) - 9/30/2022	(1.78)%	$433	1.15%	28.37%	5.02%	38.16%
Institutional Shares
9/30/2023	16.39%	$24,197	1.13%(8)	1.97%(8)	6.99%	147.67%
4/7/2022 (Commencement) - 9/30/2022	(1.65)%	$20,678	1.10%	1.57%	4.84%	38.16%

Artisan Partners Funds	113

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
FLOATING RATE FUND
Investor Shares
9/30/2023	$ 9.30	0.82	0.38	1.20	(0.82)	—	(0.82)	$ 9.68
12/1/2021 (Commencement) - 9/30/2022	$10.00	0.32	(0.72)	(0.40)	(0.30)	—	(0.30)	$ 9.30
Advisor Shares
9/30/2023	$ 9.30	0.82	0.40	1.22	(0.84)	—	(0.84)	$ 9.68
12/1/2021 (Commencement) - 9/30/2022	$10.00	0.33	(0.72)	(0.39)	(0.31)	—	(0.31)	$ 9.30
Institutional Shares
9/30/2023	$ 9.30	0.82	0.40	1.22	(0.84)	—	(0.84)	$ 9.68
12/1/2021 (Commencement) - 9/30/2022	$10.00	0.33	(0.72)	(0.39)	(0.31)	—	(0.31)	$ 9.30
FOCUS FUND
Investor Shares
9/30/2023	$15.19	(0.02)	1.31	1.29	(0.05)	—	(0.05)	$16.43
9/30/2022	$22.30	(0.06)	(3.61)	(3.67)	—	(3.44)	(3.44)	$15.19
9/30/2021	$18.34	(0.11)	4.73	4.62	—	(0.66)	(0.66)	$22.30
9/30/2020	$15.63	(0.06)	3.35	3.29	(0.04)	(0.54)	(0.58)	$18.34
9/30/2019	$14.39	(0.01)	1.70	1.69	—(5)	(0.45)	(0.45)	$15.63
Advisor Shares
9/30/2023	$15.25	0.01	1.34	1.35	(0.08)	—	(0.08)	$16.52
9/30/2022	$22.36	(0.03)	(3.64)	(3.67)	—	(3.44)	(3.44)	$15.25
9/30/2021	$18.36	(0.08)	4.74	4.66	—	(0.66)	(0.66)	$22.36
9/30/2020	$15.66	(0.04)	3.35	3.31	(0.07)	(0.54)	(0.61)	$18.36
9/30/2019	$14.39	0.01	1.71	1.72	—	(0.45)	(0.45)	$15.66
Institutional Shares
9/30/2023	$15.30	0.03	1.33	1.36	(0.10)	—	(0.10)	$16.56
9/30/2022	$22.40	(0.02)	(3.64)	(3.66)	—	(3.44)	(3.44)	$15.30
9/30/2021	$18.37	(0.06)	4.75	4.69	—	(0.66)	(0.66)	$22.40
2/3/2020 (Commencement) - 9/30/2020	$16.37	(0.01)	2.01	2.00	—	—	—	$18.37
GLOBAL DISCOVERY FUND
Investor Shares
9/30/2023	$14.15	(0.12)	2.50	2.38	—	—	—	$16.53
9/30/2022	$23.07	(0.17)	(7.02)	(7.19)	—	(1.73)	(1.73)	$14.15
9/30/2021	$18.40	(0.20)	5.27	5.07	—	(0.40)	(0.40)	$23.07
9/30/2020	$13.39	(0.13)	5.14	5.01	—	—	—	$18.40
9/30/2019	$12.40	(0.08)	1.07	0.99	—	—	—	$13.39
Advisor Shares
9/30/2023	$14.18	(0.10)	2.50	2.40	—	—	—	$16.58
9/30/2022	$23.09	(0.16)	(7.02)	(7.18)	—	(1.73)	(1.73)	$14.18
9/30/2021	$18.41	(0.19)	5.27	5.08	—	(0.40)	(0.40)	$23.09
2/3/2020 (Commencement) - 9/30/2020	$14.96	(0.08)	3.53	3.45	—	—	—	$18.41
Institutional Shares
9/30/2023	$14.25	(0.07)	2.52	2.45	(0.02)	—	(0.02)	$16.68
9/30/2022	$23.15	(0.11)	(7.06)	(7.17)	—	(1.73)	(1.73)	$14.25
9/30/2021	$18.41	(0.14)	5.28	5.14	—	(0.40)	(0.40)	$23.15
2/3/2020 (Commencement) - 9/30/2020	$14.96	(0.07)	3.52	3.45	—	—	—	$18.41

114	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

				Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)
	Total Return(2)(17)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)			Portfolio Turnover Rate(2)
FLOATING RATE FUND
Investor Shares
9/30/2023	12.97%	$5,590	1.20%	2.74%	8.63%	76.50%
12/1/2021 (Commencement) - 9/30/2022	(4.17)%	$2,451	1.20%	7.19%	4.02%	48.90%
Advisor Shares
9/30/2023	13.09%	$18,031	1.10%	1.57%	8.66%	76.50%
12/1/2021 (Commencement) - 9/30/2022	(4.09)%	$16,705	1.10%	1.61%	4.16%	48.90%
Institutional Shares
9/30/2023	13.15%	$28,544	1.05%	1.36%	8.73%	76.50%
12/1/2021 (Commencement) - 9/30/2022	(4.07)%	$28,077	1.05%	1.27%	4.10%	48.90%
FOCUS FUND
Investor Shares
9/30/2023	8.57%	$47,959	1.30%	n/a	(0.14)%	271.28%
9/30/2022	(20.76)%	$237,102	1.24%	n/a	(0.31)%	240.40%
9/30/2021	25.70%	$340,450	1.25%	n/a	(0.52)%	316.74%
9/30/2020	21.76%	$262,246	1.30%	n/a	(0.39)%	285.25%
9/30/2019	12.35%	$170,186	1.37%	n/a	(0.07)%	368.38%
Advisor Shares
9/30/2023	8.83%	$517,439	1.12%	n/a	0.06%	271.28%
9/30/2022	(20.60)%	$817,890	1.10%	n/a	(0.17)%	240.40%
9/30/2021	25.84%	$1,219,909	1.10%	n/a	(0.36)%	316.74%
9/30/2020	21.98%	$735,871	1.13%	n/a	(0.26)%	285.25%
9/30/2019	12.49%	$521,293	1.17%	n/a	0.04%	368.38%
Institutional Shares
9/30/2023	8.94%	$356,438	1.03%	n/a	0.15%	271.28%
9/30/2022	(20.56)%	$553,450	1.01%	n/a	(0.08)%	240.40%
9/30/2021	25.93%	$738,016	1.01%	n/a	(0.27)%	316.74%
2/3/2020 (Commencement) - 9/30/2020	12.28%	$437,948	1.04%	n/a	(0.14)%	285.25%
GLOBAL DISCOVERY FUND
Investor Shares
9/30/2023	16.82%	$32,117	1.40%	1.43%	(0.76)%	50.02%
9/30/2022	(33.87)%	$36,925	1.38%	n/a	(0.91)%	59.23%
9/30/2021	27.93%	$63,547	1.38%	n/a	(0.96)%	47.02%
9/30/2020	37.42%	$106,480	1.35%	n/a	(0.89)%	40.44%
9/30/2019	7.98%	$107,323	1.40%	n/a	(0.62)%	52.30%
Advisor Shares
9/30/2023	16.93%	$17,886	1.30%	1.41%	(0.61)%	50.02%
9/30/2022	(33.79)%	$13,438	1.30%	1.41%	(0.84)%	59.23%
9/30/2021	27.97%	$19,954	1.30%	1.40%	(0.88)%	47.02%
2/3/2020 (Commencement) - 9/30/2020	23.06%	$19,698	1.30%	1.74%	(0.73)%	40.44%
Institutional Shares
9/30/2023	17.19%	$169,568	1.09%	n/a	(0.42)%	50.02%
9/30/2022	(33.65)%	$182,038	1.06%	n/a	(0.58)%	59.23%
9/30/2021	28.30%	$270,640	1.08%	n/a	(0.63)%	47.02%
2/3/2020 (Commencement) - 9/30/2020	23.06%	$84,267	1.20%	n/a	(0.62)%	40.44%

Artisan Partners Funds	115

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL EQUITY FUND
Investor Shares
9/30/2023	$14.19	0.07	2.36	2.43	(0.14)	—	(0.14)	$16.48
9/30/2022	$24.46	0.06	(6.59)	(6.53)	—	(3.74)	(3.74)	$14.19
9/30/2021	$23.03	(0.11)	4.33	4.22	—	(2.79)	(2.79)	$24.46
9/30/2020	$20.60	(0.05)	4.26	4.21	—	(1.78)	(1.78)	$23.03
9/30/2019	$22.66	(0.02)	1.02	1.00	(0.03)	(3.03)	(3.06)	$20.60
Advisor Shares
9/30/2023	$14.19	0.08	2.37	2.45	(0.15)	—	(0.15)	$16.49
9/30/2022	$24.46	0.03	(6.56)	(6.53)	—	(3.74)	(3.74)	$14.19
9/30/2021	$23.04	(0.11)	4.32	4.21	—	(2.79)	(2.79)	$24.46
8/5/2020 (Commencement) - 9/30/2020	$22.81	(0.02)	0.25	0.23	—	—	—	$23.04
Institutional Shares
9/30/2023	$14.40	0.11	2.41	2.52	(0.19)	—	(0.19)	$16.73
9/30/2022	$24.72	0.13	(6.71)	(6.58)	—	(3.74)	(3.74)	$14.40
9/30/2021	$23.21	(0.06)	4.36	4.30	—	(2.79)	(2.79)	$24.72
9/30/2020	$20.71	(0.03)	4.32	4.29	(0.01)	(1.78)	(1.79)	$23.21
9/30/2019	$22.80	0.02	1.01	1.03	(0.09)	(3.03)	(3.12)	$20.71
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2023	$24.32	(0.08)	3.77	3.69	—	—	—	$28.01
9/30/2022	$39.09	(0.08)	(10.71)	(10.79)	—	(3.98)	(3.98)	$24.32
9/30/2021	$34.89	(0.10)	6.70	6.60	—	(2.40)	(2.40)	$39.09
9/30/2020	$27.06	(0.06)	9.80	9.74	—	(1.91)	(1.91)	$34.89
9/30/2019	$27.66	(0.01)	1.01	1.00	—	(1.60)	(1.60)	$27.06
Advisor Shares
9/30/2023	$24.57	(0.05)	3.82	3.77	—	—	—	$28.34
9/30/2022	$39.40	(0.04)	(10.81)	(10.85)	—	(3.98)	(3.98)	$24.57
9/30/2021	$35.10	(0.05)	6.75	6.70	—	(2.40)	(2.40)	$39.40
9/30/2020	$27.21	(0.03)	9.86	9.83	(0.03)	(1.91)	(1.94)	$35.10
9/30/2019	$27.76	0.03	1.02	1.05	—	(1.60)	(1.60)	$27.21
Institutional Shares
9/30/2023	$24.93	(0.01)	3.86	3.85	—	—	—	$28.78
9/30/2022	$39.89	(0.01)	(10.97)	(10.98)	—	(3.98)	(3.98)	$24.93
9/30/2021	$35.47	(0.01)	6.83	6.82	—	(2.40)	(2.40)	$39.89
9/30/2020	$27.47	—(5)	9.96	9.96	(0.05)	(1.91)	(1.96)	$35.47
9/30/2019	$27.99	0.06	1.02	1.08	—(5)	(1.60)	(1.60)	$27.47
GLOBAL UNCONSTRAINED FUND
Investor Shares
9/30/2023	$10.10	0.58	0.44	1.02	(0.86)	(0.22)	(1.08)	$10.04
3/31/2022 (Commencement) - 9/30/2022	$10.00	0.17	0.04	0.21	(0.11)	—	(0.11)	$10.10
Advisor Shares
9/30/2023	$10.11	0.57	0.46	1.03	(0.87)	(0.22)	(1.09)	$10.05
3/31/2022 (Commencement) - 9/30/2022	$10.00	0.18	0.04	0.22	(0.11)	—	(0.11)	$10.11
Institutional Shares
9/30/2023	$10.11	0.60	0.44	1.04	(0.88)	(0.22)	(1.10)	$10.05
3/31/2022 (Commencement) - 9/30/2022	$10.00	0.14	0.09	0.23	(0.12)	—	(0.12)	$10.11

116	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

				Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)
	Total Return(2)(17)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)			Portfolio Turnover Rate(2)
GLOBAL EQUITY FUND
Investor Shares
9/30/2023	17.16%	$66,468	1.30%	n/a	0.40%	131.91%
9/30/2022	(31.48)%	$66,270	1.28%	n/a	0.33%	92.81%
9/30/2021	19.70%	$151,122	1.26%	n/a	(0.47)%	119.10%
9/30/2020	21.90%	$134,498	1.26%	n/a	(0.27)%	137.93%
9/30/2019	6.90%	$118,936	1.38%	n/a	(0.09)%	91.33%
Advisor Shares
9/30/2023	17.26%	$4,462	1.25%	1.79%	0.46%	131.91%
9/30/2022	(31.48)%	$4,027	1.25%	1.61%	0.14%	92.81%
9/30/2021	19.64%	$14,273	1.25%	1.62%	(0.46)%	119.10%
8/5/2020 (Commencement) - 9/30/2020	1.01%	$13,092	1.25%	2.51%	(0.53)%	137.93%
Institutional Shares
9/30/2023	17.52%	$115,132	1.04%	n/a	0.67%	131.91%
9/30/2022	(31.34)%	$105,954	1.04%	n/a	0.72%	92.81%
9/30/2021	19.91%	$168,343	1.05%	n/a	(0.24)%	119.10%
9/30/2020	22.17%	$109,307	1.05%	n/a	(0.12)%	137.93%
9/30/2019	7.10%	$136,019	1.16%	n/a	0.09%	91.33%
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2023	15.17%	$680,672	1.14%	n/a	(0.28)%	34.14%
9/30/2022	(31.13)%	$782,904	1.14%	n/a	(0.26)%	37.32%
9/30/2021	19.89%	$1,514,576	1.13%	n/a	(0.27)%	44.44%
9/30/2020	38.37%	$1,358,867	1.14%	n/a	(0.23)%	44.27%
9/30/2019	4.85%	$1,052,916	1.15%	n/a	(0.02)%	48.64%
Advisor Shares
9/30/2023	15.34%	$466,663	1.01%	n/a	(0.16)%	34.14%
9/30/2022	(31.03)%	$625,332	1.00%	n/a	(0.13)%	37.32%
9/30/2021	20.07%	$1,253,950	0.99%	n/a	(0.12)%	44.44%
9/30/2020	38.52%	$957,127	1.01%	n/a	(0.09)%	44.27%
9/30/2019	5.03%	$615,920	1.01%	n/a	0.11%	48.64%
Institutional Shares
9/30/2023	15.44%	$1,469,810	0.91%	n/a	(0.05)%	34.14%
9/30/2022	(30.97)%	$1,765,829	0.90%	n/a	(0.03)%	37.32%
9/30/2021	20.20%	$2,970,987	0.89%	n/a	(0.03)%	44.44%
9/30/2020	38.67%	$2,466,599	0.90%	n/a	0.01%	44.27%
9/30/2019	5.11%	$1,726,115	0.91%	n/a	0.23%	48.64%
GLOBAL UNCONSTRAINED FUND
Investor Shares
9/30/2023	10.82%	$1,064	2.09%(8)	9.88%(8)	5.81%	158.84%
8/5/2020 (Commencement) - 9/30/2020	2.10%	$466	1.75%(8)	54.50%(8)	3.28%	40.30%
Advisor Shares
9/30/2023	10.87%	$22,848	1.88%(8)	3.31%(8)	5.67%	158.84%
3/31/2022 (Commencement) - 9/30/2022	2.24%	$2,011	1.62%(8)	9.54%(8)	3.66%	40.30%
Institutional Shares
9/30/2023	10.97%	$23,359	1.92%(8)	2.91%(8)	6.02%	158.84%
3/31/2022 (Commencement) - 9/30/2022	2.27%	$12,558	1.48%(8)	2.57%(8)	2.82%	40.30%

Artisan Partners Funds	117

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL VALUE FUND
Investor Shares
9/30/2023	$15.56	0.16	4.15	4.31	(0.05)	(0.60)	(0.65)	$19.22
9/30/2022	$21.58	0.16	(4.26)	(4.10)	(0.19)	(1.73)	(1.92)	$15.56
9/30/2021	$15.94	0.17	5.48	5.65	(0.01)	—	(0.01)	$21.58
9/30/2020	$17.12	0.07	(1.01)	(0.94)	(0.24)	—	(0.24)	$15.94
9/30/2019	$18.24	0.21	(0.38)	(0.17)	(0.15)	(0.80)	(0.95)	$17.12
Advisor Shares
9/30/2023	$15.55	0.18	4.15	4.33	(0.08)	(0.60)	(0.68)	$19.20
9/30/2022	$21.57	0.19	(4.26)	(4.07)	(0.22)	(1.73)	(1.95)	$15.55
9/30/2021	$15.91	0.19	5.49	5.68	(0.02)	—	(0.02)	$21.57
9/30/2020	$17.09	0.09	(1.01)	(0.92)	(0.26)	—	(0.26)	$15.91
9/30/2019	$18.22	0.23	(0.39)	(0.16)	(0.17)	(0.80)	(0.97)	$17.09
Institutional Shares
9/30/2023	$15.60	0.20	4.16	4.36	(0.10)	(0.60)	(0.70)	$19.26
9/30/2022	$21.63	0.21	(4.27)	(4.06)	(0.24)	(1.73)	(1.97)	$15.60
9/30/2021	$15.96	0.21	5.50	5.71	(0.04)	—	(0.04)	$21.63
9/30/2020	$17.14	0.11	(1.01)	(0.90)	(0.28)	—	(0.28)	$15.96
9/30/2019	$18.27	0.26	(0.40)	(0.14)	(0.19)	(0.80)	(0.99)	$17.14
HIGH INCOME FUND
Investor Shares
9/30/2023	$8.46	0.63	0.28	0.91	(0.68)	(0.06)	(0.74)	$ 8.63
9/30/2022	$10.28	0.51	(1.58)	(1.07)	(0.53)	(0.22)	(0.75)	$ 8.46
9/30/2021	$9.53	0.55	0.74	1.29	(0.54)	—	(0.54)	$10.28
9/30/2020	$9.66	0.60	(0.13)	0.47	(0.60)	—	(0.60)	$ 9.53
9/30/2019	$9.87	0.61	(0.17)	0.44	(0.60)	(0.05)	(0.65)	$ 9.66
Advisor Shares
9/30/2023	$8.45	0.64	0.28	0.92	(0.69)	(0.06)	(0.75)	$ 8.62
9/30/2022	$10.27	0.53	(1.59)	(1.06)	(0.54)	(0.22)	(0.76)	$ 8.45
9/30/2021	$9.53	0.56	0.74	1.30	(0.56)	—	(0.56)	$10.27
9/30/2020	$9.66	0.61	(0.13)	0.48	(0.61)	—	(0.61)	$ 9.53
9/30/2019	$9.87	0.63	(0.17)	0.46	(0.62)	(0.05)	(0.67)	$ 9.66
Institutional Shares
9/30/2023	$8.45	0.65	0.28	0.93	(0.70)	(0.06)	(0.76)	$ 8.62
9/30/2022	$10.27	0.54	(1.59)	(1.05)	(0.55)	(0.22)	(0.77)	$ 8.45
9/30/2021	$9.53	0.57	0.74	1.31	(0.57)	—	(0.57)	$10.27
9/30/2020	$9.66	0.62	(0.13)	0.49	(0.62)	—	(0.62)	$ 9.53
9/30/2019	$9.87	0.64	(0.17)	0.47	(0.63)	(0.05)	(0.68)	$ 9.66

118	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

				Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)
	Total Return(2)(17)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)			Portfolio Turnover Rate(2)
GLOBAL VALUE FUND
Investor Shares
9/30/2023	28.28%	$209,160	1.26%	n/a	0.86%	13.77%
9/30/2022	(21.10)%	$199,274	1.25%	n/a	0.83%	24.37%
9/30/2021	35.46%	$287,469	1.24%	n/a	0.80%	39.62%
9/30/2020	(5.63)%	$242,744	1.26%	n/a	0.42%	37.09%
9/30/2019	(0.50)%	$506,067	1.25%	n/a	1.25%	31.18%
Advisor Shares
9/30/2023	28.46%	$254,503	1.11%	n/a	0.99%	13.77%
9/30/2022	(21.01)%	$254,970	1.11%	n/a	0.97%	24.37%
9/30/2021	35.70%	$324,013	1.10%	n/a	0.95%	39.62%
9/30/2020	(5.48)%	$259,859	1.12%	n/a	0.54%	37.09%
9/30/2019	(0.40)%	$599,418	1.10%	n/a	1.38%	31.18%
Institutional Shares
9/30/2023	28.58%	$1,588,054	1.01%	n/a	1.11%	13.77%
9/30/2022	(20.92)%	$1,363,881	1.01%	n/a	1.07%	24.37%
9/30/2021	35.80%	$1,863,947	1.01%	n/a	1.01%	39.62%
9/30/2020	(5.37)%	$1,321,157	1.02%	n/a	0.67%	37.09%
9/30/2019	(0.30)%	$1,970,393	1.01%	n/a	1.54%	31.18%
HIGH INCOME FUND
Investor Shares
9/30/2023	10.44%	$698,504	0.94%	n/a	7.29%	18.46%
9/30/2022	(11.00)%	$756,049	0.94%	n/a	5.34%	55.84%
9/30/2021	13.79%	$1,436,340	0.95%	n/a	5.42%	58.10%
9/30/2020	5.14%	$1,149,422	0.96%	n/a	6.43%	71.78%
9/30/2019	4.81%	$873,574	0.98%	n/a	6.41%	74.82%
Advisor Shares
9/30/2023	10.62%	$3,021,295	0.79%	n/a	7.46%	18.46%
9/30/2022	(10.88)%	$2,570,217	0.79%	n/a	5.56%	55.84%
9/30/2021	13.86%	$3,263,582	0.79%	n/a	5.56%	58.10%
9/30/2020	5.29%	$2,281,480	0.82%	n/a	6.57%	71.78%
9/30/2019	4.98%	$2,194,146	0.82%	n/a	6.56%	74.82%
Institutional Shares
9/30/2023	10.72%	$3,439,268	0.70%	n/a	7.56%	18.46%
9/30/2022	(10.81)%	$2,482,806	0.70%	n/a	5.68%	55.84%
9/30/2021	13.97%	$2,372,161	0.70%	n/a	5.63%	58.10%
9/30/2020	5.40%	$1,385,864	0.72%	n/a	6.67%	71.78%
9/30/2019	5.08%	$720,592	0.73%	n/a	6.64%	74.82%

Artisan Partners Funds	119

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND
Investor Shares
9/30/2023	$20.93	0.25	4.29	4.54	(0.30)	(0.31)	(0.61)	$24.86
9/30/2022	$36.66	0.28	(8.90)	(8.62)	(0.24)	(6.87)	(7.11)	$20.93
9/30/2021	$32.86	0.24	4.68	4.92	(0.08)	(1.04)	(1.12)	$36.66
9/30/2020	$32.52	0.08	2.00	2.08	(0.30)	(1.44)	(1.74)	$32.86
9/30/2019	$33.49	0.29	1.38	1.67	(0.37)	(2.27)	(2.64)	$32.52
Advisor Shares
9/30/2023	$20.87	0.28	4.28	4.56	(0.35)	(0.31)	(0.66)	$24.77
9/30/2022	$36.58	0.32	(8.86)	(8.54)	(0.30)	(6.87)	(7.17)	$20.87
9/30/2021	$32.80	0.30	4.65	4.95	(0.13)	(1.04)	(1.17)	$36.58
9/30/2020	$32.46	0.15	1.98	2.13	(0.35)	(1.44)	(1.79)	$32.80
9/30/2019	$33.45	0.34	1.37	1.71	(0.43)	(2.27)	(2.70)	$32.46
Institutional Shares
9/30/2023	$21.09	0.31	4.32	4.63	(0.38)	(0.31)	(0.69)	$25.03
9/30/2022	$36.90	0.35	(8.95)	(8.60)	(0.34)	(6.87)	(7.21)	$21.09
9/30/2021	$33.08	0.33	4.69	5.02	(0.16)	(1.04)	(1.20)	$36.90
9/30/2020	$32.72	0.17	2.01	2.18	(0.38)	(1.44)	(1.82)	$33.08
9/30/2019	$33.71	0.35	1.39	1.74	(0.46)	(2.27)	(2.73)	$32.72
INTERNATIONAL EXPLORER FUND
Advisor Shares
9/30/2023	$ 8.69	0.12	1.67	1.79	(0.01)	—	(0.01)	$10.47
5/16/2022 (Commencement) - 9/30/2022	$10.00	0.02	(1.33)	(1.31)	—	—	—	$ 8.69
Institutional Shares
9/30/2023	$ 8.69	0.14	1.67	1.81	(0.02)	—	(0.02)	$10.48
5/16/2022 (Commencement) - 9/30/2022	$10.00	0.01	(1.32)	(1.31)	—	—	—	$ 8.69
INTERNATIONAL SMALL-MID FUND
Investor Shares
9/30/2023	$13.90	(0.03)	1.68	1.65	—	—	—	$15.55
9/30/2022	$21.19	(0.06)	(6.65)	(6.71)	—	(0.58)	(0.58)	$13.90
9/30/2021	$17.33	(0.09)	4.06	3.97	(0.11)	—	(0.11)	$21.19
9/30/2020	$13.61	0.16	3.58	3.74	(0.02)	—	(0.02)	$17.33
9/30/2019	$23.47	(0.03)	(1.56)	(1.59)	—	(8.27)	(8.27)	$13.61
Advisor Shares
9/30/2023	$13.94	—(5)	1.68	1.68	—(5)	—	—(5)	$15.62
9/30/2022	$21.23	(0.03)	(6.68)	(6.71)	—	(0.58)	(0.58)	$13.94
9/30/2021	$17.35	(0.05)	4.06	4.01	(0.13)	—	(0.13)	$21.23
9/30/2020	$13.62	0.20	3.57	3.77	(0.04)	—	(0.04)	$17.35
12/5/2018 (Commencement) - 9/30/2019	$11.91	0.01	1.70	1.71	—	—	—	$13.62
Institutional Shares
9/30/2023	$14.12	0.02	1.69	1.71	(0.02)	—	(0.02)	$15.81
9/30/2022	$21.47	(0.01)	(6.76)	(6.77)	—	(0.58)	(0.58)	$14.12
9/30/2021	$17.54	(0.04)	4.11	4.07	(0.14)	—	(0.14)	$21.47
9/30/2020	$13.76	0.23	3.59	3.82	(0.04)	—	(0.04)	$17.54
9/30/2019	$23.59	0.03	(1.59)	(1.56)	—	(8.27)	(8.27)	$13.76

120	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

				Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)
	Total Return(2)(17)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)			Portfolio Turnover Rate(2)
INTERNATIONAL FUND
Investor Shares
9/30/2023	21.79%	$1,513,239	1.19%	n/a	1.00%	76.96%
9/30/2022	(29.32)%	$1,575,634	1.19%	n/a	1.03%	50.49%
9/30/2021	15.32%	$3,019,360	1.18%	n/a	0.69%	67.41%
9/30/2020	6.52%	$3,142,072	1.19%	n/a	0.27%	53.82%
9/30/2019	6.29%	$3,903,758	1.19%	n/a	0.95%	41.01%
Advisor Shares
9/30/2023	21.99%	$791,282	1.05%	n/a	1.14%	76.96%
9/30/2022	(29.24)%	$829,517	1.05%	n/a	1.18%	50.49%
9/30/2021	15.47%	$1,718,258	1.04%	n/a	0.84%	67.41%
9/30/2020	6.71%	$1,799,962	1.04%	n/a	0.48%	53.82%
9/30/2019	6.46%	$2,141,985	1.04%	n/a	1.11%	41.01%
Institutional Shares
9/30/2023	22.04%	$2,582,094	0.96%	n/a	1.23%	76.96%
9/30/2022	(29.14)%	$2,588,387	0.97%	n/a	1.28%	50.49%
9/30/2021	15.56%	$4,920,404	0.95%	n/a	0.93%	67.41%
9/30/2020	6.80%	$4,718,706	0.96%	n/a	0.55%	53.82%
9/30/2019	6.52%	$4,513,365	0.96%	n/a	1.15%	41.01%
INTERNATIONAL EXPLORER FUND
Advisor Shares
9/30/2023	20.62%	$39,616	1.40%	1.75%	1.10%	23.97%
5/16/2022 (Commencement) - 9/30/2022	(13.10)%	$5,811	1.40%	6.08%	0.64%	11.60%
Institutional Shares
9/30/2023	20.80%	$36,073	1.35%	1.59%	1.31%	23.97%
5/16/2022 (Commencement) - 9/30/2022	(13.10)%	$14,725	1.35%	2.91%	0.25%	11.60%
INTERNATIONAL SMALL-MID FUND
Investor Shares
9/30/2023	11.87%	$264,373	1.30%	n/a	(0.16)%	26.46%
9/30/2022	(32.53)%	$301,480	1.28%	n/a	(0.32)%	22.12%
9/30/2021	22.99%	$531,882	1.30%	n/a	(0.42)%	28.29%
9/30/2020	27.52%	$400,490	1.33%	n/a	1.06%	27.84%
9/30/2019	(1.38)%	$177,807	1.43%	n/a	(0.24)%	55.98%
Advisor Shares
9/30/2023	12.08%	$1,142,603	1.14%	n/a	0.01%	26.46%
9/30/2022	(32.47)%	$1,161,239	1.14%	n/a	(0.16)%	22.12%
9/30/2021	23.20%	$1,856,538	1.14%	n/a	(0.26)%	28.29%
9/30/2020	27.70%	$1,223,773	1.18%	n/a	1.32%	27.84%
12/5/2018 (Commencement) - 9/30/2019	14.36%	$434,784	1.25%	n/a	0.13%	55.98%
Institutional Shares
9/30/2023	12.10%	$2,672,752	1.07%	n/a	0.09%	26.46%
9/30/2022	(32.38)%	$2,505,844	1.06%	n/a	(0.08)%	22.12%
9/30/2021	23.30%	$3,897,436	1.06%	n/a	(0.17)%	28.29%
9/30/2020	27.85%	$1,836,163	1.09%	n/a	1.49%	27.84%
9/30/2019	(1.18)%	$608,417	1.16%	n/a	0.20%	55.98%

Artisan Partners Funds	121

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2023	$32.96	0.47	9.98	10.45	(0.08)	(0.64)	(0.72)	$42.69
9/30/2022	$44.49	0.45	(7.77)	(7.32)	(1.17)	(3.04)	(4.21)	$32.96
9/30/2021	$32.94	1.01	10.88	11.89	(0.09)	(0.25)	(0.34)	$44.49
9/30/2020	$34.87	0.19	(1.06)	(0.87)	(0.23)	(0.83)	(1.06)	$32.94
9/30/2019	$36.85	0.61	(0.64)	(0.03)	(0.65)	(1.30)	(1.95)	$34.87
Advisor Shares
9/30/2023	$32.89	0.54	9.95	10.49	(0.08)	(0.64)	(0.72)	$42.66
9/30/2022	$44.46	0.52	(7.76)	(7.24)	(1.29)	(3.04)	(4.33)	$32.89
9/30/2021	$32.90	1.14	10.78	11.92	(0.11)	(0.25)	(0.36)	$44.46
9/30/2020	$34.81	0.27	(1.09)	(0.82)	(0.26)	(0.83)	(1.09)	$32.90
9/30/2019	$36.85	0.65	(0.63)	0.02	(0.76)	(1.30)	(2.06)	$34.81
Institutional Shares
9/30/2023	$33.04	0.56	10.01	10.57	(0.08)	(0.64)	(0.72)	$42.89
9/30/2022	$44.69	0.55	(7.80)	(7.25)	(1.36)	(3.04)	(4.40)	$33.04
9/30/2021	$33.06	1.16	10.86	12.02	(0.14)	(0.25)	(0.39)	$44.69
9/30/2020	$34.96	0.28	(1.08)	(0.80)	(0.27)	(0.83)	(1.10)	$33.06
9/30/2019	$37.02	0.69	(0.64)	0.05	(0.81)	(1.30)	(2.11)	$34.96
MID CAP FUND
Investor Shares
9/30/2023	$28.45	(0.26)	3.84	3.58	(0.08)	—	(0.08)	$31.95
9/30/2022	$53.28	(0.37)	(15.87)	(16.24)	—	(8.59)	(8.59)	$28.45
9/30/2021	$47.75	(0.49)	13.20	12.71	—	(7.18)	(7.18)	$53.28
9/30/2020	$37.16	(0.31)	15.43	15.12	—	(4.53)	(4.53)	$47.75
9/30/2019	$44.83	(0.23)	0.53	0.30	—	(7.97)	(7.97)	$37.16
Advisor Shares
9/30/2023	$29.02	(0.22)	3.91	3.69	(0.13)	—	(0.13)	$32.58
9/30/2022	$54.11	(0.32)	(16.18)	(16.50)	—	(8.59)	(8.59)	$29.02
9/30/2021	$48.33	(0.43)	13.39	12.96	—	(7.18)	(7.18)	$54.11
9/30/2020	$37.52	(0.27)	15.61	15.34	—	(4.53)	(4.53)	$48.33
9/30/2019	$45.10	(0.17)	0.56	0.39	—	(7.97)	(7.97)	$37.52
Institutional Shares
9/30/2023	$33.98	(0.22)	4.57	4.35	(0.16)	—	(0.16)	$38.17
9/30/2022	$61.87	(0.33)	(18.97)	(19.30)	—	(8.59)	(8.59)	$33.98
9/30/2021	$54.25	(0.43)	15.23	14.80	—	(7.18)	(7.18)	$61.87
9/30/2020	$41.54	(0.26)	17.50	17.24	—	(4.53)	(4.53)	$54.25
9/30/2019	$48.89	(0.16)	0.78	0.62	—	(7.97)	(7.97)	$41.54

122	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

				Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)
	Total Return(2)(17)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)			Portfolio Turnover Rate(2)
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2023	31.97%	$2,661,694	1.18%	n/a	1.13%	19.48%
9/30/2022	(18.40)%	$2,059,112	1.19%	n/a	1.13%	22.69%
9/30/2021	36.13%	$2,728,996	1.18%	n/a	2.39%	32.90%
9/30/2020	(2.71)%	$1,983,618	1.19%	n/a	0.57%	28.06%
9/30/2019	0.38%	$2,761,826	1.19%	n/a	1.80%	23.69%
Advisor Shares
9/30/2023	32.17%	$7,949,554	1.04%	n/a	1.31%	19.48%
9/30/2022	(18.27)%	$4,705,187	1.05%	n/a	1.29%	22.69%
9/30/2021	36.31%	$6,072,617	1.04%	n/a	2.70%	32.90%
9/30/2020	(2.56)%	$3,645,568	1.05%	n/a	0.81%	28.06%
9/30/2019	0.52%	$4,336,510	1.05%	n/a	1.93%	23.69%
Institutional Shares
9/30/2023	32.27%	$17,529,499	0.95%	n/a	1.36%	19.48%
9/30/2022	(18.20)%	$13,366,731	0.95%	n/a	1.36%	22.69%
9/30/2021	36.45%	$13,304,215	0.95%	n/a	2.72%	32.90%
9/30/2020	(2.48)%	$7,944,724	0.96%	n/a	0.85%	28.06%
9/30/2019	0.63%	$7,169,774	0.95%	n/a	2.03%	23.69%
MID CAP FUND
Investor Shares
9/30/2023	12.62%	$1,350,885	1.20%	n/a	(0.83)%	46.87%
9/30/2022	(36.55)%	$1,387,480	1.18%	n/a	(0.97)%	34.12%
9/30/2021	29.84%	$2,495,355	1.18%	n/a	(0.98)%	40.72%
9/30/2020	45.66%	$2,106,948	1.18%	n/a	(0.81)%	44.52%
9/30/2019	5.11%	$1,599,647	1.19%	n/a	(0.63)%	47.96%
Advisor Shares
9/30/2023	12.76%	$619,561	1.05%	n/a	(0.69)%	46.87%
9/30/2022	(36.46)%	$572,155	1.05%	n/a	(0.83)%	34.12%
9/30/2021	30.02%	$923,543	1.04%	n/a	(0.85)%	40.72%
9/30/2020	45.83%	$667,057	1.05%	n/a	(0.68)%	44.52%
9/30/2019	5.36%	$429,052	1.04%	n/a	(0.48)%	47.96%
Institutional Shares
9/30/2023	12.86%	$2,505,649	0.96%	n/a	(0.60)%	46.87%
9/30/2022	(36.41)%	$2,285,588	0.95%	n/a	(0.74)%	34.12%
9/30/2021	30.15%	$4,000,122	0.95%	n/a	(0.75)%	40.72%
9/30/2020	45.98%	$4,015,667	0.95%	n/a	(0.59)%	44.52%
9/30/2019	5.41%	$3,029,773	0.96%	n/a	(0.41)%	47.96%

Artisan Partners Funds	123

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP VALUE FUND
Investor Shares
9/30/2023	$17.11	0.12	2.61	2.73	(0.05)	(3.27)	(3.32)	$16.52
9/30/2022	$23.12	0.12	(3.07)	(2.95)	(0.04)	(3.02)	(3.06)	$17.11
9/30/2021	$16.26	0.12	7.10	7.22	(0.09)	(0.27)	(0.36)	$23.12
9/30/2020	$19.81	0.15	(1.71)	(1.56)	(0.12)	(1.87)	(1.99)	$16.26
9/30/2019	$23.56	0.10	(0.90)	(0.80)	(0.05)	(2.90)	(2.95)	$19.81
Advisor Shares
9/30/2023	$17.06	0.14	2.61	2.75	(0.10)	(3.27)	(3.37)	$16.44
9/30/2022	$23.07	0.15	(3.07)	(2.92)	(0.07)	(3.02)	(3.09)	$17.06
9/30/2021	$16.23	0.16	7.07	7.23	(0.12)	(0.27)	(0.39)	$23.07
9/30/2020	$19.77	0.17	(1.70)	(1.53)	(0.14)	(1.87)	(2.01)	$16.23
9/30/2019	$23.53	0.13	(0.90)	(0.77)	(0.09)	(2.90)	(2.99)	$19.77
Institutional Shares
9/30/2023	$17.08	0.15	2.62	2.77	(0.11)	(3.27)	(3.38)	$16.47
9/30/2022	$23.09	0.16	(3.06)	(2.90)	(0.09)	(3.02)	(3.11)	$17.08
9/30/2021	$16.24	0.17	7.08	7.25	(0.13)	(0.27)	(0.40)	$23.09
9/30/2020	$19.80	0.18	(1.71)	(1.53)	(0.16)	(1.87)	(2.03)	$16.24
9/30/2019	$23.56	0.14	(0.89)	(0.75)	(0.11)	(2.90)	(3.01)	$19.80
SELECT EQUITY FUND
Investor Shares
9/30/2023	$ 9.84	0.05	2.38	2.43	(0.01)	(0.29)	(0.30)	$11.97
9/30/2022	$13.48	0.01	(3.00)	(2.99)	—	(0.65)	(0.65)	$ 9.84
9/30/2021	$10.17	(0.01)	3.32	3.31	—	—	—	$13.48
2/28/2020 (Commencement) - 9/30/2020	$10.00	—(5)	0.17	0.17	—	—	—	$10.17
Advisor Shares
9/30/2023	$ 9.87	0.05	2.38	2.43	(0.02)	(0.29)	(0.31)	$11.99
9/30/2022	$13.49	0.02	(2.99)	(2.97)	—	(0.65)	(0.65)	$ 9.87
9/30/2021	$10.18	0.01	3.30	3.31	—	—	—	$13.49
2/28/2020 (Commencement) - 9/30/2020	$10.00	0.01	0.17	0.18	—	—	—	$10.18
Institutional Shares
9/30/2023	$ 9.81	0.07	2.37	2.44	(0.03)	(0.29)	(0.32)	$11.93
9/30/2022	$13.44	0.03	(2.99)	(2.96)	(0.02)	(0.65)	(0.67)	$ 9.81
9/30/2021	$10.18	0.02	3.30	3.32	(0.06)	—	(0.06)	$13.44
2/28/2020 (Commencement) - 9/30/2020	$10.00	0.01	0.17	0.18	—	—	—	$10.18

124	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

				Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)
	Total Return(2)(17)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)			Portfolio Turnover Rate(2)
MID CAP VALUE FUND
Investor Shares
9/30/2023	16.19%	$365,299	1.22%	n/a	0.69%	27.81%
9/30/2022	(15.39)%	$391,804	1.20%	n/a	0.57%	15.17%
9/30/2021	44.94%	$693,149	1.20%	n/a	0.56%	16.04%
9/30/2020	(8.93)%	$541,320	1.21%	n/a	0.90%	43.12%
9/30/2019	(2.49)%	$842,896	1.20%	n/a	0.52%	19.18%
Advisor Shares
9/30/2023	16.39%	$247,854	1.07%	n/a	0.83%	27.81%
9/30/2022	(15.29)%	$397,898	1.04%	n/a	0.72%	15.17%
9/30/2021	45.12%	$551,822	1.05%	n/a	0.73%	16.04%
9/30/2020	(8.76)%	$518,198	1.06%	n/a	1.02%	43.12%
9/30/2019	(2.32)%	$630,296	1.06%	n/a	0.66%	19.18%
Institutional Shares
9/30/2023	16.53%	$533,734	1.00%	n/a	0.91%	27.81%
9/30/2022	(15.21)%	$518,265	0.98%	n/a	0.78%	15.17%
9/30/2021	45.22%	$783,375	0.98%	n/a	0.79%	16.04%
9/30/2020	(8.76)%	$619,243	1.00%	n/a	1.08%	43.12%
9/30/2019	(2.22)%	$796,385	0.98%	n/a	0.72%	19.18%
SELECT EQUITY FUND
Investor Shares
9/30/2023	24.93%	$2,796	1.25%	3.17%	0.41%	26.63%
9/30/2022	(23.43)%	$2,345	1.25%	3.16%	0.05%	20.96%
9/30/2021	32.55%	$2,919	1.25%	4.35%	(0.05)%	34.69%
2/28/2020 (Commencement) - 9/30/2020	1.70%	$983	1.25%	17.96%	0.03%	26.96%
Advisor Shares
9/30/2023	24.90%	$1,239	1.15%	3.66%	0.44%	26.63%
9/30/2022	(23.26)%	$1,561	1.15%	3.68%	0.14%	20.96%
9/30/2021	32.51%	$1,784	1.15%	4.83%	0.05%	34.69%
2/28/2020 (Commencement) - 9/30/2020	1.80%	$778	1.15%	9.66%	0.15%	26.96%
Institutional Shares
9/30/2023	25.12%	$32,968	1.10%	1.34%	0.56%	26.63%
9/30/2022	(23.33)%	$25,650	1.10%	1.39%	0.22%	20.96%
9/30/2021	32.71%	$19,903	1.10%	1.56%	0.16%	34.69%
2/28/2020 (Commencement) - 9/30/2020	1.80%	$11,266	1.10%	2.36%	0.20%	26.96%

Artisan Partners Funds	125

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SMALL CAP FUND
Investor Shares
9/30/2023	$27.82	(0.31)	2.09	1.78	(0.08)	—	(0.08)	$29.52
9/30/2022	$50.34	(0.36)	(17.09)	(17.45)	—	(5.07)	(5.07)	$27.82
9/30/2021	$42.80	(0.53)	10.77	10.24	—	(2.70)	(2.70)	$50.34
9/30/2020	$33.17	(0.38)	12.66	12.28	—	(2.65)	(2.65)	$42.80
9/30/2019	$38.97	(0.29)	(0.08)	(0.37)	—	(5.43)	(5.43)	$33.17
Advisor Shares
9/30/2023	$28.08	(0.26)	2.10	1.84	(0.10)	—	(0.10)	$29.82
9/30/2022	$50.70	(0.32)	(17.23)	(17.55)	—	(5.07)	(5.07)	$28.08
9/30/2021	$43.03	(0.47)	10.84	10.37	—	(2.70)	(2.70)	$50.70
9/30/2020	$33.30	(0.34)	12.72	12.38	—	(2.65)	(2.65)	$43.03
9/30/2019	$39.05	(0.25)	(0.07)	(0.32)	—	(5.43)	(5.43)	$33.30
Institutional Shares
9/30/2023	$28.74	(0.25)	2.16	1.91	(0.15)	—	(0.15)	$30.50
9/30/2022	$51.74	(0.28)	(17.65)	(17.93)	—	(5.07)	(5.07)	$28.74
9/30/2021	$43.82	(0.43)	11.05	10.62	—	(2.70)	(2.70)	$51.74
9/30/2020	$33.83	(0.31)	12.95	12.64	—	(2.65)	(2.65)	$43.82
9/30/2019	$39.54	(0.23)	(0.05)	(0.28)	—	(5.43)	(5.43)	$33.83
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
9/30/2023	$12.48	0.18	2.47	2.65	(0.11)	—	(0.11)	$15.02
9/30/2022	$19.25	0.18	(6.75)	(6.57)	(0.20)	—	(0.20)	$12.48
9/30/2021	$16.39	0.07	3.11	3.18	(0.32)	—	(0.32)	$19.25
9/30/2020	$15.22	0.24	1.20	1.44	(0.27)	—	(0.27)	$16.39
9/30/2019	$15.08	0.18	0.10	0.28	(0.14)	—	(0.14)	$15.22
Advisor Shares
9/30/2023	$12.47	0.21	2.47	2.68	(0.14)	—	(0.14)	$15.01
4/25/2022 (Commencement) - 9/30/2022	$14.61	0.06	(2.20)	(2.14)	—	—	—	$12.47
Institutional Shares
9/30/2023	$12.71	0.23	2.50	2.73	(0.15)	—	(0.15)	$15.29
9/30/2022	$19.55	0.18	(6.85)	(6.67)	(0.17)	—	(0.17)	$12.71
9/30/2021	$16.56	0.10	3.14	3.24	(0.25)	—	(0.25)	$19.55
9/30/2020	$15.25	0.27	1.21	1.48	(0.17)	—	(0.17)	$16.56
9/30/2019	$15.03	0.20	0.10	0.30	(0.08)	—	(0.08)	$15.25

126	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

				Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)
	Total Return(2)(17)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)			Portfolio Turnover Rate(2)
SMALL CAP FUND
Investor Shares
9/30/2023	6.38%	$526,681	1.23%	n/a	(1.01)%	30.14%
9/30/2022	(38.24)%	$571,380	1.20%	n/a	(1.00)%	33.64%
9/30/2021	24.45%	$1,089,099	1.19%	n/a	(1.06)%	39.79%
9/30/2020	39.51%	$896,297	1.20%	n/a	(1.05)%	40.59%
9/30/2019	2.02%	$611,745	1.20%	n/a	(0.88)%	47.32%
Advisor Shares
9/30/2023	6.56%	$262,669	1.07%	n/a	(0.86)%	30.14%
9/30/2022	(38.16)%	$361,941	1.06%	n/a	(0.87)%	33.64%
9/30/2021	24.63%	$1,325,015	1.06%	n/a	(0.93)%	39.79%
9/30/2020	39.66%	$999,213	1.08%	n/a	(0.94)%	40.59%
9/30/2019	2.16%	$589,147	1.08%	n/a	(0.77)%	47.32%
Institutional Shares
9/30/2023	6.62%	$835,311	1.00%	n/a	(0.78)%	30.14%
9/30/2022	(38.12)%	$882,206	0.98%	n/a	(0.78)%	33.64%
9/30/2021	24.76%	$1,633,941	0.96%	n/a	(0.83)%	39.79%
9/30/2020	39.82%	$1,106,482	0.99%	n/a	(0.84)%	40.59%
9/30/2019	2.25%	$636,076	0.99%	n/a	(0.69)%	47.32%
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
9/30/2023	21.37%	$13,658	1.15%	1.74%	1.22%	28.77%
9/30/2022	(34.51)%	$12,297	1.26%*	1.58%	1.06%	21.48%
9/30/2021	19.50%	$61,975	1.35%	1.75%	0.36%	23.22%
9/30/2020	9.58%	$46,541	1.35%	1.73%	1.59%	21.57%
9/30/2019	1.91%	$45,717	1.35%	1.93%	1.19%	30.58%
Advisor Shares
9/30/2023	21.58%	$37,476	1.05%	1.33%	1.40%	28.77%
4/25/2022 (Commencement) - 9/30/2022	(14.65)%	$26,872	1.05%	1.97%	0.96%	21.48%
Institutional Shares
9/30/2023	21.57%	$44,368	1.00%	1.26%	1.51%	28.77%
9/30/2022	(34.46)%	$23,562	1.07%*	1.45%	1.13%	21.48%
9/30/2021	19.74%	$9,794	1.20%	1.89%	0.51%	23.22%
9/30/2020	9.73%	$6,695	1.20%	2.29%	1.72%	21.57%
9/30/2019	2.04%	$6,315	1.20%	2.47%	1.34%	30.58%

Artisan Partners Funds	127

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
VALUE FUND
Investor Shares
9/30/2023	$12.02	0.13	3.14	3.27	(0.03)	(2.05)	(2.08)	$13.21
9/30/2022	$16.28	0.13	(2.44)	(2.31)	(0.16)	(1.79)	(1.95)	$12.02
9/30/2021	$12.41	0.10	4.82	4.92	(0.06)	(0.99)	(1.05)	$16.28
9/30/2020	$12.88	0.09	(0.02)	0.07	(0.11)	(0.43)	(0.54)	$12.41
9/30/2019	$15.10	0.11	(0.56)	(0.45)	(0.10)	(1.67)	(1.77)	$12.88
Advisor Shares
9/30/2023	$11.97	0.15	3.12	3.27	(0.05)	(2.05)	(2.10)	$13.14
9/30/2022	$16.21	0.15	(2.42)	(2.27)	(0.18)	(1.79)	(1.97)	$11.97
9/30/2021	$12.37	0.13	4.79	4.92	(0.09)	(0.99)	(1.08)	$16.21
9/30/2020	$12.83	0.11	(0.02)	0.09	(0.12)	(0.43)	(0.55)	$12.37
9/30/2019	$15.04	0.13	(0.55)	(0.42)	(0.12)	(1.67)	(1.79)	$12.83
Institutional Shares
9/30/2023	$11.98	0.15	3.13	3.28	(0.06)	(2.05)	(2.11)	$13.15
9/30/2022	$16.24	0.15	(2.43)	(2.28)	(0.19)	(1.79)	(1.98)	$11.98
9/30/2021	$12.40	0.13	4.80	4.93	(0.10)	(0.99)	(1.09)	$16.24
9/30/2020	$12.86	0.12	(0.02)	0.10	(0.13)	(0.43)	(0.56)	$12.40
9/30/2019	$15.08	0.14	(0.56)	(0.42)	(0.13)	(1.67)	(1.80)	$12.86
VALUE INCOME FUND
Investor Shares
9/30/2023	$ 8.15	0.24	0.63	0.87	(0.25)	—	(0.25)	$ 8.77
2/28/2022 (Commencement) - 9/30/2022	$10.00	0.15	(1.86)	(1.71)	(0.14)	—	(0.14)	$ 8.15
Advisor Shares
9/30/2023	$ 8.15	0.26	0.61	0.87	(0.25)	—	(0.25)	$ 8.77
2/28/2022 (Commencement) - 9/30/2022	$10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$ 8.15
Institutional Shares
9/30/2023	$ 8.15	0.26	0.62	0.88	(0.25)	—	(0.25)	$ 8.78
2/28/2022 (Commencement) - 9/30/2022	$10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$ 8.15

128	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

				Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)
	Total Return(2)(17)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)			Portfolio Turnover Rate(2)
VALUE FUND
Investor Shares
9/30/2023	29.09%	$83,594	1.06%**	1.09%	1.00%	38.07%
9/30/2022	(16.50)%	$82,183	1.06%	n/a	0.86%	27.96%
9/30/2021	41.36%	$108,551	1.05%	n/a	0.67%	25.99%
9/30/2020	0.35%	$78,717	1.08%	n/a	0.73%	39.07%
9/30/2019	(1.80)%	$131,134	1.06%	n/a	0.87%	28.36%
Advisor Shares
9/30/2023	29.30%	$87,610	0.88%	0.97%	1.20%	38.07%
9/30/2022	(16.35)%	$54,633	0.88%	0.96%	1.02%	27.96%
9/30/2021	41.53%	$99,646	0.88%	0.95%	0.84%	25.99%
9/30/2020	0.54%	$84,035	0.88%	0.92%	0.94%	39.07%
9/30/2019	(1.59)%	$108,557	0.88%	0.93%	1.06%	28.36%
Institutional Shares
9/30/2023	29.35%	$124,498	0.85%***	0.85%	1.20%	38.07%
9/30/2022	(16.34)%	$90,279	0.85%	n/a	1.01%	27.96%
9/30/2021	41.61%	$163,069	0.83%	n/a	0.88%	25.99%
9/30/2020	0.64%	$123,440	0.82%	n/a	1.02%	39.07%
9/30/2019	(1.57)%	$168,607	0.84%	n/a	1.09%	28.36%
VALUE INCOME FUND
Investor Shares
9/30/2023	10.67%	$754	1.20%	9.07%	2.67%	30.15%
2/28/2022 (Commencement) - 9/30/2022	(17.16)%	$733	1.20%	13.46%	2.73%	15.65%
Advisor Shares
9/30/2023	10.68%	$1,774	1.10%	4.35%	2.86%	30.15%
2/28/2022 (Commencement) - 9/30/2022	(17.11)%	$1,178	1.10%	9.98%	2.86%	15.65%
Institutional Shares
9/30/2023	10.83%	$8,558	1.05%	2.42%	2.88%	30.15%
2/28/2022 (Commencement) - 9/30/2022	(17.10)%	$7,195	1.05%	2.55%	2.86%	15.65%

Artisan Partners Funds	129

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

*Expense limit from October 1, 2021 to February 28, 2022 was 1.35% for Investor Shares and 1.20% for Institutional Shares. Expense limit was lowered effective March 1, 2022 to 1.15% for Investor Shares and 1.00% for Institutional Shares.

**There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.98%.

***There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.83%.

(1)Computed based on average shares outstanding.

(2)Periods less than twelve months (where applicable) are not annualized.

(3)Periods less than twelve months (where applicable) are annualized.

(4)Includes the effect of expenses waived or paid by the Adviser, if applicable.

(5)Amount is between $0.005 and $(0.005) per share.

(6)Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below. Refer to 2(n) in Notes to Financial Statements for additional information.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
EMERGING MARKETS DEBT OPPORTUNITIES FUND
Investor Shares
9/30/2023	1.25%	7.98%
Advisor Shares
9/30/2023	1.15%	2.95%
Institutional Shares
9/30/2023	1.10%	1.95%
GLOBAL UNCONSTRAINED FUND
Investor Shares
9/30/2023	1.45%	9.23%
3/31/2022 (Commencement) - 9/30/2022	1.45%	53.92%
Advisor Shares
9/30/2023	1.35%	2.76%
3/31/2022 (Commencement) - 9/30/2022	1.35%	9.22%
Institutional Shares
9/30/2023	1.30%	2.26%
3/31/2022 (Commencement) - 9/30/2022	1.30%	2.38%

@Includes the effect of expenses waived or paid by the Adviser, if applicable.

130	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Notes to Financial Statements — September 30, 2023

(1)Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995 as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2023, Artisan Partners Funds is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Debt Opportunities Fund (“Emerging Markets Debt Opportunities Fund”)	April 7, 2022	April 7, 2022	April 7, 2022
Artisan Floating Rate Fund (“Floating Rate Fund”)	December 1, 2021	December 1, 2021	December 1, 2021
Artisan Focus Fund (“Focus Fund”)	April 24, 2017	July 31, 2018	February 3, 2020
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	February 3, 2020	February 3, 2020
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	August 5, 2020	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Unconstrained Fund (“Global Unconstrained Fund”)	March 31, 2022	March 31, 2022	March 31, 2022
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Explorer Fund (“International Explorer Fund”)	N/A	May 16, 2022	May 16, 2022
Artisan International Small-Mid Fund (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Select Equity Fund (“Select Equity Fund”)	February 28, 2020	February 28, 2020	February 28, 2020
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund (“Sustainable Emerging Markets Fund”)	June 2, 2008	April 25, 2022	June 26, 2006
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011
Artisan Value Income Fund (“Value Income Fund”)	February 28, 2022	February 28, 2022	February 28, 2022

During the reporting period, Developing World Fund, Floating Rate Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, High Income Fund, International Fund, International Explorer Fund, International Small-Mid Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, Value Fund, and Value Income Fund operated as open-end, diversified mutual funds. During the reporting period, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, Select Equity Fund, and Sustainable Emerging Markets Fund operated as open-end, non-diversified mutual funds. The investment objective of each Fund (except Developing World Fund, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund, High Income Fund and Value Income Fund) is to seek long-term capital growth. Developing World Fund’s and Focus Fund’s investment objective is to seek long-term capital appreciation. Emerging Markets Debt Opportunities Fund’s, Floating Rate Fund’s, Global Unconstrained Fund’s, and High Income Fund’s investment objective is to provide total return through a combination of current income and long-term capital appreciation. Value Income Fund’s investment objective is to provide total return through a combination of income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, since the inception dates listed above, except for International Explorer Fund which only offers Advisor Shares and Institutional Shares. Investor Shares of the Funds are generally available to members of the general public. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to a Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

Artisan Partners Funds	131

NOTES TO FINANCIAL STATEMENTS

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through one or more wholly-owned subsidiaries. References herein to each such Fund include references to a subsidiary in respect of the Fund’s investment exposure. The allocation of the Fund’s portfolio in a subsidiary will vary over time. Each such Fund will treat a subsidiary’s assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund.

(2)Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)Investments in Subsidiaries – Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated financial statements include the accounts of the Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of September 30, 2023, Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. had $1,302,319 in net assets, representing 3.59% of Emerging Markets Debt Opportunities Fund’s net assets, and Artisan Global Unconstrained Subsidiary Ltd. had $1,374,575 in net assets, representing 2.92% of Global Unconstrained Fund’s net assets.

(b)Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) held by the Fund traded on a securities exchange, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Over-the-counter derivatives (including total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) were valued at the latest net asset value reported by the investment company.

Fixed income securities, including loan participation notes, were valued at market value. Such market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Rule 2a-5 under the 1940 Act (Rule 2a-5), established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation

132	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

policy compliant with Rule 2a-5 and Rule 31a-4, without resulting in a material impact to the Funds. Artisan Partners was designated by the board of directors as the valuation designee for the Funds pursuant to Rule 2a-5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Procedures for Valuation of Portfolio Securities by Artisan Partners Limited Partnership and under the general oversight of Artisan Partners Funds’ board of directors. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not reliable.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.

(c)Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2020 through 2023) and have concluded that, as of September 30, 2023, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the year ended September 30, 2023, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2023, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends have been accrued based on the Funds’ understanding of the applicable country’s tax rules and rates. Foreign taxes imposed on realized and unrealized gains was based on the Funds’ understanding of the applicable country’s tax rules and rates and, if applicable, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments”, as applicable, on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(d)Portfolio Transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(e)Restricted Securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(f)Foreign Currency Translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into US dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into US dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-US securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through US dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities and included in other assets

Artisan Partners Funds	133

NOTES TO FINANCIAL STATEMENTS

less liabilities in the Schedules of Investments. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(g)Depositary Receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)Equity-Linked Securities and Bond Participation Notes – Each Fund, except Mid Cap Value Fund and Small Cap Fund, may invest in equity-linked securities. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may invest in bond participation notes. Equity-linked securities and bond participation notes are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security or bond participation note typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities or bond participation notes that the Funds purchase and, in those cases, the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of September 30, 2023, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when- issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)Unfunded Commitments – Pursuant to the terms of certain term loan agreements, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund, and High Income Fund are obligated to fund term loan commitments at the borrower’s discretion. During the year, Floating Rate Fund and High Income Fund had unfunded loan commitments, which were recorded at market value. Unrealized gains and losses are presented separately on the Statements of Operations. As of September 30, 2023, Floating Rate Fund and High Income Fund had unfunded loan commitments in the amount of $33,191 and $866,631, respectively.

(m)Redemption Fees – Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund and High Income Fund generally impose a 2% redemption fee on the redemption or exchange of shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserves the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believes such waiver is in the best interest of the Fund, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. During the year ended September 30, 2023, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund and High Income Fund waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(n)Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

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The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Funds incur expenses as a result of executing short sales.

During the year ended September 30, 2023, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund engaged in short sales and paid interest on securities sold short, which is included in Interest in the Statements of Operations. For the year ended September 30, 2023, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund incurred fees and expenses on short sales, which is included in other operating expenses in the Statements of Operations. As of September 30, 2023, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund had open short sale positions.

(o)Securities Lending – In order to generate incremental revenue, a Fund may participate in a securities lending program, in which securities from its portfolio may be loaned to third parties. As a matter of policy, securities loans by such Funds are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before a Fund can dispose of it. The borrower pays to a participating Fund an amount equal to any dividends or interest received on securities lent (known as “manufactured payments” or “substitute payments”). Manufactured payments for dividends or interest received by a participating Fund while its securities are loaned out will not be considered qualified dividend income and will have other tax implications. To the extent that a Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. A participating Fund retains all or a portion of the interest received on investment of the cash collateral and/or receives a fee from the borrower. The Funds will typically invest cash collateral in government money market funds. A participating Fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the Fund from its securities lending activities. A participating Fund may recall loaned securities on demand.

Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), currently serves as the securities lending agent for the Funds. GSAL receives as compensation for its services a portion of the amount earned by each Fund for lending securities.

Income from the securities lending program is recorded when earned or as soon as reliable information became available from the lending agent. Net income for each Fund is reflected in the Statements of Operations under “Income from securities lending.” During the year ended September 30, 2023, Focus Fund, Global Equity Fund, High Income Fund, International Fund, International Value Fund, Mid Cap Value Fund and Sustainable Emerging Markets Fund participated in the securities lending program. As of September 30, 2023, Sustainable Emerging Markets Fund had securities on loan.

(p)Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded, revised or canceled as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends related to corporate actions, if any, were included in dividend income, and generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and included accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(3)Risks:

Like all mutual funds, the Funds take investment risks and it is possible for you to lose money by investing in a Fund. Investors in each Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. This section describes certain of the principal risks associated with investing in each Fund, but is not a complete list of every risk involved in investing in each Fund and the Fund may be exposed to additional risks not listed below. See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds. An investment in a Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The success of a Fund is dependent on such Fund’s investment team’s investment decisions, which are based, in part, on the research process employed by the Fund’s investment team. The portfolio securities selected by the investment team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. To the extent an investment team considers environmental,

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NOTES TO FINANCIAL STATEMENTS

social and governance factors in its research process, such Fund may forgo certain investment opportunities and underperform funds that do not consider environmental, social and governance factors.

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions and closures, impact the ability to complete redemptions, impact Artisan Partners Funds and its service providers’ business functions and affect Fund performance. For example, the global outbreak of the 2019 novel coronavirus (“COVID-19”), together with resulting voluntary and governmental actions, including, without limitation, mandatory business closures, public gathering limitations, restrictions on travel and quarantines, meaningfully disrupted the global economy and markets.

Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

In addition, geopolitical events adversely affect global economies and securities markets, subjecting a Fund’s investments to related risks. War, terrorism, global health crises and pandemics, sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on the US and world economies and markets generally.

Investment risks typically are greater in emerging and developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. The securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. Each Fund that may invest in fixed income securities may invest in debt securities without considering the maturity of the investment. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect each Fund’s debt investments unfavorably.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade or be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds.

Investments in loans, including floating or adjustable rate loans, are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Floating Rate Fund and High Income Fund may

136	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which a Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford a Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or meet redemption obligations until a substantial period after the sale of the loans.

Although The London Interbank Offered Rate (“LIBOR”) is no longer published as of June 30, 2023, LIBOR and other inter-bank lending rates and indices (together with LIBOR, the “IBORs”) are the subject of ongoing national and international regulatory reform. Most, but not all, LIBOR settings are now transitioned to alternative near risk-free rates (“RFRs”). It is expected that the financing arrangements entered into by a Fund will therefore likely reference an RFR as the applicable interest rate. The RFRs are conceptually and operationally different from LIBOR. For example, overnight rate RFRs may only be determinable on a “backward” looking basis and therefore are only known at the end of an interest period, whereas LIBOR was a “forward” looking rate. Moreover, certain RFRs (such as Secured Overnight Financing Rate or “SOFR” for U.S. dollar debt) are not well established in the market, and all RFRs remain novel in comparison to LIBOR. There consequently remains some uncertainty as to what the economic, accounting, commercial, tax and legal implications of the use of RFRs will be and how they will perform over significant time periods, particularly as market participants are still becoming accustomed to the use of such benchmarks. Given the relative novelty of the use of RFRs in financial markets, the exact impact of the use of the RFRs remains to be seen. All of the aforementioned may adversely affect a Fund’s investments (including in respect of its volatility, value and liquidity) and, as a result, its performance and/or NAV.

As non-diversified funds, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, Select Equity Fund, and Sustainable Emerging Markets Fund may invest a larger portion of their assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

Operational failures, cyber-attacks or other disruptions that affect the Funds’ service providers, the Funds’ counterparties, other market participants or the issuers of securities held by the Funds may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing Fund operations.

A Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by Artisan Partners. For example, changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If a Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction.

In addition to the risks of an adverse change in the value of the underlying reference asset, a Fund’s use of derivatives, including, but not limited to, over-the-counter (“OTC”) derivatives, involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage and may be highly volatile, and a Fund could lose more than the amount it invests, especially in unusual or extreme market conditions. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

US and non-US legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in, and may in the future result in, new regulation of derivative instruments and a Fund’s use of such instruments. New regulations could, among other things, restrict a Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to the Fund) and/or increase the costs of such transactions, and a Fund may as a result be unable to execute its investment strategies in a manner Artisan Partners might otherwise choose. In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivatives risk management program that takes into account how a Fund’s derivatives use affects its investment portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management.

Emerging Markets Debt Opportunities Fund’s and Global Unconstrained Fund’s investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt.

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NOTES TO FINANCIAL STATEMENTS

(4)Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•Level 1 – unadjusted quoted prices in active markets for identical investments

•Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(a). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2023 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks(1)
Americas	$1,154,662	$—	$—	$1,154,662
Emerging Markets	542,476	532,853	—	1,075,329
Europe	87,821	231,926	—	319,747
Pacific Basin	209,392	—	—	209,392
Investment Company	19,650	—	—	19,650
Total Investments	2,014,001	764,779	—	2,778,780
Foreign Currency Forward Contract(2)	—	(1)	—	(1)
Total	$2,014,001	$764,778	$—	$2,778,779
Emerging Markets Debt Opportunities
Sovereign Government Bonds and Bond Participation Note(1)	$—	$24,754	$301	$25,055
Corporate Bonds(1)	—	5,116	—	5,116
Sovereign Government Treasury Bills	—	1,375	—	1,375
U.S. Treasury Obligations	—	1,800	—	1,800
Repurchase Agreement	—	279	—	279
Investment Companies	316	—	—	316
Total Investments before securities sold short	316	33,324	301	33,941
Corporate Bond(1)	—	(264)	—	(264)
Total Investments after securities sold short	316	33,060	301	33,677
Foreign Currency Forward Contracts(2)	—	(269)	—	(269)
Futures(2)	156	—	—	156
Centrally Cleared Credit Default Swap(2)	—	— (4)	—	— (4)
Centrally Cleared Interest Rate Swaps(2)	—	(82)	—	(82)
OTC Credit Default Swap(2)	—	— (4)	—	— (4)
Total	$472	$32,709	$301	$33,482

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NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Floating Rate
Bank Loans(1)	$—	$40,831	$—		$40,831
Corporate Bonds(1)	—	3,700	—		3,700
Warrants	—	—	—	(3)	—
Investment Company	8,685	—	—		8,685
Total Investments	$8,685	$44,531	$—	(3)	$53,216
Focus
Common Stocks(1)	$912,764	$—	$—		$912,764
Options Purchased	1,674	—	—		1,674
Investment Company	5,876	—	—		5,876
Total Investments	920,314	—	—		920,314
Foreign Currency Forward Contracts(2)	—	1,714	—		1,714
Written Option Contracts	(233)	—	—		(233)
Total	$920,081	$1,714	$—		$921,795
Global Discovery
Common Stocks(1)
Americas	$143,565	$—	$—		$143,565
Emerging Markets	3,564	2,902	—		6,466
Europe	12,374	40,035	—		52,409
Pacific Basin	—	8,250	—		8,250
Investment Company	7,197	—	—		7,197
Total Investments	$166,700	$51,187	$—		$217,887
Global Equity
Common Stocks(1)
Americas	$108,940	$5,793	$—		$114,733
Emerging Markets	466	876	—	(3)	1,342
Europe	1,889	51,907	—		53,796
Pacific Basin	—	10,742	—		10,742
Investment Company	2,022	—	—		2,022
Total Investments	$113,317	$69,318	$—	(3)	$182,635
Global Opportunities
Common Stocks(1)
Americas	$1,613,450	$—	$—		$1,613,450
Emerging Markets	46,055	33,457	—		79,512
Europe	63,477	585,644	—		649,121
Pacific Basin	—	185,176	—		185,176
Investment Company	51,192	—	—		51,192
Total Investments	$1,774,174	$804,277	$—		$2,578,451
Global Unconstrained
Sovereign Government Bonds and Bond Participation Note(1)	$—	$26,643	$374		$27,017
Corporate Bonds(1)	—	4,576	—		4,576
Common Stock(1)	—	777	—		777
Options Purchased	41	—	—		41
U.S. Treasury Obligations	—	9,553	—		9,553
Repurchase Agreements	—	4,296	—		4,296
Investment Companies	638	—	—		638
Total Investments before securities sold short	679	45,845	374		46,898
Common Stock(1)	—	(237)	—		(237)
Corporate Bond(1)	—	(249)	—		(249)
Sovereign Government Bonds(1)	—	(3,818)	—		(3,818)
Total Investments after securities sold short	679	41,541	374		42,594

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NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Foreign Currency Forward Contracts(2)	—	(115)	—		(115)
Futures(2)	216	—	—		216
Centrally Cleared Credit Default Swaps(2)	—	(216)	—		(216)
Centrally Cleared Interest Rate Swaps(2)	—	(84)	—		(84)
OTC Credit Default Swaps(2)	—	— (4)	—		— (4)
OTC Interest Rate Swap(2)	—	7	—		7
Total	$895	$41,133	$374		$42,402
Global Value
Common Stocks(1)
Americas	$823,361	$—	$—		$823,361
Emerging Markets	—	154,514	—		154,514
Europe	—	889,871	—		889,871
Pacific Basin	—	21,434	—		21,434
Investment Company	128,833	—	—		128,833
Total Investments	$952,194	$1,065,819	$—		$2,018,013
High Income
Corporate Bonds(1)	$—	$5,218,380	$—		$5,218,380
Bank Loans(1)	—	1,094,842	—		1,094,842
Common Stock(1)	—	22,385	—		22,385
Warrants	—	—	—	(3)	—
Investment Company	709,789	—	—		709,789
Total Investments	709,789	6,335,607	—	(3)	7,045,396
Foreign Currency Forward Contracts(2)	—	(26)	—		(26)
Total	$709,789	$6,335,581	$—	(3)	$7,045,370
International
Common Stocks and Equity-Linked Security(1)
Americas	$1,037,556	$324,877	$—		$1,362,433
Emerging Markets	—	—	—	(3)	—
Europe	253,562	2,679,027	—		2,932,589
Pacific Basin	—	276,910	—		276,910
Investment Company	242,809	—	—		242,809
Total Investments	$1,533,927	$3,280,814	$—	(3)	$4,814,741
International Explorer
Common Stocks(1)
Americas	$1,196	$4,789	$—		$5,985
Emerging Markets	7,131	9,709	—		16,840
Europe	1,326	29,945	—		31,271
Pacific Basin	—	11,048	—		11,048
Investment Company	9,883	—	—		9,883
Total Investments	$19,536	$55,491	$—		$75,027
International Small-Mid
Common Stocks(1)
Americas	$891,910	$—	$—		$891,910
Emerging Markets	258,477	74,629	—		333,106
Europe	47,320	1,947,955	—		1,995,275
Middle East	220,544	33,412	—		253,956
Pacific Basin	—	517,200	—		517,200
Investment Company	45,345	—	—		45,345
Total Investments	$1,463,596	$2,573,196	$—		$4,036,792

140	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
International Value
Common Stocks and Equity-Linked Security(1)
Americas	$4,098,199	$1,054,604	$—		$5,152,803
Emerging Markets	413,226	4,172,152	118,830		4,704,208
Europe	594,368	15,106,067	—		15,700,435
Pacific Basin	—	516,645	—		516,645
Investment Company	1,968,353	—	—		1,968,353
Total Investments	$7,074,146	$20,849,468	$118,830		$28,042,444
Mid Cap
Common Stocks(1)	$4,344,663	$63,889	$—		$4,408,552
Investment Company	38,319	—	—		38,319
Total Investments	$4,382,982	$63,889	$—		$4,446,871
Mid Cap Value
Common Stocks(1)	$1,127,786	$—	$—	(3)	$1,127,786
Investment Company	7,994	—	—		7,994
Total Investments	$1,135,780	$—	$—	(3)	$1,135,780
Select Equity
Common Stocks(1)	$27,777	$5,572	$—		$33,349
Investment Company	3,431	—	—		3,431
Total Investments	$31,208	$5,572	$—		$36,780
Small Cap
Common Stocks(1)	$1,614,788	$—	$—		$1,614,788
Total Investments	$1,614,788	$—	$—		$1,614,788
Sustainable Emerging Markets
Common Stocks(1)
Americas	$1,053	$—	$—		$1,053
Emerging Markets	17,978	70,614	—	(3)	88,592
Pacific Basin	316	1,455	—		1,771
Investment Company	3,578	—	—		3,578
Total Investments	$22,925	$72,069	$—	(3)	$94,994
Value
Common Stocks(1)	$242,510	$43,906	$—		$286,416
Investment Company	6,399	—	—		6,399
Total Investments	$248,909	$43,906	$—		$292,815
Value Income
Common Stocks(1)	$8,182	$1,280	$—		$9,462
Corporate Bonds(1)	—	974	—		974
Convertible Bonds(1)	—	302	—		302
Investment Company	275	—	—		275
Total Investments	8,457	2,556	—		11,013
Written Option Contracts	(4)	—	—		(4)
Total	$8,453	$2,556	$—		$11,009

(1)  See the Fund’s Schedule of Investments for industry or country classifications.

(2)  Foreign currency forward contracts, futures contracts, OTC swaps and centrally cleared swap contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(3)  Valued at $0.

(4)  Amount rounds to less than $1.

Artisan Partners Funds	141

NOTES TO FINANCIAL STATEMENTS

Information about Level 3 fair value measurements (dollar value in thousands):

Assets	Fair Value at September 30, 2023		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Debt Opportunities Fund
Bond Participation Note	$301		Broker quote	Increase
Floating Rate Fund
Warrant	$—	(1)	100% discount for uncertainty of collectability	N/A
Global Equity Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A
Global Unconstrained Fund
Bond Participation Note	$374		Broker quote	Increase
High Income Fund
Warrant	$—	(1)	100% discount for uncertainty of collectability	N/A
International Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A
International Value Fund
Common Stock	$118,830		Net collateral, net earned premiums, and fair value of loss reserves	Increase
Mid Cap Value Fund
Common Stock	$—	(1)	100% discount for uncertainty of collectability	N/A
Sustainable Emerging Markets Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A

(1) Includes one or more securities valued at $0.

As of September 30, 2023, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Developing World Fund	Emerging Markets Debt Opportuniites Fund	Floating Rate Fund		Global Equity Fund		Global Unconstrained Fund	High Income Fund		International Fund		International Value Fund	Mid Cap Value Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2022	$— (1)	$1	$—	(1)	$—	(1)	$8	$—	(1)	$—	(1)	$—	$—		$— (1)
Transfers into Level 3	—	—	—		—		—	—		—		—	—		—
Net change in unrealized appreciation (depreciation)	48,813	3	—		—		(3)	—		—		18,830	—		10,753
Purchases	—	307	—		—		382	—		—		100,000	—	(1)	—
Sales	(16,768)	— (1)	—		—		— (1)	—		—		—	—		(1,784)
Realized Gain/(Loss)	(32,045)	1	—		—		5	—		—		—	—		(8,969)
Transfer out of Level 3	—	(11)	—		—		(18)	—		—		—	—		—
Balance as of September 30, 2023	$—	$301	$—	(1)	$—	(1)	$374	$—	(1)	$—	(1)	$118,830	$—	(1)	$— (1)
Net change in unrealized appreciation (depreciation) for investments held as of September 30, 2023	$—	$(6)	$—		$—		$(8)	$—		$—		$18,830	$—		$—

(1) Includes one or more securities valued at $0.

142	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(5)Transfer agent and authorized agent fees and Shareholder communications expenses:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the year. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. For Investor Shares and Advisor Shares of the Funds, each Fund paid all or a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. For Institutional Shares, the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by a Fund), and for distribution and marketing services performed with respect to the Funds. See the Funds’ prospectus and statement of additional information about authorized agents. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the year ended September 30, 2023 (in thousands):

	Year Ended 9/30/2023
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Developing World Fund - Investor Shares	$ 49	$ 722	$ 771
Artisan Developing World Fund - Advisor Shares	35	1,174	1,209
Artisan Developing World Fund - Institutional Shares	43	—	43
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares	25	14	39
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares	24	4	28
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares	24	—	24
Artisan Floating Rate Fund - Investor Shares	27	17	44
Artisan Floating Rate Fund - Advisor Shares	26	17	43
Artisan Floating Rate Fund - Institutional Shares	26	—	26
Artisan Focus Fund - Investor Shares	54	443	497
Artisan Focus Fund - Advisor Shares	30	601	631
Artisan Focus Fund - Institutional Shares	29	—	29
Artisan Global Discovery Fund - Investor Shares	33	81	114
Artisan Global Discovery Fund - Advisor Shares	26	17	43
Artisan Global Discovery Fund - Institutional Shares	26	—	26
Artisan Global Equity Fund - Investor Shares	36	161	197
Artisan Global Equity Fund - Advisor Shares	26	4	30
Artisan Global Equity Fund - Institutional Shares	26	—	26
Artisan Global Opportunities Fund - Investor Shares	71	1,682	1,753
Artisan Global Opportunities Fund - Advisor Shares	30	497	527
Artisan Global Opportunities Fund - Institutional Shares	37	—	37
Artisan Global Unconstrained Fund - Investor Shares	24	14	38
Artisan Global Unconstrained Fund - Advisor Shares	24	4	28
Artisan Global Unconstrained Fund - Institutional Shares	24	—	24
Artisan Global Value Fund - Investor Shares	48	461	509
Artisan Global Value Fund - Advisor Shares	28	191	219
Artisan Global Value Fund - Institutional Shares	31	—	31
Artisan High Income Fund - Investor Shares	38	1,748	1,786
Artisan High Income Fund - Advisor Shares	57	2,523	2,580
Artisan High Income Fund - Institutional Shares	57	—	57
Artisan International Fund - Investor Shares	237	3,658	3,895

Artisan Partners Funds	143

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2023
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan International Fund - Advisor Shares	$ 33	$ 717	$ 750
Artisan International Fund - Institutional Shares	45	—	45
Artisan International Explorer Fund - Advisor Shares	31	9	40
Artisan International Explorer Fund - Institutional Shares	28	—	28
Artisan International Small-Mid Fund - Investor Shares	55	684	739
Artisan International Small-Mid Fund - Advisor Shares	31	1,024	1,055
Artisan International Small-Mid Fund - Institutional Shares	42	—	42
Artisan International Value Fund - Investor Shares	98	5,871	5,969
Artisan International Value Fund - Advisor Shares	44	6,010	6,054
Artisan International Value Fund - Institutional Shares	64	—	64
Artisan Mid Cap Fund - Investor Shares	131	3,228	3,359
Artisan Mid Cap Fund - Advisor Shares	33	499	532
Artisan Mid Cap Fund - Institutional Shares	55	—	55
Artisan Mid Cap Value Fund - Investor Shares	106	761	867
Artisan Mid Cap Value Fund - Advisor Shares	31	193	224
Artisan Mid Cap Value Fund - Institutional Shares	30	—	30
Artisan Select Equity Fund - Investor Shares	27	18	45
Artisan Select Equity Fund - Advisor Shares	25	1	26
Artisan Select Equity Fund - Institutional Shares	25	—	25
Artisan Small Cap Fund - Investor Shares	115	1,304	1,419
Artisan Small Cap Fund - Advisor Shares	31	232	263
Artisan Small Cap Fund - Institutional Shares	38	—	38
Artisan Sustainable Emerging Markets Fund - Investor Shares	30	24	54
Artisan Sustainable Emerging Markets Fund - Advisor Shares	26	30	56
Artisan Sustainable Emerging Markets Fund - Institutional Shares	28	—	28
Artisan Value Fund - Investor Shares	46	182	228
Artisan Value Fund - Advisor Shares	27	65	92
Artisan Value Fund - Institutional Shares	27	—	27
Artisan Value Income Fund - Investor Shares	27	15	42
Artisan Value Income Fund - Advisor Shares	26	1	27
Artisan Value Income Fund - Institutional Shares	25	—	25

(6)Derivative Transactions:

Each Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivative risk management program that takes into account how its derivatives use affects its investment in portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management. To the extent a Fund is not a limited derivatives user (as defined in Rule 18f-4), Rule 18f-4, among other things, limits a Fund’s derivatives exposure through a value-at-risk test and requires such Funds to adopt and implement a derivatives risk management program that is reasonably designed to manage the Funds’ derivatives risks. Subject to certain conditions, Funds that are limited derivatives users are not subject to the full requirements of Rule 18f-4. In order to qualify as a limited derivatives user, a Fund’s derivatives “exposure” (as defined in Rule 18f-4) cannot exceed 10% of its net assets, excluding certain currency or interest rate derivatives used for hedging purposes in accordance with specific requirements set out in Rule 18f-4. Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund and High Income Fund are full derivatives users while the remaining Funds are limited derivatives users.

144	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Developing World Fund, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, High Income Fund and International Explorer Fund each used foreign currency contracts for hedging currency exposure during the year ended September 30, 2023.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

Futures Transactions

Each Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund used futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument during the year ended September 30, 2023. High Income Fund used futures contracts to manage duration exposure during the year ended September 30, 2023.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as due from broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

Options Transactions

Each Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. Focus Fund, Global Unconstrained Fund, and Value Income Fund held option contracts during the year ended September 30, 2023.

Each Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in a Fund’s use of options. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund held swaption contracts during the year ended September 30, 2023.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Artisan Partners Funds	145

NOTES TO FINANCIAL STATEMENTS

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the year ended September 30, 2023, Focus Fund and Value Income Fund used options transactions to enhance alpha and minimize downside market risk.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimal credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies and other relevant factors.

To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the US Bankruptcy Code, each Fund intends to comply with provisions under the Bankruptcy Code that would allow it immediately to resell such collateral. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund held repurchase agreements during the year ended September 30, 2023.

Swap Transactions

Each Fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. An example of one type of swap involves the exchange by the Fund with another party of their respective commitments to pay or receive cash flows, for example, an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statement of Operations. Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market factors. These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party or derivatives clearing organization when the swap contract is executed and is recorded as Due from brokers on the Statement of Assets and Liabilities.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if a Fund agrees to exchange payments in US dollars for payments in a non-US currency, the swap agreement would tend to decrease a Fund’s exposure to US interest rates and increase its exposure to that non-US currency and interest rates.

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to a Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency.

Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

146	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

A credit default swap on a bond is an agreement between a Fund and a counterparty that enables a Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a specific default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a US or non-US corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

Each Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection).

Each Fund may also engage in total return swaps, in which payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). Total return swap agreements may be used to obtain exposure to a security, commodity, or market without owning or taking physical custody of such security or investing directly in such market. Each Fund may also enter into swap agreements on futures contracts including, but not limited to, index futures contracts. Swap agreements on futures contracts are generally subject to the same risks involved in the fund’s use of futures contracts, in addition to the risks involved in the fund’s use of swap agreements. A total return swap, or a swap on a futures contract, may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the Fund does not own or take physical custody of such asset or invest directly in such market.

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when a Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s NAV. During the year ended September 30, 2023, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund used swap transactions to create investment leverage. During the year ended September 30, 2023, International Value Fund used swap transactions to gain exposure in the issuer.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of September 30, 2023 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Developing World	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(1)
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$220
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(489)
	Interest rate	Futures contracts	Receivable for variation margin on futures contracts	$156	*
	Credit	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	$—	(1)*
	Interest rate	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	$(82	)*
	Credit	Over the counter swap contracts	Swap contracts, at value	$—	(1)
Focus	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$1,873
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(159)
	Equity	Written options contracts	Written options, at value	$(233)
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	$1,674
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$280
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(395)
	Interest rate	Futures contracts	Receivable for variation margin on futures contracts	$41	*
	Equity	Futures contracts	Receivable for variation margin on futures contracts	$175	*
	Credit	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	$(216	)*
	Interest rate	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	$(84	)*

Artisan Partners Funds	147

NOTES TO FINANCIAL STATEMENTS

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
	Credit	Over the counter swap contracts	Swap contracts, at value	$— (1)
	Interest rate	Over the counter swap contracts	Swap contracts, at value	$14
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	$41
High Income	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(26)
Value Income	Equity	Written options contracts	Written options, at value	$(4)

(1)  Amount rounds to less than $1.

*  Futures contracts and centrally cleared swap contracts are valued in this table at unrealized appreciation (depreciation). Amounts reported in the Statements of Assets and Liabilities reflect only the current day’s variation margin related to these contracts.

The effect of derivative instruments in the amount of realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on the Statements of Operations for the year ended September 30, 2023 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Developing World	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$—	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(1)
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$647	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(304)
	Interest rate	Futures contracts	Net realized gain on futures contracts	$670	Net decrease in unrealized appreciation or depreciation on futures contracts	$(155)
	Equity	Purchased options contracts	Net realized gain on investments, from unaffiliated issuers	$4	Net decrease in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$(3)
	Credit	Centrally cleared swap contracts	Net realized loss on swap contracts	$(6)	Net increase in unrealized apprectiation or depreciation on swap contracts	$— (1)
	Interest rate	Centrally cleared swap contracts	Net realized loss on swap contracts	$(310)	Net decrease in unrealized apprectiation or depreciation on swap contracts	$(36)
Focus	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$4,903	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(7,266)
	Equity	Written options contracts	Net realized loss on written options	$(5,342)	Net increase in unrealized appreciation or depreciation on written options	$5
	Equity	Purchased options contracts	Net realized loss on investments, from unaffiliated issuers	$(64,989)	Net increase in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$25,927
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$463	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(188)
	Interest rate	Futures contracts	Net realized gain on futures contracts	$411	Net increase in unrealized appreciation or depreciation on futures contracts	$29
	Equity	Futures contracts	Net realized loss on futures contracts	$(30)	Net decrease in unrealized appreciation or depreciation on futures contracts	$(3)
	Equity	Purchased options contracts	Net realized gain on investments, from unaffiliated issuers	$2	Net decrease in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$(45)
	Credit	Centrally cleared swap contracts	Net realized loss on swap contracts	$(198)	Net decrease in unrealized appreciation or depreciation on swap contracts	$(341)
	Interest rate	Centrally cleared swap contracts	Net realized loss on swap contracts	$(100)	Net decrease in unrealized appreciation or depreciation on swap contracts	$(121)
High Income	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(6)	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$(74)
	Interest rate	Futures contracts	Net realized gain on futures contracts	$3,824	Net decrease in unrealized appreciation or depreciation on futures contracts	$(4,289)
International Explorer	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(25)	Net decrease in unrealized appreciation or depreciation on foreign currency forward contracts	$—
International Value	Equity	OTC total return swap contracts	Net realized gain on swap contracts	$10,140	Net increase in unrealized appreciation or depreciation on swap contracts	$498
Value Income	Equity	Written options contracts	Net realized gain on written options	$19	Net increase in unrealized appreciation or depreciation on written options	$5

(1) Amount rounds to less than $1.

148	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

The average monthly amount outstanding for each derivative type for the year ended September 30, 2023 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Emerging Markets Debt Opportunities	Centrally cleared credit default swaps	$409
	Centrally cleared interest rate swaps	$7,986
	Foreign currency forward contracts	$24,904
	Futures contracts	$12,564
	Swaptions	$1
Focus	Foreign currency forward contracts	$147,921
	Purchased options contracts	$19,704
Global Unconstrained	Centrally cleared credit default swaps	$14,099
	Centrally cleared interest rate swaps	$8,599
	Foreign currency forward contracts	$20,946
	Futures contracts	$11,816
	Purchased options contracts	$12
	Variable rate swap	$200
High Income	Foreign currency forward contracts	$4,736
	Futures contracts	$7,520
International Explorer	Foreign currency forward contracts	$146
International Value	Total return swaps	$1,569
Value Income	Written options contracts	$8

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts as of September 30, 2023:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citigroup Global Markets	$42	$(42)	$—	$—
Emerging Markets Debt Opportunities	Standard Chartered Bank	160	(160)	—	—
Emerging Markets Debt Opportunities	JPMorgan Chase Bank, N.A.	18	(18)	—	—
Focus	JPMorgan Chase Bank, N.A.	1873	(159)	—	1,714
Global Unconstrained	JPMorgan Chase Bank, N.A.	69	(69)	—	—
Global Unconstrained	Standard Chartered Bank	185	(185)	—	—
Global Unconstrained	Goldman Sachs	13	—	—	13
Global Unconstrained	Citigroup Global Markets	13	(12)	—	1
	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citigroup Global Markets	$47	$(42)	$—	$5
Emerging Markets Debt Opportunities	Standard Chartered Bank	373	(160)	—	213
Emerging Markets Debt Opportunities	JPMorgan Chase Bank, N.A.	70	(18)	—	52
Focus	JPMorgan Chase Bank, N.A.	159	(159)	—	—
Global Unconstrained	JPMorgan Chase Bank, N.A.	104	(69)	—	35
Global Unconstrained	Standard Chartered Bank	261	(185)	—	76
Global Unconstrained	Citigroup Global Markets	12	(12)	—	—
Global Unconstrained	Societe Generale	18	—	—	18
High Income	JPMorgan Chase Bank, N.A.	26	—	—	26

Artisan Partners Funds	149

NOTES TO FINANCIAL STATEMENTS

(7)Related Party Transactions:

(a)Investment Advisory Agreement – The Adviser, with which the officers and two directors of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the year ended September 30, 2023. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Emerging Markets Debt Opportunities Fund and Select Equity Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.750%
$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.675
Greater than $5 billion	0.650

Floating Rate Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.680%
$1 billion to $2 billion	0.660
$2 billion to $3.5 billion	0.640
$3.5 billion to $10 billion	0.620
Greater than $10 billion	0.600

Focus Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Greater than $5 billion	0.875

Global Equity Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.825
Greater than $5 billion	0.800

150	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Global Unconstrained Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.950%
$1 billion to $2 billion	0.925
$2 billion to $3.5 billion	0.900
$3.5 billion to $5 billion	0.875
Greater than $5 billion	0.850

Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Explorer Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.050%
Greater than $500 million	1.000

International Small-Mid Fund

Average Daily Net Assets	Annual Rate
Less than $2 billion	1.050%
$2 billion to $3 billion	1.025
$3 billion to $4 billion	1.000
$4 billion to $5 billion	0.975
Greater than $5 billion	0.950

Artisan Partners Funds	151

NOTES TO FINANCIAL STATEMENTS

International Value Fund, Mid Cap Fund, Mid Cap Value Fund and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Sustainable Emerging Markets Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.850%
$1 billion to $2 billion	0.825
$2 billion to $3.5 billion	0.800
$3.5 billion to $5 billion	0.775
Greater than $5 billion	0.750

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

Value Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.700%
$1 billion to $2 billion	0.675
$2 billion to $3.5 billion	0.650
$3.5 billion to $5 billion	0.625
Greater than $5 billion	0.600

(b)Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees, and to the extent that the fee waiver is insufficient to reimburse any ordinary operating expenses, to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. These contractual limits continue through January 31, 2025 at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the year ended September 30, 2023 (dollar values in thousands).

152	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

For the year ended September 30, 2023, Emerging Markets Debt Opportunities Fund, Global Unconstrained Fund, and Value Income Fund incurred operating expenses of approximately $108,000, $78,000 and $144,000, respectively, that were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser at September 30, 2023.

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Emerging Markets Debt Opportunities Fund - Investor Shares	1.25%	53
Emerging Markets Debt Opportunities Fund - Advisor Shares	1.15%	67
Emerging Markets Debt Opportunities Fund - Institutional Shares	1.10%	196
Floating Rate Fund - Investor Shares	1.20%	55
Floating Rate Fund - Advisor Shares	1.10%	74
Floating Rate Fund - Institutional Shares	1.05%	85
Global Discovery Fund - Investor Shares	1.40%	12
Global Discovery Fund - Advisor Shares	1.30%	16
Global Discovery Fund - Institutional Shares	1.25%	—
Global Equity Fund - Investor Shares	1.35%	—
Global Equity Fund - Advisor Shares	1.25%	25
Global Equity Fund - Institutional Shares*	1.20%	—
Global Unconstrained Fund - Investor Shares	1.45%	50
Global Unconstrained Fund - Advisor Shares	1.35%	81
Global Unconstrained Fund - Institutional Shares	1.30%	179
International Explorer Fund - Advisor Shares	1.40%	54
International Explorer Fund - Institutional Shares	1.35%	74
Select Equity Fund - Investor Shares	1.25%	54
Select Equity Fund - Advisor Shares	1.15%	39
Select Equity Fund - Institutional Shares	1.10%	78
Sustainable Emerging Markets Fund - Investor Shares	1.15%	79
Sustainable Emerging Markets Fund - Advisor Shares	1.05%	96
Sustainable Emerging Markets Fund - Institutional Shares	1.00%	86
Value Fund - Investor Shares*	0.98%	22
Value Fund - Advisor Shares	0.88%	69
Value Fund - Institutional Shares*	0.83%	5
Value Income Fund - Investor Shares	1.20%	54
Value Income Fund - Advisor Shares	1.10%	49
Value Income Fund - Institutional Shares	1.05%	115

*Expense limit was effective July 1, 2023. Prior to July 1, 2023, there was no expense limit.

(c)Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the year ended September 30, 2023, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $300,000.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

Amount
Independent board chair	$100,000
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Artisan Partners Funds	153

NOTES TO FINANCIAL STATEMENTS

(d)Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(8)Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 5, 2024. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets (20% for Floating Rate Fund from June 7, 2023 through September 30, 2023) with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $350 million. The Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) the Eurodollar Rate for a one-month interest period commencing two business days after such day (but, in any event, not less than 0.00%) plus 1.00%, (ii) the federal funds effective rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% or (iii) the overnight bank funding rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% . The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2023, there were borrowings under the line of credit as follows:

Fund	Average Borrowings	Average Borrowing Rates
Developing World	$39,150,000	5.66%
Global Equity	1,950,000	6.33%

All fees and interest expense related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at September 30, 2023.

(9)Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the year ended September 30, 2023 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$2,087,025	$3,217,554
Emerging Market Debt Opportunities	43,151	29,578
Floating Rate	33,234	33,571
Focus	3,497,259	4,274,605
Global Discovery	117,683	170,405
Global Equity	249,204	265,628
Global Opportunities	947,204	1,910,393
Global Unconstrained	44,223	24,478
Global Value	265,995	602,533
High Income	2,129,796	1,076,092
International	3,925,222	5,166,828
International Explorer	54,737	9,492
International Small-Mid	1,095,249	1,225,908
International Value	5,886,783	4,571,201
Mid Cap	2,033,337	2,265,279
Mid Cap Value	348,948	693,261
Select Equity	8,868	10,928
Small Cap	553,256	898,846
Sustainable Emerging Markets	41,031	22,209
Value	101,922	96,847
Value Income	4,212	3,090

154	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(10)Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the year ended September 30, 2023 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the year ended September 30, 2023.

Transactions in securities of affiliates:

Funds	As of 09/30/2022		Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	As of 09/30/2023		Dividend Income@
	Shares Balance	Value					Share Balance	Value
International Small-Mid Fund
Carenet, Inc.†(1)	3,363	$27,595	$—	$(11,060)	$(4,871)	$69	1,952	$11,733	$128
CKD Corp.(1)	4,057	48,288	—	(5,774)	(3,178)	11,052	3,657	50,388	1,849
Daikokutenbussan Co. Ltd.(1)	838	30,492	—	(2,721)	(3,003)	7,331	762	32,099	144
Model N, Inc.*†	2,003	68,548	—	(16,360)	(313)	(13,681)	1,565	38,194	—
Ubicom Holdings, Inc.†(1)	847	12,677	—	(4,977)	(11,367)	6,841	352	3,174	60
ViewRay, Inc.*†	11,030	40,149	—	(6,964)	(3,129)	(29,982)	9,051	74	—
Total#		$227,749	$—	$(47,856)	$(25,861)	$(18,370)		$82,487	$2,181
International Value Fund
Arch Capital Group Ltd.*†	23,073	$1,050,732	$56,074	$(428,681)	$164,885	$557,628	17,572	$1,400,638	$—
Berkeley Group Holdings plc(1)	5,543	203,196	28,743	(7,673)	(4,735)	77,123	5,947	296,654	9,109
Sensata Technologies Holding plc†	8,750	326,188	35,382	(89,401)	(42,555)	42,554	7,196	272,168	4,005
Total#		$1,580,116	$120,199	$(525,755)	$117,595	$677,305		$296,654	$13,114

@ Net of foreign taxes withheld, if any.

† Issuer was not an affiliate as of September 30, 2023.

*Non-income producing security.

# Total value as of September 30, 2023 is presented only for those issuers that were affiliates as of September 30, 2023.

(1)  Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(11)Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of September 30, 2023 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$2,513,780	$522,036	$(257,037)	$264,999
Emerging Markets Debt Opportunities	34,497	575	(1,590)	(1,015)
Floating Rate	54,218	531	(1,533)	(1,002)
Focus	888,978	60,387	(27,570)	32,817
Global Discovery	175,017	48,316	(5,446)	42,870
Global Equity	181,000	17,910	(16,275)	1,635
Global Opportunities	1,823,864	776,595	(22,008)	754,587
Global Unconstrained	43,338	1,015	(1,951)	(936)
Global Value	1,630,092	535,774	(147,853)	387,921
High Income	7,758,252	41,754	(754,636)	(712,882)
International	4,268,842	1,011,415	(465,516)	545,899
International Explorer	77,459	3,196	(5,628)	(2,432)
International Small-Mid	3,906,554	652,342	(522,104)	130,238
International Value	23,775,664	6,017,255	(1,750,475)	4,266,780
Mid Cap	3,055,190	1,518,915	(127,234)	1,391,681
Mid Cap Value	757,162	405,716	(27,098)	378,618
Select Equity	33,944	4,935	(2,099)	2,836
Small Cap	1,203,648	529,352	(118,212)	411,140
Sustainable Emerging Markets	88,000	16,096	(9,102)	6,994
Value	211,563	89,359	(8,107)	81,252
Value Income	11,773	377	(1,141)	(764)

Artisan Partners Funds	155

NOTES TO FINANCIAL STATEMENTS

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2023 and the year ended September 30, 2022 were as follows (in thousands):

Fund	Year Ended 9/30/2023		Year Ended 9/30/2022
	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends		Long-Term Capital Gain Distributions
Developing World	$14,242	$—	$295,702		$388,716
Emerging Markets Debt Opportunities	2,159	336	508	(1)	—	(1)
Floating Rate	3,912	—	1,456	(2)	—	(2)
Focus	8,043	—	337,147		17,221
Global Discovery	233	—	7,395		19,221
Global Equity	2,074	—	19,459		28,859
Global Opportunities	—	—	27,681		553,418
Global Unconstrained	1,938	177	160	(3)	—	(3)
Global Value	10,802	70,342	28,483		197,964
High Income	482,065	37,826	478,573		44,189
International	78,879	69,382	429,877		1,409,800
International Explorer	47	—	—	(4)	—	(4)
International Small-Mid	3,473	—	45,109		128,582
International Value	48,411	378,197	1,229,228		1,001,989
Mid Cap	17,327	—	91,524		999,387
Mid Cap Value	6,654	237,354	34,762		229,661
Select Equity	501	440	545		670
Small Cap	7,342	—	29,251		366,277
Sustainable Emerging Markets	666	—	748		—
Value	831	37,844	6,388		37,133
Value Income	302	—	161	(5)	—	(5)

(1)For the period from commencement of operations (April 7, 2022) through September 30, 2022.

(2)For the period from commencement of operations (December 1, 2021) through March 31, 2022.

(3)For the period from commencement of operations (March 31, 2022) through March 31, 2022.

(4)For the period from commencement of operations (May 16, 2022) through September 30, 2022.

(5)For the period from commencement of operations (February 28, 2022) through March 31, 2022.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, dividends in excess and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at September 30, 2023 as follows:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Fund Shares Issued and Outstanding
Developing World	$38,427	$(1,408)	$(37,019)
Emerging Markets Debt Opportunities	267	(308)	41
Floating Rate	(79)	79	—
Focus	5,256	(4,899)	(357)
Global Discovery	1,924	(13)	(1,911)
Global Equity	(49)	50	(1)

156	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Fund Shares Issued and Outstanding
Global Opportunities	4,299	(4,337)	38
Global Unconstrained	222	(242)	20
Global Value	(953)	(1,717)	2,670
High Income	(1,339)	1,339	—
International	(4,012)	(2,021)	6,033
International Explorer	(61)	9	52
International Small-Mid	2,716	(476)	(2,240)
International Value	(23,158)	5,224	17,934
Mid Cap	56,508	63	(56,571)
Mid Cap Value	(3,033)	(20,969)	24,002
Select Equity	(160)	160	—
Small Cap	26,284	981	(27,265)
Sustainable Emerging Markets	(80)	80	— (a)
Value	(327)	(2,215)	2,542
Value Income	(8)	29	(21)

(a) Amount rounds to less than $1

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2023. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2023.

Additional tax information as of and for the year ended September 30, 2023 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)*	Tax Components of Net Assets Appreciation (Depreciation)	Total Distributable Earnings
Developing World	$—	$—	$—	$(11,005)	$(477,764)	$265,002	$(223,767)
Emerging Markets Debt Opportunities	1,135	231	—	—	(4)	(1,135)	227
Floating Rate	79	—	—	—	(622)	(1,002)	(1,545)
Focus	—	—	—	(1,057)	(18,096)	15,443	(3,710)
Global Discovery	—	—	—	(772)	(29,935)	42,875	12,168
Global Equity	1,441	—	—	—	(5,227)	1,590	(2,196)
Global Opportunities	—	63,415	—	—	(289)	754,560	817,686
Global Unconstrained	1,034	210	—	—	(5)	(1,178)	61
Global Value	19,860	43,093	—	—	(183)	387,880	450,650
High Income	6,136	—	—	—	(67,660)	(717,954)	(779,478)
International	57,019	28,339	—	—	(654)	544,313	629,017
International Explorer	1,569	51	—	—	(4)	(2,551)	(935)
International Small-Mid	—	—	—	—	(177,101)	126,149	(50,952)
International Value	325,170	380,241	—	—	(1,389)	4,236,354	4,940,476
Mid Cap	—	—	—	(23,014)	(80,582)	1,391,679	1,288,083
Mid Cap Value	6,512	162,887	—	—	(143)	378,620	547,876
Select Equity	22	—	—	—	(636)	2,835	2,221
Small Cap	—	—	—	(11,833)	(304,385)	411,138	94,920
Sustainable Emerging Markets	625	—	—	—	(143,379)	6,680	(136,074)
Value	2,322	13,253	—	—	(25)	81,247	96,797
Value Income	—	—	—	(1)	(548)	(764)	(1,313)

*Other deferred gains and losses relate to (a) distribution payable at year end (b) other items including deferred compensation and capital loss carryforward.

Artisan Partners Funds	157

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2023, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring –ST	Unexpiring –LT	Utilized in CY
Developing World	$477,420	$—	$—
Floating Rate	530	86	—
Focus	17,995	—	83,324
Global Discovery	29,034	884	—
Global Equity	5,209	—	—
High Income	—	54,140	—
International Explorer	—	—	162
International Small-Mid	30,698	146,147	—
Mid Cap	80,161	—	—
Select Equity	—	626	—
Small Cap	246,390	57,814	—
Sustainable Emerging Martkets	6,175	137,190	—
Value Income	296	247	—

(1) Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323, pursuant to IRC Section 382-383.

(12)Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,527,654	$37,283	7,470,810	$141,791
Advisor Shares	29,662,990	430,433	71,081,577	1,307,328
Institutional Shares	12,816,132	188,572	29,932,152	533,624
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	28,334	364	2,902,230	68,136
Advisor Shares	496,274	6,427	14,263,543	338,006
Institutional Shares	360,707	4,696	7,092,177	169,058
Cost of shares redeemed
Investor Shares	(12,356,110)	(165,867)	(16,787,479)	(297,852)
Advisor Shares	(74,404,045)	(1,064,140)	(133,496,326)	(2,343,680)
Institutional Shares	(36,944,380)	(534,239)	(55,734,088)	(987,399)
Net increase (decrease) from fund share transactions
Investor Shares	(9,800,122)	(128,220)	(6,414,439)	(87,925)
Advisor Shares	(44,244,781)	(627,280)	(48,151,206)	(698,346)
Institutional Shares	(23,767,541)	(340,971)	(18,709,759)	(284,717)
Redemption Fees

158	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	EMERGING MARKETS DEBT OPPORTUNITIES
	Year Ended 9/30/2023		Period Ended 9/30/2022(1)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	257,539	$2,657	8,969	$88
Advisor Shares	876,903	8,947	44,242	438
Institutional Shares	48,265	496	2,106,225	21,058
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	5,672	58	165	2
Advisor Shares	25,698	262	929	9
Institutional Shares	217,742	2,175	51,335	497
Cost of shares redeemed(4)
Investor Shares	(11,469)	(114)	—	—
Advisor Shares	(13,973)	(143)	—	—
Institutional Shares	(35,886)	(363)	(2,727)	(26)
Net increase from fund share transactions
Investor Shares	251,742	2,601	9,134	90
Advisor Shares	888,628	9,066	45,171	447
Institutional Shares	230,121	2,308	2,154,833	21,529
Redemption Fees
Investor Shares		2		—

	FLOATING RATE
	Year Ended 9/30/2023		Period Ended 9/30/2022(2)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	390,239	$3,705	280,147	$2,719
Advisor Shares	654,222	6,204	2,737,014	26,946
Institutional Shares	322,906	3,070	3,318,819	33,023
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	30,900	293	4,253	41
Advisor Shares	138,715	1,313	53,482	511
Institutional Shares	242,639	2,296	94,596	902
Cost of shares redeemed(4)
Investor Shares	(107,278)	(1,010)	(20,931)	(203)
Advisor Shares	(726,162)	(6,839)	(994,399)	(9,499)
Institutional Shares	(635,120)	(6,000)	(394,361)	(3,759)
Net increase from fund share transactions
Investor Shares	313,861	2,988	263,469	2,557
Advisor Shares	66,775	678	1,796,097	17,958
Institutional Shares	(69,575)	(634)	3,019,054	30,166
Redemption Fees
Investor Shares		1		—

Artisan Partners Funds	159

NOTES TO FINANCIAL STATEMENTS

	FOCUS
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,920,650	$31,100	4,690,488	$84,203
Advisor Shares	7,312,438	120,080	15,192,061	287,151
Institutional Shares	7,364,623	119,613	10,512,079	182,072
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	46,081	752	2,442,848	51,056
Advisor Shares	202,531	3,317	8,143,796	170,694
Institutional Shares	66,966	1,099	1,731,756	36,384
Cost of shares redeemed
Investor Shares	(14,661,282)	(251,855)	(6,784,230)	(127,828)
Advisor Shares	(29,818,145)	(489,779)	(24,269,096)	(446,780)
Institutional Shares	(22,091,094)	(371,271)	(9,012,101)	(163,400)
Net increase (decrease) from fund share transactions
Investor Shares	(12,694,551)	(220,003)	349,106	7,431
Advisor Shares	(22,303,176)	(366,382)	(933,239)	11,065
Institutional Shares	(14,659,505)	(250,559)	3,231,734	55,056

	GLOBAL DISCOVERY
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	173,806	$2,857	441,723	$8,708
Advisor Shares	513,339	8,223	751,523	15,486
Institutional Shares	416,529	6,827	2,214,973	45,023
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	—	—	213,639	4,734
Advisor Shares	—	—	71,423	1,585
Institutional Shares	14,979	233	907,373	20,198
Cost of shares redeemed
Investor Shares	(841,514)	(13,439)	(800,050)	(14,980)
Advisor Shares	(382,839)	(5,826)	(739,039)	(12,743)
Institutional Shares	(3,045,585)	(51,521)	(2,035,430)	(34,947)
Net increase (decrease) from fund share transactions
Investor Shares	(667,708)	(10,582)	(144,688)	(1,538)
Advisor Shares	130,500	2,397	83,907	4,328
Institutional Shares	(2,614,077)	(44,461)	1,086,916	30,274

	GLOBAL EQUITY
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	70,823	$1,184	363,512	$6,926
Advisor Shares	89,571	1,437	284,081	4,849
Institutional Shares	146,938	2,524	1,987,292	33,399
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	39,782	651	1,087,193	22,418
Advisor Shares	2,831	46	104,739	2,161
Institutional Shares	76,048	1,262	1,026,998	21,464
Cost of shares redeemed
Investor Shares	(748,769)	(12,396)	(2,958,596)	(54,061)
Advisor Shares	(105,577)	(1,751)	(688,532)	(11,692)
Institutional Shares	(697,435)	(11,633)	(2,467,539)	(45,052)
Net increase (decrease) from fund share transactions
Investor Shares	(638,164)	(10,561)	(1,507,891)	(24,717)
Advisor Shares	(13,175)	(268)	(299,712)	(4,682)
Institutional Shares	(474,449)	(7,847)	546,751	9,811

160	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL OPPORTUNITIES
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,358,932	$37,517	4,275,468	$137,036
Advisor Shares	3,328,051	92,328	6,618,480	211,795
Institutional Shares	4,634,894	133,992	10,812,675	360,106
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	—	—	3,998,126	148,890
Advisor Shares	—	—	3,000,905	112,774
Institutional Shares	—	—	7,348,834	279,991
Cost of shares redeemed
Investor Shares	(9,252,104)	(250,802)	(14,827,587)	(451,998)
Advisor Shares	(12,311,797)	(333,265)	(15,991,074)	(491,833)
Institutional Shares	(24,401,480)	(683,682)	(21,811,032)	(713,959)
Net increase (decrease) from fund share transactions
Investor Shares	(7,893,172)	(213,285)	(6,553,993)	(166,072)
Advisor Shares	(8,983,746)	(240,937)	(6,371,689)	(167,264)
Institutional Shares	(19,766,586)	(549,690)	(3,649,523)	(73,862)

	GLOBAL UNCONSTRAINED
	Year Ended 9/30/2023		Period Ended 9/30/2022(3)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	56,917	$570	45,885	$463
Advisor Shares	2,048,763	20,689	196,899	1,967
Institutional Shares	1,006,560	10,010	1,230,442	12,315
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,022	59	294	3
Advisor Shares	41,512	412	2,040	20
Institutional Shares	166,724	1,644	13,686	137
Cost of shares redeemed(4)
Investor Shares	(3,103)	(31)	(19)	—
Advisor Shares	(15,087)	(149)	—	—
Institutional Shares	(90,099)	(900)	(1,917)	(19)
Net increase from fund share transactions
Investor Shares	59,836	598	46,160	466
Advisor Shares	2,075,188	20,952	198,939	1,987
Institutional Shares	1,083,185	10,754	1,242,211	12,433
Redemption Fees
Advisor Shares		2		—
Institutional Shares		1		—

Artisan Partners Funds	161

NOTES TO FINANCIAL STATEMENTS

	GLOBAL VALUE
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	732,006	$13,664	1,486,945	$29,522
Advisor Shares	2,384,302	43,246	3,990,120	77,572
Institutional Shares	6,844,758	121,551	21,133,681	396,244
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	454,863	7,728	1,169,733	23,816
Advisor Shares	606,275	10,276	1,363,221	27,701
Institutional Shares	3,080,893	52,344	7,107,819	144,786
Cost of shares redeemed
Investor Shares	(3,106,831)	(55,703)	(3,171,851)	(61,381)
Advisor Shares	(6,128,230)	(108,730)	(3,983,122)	(74,999)
Institutional Shares	(14,880,258)	(269,580)	(27,007,128)	(511,902)
Net increase (decrease) from fund share transactions
Investor Shares	(1,919,962)	(34,311)	(515,173)	(8,043)
Advisor Shares	(3,137,653)	(55,208)	1,370,219	30,274
Institutional Shares	(4,954,607)	(95,685)	1,234,372	29,128

	HIGH INCOME
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	14,742,464	$127,769	21,972,142	$210,935
Advisor Shares	155,911,423	1,346,556	112,796,323	1,065,335
Institutional Shares	203,369,011	1,757,120	127,041,635	1,186,468
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,351,186	54,887	9,043,579	86,993
Advisor Shares	24,034,118	207,595	22,457,803	214,298
Institutional Shares	14,320,098	123,691	13,101,185	124,855
Cost of shares redeemed(4)
Investor Shares	(29,541,734)	(255,028)	(81,347,747)	(772,200)
Advisor Shares	(133,676,627)	(1,151,478)	(148,814,020)	(1,401,726)
Institutional Shares	(112,587,861)	(968,673)	(77,269,224)	(724,085)
Net increase (decrease) from fund share transactions
Investor Shares	(8,448,084)	(72,372)	(50,332,026)	(474,272)
Advisor Shares	46,268,914	402,673	(13,559,894)	(122,093)
Institutional Shares	105,101,248	912,138	62,873,596	587,238
Redemption Fees
Investor Shares		34		116
Advisor Shares		222		275
Institutional Shares		78		80

162	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,940,582	$99,692	4,878,673	$134,566
Advisor Shares	4,413,558	108,833	9,078,191	245,647
Institutional Shares	9,318,300	233,958	25,657,363	704,771
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,787,579	42,902	18,624,907	557,071
Advisor Shares	786,542	18,783	9,803,061	291,935
Institutional Shares	2,804,345	67,641	25,644,328	771,381
Cost of shares redeemed
Investor Shares	(20,128,269)	(498,596)	(30,595,419)	(830,194)
Advisor Shares	(13,006,089)	(318,156)	(26,103,285)	(712,537)
Institutional Shares	(31,708,451)	(795,818)	(61,890,825)	(1,648,129)
Net increase (decrease) from fund share transactions
Investor Shares	(14,400,108)	(356,002)	(7,091,839)	(138,557)
Advisor Shares	(7,805,989)	(190,540)	(7,222,033)	(174,955)
Institutional Shares	(19,585,806)	(494,219)	(10,589,134)	(171,977)

	INTERNATIONAL EXPLORER
	Year Ended 9/30/2023		Period Ended 9/30/2022(5)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Advisor Shares	3,391,448	$37,575	674,918	$6,881
Institutional Shares	2,094,641	21,612	1,730,893	17,443
Net asset value of shares issued in reinvestment of dividends and distributions
Advisor Shares	796	8	—	—
Institutional Shares	1,280	12	—	—
Cost of shares redeemed
Advisor Shares	(278,181)	(2,852)	(6,118)	(59)
Institutional Shares	(346,948)	(3,686)	(36,399)	(362)
Net increase from fund share transactions
Advisor Shares	3,114,063	34,731	668,800	6,822
Institutional Shares	1,748,973	17,938	1,694,494	17,081

	INTERNATIONAL SMALL-MID
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,881,446	$46,413	4,161,258	$72,617
Advisor Shares	13,883,595	224,702	27,893,529	477,225
Institutional Shares	28,639,076	469,785	49,845,304	876,465
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	—	—	688,580	14,109
Advisor Shares	16,852	264	2,266,734	46,559
Institutional Shares	179,689	2,848	4,721,866	98,120
Cost of shares redeemed
Investor Shares	(7,574,621)	(122,535)	(8,256,751)	(141,622)
Advisor Shares	(24,045,760)	(378,778)	(34,331,388)	(574,051)
Institutional Shares	(37,319,974)	(607,781)	(58,593,168)	(996,877)
Net increase (decrease) from fund share transactions
Investor Shares	(4,693,175)	(76,122)	(3,406,913)	(54,896)
Advisor Shares	(10,145,313)	(153,812)	(4,171,125)	(50,267)
Institutional Shares	(8,501,209)	(135,148)	(4,025,998)	(22,292)

Artisan Partners Funds	163

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL VALUE
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	9,834,815	$406,440	8,291,428	$328,863
Advisor Shares	74,926,006	3,082,648	60,092,836	2,405,960
Institutional Shares	91,953,057	3,783,574	146,452,838	6,097,063
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,132,434	42,772	5,974,617	251,146
Advisor Shares	2,581,862	97,310	11,140,147	465,887
Institutional Shares	6,502,378	246,239	30,721,316	1,289,424
Cost of shares redeemed
Investor Shares	(11,090,064)	(439,709)	(13,135,629)	(518,863)
Advisor Shares	(34,206,528)	(1,383,817)	(64,767,550)	(2,725,845)
Institutional Shares	(94,346,236)	(3,751,543)	(70,332,385)	(2,796,686)
Net increase from fund share transactions
Investor Shares	(122,815)	9,503	1,130,416	61,146
Advisor Shares	43,301,340	1,796,141	6,465,433	146,002
Institutional Shares	4,109,199	278,270	106,841,769	4,589,801

	MID CAP
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,328,320	$161,999	7,385,851	$288,438
Advisor Shares	4,969,386	151,177	7,488,704	286,518
Institutional Shares	13,910,998	506,242	14,203,132	642,122
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	111,051	3,217	7,472,214	341,032
Advisor Shares	82,923	2,447	3,050,814	141,832
Institutional Shares	269,709	9,318	8,489,882	461,850
Cost of shares redeemed
Investor Shares	(11,925,799)	(363,848)	(12,920,194)	(504,849)
Advisor Shares	(5,753,584)	(177,492)	(7,888,493)	(299,371)
Institutional Shares	(15,810,383)	(578,602)	(20,078,294)	(878,409)
Net increase (decrease) from fund share transactions
Investor Shares	(6,486,428)	(198,632)	1,937,871	124,621
Advisor Shares	(701,275)	(23,868)	2,651,025	128,979
Institutional Shares	(1,629,676)	(63,042)	2,614,720	225,563

	MID CAP VALUE
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	844,727	$14,306	3,346,819	$71,410
Advisor Shares	2,185,290	36,821	2,617,668	52,809
Institutional Shares	2,233,627	37,230	2,436,382	50,058
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,249,487	69,309	3,275,188	69,860
Advisor Shares	4,464,196	72,365	3,337,333	70,918
Institutional Shares	5,860,535	95,058	4,507,359	95,826
Cost of shares redeemed
Investor Shares	(5,888,215)	(99,830)	(13,701,582)	(267,761)
Advisor Shares	(14,894,769)	(249,205)	(6,559,601)	(136,708)
Institutional Shares	(6,018,631)	(101,133)	(10,527,284)	(223,157)
Net increase (decrease) from fund share transactions
Investor Shares	(794,001)	(16,215)	(7,079,575)	(126,491)
Advisor Shares	(8,245,283)	(140,019)	(604,600)	(12,981)
Institutional Shares	2,075,531	31,155	(3,583,543)	(77,273)

164	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	SELECT EQUITY
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	37,336	$425	35,252	$452
Advisor Shares	25,352	262	20,516	206
Institutional Shares	107,453	1,257	1,091,230	13,142
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,388	69	10,699	142
Advisor Shares	5,163	56	6,464	86
Institutional Shares	75,440	816	74,662	987
Cost of shares redeemed
Investor Shares	(48,366)	(536)	(24,326)	(298)
Advisor Shares	(85,455)	(1,022)	(917)	(11)
Institutional Shares	(32,754)	(386)	(33,527)	(408)
Net increase from fund share transactions
Investor Shares	(4,642)	(42)	21,625	296
Advisor Shares	(54,940)	(704)	26,063	281
Institutional Shares	150,139	1,687	1,132,365	13,721

	SMALL CAP
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,440,464	$44,383	3,256,368	$118,733
Advisor Shares	2,588,754	78,762	10,094,246	357,099
Institutional Shares	5,146,391	161,456	11,286,868	402,996
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	49,814	1,521	2,406,177	104,067
Advisor Shares	42,554	1,311	2,969,408	129,469
Institutional Shares	123,394	3,887	2,704,864	120,637
Cost of shares redeemed
Investor Shares	(4,188,990)	(128,581)	(6,753,630)	(245,803)
Advisor Shares	(6,713,602)	(210,533)	(26,304,832)	(847,310)
Institutional Shares	(8,580,993)	(272,166)	(14,875,744)	(520,695)
Net increase (decrease) from fund share transactions
Investor Shares	(2,698,712)	(82,677)	(1,091,085)	(23,003)
Advisor Shares	(4,082,294)	(130,460)	(13,241,178)	(360,742)
Institutional Shares	(3,311,208)	(106,823)	(884,012)	2,938

	SUSTAINABLE EMERGING MARKETS
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	183,428	$2,763	662,977	$11,430
Advisor Shares(6)	826,162	11,807	2,174,780	30,102
Institutional Shares	1,548,001	23,775	1,405,810	24,249
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	8,273	112	33,599	659
Advisor Shares(6)	20,527	277	—	—
Institutional Shares	16,843	232	4,462	89
Cost of shares redeemed
Investor Shares	(267,888)	(3,943)	(2,930,208)	(41,929)
Advisor Shares(6)	(503,915)	(7,191)	(20,477)	(280)
Institutional Shares	(516,705)	(7,636)	(56,922)	(940)
Net increase from fund share transactions
Investor Shares	(76,187)	(1,068)	(2,233,632)	(29,840)
Advisor Shares(6)	342,774	4,893	2,154,303	29,822
Institutional Shares	1,048,139	16,371	1,353,350	23,398

Artisan Partners Funds	165

NOTES TO FINANCIAL STATEMENTS

	VALUE
	Year Ended 9/30/2023		Year Ended 9/30/2022
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	787,870	$10,314	856,850	$12,330
Advisor Shares	3,153,937	40,437	799,189	11,773
Institutional Shares	3,772,937	49,224	2,078,297	30,020
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,107,046	13,130	825,284	12,297
Advisor Shares	763,304	8,999	783,355	11,601
Institutional Shares	1,208,967	14,254	1,198,806	17,766
Cost of shares redeemed
Investor Shares	(2,401,585)	(31,001)	(1,514,916)	(22,102)
Advisor Shares	(1,813,496)	(23,078)	(3,166,768)	(44,521)
Institutional Shares	(3,048,342)	(37,147)	(5,786,232)	(85,318)
Net increase (decrease) from fund share transactions
Investor Shares	(506,669)	(7,557)	167,218	2,525
Advisor Shares	2,103,745	26,358	(1,584,224)	(21,147)
Institutional Shares	1,933,562	26,331	(2,509,129)	(37,532)

	VALUE INCOME
	Year Ended 9/30/2023		Period Ended 9/30/2022(7)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	52,711	$483	110,107	$1,067
Advisor Shares	53,850	487	142,757	1,376
Institutional Shares	88,223	806	876,184	8,756
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,008	18	1,389	12
Advisor Shares	4,952	44	2,039	18
Institutional Shares	26,806	240	15,001	131
Cost of shares redeemed
Investor Shares	(58,633)	(536)	(21,611)	(195)
Advisor Shares	(1,091)	(10)	(276)	(2)
Institutional Shares	(22,368)	(200)	(8,723)	(76)
Net increase from fund share transactions
Investor Shares	(3,914)	(35)	89,885	884
Advisor Shares	57,711	521	144,520	1,392
Institutional Shares	92,661	846	882,462	8,811

(1) For the period from commencement of operations (April 7, 2022) through September 30, 2022.

(2) For the period from commencement of operations (December 1, 2021) through September 30, 2022.

(3) For the period from commencement of operations (March 31, 2022) through September 30, 2022.

(4) Net of redemption fees.

(5) For the period from commencement of operations (May 16, 2022) through September 30, 2022.

(6) For the period from commencement of operations (April 25, 2022) through September 30, 2022.

(7) For the period from commencement of operations (February 28, 2022) through September 30, 2022.

166	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(13)Accounting Pronouncements:

In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require the Funds to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

(14)Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Partners Funds	167

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of Artisan Partners Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Artisan Partners Funds, Inc. (comprising Artisan Developing World Fund, Artisan Emerging Markets Debt Opportunities Fund, Artisan Floating Rate Fund, Artisan Focus Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Unconstrained Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Explorer Fund, Artisan International Small-Mid Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Select Equity Fund, Artisan Small Cap Fund, Artisan Sustainable Emerging Markets Fund, Artisan Value Fund and Artisan Value Income Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2023, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Artisan Partners Funds, Inc. at September 30, 2023, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Artisan Partners Funds, Inc.	Statements of operations	Statements of changes in net assets	Financial highlights

Artisan Developing World Fund
Artisan Focus Fund
Artisan Global Discovery Fund
Artisan Global Equity Fund
Artisan Global Opportunities Fund
Artisan Global Value Fund
Artisan High Income Fund
Artisan International Fund
Artisan International Small-Mid Fund
Artisan International Value Fund
Artisan Mid Cap Fund
Artisan Mid Cap Value Fund
Artisan Small Cap Fund
Artisan Sustainable Emerging Markets Fund
Artisan Value Fund

	For the year ended September 30, 2023	For each of the two years in the period ended September 30, 2023	For each of the five years in the period ended September 30, 2023
Artisan Select Equity Fund	For the year ended September 30, 2023	For each of the two years in the period ended September 30, 2023	For each of the three years in the period ended September 30, 2023 and for the period from February 28, 2020 (commencement of operations) through September 30, 2020
Artisan Floating Rate Fund	For the year ended September 30, 2023	For the year ended September 30, 2023 and for the period from December 1, 2021 (commencement of operations) through September 30, 2022	For the year ended September 30, 2023, and for the period from December 1, 2021 (commencement of operations) through September 30, 2022
Artisan Value Income Fund	For the year ended September 30, 2023	For the year ended September 30, 2023 and for the period from February 28, 2022 (commencement of operations) through September 30, 2022	For the year ended September 30, 2023, and for the period from February 28, 2022 (commencement of operations) through September 30, 2022
Artisan Global Unconstrained Fund	For the year ended September 30, 2023	For the year ended September 30, 2023 and for the period from March 31, 2022 (commencement of operations) through September 30, 2022	For the year ended September 30, 2023, and for the period from March 31, 2022 (commencement of operations) through September 30, 2022
Artisan Emerging Markets Debt Opportunities Fund	For the year ended September 30, 2023	For the year ended September 30, 2023 and for the period from April 7, 2022 (commencement of operations) through September 30, 2022	For the year ended September 30, 2023, and for the period from April 7, 2022 (commencement of operations) through September 30, 2022
Artisan International Explorer Fund	For the year ended September 30, 2023	For the year ended September 30, 2023 and for the period from May 16, 2022 (commencement of operations) through September 30, 2022	For the year ended September 30, 2023, and for the period from May 16, 2022 (commencement of operations) through September 30, 2022

168	Artisan Partners Funds

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian, brokers, counterparties and agent banks; when replies were not received from the custodian, brokers, counterparties and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Artisan Partners Funds investment companies since 2003.

Minneapolis, Minnesota
November 21, 2023

Artisan Partners Funds	169

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investing in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares, in thousands), (ii) the amount of ordinary dividends paid during the year ended September 30, 2023 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the year ended September 30, 2023 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains	Qualified Dividend Income	Dividends Received Deduction
Developing World	$—	82.86%	23.16%
Emerging Markets Debt Opportunities	336	N/A	N/A
Floating Rate	—	N/A	N/A
Focus	—	100.00	100.00
Global Discovery	—	100.00	100.00
Global Equity	—	100.00	27.58
Global Opportunities	4,299	N/A	N/A
Global Unconstrained	177	N/A	N/A
Global Value	71,328	100.00	99.50
High Income	37,826	N/A	N/A
International	71,123	100.00	N/A
International Explorer	—	100.00	N/A
International Small-Mid	—	100.00	2.29
International Value	383,059	100.00	N/A
Mid Cap	—	59.50	50.30
Mid Cap Value	260,847	100.00	100.00
Select Equity	440	99.55	64.35
Small Cap	—	36.97	36.97
Sustainable Emerging Markets	—	100.00	N/A
Value	40,209	100.00	100.00
Value Income	—	100.00	89.31

170	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended September 30, 2023 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and dividends/interest on securities sold short. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period 4/1/2023-9/30/2023	Expense Ratio
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$944.60	$6.39	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.63	1.31%
Advisor Shares
Actual	$1,000.00	$945.10	$5.51	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.72	1.13%
Institutional Shares
Actual	$1,000.00	$ 945.40	$5.12	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Artisan Emerging Markets Debt Opportunities Fund
Investor Shares
Actual	$1,000.00	$992.00	$6.24	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Advisor Shares
Actual	$1,000.00	$993.30	$6.11	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Institutional Shares
Actual	$1,000.00	$993.50	$5.84	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Artisan Floating Rate Fund
Investor Shares
Actual	$1,000.00	$1,073.30	$6.24	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Advisor Shares
Actual	$1,000.00	$1,073.80	$5.72	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Institutional Shares
Actual	$1,000.00	$1,074.10	$5.46	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%

Artisan Partners Funds	171

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period 4/1/2023-9/30/2023	Expense Ratio
Artisan Focus Fund
Investor Shares
Actual	$1,000.00	$1,001.80	$6.93	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.98	1.38%
Advisor Shares
Actual	$1,000.00	$1,003.60	$5.68	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.72	1.13%
Institutional Shares
Actual	$1,000.00	$1,003.60	$5.22	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Artisan Global Discovery Fund
Investor Shares
Actual	$1,000.00	$981.60	$6.95	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.08	1.40%
Advisor Shares
Actual	$1,000.00	$981.60	$6.46	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%
Institutional Shares
Actual	$1,000.00	$982.90	$5.47	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$963.70	$6.45	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.63	1.31%
Advisor Shares
Actual	$1,000.00	$963.80	$6.15	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Institutional Shares
Actual	$1,000.00	$964.80	$5.17	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$997.50	$5.76	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Advisor Shares
Actual	$1,000.00	$998.60	$5.06	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.11	1.01%
Institutional Shares
Actual	$1,000.00	$999.00	$4.56	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.61	0.91%
Artisan Global Unconstrained Fund
Investor Shares
Actual	$1,000.00	$1,036.10	$7.40	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.33	1.45%
Advisor Shares
Actual	$1,000.00	$1,037.20	$6.89	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Institutional Shares
Actual	$1,000.00	$1,036.90	$6.64	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%

172	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period 4/1/2023-9/30/2023	Expense Ratio
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,026.70	$6.35	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Advisor Shares
Actual	$1,000.00	$1,027.30	$5.64	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.62	1.11%
Institutional Shares
Actual	$1,000.00	$1,027.70	$5.18	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.17	1.02%
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,033.50	$4.79	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.76	0.94%
Advisor Shares
Actual	$1,000.00	$1,034.30	$4.03	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.00	0.79%
Institutional Shares
Actual	$1,000.00	$1,034.80	$3.57	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55	0.70%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$960.20	$5.85	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%
Advisor Shares
Actual	$1,000.00	$961.20	$5.16	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Institutional Shares
Actual	$1,000.00	$961.60	$4.67	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Artisan International Explorer Fund
Advisor Shares
Actual	$1,000.00	$939.90	$6.81	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.08	1.40%
Institutional Shares
Actual	$1,000.00	$940.80	$6.57	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Artisan International Small-Mid Fund
Investor Shares
Actual	$1,000.00	$926.10	$6.33	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.63	1.31%
Advisor Shares
Actual	$1,000.00	$926.50	$5.55	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Institutional Shares
Actual	$1,000.00	$926.70	$5.22	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.47	1.08%

Artisan Partners Funds	173

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period 4/1/2023-9/30/2023	Expense Ratio
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,007.60	$5.99	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%
Advisor Shares
Actual	$1,000.00	$1,008.30	$5.29	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Institutional Shares
Actual	$1,000.00	$1,008.70	$4.78	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,013.60	$6.06	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Advisor Shares
Actual	$1,000.00	$1,014.30	$5.30	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Institutional Shares
Actual	$1,000.00	$1,014.60	$4.90	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$4.91	0.97%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,012.90	$6.21	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23	1.23%
Advisor Shares
Actual	$1,000.00	$1,013.60	$5.45	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.47	1.08%
Institutional Shares
Actual	$1,000.00	$1,014.80	$5.05	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%
Artisan Select Equity Fund
Investor Shares
Actual	$1,000.00	$1,004.20	$6.28	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Advisor Shares
Actual	$1,000.00	$1,004.20	$5.78	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Institutional Shares
Actual	$1,000.00	$1,005.10	$5.53	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$930.30	$5.95	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23	1.23%
Advisor Shares
Actual	$1,000.00	$931.30	$5.13	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.37	1.06%
Institutional Shares
Actual	$1,000.00	$931.30	$4.84	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

174	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Expenses Paid During Period 4/1/2023-9/30/2023	Expense Ratio
Artisan Sustainable Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$996.70	$5.76	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Advisor Shares
Actual	$1,000.00	$997.30	$5.26	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Institutional Shares
Actual	$1,000.00	$997.40	$5.01	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,049.20	$5.34	1.04%	(4)
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%	(4)
Advisor Shares
Actual	$1,000.00	$1,049.50	$4.52	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.46	0.88%
Institutional Shares
Actual	$1,000.00	$1,049.50	$4.26	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.20	0.83%
Artisan Value Income Fund
Investor Shares
Actual	$1,000.00	$989.80	$5.99	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Advisor Shares
Actual	$1,000.00	$990.00	$5.49	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Institutional Shares
Actual	$1,000.00	$991.20	$5.24	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%

(1)  Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended September 30, 2023, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(2)  Annualized ratio of expenses to average net assets for the six-month period ended September 30, 2023.

(3)  Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.

(4)  There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.98%.

Artisan Partners Funds	175

FACTORS CONSIDERED IN RENEWING CERTAIN FUNDS’ ADVISORY AGREEMENTS

Artisan Partners is responsible for management of the Funds’ (as defined below) investment portfolios and for overall management of the Funds’ business and affairs pursuant to an investment advisory agreement (the “Advisory Agreement”) between Artisan Partners Funds and Artisan Partners. With respect to each Fund, the Advisory Agreement, after an initial two-year term, may be continued from year to year only so long as the continuation is approved at least annually (a) by the vote of a majority of the directors of Artisan Partners Funds who are not “interested persons” of Artisan Partners Funds or Artisan Partners (the “independent directors”), and (b) by the board of directors or by the vote of a majority (as defined in the Investment Company Act of 1940, as amended) of the outstanding shares of the Fund.

The directors of Artisan Partners Funds held a meeting on May 4-5, 2023 (the “May 4-5 Meeting”), at which they gave preliminary consideration to information bearing on the continuation of the Advisory Agreement with respect to each of Artisan Developing World Fund, Artisan Emerging Markets Debt Opportunities Fund, Artisan Floating Rate Fund, Artisan Focus Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Unconstrained Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Explorer Fund, Artisan International Small-Mid Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Select Equity Fund, Artisan Small Cap Fund, Artisan Sustainable Emerging Markets Fund, Artisan Value Fund and Artisan Value Income Fund (each, a “Fund,” and, together, the “Funds”) for the period from July 1, 2023 through June 30, 2024. The primary purpose of the May 4-5 Meeting was to allow the directors ample opportunity to consider matters they deemed relevant in connection with the continuation of the Advisory Agreement (including the information provided relating to their review of the Advisory Agreement, in addition to materials they reviewed at meetings over the course of the preceding year), and to request any additional information they considered reasonably necessary to their deliberations.

At their regular quarterly meeting held on May 31-June 1, 2023 (the “May-June Meeting”), the directors, including the independent directors, considered and unanimously approved the continuation through June 30, 2024 of the Advisory Agreement with respect to each of the Funds. The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the contract review meetings.

Prior to the May 4-5 Meeting, independent counsel to the independent directors sent to Artisan Partners requests for information to be provided to the directors in connection with their consideration of the Advisory Agreement. Artisan Partners provided materials to the directors in response to those requests as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement. Artisan Partners provided a report (the “Broadridge Report”) prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source of investment company data, that included information relating to each Fund’s fees and expenses compared to the fees and expenses of a relatively small peer group (the “Broadridge Peer Group”) and a larger peer universe of mutual funds (the “Broadridge Universe”) selected by Broadridge. The Broadridge Report also contained information comparing each Fund’s investment performance to the performance of a relatively small performance peer group selected by Artisan Partners using a methodology developed by Artisan Partners in consultation with the independent directors, and to the performance of the Fund’s Broadridge Universe (or, in the case of Artisan Value Income Fund and Artisan International Value Fund, to the performance of peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification used by Broadridge to compile the Broadridge Universes (the “Supplemental Universes”)).

The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement. The directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the independent directors and Artisan Partners, that certain aspects of such arrangements may receive greater scrutiny from the directors in some years than in others and that the directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

In evaluating the Advisory Agreement, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations; the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds; the management fee rates payable by each Fund; the total expense ratios of each class of shares of the Funds; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by Artisan Partners from its relationship with the Funds. In addition to the third-party reports by Broadridge and the memorandum from independent counsel, the directors reviewed information provided and presented at or prior to the May 4-5 Meeting and the May-June Meeting, concerning, among other things, the following:

•Artisan Partners’ organization and operations, financial condition and stability and ownership structure;

•Artisan Partners’ personnel and business and financial model and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel, including with respect to incentive compensation offered to such personnel, Artisan Partners’ workforce diversity and inclusion practices and Artisan Partners’ succession planning processes with respect to, among other areas, the leadership of the Funds’ portfolio management teams and the senior management of Artisan Partners; Artisan Partners’ research, including with respect to its acquisition and use of traditional and alternative data, and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters, including the use of and reliance on vendors in connection with the management or operations of the Funds; and Artisan

176	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING CERTAIN FUNDS’ ADVISORY AGREEMENTS

Partners’ views on the effects of the evolving competitive landscape of the asset management industry, and certain industry and regulatory developments, on the Funds’ and/or Artisan Partners’ business;

•The terms of the Advisory Agreement, including the scope of services performed by Artisan Partners; and how the services performed by Artisan Partners under the Advisory Agreement differ from those performed for other investment companies and accounts;

•Each Fund’s short- and long-term investment performance (including past 1-, 3-, 5- and 10-year and since-inception periods, as applicable), including performance attribution and rolling 5-year excess return information for certain Funds and performance comparisons for various time periods with (a) other Artisan Partners client accounts managed with similar investment objectives, (b) other mutual funds having similar investment objectives and (c) appropriate market indices;

•Information on each Fund’s redemption rates relative to other accounts managed by Artisan Partners, including separate account strategies, and appropriate industry peer groups;

•Any litigation pending, threatened or settled involving Artisan Partners, and the results of any inspections, investigations or examinations thereof by the SEC or other governmental or regulatory authorities since January 1, 2022;

•Information regarding fee arrangements, including a comparison of the total expense ratio of each share class of each Fund with other mutual funds; the structure of the management fees, including the method of computing fees and the frequency of payment of fees and Artisan Partners’ process for determining proposed management fee rates for new funds; a comparison of the management fees with fees charged by other investment advisers for managing mutual funds with similar investment objectives; information regarding expense limitation arrangements and effective annual management fee rates for each of the Funds for the calendar year ended December 31, 2022; the expenses other than management fees that the Funds bear, either at the level of the Fund as a whole or on a class-specific basis; and Artisan Partners’ assessment of the reasonableness and current competitiveness of the Funds’ management fee rates and total expense ratios;

•Artisan Partners’ assessment of whether it is realizing economies of scale in providing services to the Funds and, if so, whether, how and, if quantifiable, to what extent the economies of scale are shared with the Funds, and the adequacy of existing breakpoints (reduced fee levels on assets in excess of stated thresholds) in advisory fees and whether further breakpoints are appropriate;

•A comparison of the fee arrangements for the Funds with fees charged by Artisan Partners for subadvising other U.S. mutual funds and for managing other accounts, Artisan Partners’ philosophy regarding management fees charged to such sub-advised clients as compared to Funds with substantially similar investment strategies, including regarding initial fee rates and fee waivers and/or reductions, and trends in fees charged by Artisan Partners for such services;

•Information regarding third-party intermediary and service arrangements and related payments by the Funds and Artisan Partners;

•Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

•Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

•The estimated profitability to Artisan Partners of its relationship with each Fund on both a pre-tax and post-tax basis for calendar years 2020, 2021 and 2022; and the assumptions and allocation methodologies utilized for such profitability analysis;

•Potential for conflicts of interest between the Funds and Artisan Partners or its other clients and circumstances and actions addressing or bearing on potential conflicts of interest;

•Legal, compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of the Funds and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant legal and compliance services for the Funds;

•Artisan Partners’ risk assessment and risk management processes;

•Artisan Partners’ cybersecurity framework and Artisan Partners’ approach to monitoring the cybersecurity systems of the Funds’ key service providers with respect to the services provided to the Funds;

•Artisan Partners’ views on environmental, social and governance (“ESG”) investing, including the extent to which and how Artisan Partners’ investment teams incorporate ESG factors into the investment process with the goal of helping enhance risk-adjusted portfolio returns;

•Artisan Partners’ business continuity and disaster recovery procedures.

Artisan Partners Funds	177

FACTORS CONSIDERED IN RENEWING CERTAIN FUNDS’ ADVISORY AGREEMENTS

Following the May 4-5 Meeting and executive sessions with their independent counsel, the independent directors requested certain follow-up information from Artisan Partners. Artisan Partners provided this follow-up information prior to the May-June Meeting. At the May-June Meeting, Artisan Partners presented certain additional information to the directors regarding the Funds, and the independent directors and their independent counsel reviewed with the full board the information discussed at the May 4-5 Meeting and during their executive sessions. The directors then considered whether any further discussion or review was necessary, concluding that the information reviewed by the independent directors prior to and at the May-June Meeting provided a sufficient basis for taking action on the continuation of the Advisory Agreement with respect to each Fund for an additional year. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds were appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreement. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. With respect to each Fund, the directors concluded that the Fund’s performance (including absolute performance and, where applicable, outperformance of peers and relevant benchmarks over long-term periods) or other relevant factors supported continuation of the Fund’s advisory arrangements under the Advisory Agreement. In the case of each Fund that had performance that lagged that of a peer group or benchmark for certain (although not necessarily all) periods, the directors concluded that other factors relevant to performance supported continuation of the advisory arrangements. These factors included either or both of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection, sector allocation or risk mitigation) by Artisan Partners that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s more recent or long-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups. The directors also considered Artisan Partners’ explanations of the Funds’ investment styles and their comparability to those of other funds in the Funds’ peer groups, including the Supplemental Universes.

The costs of the services and profitability of Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the estimated profitability it realizes, are reasonable in relation to the nature and quality of services provided with respect to each Fund, based on the assumptions and methodology for calculating such costs and profitability presented to the directors by Artisan Partners.

Comparisons of the services rendered and the amounts payable under the Advisory Agreement with those under other investment advisory agreements. The directors concluded that the fees payable by the Funds to Artisan Partners are reasonable in relation to the nature and quality of the services provided. In reaching this conclusion, the directors compared the fees payable by the Funds to the fees paid by other mutual funds that are in the same Broadridge Peer Groups and Broadridge Universes (or Supplemental Universes, as applicable). The directors also considered the fees Artisan Partners receives from, and the scope of services it provides to, other Artisan Partners clients, including its private funds, separate account clients and UCITS funds, and the U.S. mutual funds and collective investment trust portfolios for which it serves as sub-adviser, noting the significantly broader scope of services that Artisan Partners provides to the Funds as compared to the other types of clients. In reaching their conclusion, among the various factors considered, the directors also took into account the costs and risks assumed by Artisan Partners in connection with launching and maintaining publicly-offered mutual funds, and how those costs and risks differ from those associated with other components of Artisan Partners’ business.

In addition, the directors noted that Artisan Partners has contractually agreed to maintain certain expense limitations through January 31, 2025 for Artisan Emerging Market Debt Opportunities Fund (Investor, Advisor and Institutional Shares), Artisan Floating Rate Fund (Investor, Advisor and Institutional Shares), Artisan Global Discovery Fund (Investor, Advisor and Institutional Shares), Artisan Global Equity Fund (Investor, Advisor and Institutional Shares), Global Unconstrained Fund (Investor, Advisor and Institutional Shares), Artisan International Explorer Fund (Investor, Advisor and Institutional Shares), Artisan Select Equity Fund (Investor, Advisor and Institutional Shares), Artisan Sustainable Emerging Markets Fund (Investor, Advisor and Institutional Shares), Artisan Value Fund (Investor, Advisor and Institutional Shares) and Artisan Value Income Fund (Investor, Advisor and Institutional Shares).

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of Artisan Developing World Fund, Artisan Focus Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Small-Mid Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund and Artisan Value Fund have appropriately benefited from economies of scale under the management fee structures of their advisory arrangements. The directors concluded that the shareholders of each of Artisan Floating Rate Fund, Artisan International Explorer Fund, Artisan Emerging Markets Debt Opportunities Fund, Artisan Global Unconstrained Fund, Artisan Value Income Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Select Equity Fund and Artisan Sustainable Emerging Markets Fund would likely benefit from economies of scale if the Fund’s assets reach the level at which it will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreement.

178	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING CERTAIN FUNDS’ ADVISORY AGREEMENTS

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, in addition to the services provided by Artisan Partners pursuant to the Advisory Agreement and the management fees to be paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded the primary fall-out benefits include (1) the potential conversion of Fund shareholders to separate account clients of Artisan Partners, and the ability otherwise to attract new clients and investment talent to Artisan Partners, (2) the acquisition of research products and services by Artisan Partners, for the benefit of its clients including the Funds, in return for brokerage commissions paid by the Funds (“soft dollars”), (3) reputational benefits as a result of its association with the Funds and (4) the ability of Artisan Partners to leverage its relationships with service providers to obtain favorable terms for its clients. The directors concluded that the Funds could benefit from potential institutional shareholders who might choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of their association with Artisan Partners.

At the conclusion of the foregoing discussions, the board approved the Advisory Agreement for the period from July 1, 2023 through June 30, 2024 for each Fund by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

Artisan Partners Funds	179

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of September 30, 2023. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Research Systems, Inc. (“FactSet”).

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources for most Funds and FactSet (to the extent available) as a secondary source for this information. The Adviser uses the Sustainable Industry Classification System (“SICS®“), developed by the Sustainability Accounting Standards Board (“SASB”), as the primary source with respect to Sustainable Emerging Markets Fund. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

The indices to which the Funds are compared are:

Artisan Developing World and Artisan Sustainable Emerging Markets Funds – Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market-weighted index of companies in emerging markets.

Artisan Emerging Markets Debt Opportunities Fund – JP Morgan (JPM) EMB Hard Currency/Local Currency 50-50 is an unmanaged, blended index consisting of: 50% JPM Government Bond Index-Emerging Market Global Diversified (GBIEMGD), an index of local-currency bonds with maturities of more than one year issued by Emerging Markets governments; 25% JPM Emerging Markets Bond Index-Global Diversified (EMBIGD), an index of USD-denominated bonds with maturities of more than one year issued by Emerging Markets governments; and 25% JPM Corporate Emerging Market Bond Index-Broad Diversified (CEMBIBD), an index of USD-denominated Emerging Markets corporate bonds.

Artisan Floating Rate Fund – Credit (CS) Suisse Leveraged Loan Index is an unmanaged market-weighted index designed to mirror the investable universe of the US dollar-denominated leveraged loan market.

Artisan Focus, Artisan Select Equity and Artisan Value Income Funds – S&P 500® Index is a market-cap-weighted index that measures the performance of 500 US companies focused on the Large-cap sector of the market.

Artisan Global Discovery, Artisan Global Equity, Artisan Global Opportunities and Artisan Global Value Funds – Morgan Stanley Capital International All Country World Index (MSCI ACWI Index) is a market-weighted index of global developed and emerging markets.

Artisan Global Unconstrained Fund – ICE BofA 3 Month US Treasury Index is an unmanaged index that comprises a single US Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

Artisan High Income Fund – ICE BofAML US High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

180	Artisan Partners Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan International and Artisan International Value Funds – Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) is a market-weighted index of companies in developed markets, excluding the US and Canada. MSCI EAFE’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International and Artisan International Value Funds – Morgan Stanley Capital All Country World Index ex USA (MSCI ACWI ex USA Index) is a market-weighted index of global developed and emerging markets, excluding the US.

Artisan International Explorer and Artisan International Small-Mid Funds – Morgan Stanley Capital International All Country World Index ex USA Small Cap Net Index (MSCI ACWI ex USA Small Cap Net Index) is a market-weighted index of small cap companies in developed and emerging markets, excluding the US.

Artisan International Small-Mid Fund – Morgan Stanley Capital International All Country World ex USA SMID Net Index (MSCI ACWI ex USA SMID Net Index) is a market-weighted index of mid and small cap companies in developed and emerging markets, excluding the US.

Artisan Mid Cap and Artisan Mid Cap Value Funds – Russell Midcap® Index is a market-weighted index of about 800 medium-sized US companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap Fund – Russell 2000® Index is a market-weighted index of about 2,000 small US companies.

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Value Fund – Russell 1000® Index is a market-weighted index of about 1,000 large US companies.

Artisan Value Fund – Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Value Income Fund – Dow Jones US Select Dividend Index is a yield-weighted index that aims to represents the US’s leading stocks by dividend yield.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (MSCI) and Standard & Poor’s Financial Services, LLC (S&P). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaim all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of such damages.

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MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”), and may not be used without BofA’s prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and, along with the ICE BofA trademarks, has been licensed for use by Artisan Partners Limited Partnership. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See www.artisanpartners.com/ice-data.html for a full copy of the Disclaimer.

Artisan Partners Funds	181

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

The S&P 500® Index and the Dow Jones US Select Dividend Index are products of S&P Dow Jones Indices LLC (“S&P DJI”) and/or its affiliates and has been licensed for use. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). None of S&P DJI, Dow Jones, their affiliates or third party licensors makes any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

The JP Morgan Index is used with permission. Information has been obtained from sources believed to be reliable but JP Morgan does not warrant its completeness or accuracy. The Index may not be copied, used, or distributed without JP Morgan’s prior written approval. Copyright 2023, JP Morgan Chase & Co. All rights reserved.

182	Artisan Partners Funds

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Disclosure of the Funds’ complete schedule of portfolio holdings is also required to be made monthly on Form N-PORT, with every third month made available to the public by the Securities and Exchange Commission 60 days after the end of the Funds’ fiscal quarter. You can find Securities and Exchange Commission filings on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also made available at https://connect.rightprospectus.com/Artisan, and will be made available, upon request, by calling (toll-free) 800-344-1770. The schedule of portfolio holdings for the second and fourth quarter of each Fund’s fiscal year are included in the semi-annual report and annual report, respectively.

Artisan Partners Funds	183

DIRECTORS AND OFFICERS

The board of directors has overall responsibility for the conduct of the affairs of Artisan Partners Funds. Each director serves an indefinite term until the next annual meeting of shareholders at which the directors are elected and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. As of the date of this report, Artisan Partners Funds’ bylaws provide that each director must retire by the end of the calendar year in which he or she attains the age of 72. The board of directors may fill any vacancy on the board provided that after such appointment at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of the Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Partners Funds. Each officer holds office for one year and until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer, with or without cause, at any time.

The names and ages of the directors and officers as of November 15, 2023, the position each holds with the Funds, the date each was first elected to office, their principal business occupations and other directorships they have held during at least the last five years are shown below. As of September 30, 2023, each director oversees all twenty-one series of Artisan Partners Funds.

Name and Age at 11/15/23	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Directors who are not “interested persons” of Artisan Partners Funds:
Coleen Downs Dinneen – 62	Director and Chair of the Education Committee	1/1/18	Retired; until 2016, Executive Vice President and General Counsel, Natixis Investment Managers – U.S. Distribution and Chief Legal Officer and Secretary, Natixis/Loomis Funds.	None.
Gail L. Hanson – 67	Director and Independent Chair of the Board of Directors	Director since 1/1/12; Independent Chair since 1/1/19

Retired; from February 2011 to April 2018, Chief Financial Officer, Aurora Health Care (not for profit health care provider); from September 2004 to February 2011, Deputy Executive Director, State of Wisconsin Investment Board.

Director, Northwestern Mutual Series Fund, Inc. (investment company) (27 portfolios).
Bonnie L. Howard – 70	Director and Chair of the Audit Committee	3/9/18

Director, Chair of the Audit Committee and member of the Compensation Committee and Nominating and Governance Committee (May 2020 to present), and Chair of the Risk Oversight Committee and member of the Audit Committee (August 2012 to May 2020), Assured Guaranty Ltd.; Director, BMO Financial Corp and BMO Harris Bank, N.A. (September 2013 to April 2018); until December 2011, Chief Auditor and Global Head of Emerging Risk, Citigroup, Inc.

Director, Assured Guaranty Ltd (insurance company).
William J. Kelly – 63	Director	1/1/20	Chief Executive Officer, Chartered Alternative Investment Analyst (CAIA) Association.	None.
Peter M. Lebovitz – 68	Director and Chair of the Governance and Nominating Committee	7/1/14	Managing Partner, Harkness Partners, LLC (provider of strategic consulting to investment management firms).	None.
Peter E. Sundman – 64	Director	1/1/2020

Trustee, IES Abroad (since 2012); Trustee, The College of Wooster (since 2003); Trustee, Frost Valley YMCA (since 1998). Formerly, Chief Executive Officer, ClearBridge Advisors (2009-2011); Chairman and Chief Executive Officer, Neuberger Funds (1999-2008); President, Neuberger Berman Management (1999-2008).

None.
Director who is an “interested person” of Artisan Partners Funds:
Gregory K. Ramirez –53*	Director, President and Chief Executive Officer	Director since 1/1/20; President and Chief Executive Officer since 2/12/20

Managing Director and Vice President of Artisan Partners; Executive Vice President of Artisan Partners Asset Management Inc.; until February 2020, Chief Financial Officer, Vice President and Treasurer of Artisan Partners Funds; Chair and President of Artisan Partners Distributors LLC (“Distributors”); prior thereto, Vice President, Treasurer and Chief Financial Officer of Distributors; Director of Artisan Partners Global Funds plc; Director of certain private funds sponsored by Artisan Partners.

None.

*Mr. Ramirez is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is a Director, President and Chief Executive Officer of Artisan Partners Funds and holds various positions with Artisan Partners and its affiliates and beneficially owns interests in Artisan Partners and/or its parent company.

184	Artisan Partners Funds

DIRECTORS AND OFFICERS

Name and Age at 11/15/23	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Officers:
Jill M. Demski – 49	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	2/12/20

Chief Compliance Officer of Artisan Partners Funds (since February 2020); Associate Counsel (since January 2019) and Director of Compliance of Artisan Partners; Chief Compliance Officer (since October 2019) of Artisan Partners Distributors LLC.

None.
Shannon K. Jagodinski – 46	Chief Financial Officer, Vice President and Treasurer	Chief Financial Officer and Treasurer since 2/12/20; Vice President since 2/10/15

Director of Vehicle Administration of Artisan Partners; prior thereto Senior Manager; until February 2020, Assistant Treasurer of Artisan Partners Funds; Director of Artisan Partners Global Funds plc (since November 2023).

None.
Laura E. Simpson – 47	General Counsel, Vice President and Secretary	General Counsel and Secretary since 11/10/22; Vice President since 2/10/15

Managing Director, General Counsel (since October 2022), Vice President and Secretary (since November 2023) of Artisan Partners; prior thereto Deputy General Counsel of Artisan Partners; Executive Vice President, Chief Legal Officer and Secretary of Artisan Partners Asset Management Inc. (since October 2023); Director (since July 2020) of certain private funds sponsored by Artisan Partners; until November 2022, Assistant Secretary of Artisan Partners Funds.

None.
Sarah A. Johnson – 51	Vice President and Assistant Secretary	Vice President since 2/8/11; Assistant Secretary since 11/10/22

Managing Director and Vice President of Artisan Partners; prior thereto General Counsel of Artisan Partners; until October 2023, Executive Vice President, Chief Legal Officer and Secretary of Artisan Partners Asset Management Inc.; until February 2023, Vice President and Secretary of Artisan Partners Distributors, LLC.; until November 2022, General Counsel and Secretary of Artisan Partners Funds.

None.
Young Kyung Lee – 35	Vice President and Assistant Secretary	11/15/23	Associate Counsel of Artisan Partners since March 2021; until March 2021, Counsel, Ropes & Gray.	None.
Peter D. Smith – 39	Assistant Treasurer	11/15/23	Senior Manager of Investment Tax of Artisan Partners.	None.
Kori T. Fojtik – 38	Assistant Treasurer	11/10/22	Manager of Vehicle Administration of Artisan Partners.	None.

The business address of the officers and the directors affiliated with Artisan Partners is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The address of the other directors is c/o Artisan Partners Funds, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Artisan Partners Funds’ statement of additional information (SAI) contains further information about the directors. Please call 800.344.1770 or visit our website at www.artisanpartners.com for a free copy of the SAI.

ARTISAN PARTNERS

Go PAPERLESS
with E·Delivery
WWW.ARTISANFUNDS.COM

ARTISAN PARTNERS FUNDS
P.O. BOX 219322
KANSAS CITY, MO 64121-9322

Item 2.	Code of Ethics.

(a) Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Registrant’s board of directors has determined that Gail L. Hanson, member of the registrant’s audit committee, William J. Kelly, member of the registrant’s audit committee, Peter M. Lebovitz, member of the registrant’s audit committee, and Bonnie L. Howard, member and chair of the registrant’s audit committee, each qualify as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Ms. Hanson, Mr. Kelly, Mr. Lebovitz and Ms. Howard are “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including, without limitation, for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

Aggregate fees billed to the Corporation for professional services rendered by Ernst & Young for the 2023 and 2022 fiscal years of the Corporation are summarized in the table below. The table summarizes fees billed (or to be billed) by Ernst & Young for work performed relating to each applicable period identified below.

Fees:

	Fiscal Year Ended September 30, 2023	Fiscal Year Ended September 30, 2022
Audit Fees (a)	$649,319	$599, 068
Audit-Related Fees (b)	$—	$—
Tax Fees (c)	$535,410	$489,887
All Other Fees (d)	—	—

(a) “Audit Fees” include amounts for professional services rendered by Ernst & Young for the audit of the Corporation’s annual financial statements and services that are normally provided by Ernst & Young in connection with statutory and regulatory filings or engagements, including for 2023, portions of which had not been billed as of September 30, 2023, and fees billed for consents issued in conjunction with the Corporation’s post-effective amendments to the Funds’ registration statements filed for each of the last two fiscal years.

(b)  “Audit-Related Fees” include amounts for assurance and related services by Ernst & Young that are reasonably related to the performance of the audit of the Corporation’s financial statements. Audit-related fees have not been reported under the item “audit fees” in the chart above.

(c) “Tax Fees” include amounts for professional services rendered by Ernst & Young for tax compliance, tax advice and tax planning.

The fees shown in the table above for the fiscal year ended September 30, 2023 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2023, which had not been billed as of September 30, 2023; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2022, which also had not been billed as of September 30, 2023; (3) the use of a PFIC database supplied by Ernst & Young for the fiscal year ended September 30, 2021, the excise year ended December 31, 2022 and the semiannual period ended March 31, 2023; the use of a Global Withholding Tax Reporter Database, AIS Content and RS Analyzer supplied by Ernst & Young for the fiscal year ended September 30, 2023; and EU reclaim filing fees.

The fees shown in the table above for the fiscal year ended September 30, 2022 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2022, which had not been billed as of September 30, 2022; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2022, which also had not been billed as of September 30, 2022; (3) the use of a PFIC database supplied by Ernst & Young for the fiscal year ended September 30, 2021, the excise year ended December 31, 2021 and the semiannual period ended March 31, 2022; the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young for the fiscal year ended September 30, 2022; and EU reclaim filing fees.

(d) None.

(e)(1) During its regularly scheduled periodic meetings, the registrant’s audit committee considers any requests to pre-approve any audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has authorized its chair to exercise that authority in the intervals between meetings; and the chair presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of SEC Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate fees for all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided, 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2) No services included in Items 4(b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees for the fiscal years ended September 30, 2023 and September 30, 2022 by the registrant’s principal accountant for non-audit services rendered to the registrant are shown in the tables above and described under Items 4(b) – (d) above. For the registrant’s fiscal years ended September 30, 2023 and September 30, 2022, Ernst & Young LLP served as the registrant’s principal accountant and provided no services and billed no fees for non-audit services rendered to the registrant’s adviser or entities controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The provisions of Rule 2-01(c)(7) were effective on May 6, 2003. No such services were rendered on or after May 6, 2003.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of September 30, 2023 are included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

(2)	Certifications of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)	Certification of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez Principal Executive Officer

Date:	December 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez Principal Executive Officer

Date:	December 1, 2023

By:	/s/ Shannon K. Jagodinski
Shannon K. Jagodinski Principal Financial Officer

Date:	December 1, 2023